UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

May 31, 2015

1.816023.110

UEI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.4%
BorgWarner, Inc.	1,097,674	$ 66,025
Delphi Automotive PLC	1,407,161	122,395
Johnson Controls, Inc.	3,186,307	165,752
The Goodyear Tire & Rubber Co.	1,306,723	41,613
		395,785
Automobiles - 0.6%
Ford Motor Co.	19,176,875	290,913
General Motors Co.	6,557,402	235,870
Harley-Davidson, Inc.	1,025,386	54,848
		581,631
Distributors - 0.1%
Genuine Parts Co.	740,226	66,968
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,334,296	42,337
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	2,183,573	101,165
Chipotle Mexican Grill, Inc. (a)	150,382	92,563
Darden Restaurants, Inc. (d)	601,327	39,411
Marriott International, Inc. Class A	1,005,426	78,413
McDonald's Corp.	4,659,133	446,951
Royal Caribbean Cruises Ltd. (d)	798,478	60,668
Starbucks Corp.	7,269,480	377,722
Starwood Hotels & Resorts Worldwide, Inc.	832,296	68,881
Wyndham Worldwide Corp.	584,418	49,623
Wynn Resorts Ltd. (d)	392,683	39,539
Yum! Brands, Inc.	2,099,574	189,193
		1,544,129
Household Durables - 0.4%
D.R. Horton, Inc. (d)	1,611,925	42,103
Garmin Ltd. (d)	585,802	26,642
Harman International Industries, Inc.	332,682	40,095
Leggett & Platt, Inc.	670,643	31,708
Lennar Corp. Class A (d)	865,432	40,355
Mohawk Industries, Inc. (a)	300,831	56,147
Newell Rubbermaid, Inc.	1,314,188	51,950
PulteGroup, Inc.	1,606,397	30,811
Whirlpool Corp.	378,613	69,759
		389,570
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,845,946	$ 792,335
Expedia, Inc.	479,145	51,393
Netflix, Inc. (a)	293,271	183,019
Priceline Group, Inc. (a)	251,780	295,096
TripAdvisor, Inc. (a)	540,427	41,213
		1,363,056
Leisure Products - 0.1%
Hasbro, Inc. (d)	542,354	39,120
Mattel, Inc. (d)	1,639,725	42,321
		81,441
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A (d)	1,063,431	26,065
CBS Corp. Class B	2,217,736	136,879
Comcast Corp. Class A	12,318,109	720,117
DIRECTV (a)(d)	2,437,385	221,900
Discovery Communications, Inc.:
Class A (a)(d)	720,544	24,455
Class C (non-vtg.) (a)(d)	1,310,165	41,198
Gannett Co., Inc.	1,099,690	39,358
Interpublic Group of Companies, Inc.	1,998,860	40,817
News Corp. Class A (a)	2,421,016	36,678
Omnicom Group, Inc.	1,196,008	89,138
Scripps Networks Interactive, Inc. Class A	472,306	31,649
The Walt Disney Co. (d)	7,579,717	836,573
Time Warner Cable, Inc. (d)	1,361,695	246,317
Time Warner, Inc.	4,026,049	340,121
Twenty-First Century Fox, Inc. Class A	8,863,749	297,822
Viacom, Inc. Class B (non-vtg.)	1,770,279	118,396
		3,247,483
Multiline Retail - 0.8%
Dollar General Corp.	1,470,891	106,772
Dollar Tree, Inc. (a)	996,931	74,760
Family Dollar Stores, Inc.	466,032	36,127
Kohl's Corp.	979,261	64,132
Macy's, Inc.	1,651,097	110,541
Nordstrom, Inc.	681,933	49,536
Target Corp.	3,087,755	244,921
		686,789
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.3%
AutoNation, Inc. (a)	363,384	$ 22,679
AutoZone, Inc. (a)(d)	154,629	104,161
Bed Bath & Beyond, Inc. (a)(d)	839,521	59,875
Best Buy Co., Inc.	1,411,289	48,972
CarMax, Inc. (a)(d)	1,018,057	72,323
GameStop Corp. Class A (d)	526,039	22,835
Gap, Inc. (d)	1,285,732	49,282
Home Depot, Inc.	6,388,315	711,786
L Brands, Inc.	1,191,800	103,115
Lowe's Companies, Inc.	4,716,286	330,046
O'Reilly Automotive, Inc. (a)(d)	492,755	108,175
Ross Stores, Inc.	1,003,388	96,998
Staples, Inc. (d)	3,104,833	51,121
Tiffany & Co., Inc.	545,541	51,134
TJX Companies, Inc.	3,309,465	213,063
Tractor Supply Co.	660,216	57,531
Urban Outfitters, Inc. (a)	485,001	16,674
		2,119,770
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,337,122	47,294
Fossil Group, Inc. (a)(d)	214,912	15,261
Hanesbrands, Inc. (d)	1,942,923	61,902
Michael Kors Holdings Ltd. (a)	973,187	45,253
NIKE, Inc. Class B	3,392,314	344,897
PVH Corp.	399,691	41,824
Ralph Lauren Corp.	292,056	38,084
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	808,834	63,421
VF Corp.	1,659,625	116,887
		774,823
TOTAL CONSUMER DISCRETIONARY		11,293,782
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	755,392	71,211
Coca-Cola Enterprises, Inc.	1,051,867	46,524
Constellation Brands, Inc. Class A (sub. vtg.)	815,957	96,193
Dr. Pepper Snapple Group, Inc.	935,410	71,690
Molson Coors Brewing Co. Class B	774,933	56,865
Monster Beverage Corp. (a)	708,788	90,215
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	7,185,951	$ 692,941
The Coca-Cola Co.	19,049,275	780,258
		1,905,897
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	2,132,823	304,119
CVS Health Corp.	5,454,791	558,462
Kroger Co.	2,381,748	173,391
Sysco Corp.	2,871,449	106,703
Wal-Mart Stores, Inc.	7,656,141	568,622
Walgreens Boots Alliance, Inc.	4,227,021	362,847
Whole Foods Market, Inc.	1,748,839	72,122
		2,146,266
Food Products - 1.7%
Archer Daniels Midland Co.	3,074,782	162,502
Campbell Soup Co. (d)	861,519	41,646
ConAgra Foods, Inc. (d)	2,064,680	79,717
General Mills, Inc.	2,926,736	164,336
Hormel Foods Corp. (d)	652,848	37,356
Kellogg Co.	1,227,251	77,035
Keurig Green Mountain, Inc.	587,803	50,692
Kraft Foods Group, Inc.	2,850,343	240,711
McCormick & Co., Inc. (non-vtg.) (d)	621,794	48,811
Mead Johnson Nutrition Co. Class A	980,682	95,420
Mondelez International, Inc.	7,996,041	332,555
The Hershey Co.	717,228	66,602
The J.M. Smucker Co.	473,128	56,089
Tyson Foods, Inc. Class A	1,416,354	60,124
		1,513,596
Household Products - 1.7%
Clorox Co. (d)	635,900	68,461
Colgate-Palmolive Co. (d)	4,133,351	276,067
Kimberly-Clark Corp.	1,771,653	192,862
Procter & Gamble Co.	13,091,027	1,026,206
		1,563,596
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,081,318	94,540
Tobacco - 1.5%
Altria Group, Inc.	9,546,487	488,780
Lorillard, Inc.	1,745,369	126,504
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	7,498,922	$ 622,935
Reynolds American, Inc.	1,493,766	114,647
		1,352,866
TOTAL CONSUMER STAPLES		8,576,761
ENERGY - 7.9%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	2,106,414	135,779
Cameron International Corp. (a)	939,089	48,203
Diamond Offshore Drilling, Inc. (d)	325,771	9,884
Ensco PLC Class A	1,135,835	26,692
FMC Technologies, Inc. (a)	1,121,956	46,887
Halliburton Co.	4,118,881	186,997
Helmerich & Payne, Inc. (d)	521,802	38,086
National Oilwell Varco, Inc.	1,880,235	92,489
Noble Corp. (d)	1,172,900	19,646
Schlumberger Ltd.	6,182,218	561,160
Transocean Ltd. (United States) (d)	1,650,899	31,119
		1,196,942
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	2,456,044	205,350
Apache Corp.	1,826,692	109,309
Cabot Oil & Gas Corp.	2,002,893	68,018
Chesapeake Energy Corp. (d)	2,508,142	35,390
Chevron Corp.	9,114,385	938,782
Cimarex Energy Co.	453,722	52,409
ConocoPhillips Co.	5,969,651	380,147
CONSOL Energy, Inc. (d)	1,116,236	31,076
Devon Energy Corp.	1,873,283	122,176
EOG Resources, Inc.	2,658,649	235,796
EQT Corp.	736,313	62,638
Exxon Mobil Corp.	20,334,233	1,732,477
Hess Corp.	1,177,775	79,523
Kinder Morgan, Inc.	8,260,534	342,730
Marathon Oil Corp.	3,271,872	88,962
Marathon Petroleum Corp.	1,323,704	136,950
Murphy Oil Corp.	808,833	35,152
Newfield Exploration Co. (a)	779,423	29,470
Noble Energy, Inc.	1,874,848	82,081
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	3,735,328	$ 292,065
ONEOK, Inc. (d)	1,010,247	42,350
Phillips 66 Co.	2,634,668	208,455
Pioneer Natural Resources Co.	722,120	106,751
QEP Resources, Inc.	782,919	14,742
Range Resources Corp. (d)	803,870	44,542
Southwestern Energy Co. (a)(d)	1,863,800	48,030
Spectra Energy Corp.	3,253,185	114,415
Tesoro Corp.	605,467	53,584
The Williams Companies, Inc.	3,262,960	166,737
Valero Energy Corp.	2,495,978	147,862
		6,007,969
TOTAL ENERGY		7,204,911
FINANCIALS - 16.1%
Banks - 5.9%
Bank of America Corp.	50,994,788	841,414
BB&T Corp. (d)	3,494,165	137,915
Citigroup, Inc.	14,706,935	795,351
Comerica, Inc.	864,615	42,323
Fifth Third Bancorp	3,949,665	79,941
Huntington Bancshares, Inc.	3,926,693	43,704
JPMorgan Chase & Co.	18,073,418	1,188,869
KeyCorp	4,146,284	60,453
M&T Bank Corp.	644,311	77,884
Peoples United Financial, Inc. (d)	1,494,112	23,248
PNC Financial Services Group, Inc.	2,524,103	241,531
Regions Financial Corp.	6,509,830	65,684
SunTrust Banks, Inc.	2,542,767	108,525
U.S. Bancorp	8,634,515	372,234
Wells Fargo & Co.	22,728,400	1,271,881
Zions Bancorporation	983,736	28,410
		5,379,367
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	264,655	59,193
Ameriprise Financial, Inc.	884,743	110,230
Bank of New York Mellon Corp.	5,399,717	234,132
BlackRock, Inc. Class A (d)	614,972	224,944
Charles Schwab Corp.	5,592,825	177,013
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	1,400,054	$ 41,246
Franklin Resources, Inc.	1,899,057	96,681
Goldman Sachs Group, Inc.	1,963,902	404,937
Invesco Ltd.	2,080,717	82,875
Legg Mason, Inc. (d)	480,579	25,644
Morgan Stanley	7,473,846	285,501
Northern Trust Corp.	1,063,944	79,317
State Street Corp.	1,998,579	155,749
T. Rowe Price Group, Inc.	1,263,903	101,984
		2,079,446
Consumer Finance - 0.8%
American Express Co.	4,248,887	338,721
Capital One Financial Corp.	2,673,900	223,431
Discover Financial Services	2,168,046	126,332
Navient Corp.	1,946,122	37,502
		725,986
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	8,840,529	1,264,196
CME Group, Inc.	1,537,194	144,804
IntercontinentalExchange Group, Inc.	542,976	128,566
Leucadia National Corp.	1,528,523	37,648
McGraw Hill Financial, Inc.	1,325,822	137,554
Moody's Corp.	861,934	93,175
The NASDAQ OMX Group, Inc.	572,889	29,647
		1,835,590
Insurance - 2.6%
ACE Ltd.	1,586,827	168,965
AFLAC, Inc.	2,127,632	132,381
Allstate Corp.	2,018,677	135,897
American International Group, Inc.	6,653,038	389,935
Aon PLC	1,358,549	137,512
Assurant, Inc.	333,836	21,983
Cincinnati Financial Corp.	716,232	36,227
Genworth Financial, Inc. Class A (a)	2,407,809	19,118
Hartford Financial Services Group, Inc.	2,040,608	83,889
Lincoln National Corp.	1,242,885	70,857
Loews Corp.	1,447,210	58,062
Marsh & McLennan Companies, Inc.	2,611,796	152,085
MetLife, Inc.	5,416,922	283,088
Principal Financial Group, Inc.	1,325,930	68,537
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Progressive Corp.	2,597,972	$ 71,029
Prudential Financial, Inc.	2,200,816	186,211
The Chubb Corp.	1,119,105	109,113
The Travelers Companies, Inc.	1,557,872	157,532
Torchmark Corp.	616,166	35,165
Unum Group	1,218,801	42,609
XL Group PLC Class A (d)	1,465,084	55,204
		2,415,399
Real Estate Investment Trusts - 2.4%
American Tower Corp.	2,048,403	190,071
Apartment Investment & Management Co. Class A	757,575	28,735
AvalonBay Communities, Inc.	640,127	106,581
Boston Properties, Inc.	742,596	96,560
Crown Castle International Corp.	1,618,410	131,981
Equity Residential (SBI) (d)	1,763,551	131,067
Essex Property Trust, Inc. (d)	315,706	70,282
General Growth Properties, Inc.	3,045,695	86,285
HCP, Inc.	2,233,601	86,485
Health Care REIT, Inc. (d)	1,694,061	119,025
Host Hotels & Resorts, Inc.	3,672,163	73,149
Iron Mountain, Inc. (d)	906,330	33,054
Kimco Realty Corp.	2,000,018	47,920
Plum Creek Timber Co., Inc.	853,466	35,214
Prologis, Inc.	2,482,647	98,288
Public Storage	703,673	136,189
Realty Income Corp.	1,090,926	49,713
Simon Property Group, Inc.	1,506,876	273,347
SL Green Realty Corp. (d)	478,101	56,731
The Macerich Co.	682,361	56,029
Ventas, Inc.	1,603,639	106,674
Vornado Realty Trust (d)	847,047	84,612
Weyerhaeuser Co.	2,544,987	82,865
		2,180,857
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,356,072	51,856
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	2,333,306	22,201
TOTAL FINANCIALS		14,690,702
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.0%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)(d)	979,941	$ 160,554
Amgen, Inc.	3,678,664	574,828
Biogen, Inc. (a)	1,137,318	451,504
Celgene Corp. (a)(d)	3,880,955	444,136
Gilead Sciences, Inc.	7,220,044	810,594
Regeneron Pharmaceuticals, Inc. (a)(d)	357,627	183,305
Vertex Pharmaceuticals, Inc. (a)	1,173,554	150,555
		2,775,476
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	7,314,941	355,506
Baxter International, Inc.	2,630,223	175,199
Becton, Dickinson & Co.	1,012,099	142,210
Boston Scientific Corp. (a)	6,449,807	117,838
C.R. Bard, Inc.	359,989	61,313
DENTSPLY International, Inc. (d)	680,367	35,403
Edwards Lifesciences Corp. (a)	522,766	68,336
Intuitive Surgical, Inc. (a)	177,423	86,538
Medtronic PLC	6,908,174	527,232
St. Jude Medical, Inc.	1,363,546	100,562
Stryker Corp.	1,450,467	139,433
Varian Medical Systems, Inc. (a)(d)	485,110	42,011
Zimmer Holdings, Inc.	823,624	93,967
		1,945,548
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,704,905	201,128
AmerisourceBergen Corp.	1,011,332	113,836
Anthem, Inc.	1,293,281	217,077
Cardinal Health, Inc.	1,600,347	141,103
Cigna Corp.	1,252,832	176,436
DaVita HealthCare Partners, Inc. (a)	836,891	70,115
Express Scripts Holding Co. (a)(d)	3,523,720	307,057
HCA Holdings, Inc. (a)	1,427,157	116,784
Henry Schein, Inc. (a)	406,240	57,552
Humana, Inc.	725,242	155,673
Laboratory Corp. of America Holdings (a)	486,215	57,349
McKesson Corp.	1,128,742	267,771
Patterson Companies, Inc.	415,356	19,871
Quest Diagnostics, Inc.	699,564	52,628
Tenet Healthcare Corp. (a)	477,461	25,396
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	4,623,144	$ 555,748
Universal Health Services, Inc. Class B	441,271	57,180
		2,592,704
Health Care Technology - 0.1%
Cerner Corp. (a)	1,478,053	99,458
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,627,876	67,052
PerkinElmer, Inc. (d)	547,906	28,891
Thermo Fisher Scientific, Inc.	1,923,450	249,337
Waters Corp. (a)	402,487	53,780
		399,060
Pharmaceuticals - 6.4%
AbbVie, Inc. (d)	8,339,697	555,340
Actavis PLC (a)(d)	1,892,906	580,762
Bristol-Myers Squibb Co.	8,057,304	520,502
Eli Lilly & Co.	4,739,858	373,975
Endo Health Solutions, Inc. (a)(d)	860,500	72,075
Hospira, Inc. (a)	830,935	73,471
Johnson & Johnson	13,478,734	1,349,760
Mallinckrodt PLC (a)	564,660	73,090
Merck & Co., Inc.	13,758,461	837,753
Mylan N.V.	1,971,961	143,224
Perrigo Co. PLC	682,520	129,884
Pfizer, Inc.	29,710,316	1,032,433
Zoetis, Inc. Class A	2,427,627	120,823
		5,863,092
TOTAL HEALTH CARE		13,675,338
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,527,579	214,105
Honeywell International, Inc.	3,794,048	395,340
L-3 Communications Holdings, Inc.	400,058	47,131
Lockheed Martin Corp.	1,300,355	244,727
Northrop Grumman Corp.	961,796	153,099
Precision Castparts Corp.	687,236	145,440
Raytheon Co.	1,489,782	153,835
Rockwell Collins, Inc.	644,471	61,347
Textron, Inc.	1,341,989	60,685
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	3,175,578	$ 446,232
United Technologies Corp.	4,005,878	469,369
		2,391,310
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	709,347	43,788
Expeditors International of Washington, Inc.	929,540	42,610
FedEx Corp.	1,277,254	221,246
United Parcel Service, Inc. Class B	3,368,873	334,260
		641,904
Airlines - 0.5%
American Airlines Group, Inc.	3,477,018	147,321
Delta Air Lines, Inc.	3,995,752	171,498
Southwest Airlines Co.	3,276,958	121,411
		440,230
Building Products - 0.1%
Allegion PlC	465,415	29,061
Masco Corp.	1,694,459	45,869
		74,930
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	829,679	30,267
Cintas Corp.	472,072	40,641
Pitney Bowes, Inc.	977,385	21,356
Republic Services, Inc.	1,215,160	48,959
Stericycle, Inc. (a)(d)	411,761	56,535
Tyco International Ltd.	2,036,221	82,182
Waste Management, Inc.	2,069,878	102,769
		382,709
Construction & Engineering - 0.1%
Fluor Corp.	716,428	40,278
Jacobs Engineering Group, Inc. (a)(d)	621,973	26,907
Quanta Services, Inc. (a)	1,025,072	30,055
		97,240
Electrical Equipment - 0.5%
AMETEK, Inc.	1,168,605	62,824
Eaton Corp. PLC	2,300,677	164,705
Emerson Electric Co. (d)	3,321,594	200,325
Rockwell Automation, Inc. (d)	656,852	80,721
		508,575
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.4%
3M Co.	3,077,022	$ 489,493
Danaher Corp. (d)	2,976,565	256,937
General Electric Co.	48,790,783	1,330,525
Roper Industries, Inc.	486,492	85,117
		2,162,072
Machinery - 1.5%
Caterpillar, Inc. (d)	2,938,463	250,710
Cummins, Inc.	816,450	110,670
Deere & Co. (d)	1,645,745	154,173
Dover Corp.	790,379	59,595
Flowserve Corp. (d)	653,041	35,917
Illinois Tool Works, Inc.	1,692,259	158,785
Ingersoll-Rand PLC	1,276,483	87,797
Joy Global, Inc. (d)	472,037	18,381
PACCAR, Inc.	1,718,556	109,231
Pall Corp.	516,974	64,332
Parker Hannifin Corp.	690,567	83,165
Pentair PLC (d)	884,409	56,629
Snap-On, Inc.	281,763	43,786
Stanley Black & Decker, Inc.	763,043	78,166
Xylem, Inc.	883,768	32,319
		1,343,656
Professional Services - 0.2%
Dun & Bradstreet Corp.	174,364	22,306
Equifax, Inc.	579,227	58,114
Nielsen Holdings B.V.	1,799,739	80,970
Robert Half International, Inc.	655,112	36,929
		198,319
Road & Rail - 0.9%
CSX Corp.	4,801,876	163,648
Kansas City Southern	535,230	48,438
Norfolk Southern Corp.	1,490,214	137,100
Ryder System, Inc.	256,865	23,542
Union Pacific Corp.	4,272,123	431,100
		803,828
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,317,841	54,704
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
United Rentals, Inc. (a)(d)	467,896	$ 41,601
W.W. Grainger, Inc. (d)	290,970	69,929
		166,234
TOTAL INDUSTRIALS		9,211,007
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.6%
Cisco Systems, Inc.	24,745,799	725,299
F5 Networks, Inc. (a)	349,702	43,954
Harris Corp.	597,385	47,325
Juniper Networks, Inc.	1,755,904	48,814
Motorola Solutions, Inc.	924,331	54,536
QUALCOMM, Inc.	7,996,428	557,191
		1,477,119
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,503,710	85,787
Corning, Inc.	6,162,969	128,929
FLIR Systems, Inc.	677,663	20,703
TE Connectivity Ltd.	1,969,202	135,875
		371,294
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	866,918	66,120
eBay, Inc. (a)	5,337,914	327,534
Equinix, Inc.	273,764	73,388
Facebook, Inc. Class A (a)	10,176,359	805,866
Google, Inc.:
Class A (a)	1,384,303	754,888
Class C	1,390,999	740,164
VeriSign, Inc. (a)(d)	509,947	32,224
Yahoo!, Inc. (a)	4,220,295	181,198
		2,981,382
IT Services - 3.4%
Accenture PLC Class A (d)	3,044,926	292,435
Alliance Data Systems Corp. (a)	304,454	90,736
Automatic Data Processing, Inc.	2,303,353	196,960
Cognizant Technology Solutions Corp. Class A (a)	2,955,187	191,260
Computer Sciences Corp.	683,742	46,905
Fidelity National Information Services, Inc.	1,381,894	86,645
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	1,157,092	$ 92,741
IBM Corp.	4,456,093	755,976
MasterCard, Inc. Class A	4,732,167	436,590
Paychex, Inc.	1,584,357	78,283
Teradata Corp. (a)(d)	703,631	27,399
The Western Union Co. (d)	2,527,763	55,484
Total System Services, Inc.	798,392	32,894
Visa, Inc. Class A (d)	9,404,016	645,868
Xerox Corp.	5,067,660	57,873
		3,088,049
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	1,458,613	71,253
Analog Devices, Inc.	1,510,647	102,664
Applied Materials, Inc.	5,956,247	119,899
Avago Technologies Ltd.	1,243,834	184,175
Broadcom Corp. Class A	2,642,386	150,220
First Solar, Inc. (a)(d)	364,632	18,126
Intel Corp.	22,958,295	791,143
KLA-Tencor Corp.	788,537	47,044
Lam Research Corp.	772,302	63,522
Linear Technology Corp.	1,159,520	55,483
Microchip Technology, Inc.	976,547	47,978
Micron Technology, Inc. (a)	5,222,396	145,862
NVIDIA Corp. (d)	2,503,114	55,394
Skyworks Solutions, Inc.	925,021	101,160
Texas Instruments, Inc.	5,076,139	283,858
Xilinx, Inc.	1,267,345	60,097
		2,297,878
Software - 3.8%
Adobe Systems, Inc. (a)	2,306,866	182,450
Autodesk, Inc. (a)	1,098,954	59,508
CA Technologies, Inc.	1,545,514	47,061
Citrix Systems, Inc. (a)	774,774	50,368
Electronic Arts, Inc. (a)	1,507,297	94,590
Intuit, Inc.	1,341,461	139,713
Microsoft Corp.	39,768,774	1,863,565
Oracle Corp.	15,539,982	675,834
Red Hat, Inc. (a)	889,125	68,703
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	2,933,087	$ 213,382
Symantec Corp.	3,307,915	81,457
		3,476,631
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	28,236,123	3,678,598
EMC Corp.	9,637,476	253,851
Hewlett-Packard Co.	8,810,823	294,281
NetApp, Inc. (d)	1,511,282	50,477
SanDisk Corp.	1,032,609	70,610
Seagate Technology LLC (d)	1,591,656	88,560
Western Digital Corp.	1,052,756	102,496
		4,538,873
TOTAL INFORMATION TECHNOLOGY		18,231,226
MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	934,845	137,198
Airgas, Inc.	327,733	33,409
CF Industries Holdings, Inc.	232,240	73,360
E.I. du Pont de Nemours & Co.	4,389,096	311,670
Eastman Chemical Co.	720,583	55,319
Ecolab, Inc.	1,305,584	149,685
FMC Corp.	646,274	36,947
International Flavors & Fragrances, Inc.	391,411	46,594
LyondellBasell Industries NV Class A	1,919,790	194,091
Monsanto Co.	2,342,783	274,059
PPG Industries, Inc.	659,518	150,957
Praxair, Inc.	1,399,937	171,996
Sherwin-Williams Co.	391,012	112,682
Sigma Aldrich Corp.	578,940	80,646
The Dow Chemical Co.	5,275,334	274,687
The Mosaic Co.	1,507,449	69,117
		2,172,417
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	299,708	44,659
Vulcan Materials Co.	640,393	57,591
		102,250
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	438,680	$ 27,159
Ball Corp.	665,785	47,264
MeadWestvaco Corp.	811,689	41,023
Owens-Illinois, Inc. (a)	796,084	19,026
Sealed Air Corp.	1,018,730	49,612
		184,084
Metals & Mining - 0.4%
Alcoa, Inc.	5,924,985	74,062
Allegheny Technologies, Inc.	526,591	17,114
Freeport-McMoRan, Inc.	5,040,854	99,053
Newmont Mining Corp.	2,418,265	65,874
Nucor Corp.	1,546,616	73,155
		329,258
Paper & Forest Products - 0.1%
International Paper Co.	2,049,789	106,241
TOTAL MATERIALS		2,894,250
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc. (d)	25,159,925	869,024
CenturyLink, Inc.	2,746,090	91,280
Frontier Communications Corp.	4,859,582	25,027
Level 3 Communications, Inc. (a)	1,390,263	77,132
Verizon Communications, Inc.	20,143,809	995,910
		2,058,373
UTILITIES - 2.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,373,493	133,604
Duke Energy Corp.	3,429,948	259,750
Edison International	1,579,406	96,044
Entergy Corp.	874,902	66,904
Eversource Energy	1,535,719	75,634
Exelon Corp.	4,168,137	141,008
FirstEnergy Corp.	2,041,728	72,849
NextEra Energy, Inc.	2,149,688	219,999
Pepco Holdings, Inc.	1,225,549	33,396
Pinnacle West Capital Corp.	536,025	32,655
PPL Corp.	3,233,203	112,224
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co.	4,410,736	$ 192,705
Xcel Energy, Inc.	2,452,819	83,518
		1,520,290
Gas Utilities - 0.0%
AGL Resources, Inc.	580,050	29,217
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc. (d)	1,637,014	41,253
The AES Corp.	3,309,146	45,004
		86,257
Multi-Utilities - 1.1%
Ameren Corp.	1,176,200	47,319
CenterPoint Energy, Inc.	2,083,518	42,441
CMS Energy Corp. (d)	1,335,324	45,588
Consolidated Edison, Inc.	1,419,812	87,801
Dominion Resources, Inc.	2,851,066	201,057
DTE Energy Co.	859,138	68,070
Integrys Energy Group, Inc.	385,550	27,725
NiSource, Inc.	1,532,873	72,321
PG&E Corp.	2,309,403	123,484
Public Service Enterprise Group, Inc.	2,453,760	104,604
SCANA Corp.	692,807	36,830
Sempra Energy	1,122,430	120,628
TECO Energy, Inc. (d)	1,141,753	21,522
Wisconsin Energy Corp.	1,093,171	52,778
		1,052,168
TOTAL UTILITIES		2,687,932
TOTAL COMMON STOCKS (Cost $52,343,552)		90,524,282
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.2% 6/25/15 to 2/4/16 (e) (Cost $59,970)	$ 60,000	59,983
Money Market Funds - 3.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	736,811,454	$ 736,811
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	2,643,066,753	2,643,067
TOTAL MONEY MARKET FUNDS (Cost $3,379,878)		3,379,878
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $55,783,400)		93,964,143
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(2,525,834)
NET ASSETS - 100%		$ 91,438,309
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
902 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 94,981	$ 2,588
1,556 CME S&P 500 Index Contracts (United States)	June 2015	819,234	24,302
TOTAL EQUITY INDEX CONTRACTS		$ 914,215	$ 26,890

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,563,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 361
Fidelity Securities Lending Cash Central Fund	2,036
Total	$ 2,397
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,293,782	$ 11,293,782	$ -	$ -
Consumer Staples	8,576,761	8,576,761	-	-
Energy	7,204,911	7,204,911	-	-
Financials	14,690,702	14,690,702	-	-
Health Care	13,675,338	13,675,338	-	-
Industrials	9,211,007	9,211,007	-	-
Information Technology	18,231,226	18,231,226	-	-
Materials	2,894,250	2,894,250	-	-
Telecommunication Services	2,058,373	2,058,373	-	-
Utilities	2,687,932	2,687,932	-	-
U.S. Government and Government Agency Obligations	59,983	-	59,983	-
Money Market Funds	3,379,878	3,379,878	-	-
Total Investments in Securities:	$ 93,964,143	$ 93,904,160	$ 59,983	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 26,890	$ 26,890	$ -	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $56,100,660,000. Net unrealized appreciation aggregated $37,863,483,000, of which $40,857,851,000 related to appreciated investment securities and $2,994,368,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

May 31, 2015

1.816014.110

SEI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	285,109	$ 7,159,087
Autoliv, Inc. (d)	331,090	41,767,004
Clean Diesel Technologies, Inc. (a)(d)	33,479	68,297
Cooper Tire & Rubber Co.	199,906	7,338,549
Cooper-Standard Holding, Inc. (a)(d)	53,628	3,355,504
Dana Holding Corp.	616,591	13,423,186
Dorman Products, Inc. (a)(d)	119,068	5,555,713
Drew Industries, Inc.	93,828	5,761,039
Federal-Mogul Corp. Class A (a)(d)	128,987	1,603,308
Fox Factory Holding Corp. (a)(d)	71,194	1,161,174
Fuel Systems Solutions, Inc. (a)(d)	54,919	448,688
Gentex Corp.	1,097,090	18,848,006
Gentherm, Inc. (a)	132,199	6,776,521
Lear Corp.	286,903	33,286,486
Metaldyne Performance Group, Inc.	74,919	1,423,461
Modine Manufacturing Co. (a)	184,503	2,064,589
Motorcar Parts of America, Inc. (a)	68,506	1,970,918
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	98,943	280,998
Remy International, Inc.	124,032	2,741,107
Shiloh Industries, Inc. (a)	26,252	257,270
Spartan Motors, Inc.	125,209	570,953
Standard Motor Products, Inc.	78,990	2,778,078
Stoneridge, Inc. (a)	95,406	1,138,194
Strattec Security Corp. (d)	13,103	904,238
Superior Industries International, Inc.	89,257	1,721,768
Sypris Solutions, Inc.	33,998	50,997
Tenneco, Inc. (a)	233,864	13,732,494
Tower International, Inc. (a)	77,105	2,121,159
UQM Technologies, Inc. (a)(d)	137,888	124,099
Visteon Corp. (a)	163,449	17,900,934
		196,333,819
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	362,300	90,864,840
Thor Industries, Inc. (d)	172,708	10,550,732
Winnebago Industries, Inc. (d)	100,663	2,187,407
		103,602,979
Distributors - 0.3%
Core-Mark Holding Co., Inc.	85,979	4,617,932
LKQ Corp. (a)	1,137,993	32,512,460
Pool Corp.	163,110	10,810,931
VOXX International Corp. (a)(d)	69,278	592,327
Weyco Group, Inc.	20,030	561,040
		49,094,690
Diversified Consumer Services - 0.7%
2U, Inc. (a)(d)	35,893	996,390
American Public Education, Inc. (a)(d)	64,870	1,567,908
Apollo Education Group, Inc. Class A (non-vtg.) (a)	377,878	6,265,217

	Shares	Value
Ascent Capital Group, Inc. (a)(d)	44,999	$ 1,814,810
Bridgepoint Education, Inc. (a)(d)	54,320	505,176
Bright Horizons Family Solutions, Inc. (a)(d)	141,338	7,868,286
Cambium Learning Group, Inc. (a)	16,192	68,330
Capella Education Co.	43,969	2,342,229
Career Education Corp. (a)	215,426	812,156
Carriage Services, Inc. (d)	103,923	2,585,604
Chegg, Inc. (a)(d)	202,340	1,539,807
Collectors Universe, Inc.	19,242	411,394
DeVry, Inc.	211,335	6,722,566
Graham Holdings Co.	16,550	17,725,050
Grand Canyon Education, Inc. (a)	169,270	7,229,522
Houghton Mifflin Harcourt Co. (a)	425,049	11,212,793
ITT Educational Services, Inc. (a)(d)	66,029	288,547
K12, Inc. (a)	105,616	1,445,883
Liberty Tax, Inc. (d)	23,124	549,889
LifeLock, Inc. (a)(d)	278,496	4,238,709
Lincoln Educational Services Corp.	84,172	208,747
National American University Holdings, Inc.	23,237	72,267
Regis Corp. (a)	166,012	2,682,754
Service Corp. International	748,397	21,748,417
ServiceMaster Global Holdings, Inc.	268,589	9,021,905
Sotheby's Class A (Ltd. vtg.)	229,728	10,298,706
Steiner Leisure Ltd. (a)	48,129	2,361,209
Strayer Education, Inc. (a)	44,319	2,031,140
Universal Technical Institute, Inc.	75,572	634,805
Weight Watchers International, Inc. (a)(d)	97,008	531,604
		125,781,820
Hotels, Restaurants & Leisure - 3.4%
AG&E Holdings, Inc. (a)(d)	4,238	3,306
Ambassadors Group, Inc. (a)	48,627	122,054
ARAMARK Holdings Corp.	772,567	24,219,975
Ark Restaurants Corp.	8,457	228,254
Belmond Ltd. Class A (a)(d)	329,793	4,023,475
Biglari Holdings, Inc. (a)(d)	6,936	2,450,419
BJ's Restaurants, Inc. (a)(d)	82,017	3,754,738
Bloomin' Brands, Inc.	470,326	10,563,522
Bob Evans Farms, Inc.	89,548	4,112,940
Boyd Gaming Corp. (a)(d)	291,094	4,165,555
Bravo Brio Restaurant Group, Inc. (a)	63,389	849,413
Brinker International, Inc.	232,399	12,823,777
Buffalo Wild Wings, Inc. (a)(d)	69,446	10,602,321
Caesars Entertainment Corp. (a)(d)	152,557	1,427,934
Carrols Restaurant Group, Inc. (a)(d)	128,836	1,290,937
Century Casinos, Inc. (a)	72,191	441,087
Chanticleer Holdings, Inc. (a)	46,068	169,530
Choice Hotels International, Inc.	131,901	7,461,640
Churchill Downs, Inc.	48,125	6,000,225
Chuy's Holdings, Inc. (a)(d)	60,855	1,581,621
ClubCorp Holdings, Inc.	155,820	3,541,789
Cosi, Inc. (a)(d)	94,577	226,039
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cracker Barrel Old Country Store, Inc. (d)	89,156	$ 12,578,128
Dave & Buster's Entertainment, Inc.	45,764	1,447,515
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,771,669
Denny's Corp. (a)	321,735	3,355,696
Diamond Resorts International, Inc. (a)	189,315	5,887,697
DineEquity, Inc.	62,021	6,053,250
Diversified Restaurant Holdings, Inc. (a)	33,035	137,095
Domino's Pizza, Inc.	208,736	22,681,254
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	32,353
Dover Motorsports, Inc.	22,686	53,993
Dunkin' Brands Group, Inc.	363,839	19,414,449
El Pollo Loco Holdings, Inc. (a)(d)	51,614	1,070,474
Eldorado Resorts, Inc. (a)	92,167	752,083
Empire Resorts, Inc. (a)(d)	46,820	219,586
Entertainment Gaming Asia, Inc.	10,477	26,297
Extended Stay America, Inc. unit	221,913	4,351,714
Famous Dave's of America, Inc. (a)(d)	21,114	439,382
Fiesta Restaurant Group, Inc. (a)(d)	98,455	4,581,111
Flanigan's Enterprises, Inc.	1,120	32,749
Frisch's Restaurants, Inc.	9,075	309,095
Full House Resorts, Inc. (a)	24,413	39,305
Gaming Partners International Corp. (a)	1,584	16,379
Good Times Restaurants, Inc. (a)	41,006	376,435
Habit Restaurants, Inc. Class A (d)	38,097	1,338,348
Hilton Worldwide Holdings, Inc. (a)	1,946,614	56,373,941
Hyatt Hotels Corp. Class A (a)(d)	211,735	12,166,293
Ignite Restaurant Group, Inc. (a)	28,225	104,433
International Speedway Corp. Class A	105,482	3,927,095
Interval Leisure Group, Inc.	149,557	3,891,473
Intrawest Resorts Holdings, Inc. (a)	73,624	924,717
Isle of Capri Casinos, Inc. (a)	83,629	1,188,368
Jack in the Box, Inc.	140,208	12,171,456
Jamba, Inc. (a)(d)	61,744	945,301
Kona Grill, Inc. (a)(d)	32,384	658,043
Krispy Kreme Doughnuts, Inc. (a)(d)	240,816	4,187,790
La Quinta Holdings, Inc. (a)	337,443	8,388,833
Lakes Entertainment, Inc. (a)	33,424	293,797
Las Vegas Sands Corp. (d)	1,375,715	69,927,593
Life Time Fitness, Inc. (a)(d)	133,271	9,582,185
Luby's, Inc. (a)	44,918	233,124
Marcus Corp.	71,340	1,398,264
Marriott Vacations Worldwide Corp.	107,619	9,500,605
MGM Mirage, Inc. (a)	1,533,207	30,740,800
Monarch Casino & Resort, Inc. (a)	37,301	722,893
Morgans Hotel Group Co. (a)	104,634	717,789
Nathan's Famous, Inc. (a)	14,327	559,613
Noodles & Co. (a)(d)	50,582	734,451
Norwegian Cruise Line Holdings Ltd. (a)	502,689	27,426,712
Panera Bread Co. Class A (a)(d)	94,928	17,276,896

	Shares	Value
Papa John's International, Inc.	113,229	$ 7,779,965
Papa Murphy's Holdings, Inc. (d)	25,200	432,936
Peak Resorts, Inc.	18,903	133,266
Penn National Gaming, Inc. (a)(d)	264,256	4,394,577
Pinnacle Entertainment, Inc. (a)(d)	223,759	8,272,370
Popeyes Louisiana Kitchen, Inc. (a)(d)	85,411	4,749,706
Potbelly Corp. (a)(d)	64,510	906,366
Premier Exhibitions, Inc. (a)	8,943	40,154
Rave Restaurant Group, Inc. (a)(d)	27,514	358,507
RCI Hospitality Holdings, Inc. (a)	25,778	313,976
Red Lion Hotels Corp. (a)	62,437	456,414
Red Robin Gourmet Burgers, Inc. (a)	53,135	4,430,928
Ruby Tuesday, Inc. (a)(d)	230,663	1,439,337
Ruth's Hospitality Group, Inc.	129,505	1,907,609
Scientific Games Corp. Class A (a)(d)	184,335	2,805,579
SeaWorld Entertainment, Inc.	248,706	5,372,050
Shake Shack, Inc. Class A (d)	18,559	1,536,871
Six Flags Entertainment Corp.	329,481	16,098,442
Sonic Corp.	187,706	5,657,459
Speedway Motorsports, Inc.	53,351	1,169,454
Texas Roadhouse, Inc. Class A	243,848	8,539,557
The Cheesecake Factory, Inc.	172,587	8,900,312
Town Sports International Holdings, Inc. (d)	75,993	255,336
Vail Resorts, Inc.	136,305	14,140,281
Wendy's Co.	1,028,203	11,557,002
Zoe's Kitchen, Inc. (a)(d)	63,652	2,016,495
		574,734,022
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	40,628	1,152,210
Beazer Homes U.S.A., Inc. (a)(d)	97,397	1,784,313
Blyth, Inc. (a)	30,867	216,069
Cavco Industries, Inc. (a)	31,761	2,303,625
Century Communities, Inc.	20,046	413,950
Comstock Holding Companies, Inc. Class A (a)	37,485	21,366
CSS Industries, Inc.	31,927	880,866
Dixie Group, Inc. (a)(d)	45,824	444,493
Emerson Radio Corp. (a)	24,397	33,424
Ethan Allen Interiors, Inc. (d)	98,548	2,473,555
Flexsteel Industries, Inc.	21,122	797,778
GoPro, Inc. Class A	105,581	5,855,522
Green Brick Partners, Inc. (a)	39,405	383,411
Helen of Troy Ltd. (a)(d)	99,831	8,734,214
Hooker Furniture Corp.	40,617	1,026,392
Hovnanian Enterprises, Inc. Class A (a)(d)	504,242	1,633,744
Installed Building Products, Inc. (a)(d)	65,989	1,414,804
iRobot Corp. (a)(d)	114,922	3,671,758
Jarden Corp. (a)(d)	669,510	35,524,201
KB Home (d)	332,603	4,915,872
Koss Corp. (a)	1,389	3,806
La-Z-Boy, Inc.	195,502	5,186,668
LGI Homes, Inc. (a)(d)	52,460	988,871
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Libbey, Inc.	83,404	$ 3,294,458
Lifetime Brands, Inc.	41,749	606,613
M.D.C. Holdings, Inc. (d)	159,138	4,449,498
M/I Homes, Inc. (a)(d)	95,258	2,216,654
Meritage Homes Corp. (a)(d)	145,684	6,389,700
NACCO Industries, Inc. Class A	20,539	1,175,242
New Home Co. LLC (a)(d)	27,236	426,516
Nova LifeStyle, Inc. (a)(d)	28,221	63,215
NVR, Inc. (a)(d)	14,205	19,327,323
Ryland Group, Inc. (d)	169,756	7,141,635
Skullcandy, Inc. (a)(d)	64,637	484,778
Skyline Corp. (a)	14,802	47,366
Standard Pacific Corp. (a)(d)	535,919	4,415,973
Stanley Furniture Co., Inc. (a)	37,789	117,902
Taylor Morrison Home Corp. (a)	122,495	2,356,804
Tempur Sealy International, Inc. (a)	225,829	13,457,150
Toll Brothers, Inc. (a)	598,955	21,664,202
TRI Pointe Homes, Inc. (a)	541,198	7,804,075
Tupperware Brands Corp. (d)	185,367	12,186,027
Turtle Beach Corp. (a)(d)	43,489	78,715
UCP, Inc. (a)	26,900	219,773
Universal Electronics, Inc. (a)	58,712	3,042,456
Vuzix Corp. (a)(d)	32,371	194,550
WCI Communities, Inc. (a)	54,721	1,272,263
William Lyon Homes, Inc. (a)(d)	65,299	1,477,716
Zagg, Inc. (a)(d)	108,836	1,013,263
		194,784,779
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)(d)	117,088	1,113,507
Blue Nile, Inc. (a)(d)	48,330	1,334,391
CafePress, Inc. (a)	18,875	83,428
CVSL, Inc. (a)	22,725	30,224
EVINE Live, Inc. (a)	167,940	555,881
FTD Companies, Inc. (a)(d)	66,872	1,840,986
Gaiam, Inc. Class A (a)	57,429	377,883
Geeknet, Inc. (a)(d)	16,239	323,156
Groupon, Inc. Class A (a)(d)	1,561,159	9,960,194
HSN, Inc.	121,022	8,121,786
Lands' End, Inc. (a)(d)	47,221	1,388,770
Liberty Interactive Corp.:
(Venture Group) Series A (a)	511,230	21,216,045
Series A (a)	1,650,542	46,165,660
Liberty TripAdvisor Holdings, Inc. (a)	259,137	7,250,653
NutriSystem, Inc. (d)	114,343	2,602,447
Orbitz Worldwide, Inc. (a)(d)	335,391	3,779,857
Overstock.com, Inc. (a)(d)	54,596	1,180,911
PetMed Express, Inc. (d)	75,157	1,254,370
Shutterfly, Inc. (a)(d)	148,276	6,894,834
Travelport Worldwide Ltd. (d)	112,074	1,713,611
U.S. Auto Parts Network, Inc. (a)	51,915	116,809

	Shares	Value
Wayfair LLC Class A (d)	40,024	$ 1,196,317
zulily, Inc. Class A (a)(d)	67,383	891,140
		119,392,860
Leisure Products - 0.5%
Arctic Cat, Inc.	47,692	1,577,651
Black Diamond, Inc. (a)(d)	93,828	868,847
Brunswick Corp.	345,535	17,636,106
Callaway Golf Co.	292,936	2,765,316
Escalade, Inc.	33,614	614,464
JAKKS Pacific, Inc. (a)(d)	75,785	582,029
Johnson Outdoors, Inc. Class A	22,481	538,870
Leapfrog Enterprises, Inc. Class A (a)(d)	247,835	503,105
Malibu Boats, Inc. Class A (a)(d)	51,306	1,075,887
Marine Products Corp.	22,297	137,572
Nautilus, Inc. (a)(d)	111,275	2,350,128
Polaris Industries, Inc.	227,725	32,576,061
Smith & Wesson Holding Corp. (a)(d)	199,726	2,937,969
Sturm, Ruger & Co., Inc. (d)	69,622	3,741,486
Summer Infant, Inc. (a)	37,416	93,166
Vista Outdoor, Inc. (a)	239,569	11,041,735
		79,040,392
Media - 3.6%
A.H. Belo Corp. Class A	70,842	411,592
AMC Entertainment Holdings, Inc. Class A	68,798	1,988,950
AMC Networks, Inc. Class A (a)(d)	221,934	17,441,793
Ballantyne of Omaha, Inc. (a)	47,765	222,585
Beasley Broadcast Group, Inc. Class A	5,286	23,840
Carmike Cinemas, Inc. (a)	98,980	2,754,613
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	586,023
Charter Communications, Inc. Class A (a)(d)	309,725	55,446,970
Cinedigm Corp. (a)(d)	237,315	207,793
Cinemark Holdings, Inc.	389,682	15,793,811
Clear Channel Outdoor Holding, Inc. Class A (a)	161,115	1,809,321
Crown Media Holdings, Inc. Class A (a)	111,752	455,948
Cumulus Media, Inc. Class A (a)(d)	469,296	1,107,539
Dex Media, Inc. (a)(d)	43,261	36,344
DISH Network Corp. Class A (a)	789,655	55,899,677
DreamWorks Animation SKG, Inc. Class A (a)(d)	271,910	7,327,975
E.W. Scripps Co. Class A (d)	193,702	4,538,438
Emmis Communications Corp. Class A (a)(d)	99,045	121,825
Entercom Communications Corp. Class A (a)(d)	72,862	829,170
Entravision Communication Corp. Class A	226,807	1,530,947
Global Eagle Entertainment, Inc. (a)(d)	183,765	2,493,691
Gray Television, Inc. (a)	213,480	3,407,141
Harte-Hanks, Inc.	168,026	1,051,843
Hemisphere Media Group, Inc. (a)(d)	48,420	594,113
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Insignia Systems, Inc. (a)	22,896	$ 66,169
John Wiley & Sons, Inc. Class A	177,101	10,275,400
Journal Media Group, Inc.	58,919	471,941
Lee Enterprises, Inc. (a)(d)	177,698	534,871
Liberty Broadband Corp.:
Class A (a)	91,945	4,956,755
Class C (a)	248,016	13,263,896
Liberty Global PLC:
Class A (a)	958,594	55,147,913
Class C (a)	2,218,553	119,247,165
Liberty Media Corp.:
Class A (a)	356,535	13,660,639
Class C (a)	762,026	28,926,507
Lions Gate Entertainment Corp. (d)	339,150	11,222,474
Live Nation Entertainment, Inc. (a)	555,384	15,883,982
Loral Space & Communications Ltd. (a)	52,109	3,480,360
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	114,457	595,176
Media General, Inc. (a)(d)	353,568	5,855,086
Meredith Corp.	137,693	7,270,190
Morningstar, Inc.	76,494	5,912,986
National CineMedia, Inc.	227,615	3,625,907
New Media Investment Group, Inc.	149,265	3,286,815
Nexstar Broadcasting Group, Inc. Class A	114,525	6,515,327
NTN Communications, Inc. (a)	49,847	15,453
Radio One, Inc. Class D (non-vtg.) (a)(d)	99,600	350,592
ReachLocal, Inc. (a)(d)	43,634	125,230
Reading International, Inc. Class A (a)(d)	66,668	891,351
Regal Entertainment Group Class A	308,447	6,465,049
Rentrak Corp. (a)(d)	43,563	2,958,363
RLJ Entertainment, Inc. (a)	42,349	27,527
Saga Communications, Inc. Class A	16,931	669,113
Salem Communications Corp. Class A	28,498	133,941
Scholastic Corp. (d)	103,406	4,596,397
SFX Entertainment, Inc. (a)(d)	154,884	754,285
Sinclair Broadcast Group, Inc. Class A	265,048	7,962,042
Sirius XM Holdings, Inc. (a)	9,723,511	37,532,752
Sizmek, Inc. (a)	83,242	581,862
Spanish Broadcasting System, Inc. Class A (a)	17,489	104,409
SPAR Group, Inc. (a)	4,346	6,476
Starz Series A (a)(d)	316,318	13,272,703
The Madison Square Garden Co. Class A (a)	224,404	19,170,834
The McClatchy Co. Class A (a)	208,390	227,145
The New York Times Co. Class A (d)	504,012	7,005,767
Time, Inc.	405,997	9,138,992
Townsquare Media, Inc.	16,815	219,772
Tribune Media Co. Class A	347,436	18,414,108
Tribune Publishing Co.	77,532	1,156,777

	Shares	Value
Value Line, Inc.	1,396	$ 19,181
World Wrestling Entertainment, Inc. Class A (d)	115,819	1,656,212
		619,737,834
Multiline Retail - 0.3%
Big Lots, Inc. (d)	197,941	8,689,610
Burlington Stores, Inc. (a)	277,430	14,639,981
Dillard's, Inc. Class A	91,554	10,621,180
Fred's, Inc. Class A (d)	129,311	2,265,529
Gordmans Stores, Inc. (a)	35,393	195,369
JC Penney Corp., Inc. (a)(d)	1,178,667	10,124,750
Sears Holdings Corp. (a)(d)	189,549	8,141,130
The Bon-Ton Stores, Inc. (d)	46,249	270,557
Tuesday Morning Corp. (a)(d)	161,491	2,070,315
		57,018,421
Specialty Retail - 3.0%
Aarons, Inc. Class A	243,271	8,521,783
Abercrombie & Fitch Co. Class A	258,311	5,287,626
Advance Auto Parts, Inc. (d)	273,138	41,850,204
Aeropostale, Inc. (a)(d)	296,378	560,154
America's Car Mart, Inc. (a)(d)	31,135	1,652,023
American Eagle Outfitters, Inc. (d)	652,350	10,678,970
ANN, Inc. (a)	169,241	7,912,017
Appliance Recycling Centers of America, Inc. (a)	2,967	6,112
Asbury Automotive Group, Inc. (a)(d)	106,428	9,059,151
Ascena Retail Group, Inc. (a)(d)	485,407	7,174,315
Barnes & Noble, Inc. (a)(d)	197,827	4,652,891
bebe stores, Inc.	123,042	319,909
Big 5 Sporting Goods Corp.	67,233	976,895
Books-A-Million, Inc. (a)	28,953	90,044
Boot Barn Holdings, Inc. (d)	40,624	993,663
Build-A-Bear Workshop, Inc. (a)	42,241	679,658
Cabela's, Inc. Class A (a)(d)	177,517	9,053,367
Caleres, Inc.	163,985	5,072,056
Chico's FAS, Inc.	585,693	9,728,361
Christopher & Banks Corp. (a)(d)	142,357	817,129
Citi Trends, Inc. (a)	56,074	1,348,580
Conn's, Inc. (a)(d)	89,902	3,325,475
CST Brands, Inc.	286,375	11,389,134
Destination Maternity Corp.	47,814	525,476
Destination XL Group, Inc. (a)(d)	157,481	763,783
Dick's Sporting Goods, Inc.	364,043	19,556,390
DSW, Inc. Class A	262,998	9,112,881
Express, Inc. (a)	312,530	5,513,029
Finish Line, Inc. Class A	172,818	4,522,647
Five Below, Inc. (a)(d)	203,214	6,756,866
Foot Locker, Inc. (d)	527,920	33,364,544
Francesca's Holdings Corp. (a)(d)	156,791	2,456,915
Genesco, Inc. (a)	93,855	6,212,262
GNC Holdings, Inc.	330,528	14,721,717
Group 1 Automotive, Inc. (d)	80,826	6,652,788
Guess?, Inc. (d)	238,877	4,189,903
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Haverty Furniture Companies, Inc.	77,079	$ 1,619,430
hhgregg, Inc. (a)(d)	51,212	197,166
Hibbett Sports, Inc. (a)(d)	92,754	4,317,699
Kirkland's, Inc.	59,206	1,555,342
Lithia Motors, Inc. Class A (sub. vtg.)	85,777	9,130,962
Lumber Liquidators Holdings, Inc. (a)(d)	100,451	2,049,200
MarineMax, Inc. (a)	95,176	2,276,610
Mattress Firm Holding Corp. (a)(d)	58,121	3,433,789
Michaels Companies, Inc.	174,063	4,762,364
Monro Muffler Brake, Inc. (d)	123,067	7,262,184
Murphy U.S.A., Inc. (a)(d)	158,354	9,220,953
New York & Co., Inc. (a)	101,159	256,944
Office Depot, Inc. (a)	1,833,152	16,993,319
Outerwall, Inc.	69,825	5,352,785
Pacific Sunwear of California, Inc. (a)	152,515	236,398
Penske Automotive Group, Inc.	161,476	8,333,776
Perfumania Holdings, Inc. (a)	10,679	57,560
Pier 1 Imports, Inc. (d)	336,151	4,272,479
Rent-A-Center, Inc. (d)	198,744	6,012,006
Restoration Hardware Holdings, Inc. (a)(d)	133,965	12,185,456
Sally Beauty Holdings, Inc. (a)	506,289	15,801,280
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	340,578
Select Comfort Corp. (a)	192,087	5,983,510
Shoe Carnival, Inc.	57,855	1,599,112
Signet Jewelers Ltd.	299,753	38,767,055
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	2,923,850
Sportsman's Warehouse Holdings, Inc. (a)(d)	47,630	461,535
Stage Stores, Inc.	118,625	1,920,539
Stein Mart, Inc.	112,115	1,190,661
Systemax, Inc. (a)	37,103	309,810
Tandy Leather Factory, Inc.	3,074	26,160
The Buckle, Inc. (d)	103,729	4,416,781
The Cato Corp. Class A (sub. vtg.)	98,231	3,663,034
The Children's Place Retail Stores, Inc. (d)	78,805	5,153,847
The Container Store Group, Inc. (a)(d)	48,761	895,252
The Men's Wearhouse, Inc.	169,670	9,842,557
The Pep Boys - Manny, Moe & Jack (a)(d)	200,196	2,027,985
Tile Shop Holdings, Inc. (a)(d)	100,402	1,252,013
Tilly's, Inc. (a)	41,468	399,752
Trans World Entertainment Corp. (a)	29,120	112,694
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	238,709	36,431,768
Vitamin Shoppe, Inc. (a)(d)	113,564	4,508,491
West Marine, Inc. (a)	56,548	538,337
Williams-Sonoma, Inc.	318,317	25,022,899

	Shares	Value
Winmark Corp.	8,782	$ 807,329
Zumiez, Inc. (a)(d)	79,325	2,368,645
		521,790,614
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	471,454	273,443
Carter's, Inc.	196,465	20,279,117
Charles & Colvard Ltd. (a)	45,090	66,733
Cherokee, Inc.	35,722	853,756
Columbia Sportswear Co.	102,047	5,719,734
Crocs, Inc. (a)(d)	301,863	4,540,020
Crown Crafts, Inc.	2,227	17,861
Culp, Inc.	37,424	986,122
Deckers Outdoor Corp. (a)	128,681	8,769,610
Delta Apparel, Inc. (a)	17,128	237,223
DGSE Companies, Inc. (a)(d)	6,929	2,772
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	12,235
G-III Apparel Group Ltd. (a)(d)	143,160	8,140,078
Iconix Brand Group, Inc. (a)(d)	176,066	4,546,024
Joe's Jeans, Inc. (a)	173,010	25,952
Kate Spade & Co. (a)(d)	474,868	11,767,229
Lakeland Industries, Inc. (a)(d)	20,493	209,029
lululemon athletica, Inc. (a)(d)	390,474	23,346,440
Movado Group, Inc. (d)	68,178	1,783,536
Oxford Industries, Inc.	55,126	4,182,410
Perry Ellis International, Inc. (a)(d)	47,883	1,176,006
Quiksilver, Inc. (a)(d)	451,488	618,539
Rocky Brands, Inc.	27,150	520,466
Sequential Brands Group, Inc. (a)(d)	100,045	1,397,629
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	153,439	16,244,587
Steven Madden Ltd. (a)	208,816	7,889,068
Superior Uniform Group, Inc.	29,286	553,505
Tumi Holdings, Inc. (a)(d)	224,245	4,327,929
Unifi, Inc. (a)(d)	54,521	1,773,023
Vera Bradley, Inc. (a)(d)	83,488	1,130,428
Vince Holding Corp. (a)(d)	64,416	1,025,503
Wolverine World Wide, Inc. (d)	383,462	11,266,114
		143,682,121
TOTAL CONSUMER DISCRETIONARY		2,784,994,351
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	33,644	8,874,614
Castle Brands, Inc. (a)(d)	356,392	534,588
Coca-Cola Bottling Co. Consolidated	18,110	2,056,753
Craft Brew Alliance, Inc. (a)(d)	36,075	388,167
Crystal Rock Holdings, Inc. (a)	4,384	3,113
MGP Ingredients, Inc.	46,803	825,605
National Beverage Corp. (a)	48,005	993,704
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Primo Water Corp. (a)	71,871	$ 453,506
REED'S, Inc. (a)(d)	27,179	165,520
		14,295,570
Food & Staples Retailing - 0.6%
Andersons, Inc.	100,240	4,444,642
Casey's General Stores, Inc. (d)	145,582	12,693,295
Chefs' Warehouse Holdings (a)(d)	70,559	1,322,981
Diplomat Pharmacy, Inc. (d)	128,634	4,971,704
Fairway Group Holdings Corp. (a)(d)	95,758	432,826
Fresh Market, Inc. (a)(d)	159,895	5,076,666
Ingles Markets, Inc. Class A (d)	40,864	1,997,432
Liberator Medical Holdings, Inc.	150,045	393,118
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	36,760	889,960
PriceSmart, Inc. (d)	76,366	6,226,884
Rite Aid Corp. (a)	3,406,638	29,705,883
Roundy's, Inc. (a)(d)	124,193	433,434
Smart & Final Stores, Inc.	97,642	1,650,150
SpartanNash Co.	140,829	4,402,315
Sprouts Farmers Market LLC (a)(d)	532,330	15,964,577
SUPERVALU, Inc. (a)	757,605	6,689,652
United Natural Foods, Inc. (a)(d)	197,038	13,215,339
Village Super Market, Inc. Class A	22,331	715,039
Weis Markets, Inc.	43,260	1,867,534
		113,093,431
Food Products - 1.6%
Alico, Inc.	10,814	533,563
B&G Foods, Inc. Class A	216,782	6,707,235
Boulder Brands, Inc. (a)(d)	220,278	2,030,963
Bunge Ltd.	541,727	50,142,251
Cal-Maine Foods, Inc. (d)	111,404	6,315,493
Calavo Growers, Inc.	57,925	2,922,316
Coffee Holding Co., Inc. (a)(d)	9,926	47,992
Darling International, Inc. (a)	616,685	9,681,955
Dean Foods Co. (d)	350,225	6,451,145
Diamond Foods, Inc. (a)	98,066	2,790,958
Farmer Brothers Co. (a)(d)	26,512	650,870
Flowers Foods, Inc. (d)	692,601	15,555,818
Fresh Del Monte Produce, Inc. (d)	130,882	4,926,398
Freshpet, Inc. (d)	62,817	1,246,289
Golden Enterprises Ltd.	2,595	10,510
Ingredion, Inc.	265,501	21,763,117
Inventure Foods, Inc. (a)(d)	76,402	725,819
J&J Snack Foods Corp.	56,722	6,114,632
John B. Sanfilippo & Son, Inc. (d)	31,541	1,596,290
Lancaster Colony Corp. (d)	74,931	6,686,842
Landec Corp. (a)	103,509	1,479,144
Lifeway Foods, Inc. (a)	18,911	337,750
Limoneira Co. (d)	40,031	866,271
Omega Protein Corp. (a)	81,771	1,124,351

	Shares	Value
Pilgrim's Pride Corp. (d)	232,580	$ 5,949,396
Pinnacle Foods, Inc.	411,106	17,328,118
Post Holdings, Inc. (a)(d)	194,747	8,424,755
RiceBran Technologies (a)(d)	15,640	52,863
Rocky Mountain Chocolate Factory, Inc. (d)	3,001	39,433
S&W Seed Co. (a)(d)	38,997	174,902
Sanderson Farms, Inc. (d)	76,191	6,211,852
Seaboard Corp. (a)(d)	1,058	3,628,940
Seneca Foods Corp. Class A (a)(d)	25,855	729,111
Snyders-Lance, Inc.	206,804	6,177,235
The Hain Celestial Group, Inc. (a)(d)	377,875	23,908,151
Tootsie Roll Industries, Inc. (d)	89,616	2,754,796
TreeHouse Foods, Inc. (a)(d)	159,937	11,408,306
WhiteWave Foods Co. (a)	649,738	31,206,916
		268,702,746
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	166,761	1,627,587
Church & Dwight Co., Inc.	486,993	40,892,802
Energizer Holdings, Inc.	231,017	32,732,799
HRG Group, Inc. (a)	412,864	5,416,776
Ocean Bio-Chem, Inc. (a)	26,292	104,116
Oil-Dri Corp. of America	15,023	466,915
Orchids Paper Products Co.	33,193	746,843
Spectrum Brands Holdings, Inc.	100,729	9,735,458
WD-40 Co. (d)	53,577	4,520,291
		96,243,587
Personal Products - 0.3%
Avon Products, Inc. (d)	1,652,867	11,107,266
CCA Industries, Inc. (a)	3,083	9,557
Coty, Inc. Class A (d)	253,863	6,328,805
Cyanotech Corp. (a)	3,808	35,414
DS Healthcare Group, Inc. (a)(d)	37,637	79,790
Elizabeth Arden, Inc. (a)(d)	97,210	1,367,745
Herbalife Ltd. (a)(d)	254,921	13,263,540
Inter Parfums, Inc.	69,261	2,315,395
LifeVantage Corp. (a)(d)	379,647	254,326
Mannatech, Inc. (a)	4,519	94,809
MediFast, Inc. (a)(d)	48,925	1,574,896
MYOS Corp. (a)	849	3,337
Natural Alternatives International, Inc. (a)	20,104	115,799
Nature's Sunshine Products, Inc.	30,878	396,165
Nu Skin Enterprises, Inc. Class A	220,117	11,137,920
Nutraceutical International Corp. (a)(d)	27,721	608,199
Reliv International, Inc. (a)	10,690	12,614
Revlon, Inc. (a)	46,040	1,699,336
Synutra International, Inc. (a)(d)	65,638	437,149
The Female Health Co. (d)	62,402	148,517
United-Guardian, Inc.	6,016	134,819
USANA Health Sciences, Inc. (a)(d)	23,517	3,012,293
		54,137,691
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	131,525	$ 140,732
Alliance One International, Inc. (a)	373,396	507,819
Universal Corp. (d)	85,449	4,399,769
Vapor Corp. (a)(d)	43,151	15,103
Vector Group Ltd. (d)	272,912	6,034,084
		11,097,507
TOTAL CONSUMER STAPLES		557,570,532
ENERGY - 4.7%
Energy Equipment & Services - 1.6%
Aspen Aerogels, Inc.	20,189	139,304
Atwood Oceanics, Inc. (d)	221,401	6,812,509
Basic Energy Services, Inc. (a)(d)	124,305	1,082,697
Bristow Group, Inc. (d)	128,406	7,447,548
C&J Energy Services Ltd. (a)(d)	162,703	2,445,426
Carbo Ceramics, Inc. (d)	73,233	3,123,387
Core Laboratories NV (d)	161,844	19,013,433
Dawson Geophysical Co. (a)	74,501	403,050
Dresser-Rand Group, Inc. (a)	284,539	24,071,999
Dril-Quip, Inc. (a)	145,438	10,992,204
ENGlobal Corp. (a)	49,530	74,295
Enservco Corp. (a)(d)	77,749	120,511
Era Group, Inc. (a)(d)	75,717	1,590,057
Exterran Holdings, Inc.	263,382	8,707,409
FMSA Holdings, Inc. (d)	95,787	855,378
Forbes Energy Services Ltd. (a)(d)	27,033	37,576
Forum Energy Technologies, Inc. (a)	238,961	4,956,051
Frank's International NV (d)	129,834	2,573,310
Geospace Technologies Corp. (a)(d)	48,225	992,471
Glori Energy, Inc. (a)(d)	55,391	112,444
GreenHunter Energy, Inc. (a)(d)	80,259	64,207
Gulf Island Fabrication, Inc.	46,882	527,891
Gulfmark Offshore, Inc. Class A (d)	96,074	1,290,274
Helix Energy Solutions Group, Inc. (a)	361,984	5,672,289
Hercules Offshore, Inc. (a)(d)	605,328	388,621
Hornbeck Offshore Services, Inc. (a)(d)	118,257	2,631,218
Independence Contract Drilling, Inc. (d)	36,756	269,789
ION Geophysical Corp. (a)(d)	475,305	674,933
Key Energy Services, Inc. (a)	479,802	1,079,555
Matrix Service Co. (a)	100,214	1,690,610
McDermott International, Inc. (a)(d)	897,986	4,903,004
Mitcham Industries, Inc. (a)(d)	40,926	169,843
Nabors Industries Ltd.	1,124,724	16,589,679
Natural Gas Services Group, Inc. (a)(d)	44,947	1,085,470
Newpark Resources, Inc. (a)(d)	318,031	2,696,903
Nuverra Environmental Solutions, Inc. (a)(d)	55,706	286,886
Oceaneering International, Inc.	374,088	19,003,670
Oil States International, Inc. (a)	196,207	8,020,942
Paragon Offshore PLC (d)	348,176	577,972

	Shares	Value
Parker Drilling Co. (a)(d)	448,657	$ 1,520,947
Patterson-UTI Energy, Inc.	559,895	11,309,879
PHI, Inc. (non-vtg.) (a)	50,199	1,633,475
Pioneer Energy Services Corp. (a)	230,451	1,617,766
Profire Energy, Inc. (a)	83,066	114,631
RigNet, Inc. (a)(d)	47,123	1,672,395
Rowan Companies PLC (d)	464,934	9,986,782
RPC, Inc. (d)	238,317	3,446,064
SAExploration Holdings, Inc. (a)	4,850	17,315
SEACOR Holdings, Inc. (a)(d)	63,392	4,445,047
Seventy Seven Energy, Inc. (a)	162,514	958,833
Superior Energy Services, Inc.	562,661	12,991,842
Synthesis Energy Systems, Inc. (a)(d)	247,060	328,590
Tesco Corp.	134,664	1,618,661
TETRA Technologies, Inc. (a)	290,340	1,826,239
Tidewater, Inc. (d)	175,026	4,295,138
U.S. Silica Holdings, Inc. (d)	198,156	6,113,113
Unit Corp. (a)	170,305	5,369,717
Vantage Drilling Co. (a)(d)	693,926	236,629
Weatherford International Ltd. (a)	2,886,626	39,893,171
Willbros Group, Inc. (a)(d)	147,556	274,454
		272,845,503
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corp. (a)(d)	360,502	1,056,271
Adams Resources & Energy, Inc.	9,909	425,096
Aemetis, Inc. (a)(d)	44,295	194,012
Alon U.S.A. Energy, Inc.	96,661	1,704,133
Alpha Natural Resources, Inc. (a)(d)	760,718	378,153
Amyris, Inc. (a)(d)	158,493	315,401
Antero Resources Corp. (a)(d)	230,698	9,230,227
Approach Resources, Inc. (a)(d)	134,203	940,763
Arch Coal, Inc. (a)(d)	761,072	372,925
Ardmore Shipping Corp. (d)	66,186	769,081
Barnwell Industries, Inc. (a)	11,298	28,245
Bill Barrett Corp. (a)(d)	182,682	1,613,082
Bonanza Creek Energy, Inc. (a)(d)	140,143	2,912,172
California Resources Corp.	1,151,799	9,041,622
Callon Petroleum Co. (a)(d)	236,458	1,858,560
Carrizo Oil & Gas, Inc. (a)	172,786	8,666,946
Centrus Energy Corp. Class A (a)	22,164	106,387
Ceres, Inc. (a)(d)	25,094	58,720
Cheniere Energy, Inc. (a)	824,106	62,491,958
Clayton Williams Energy, Inc. (a)(d)	23,257	1,200,991
Clean Energy Fuels Corp. (a)(d)	249,024	1,865,190
Cloud Peak Energy, Inc. (a)(d)	217,127	1,252,823
Cobalt International Energy, Inc. (a)(d)	1,112,336	11,301,334
Comstock Resources, Inc. (d)	152,811	540,951
Concho Resources, Inc. (a)(d)	445,823	53,632,507
Contango Oil & Gas Co. (a)(d)	60,176	829,225
Continental Resources, Inc. (a)(d)	320,705	14,611,320
CVR Energy, Inc. (d)	58,315	2,260,289
Dakota Plains Holdings, Inc. (a)	177,462	220,053
Delek U.S. Holdings, Inc.	191,106	7,235,273
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (d)	1,368,032	$ 10,082,396
DHT Holdings, Inc.	345,059	2,722,516
Diamondback Energy, Inc. (d)	239,240	18,615,264
Earthstone Energy, Inc. (a)	4,975	120,146
Eclipse Resources Corp. (d)	157,525	992,408
Emerald Oil, Inc. (a)(d)	12,898	77,646
Energen Corp.	272,618	18,865,166
Energy XXI (Bermuda) Ltd. (d)	349,915	1,210,706
EP Energy Corp. (a)(d)	134,341	1,766,584
Escalera Resources Co. (a)	27,291	7,636
Evolution Petroleum Corp.	101,231	698,494
EXCO Resources, Inc. (d)	629,813	982,508
FieldPoint Petroleum Corp. (a)	9,981	21,659
FX Energy, Inc. (a)(d)	199,058	185,144
Gastar Exploration, Inc. (a)(d)	233,804	713,102
Gevo, Inc. (a)	45,037	138,264
Goodrich Petroleum Corp. (a)(d)	160,923	442,538
Green Plains, Inc.	125,669	4,129,483
Gulfport Energy Corp. (a)	358,689	15,481,017
Halcon Resources Corp. (a)(d)	1,490,129	1,564,635
Hallador Energy Co. (d)	51,677	439,255
Harvest Natural Resources, Inc. (a)(d)	160,875	321,750
HollyFrontier Corp.	734,562	30,594,507
Houston American Energy Corp. (a)	98,796	19,769
Isramco, Inc. (a)(d)	3,497	428,243
Jones Energy, Inc. (a)(d)	108,052	1,049,185
Kosmos Energy Ltd. (a)	404,369	3,594,840
Laredo Petroleum, Inc. (a)(d)	463,151	6,308,117
Lilis Energy, Inc. (a)(d)	37,019	51,827
Lucas Energy, Inc. (a)(d)	25,312	4,047
Magellan Petroleum Corp. (a)	167,574	71,554
Magnum Hunter Resources Corp. (a)(d)	709,293	1,298,006
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	11
Matador Resources Co. (a)(d)	292,649	8,059,553
Memorial Resource Development Corp.	272,225	5,147,775
Mexco Energy Corp. (a)	2,175	10,875
Midstates Petroleum Co., Inc. (a)(d)	160,884	196,278
Miller Energy Resources, Inc. (a)(d)	166,051	93,636
Northern Oil & Gas, Inc. (a)(d)	212,435	1,450,931
Oasis Petroleum, Inc. (a)(d)	501,562	8,516,523
Pacific Ethanol, Inc. (a)(d)	83,671	963,053
Panhandle Royalty Co. Class A	58,682	1,185,963
Par Petroleum Corp. (a)	92,178	2,101,658
Parsley Energy, Inc. Class A (d)	219,601	3,840,821
PBF Energy, Inc. Class A	321,966	8,635,128
PDC Energy, Inc. (a)(d)	146,498	8,737,141
Peabody Energy Corp. (d)	1,011,809	3,419,914
Pedevco Corp. (a)	61,846	32,160
Penn Virginia Corp. (a)(d)	257,279	1,196,347
Petroquest Energy, Inc. (a)(d)	221,568	383,313

	Shares	Value
PostRock Energy Corp. (a)	1,751	$ 5,533
Renewable Energy Group, Inc. (a)(d)	121,059	1,286,857
Resolute Energy Corp. (a)(d)	282,032	329,977
Rex American Resources Corp. (a)(d)	18,101	1,156,111
Rex Energy Corp. (a)(d)	201,679	1,012,429
Rice Energy, Inc. (a)(d)	241,438	5,294,735
Ring Energy, Inc. (a)(d)	76,213	875,687
Rosetta Resources, Inc. (a)(d)	291,258	6,803,787
Royale Energy, Inc. (a)(d)	42,889	68,622
RSP Permian, Inc. (a)(d)	174,816	4,978,760
Sanchez Energy Corp. (a)(d)	187,393	1,888,921
SandRidge Energy, Inc. (a)(d)	1,444,314	1,762,063
Saratoga Resources, Inc. (a)	63,209	13,274
SemGroup Corp. Class A	162,242	12,768,445
SM Energy Co.	251,790	13,173,653
Solazyme, Inc. (a)(d)	251,960	793,674
Stone Energy Corp. (a)	202,436	2,749,081
Swift Energy Co. (a)(d)	152,498	323,296
Synergy Resources Corp. (a)(d)	344,577	3,966,081
Syntroleum Corp. (a)(d)	21,880	0
Targa Resources Corp.	181,720	16,709,154
Teekay Corp.	168,920	7,739,914
Tengasco, Inc. (a)	63,216	14,856
TransAtlantic Petroleum Ltd. (a)	79,564	436,011
Triangle Petroleum Corp. (a)(d)	288,021	1,477,548
U.S. Energy Corp. (a)	99,524	96,041
Ultra Petroleum Corp. (a)(d)	570,926	7,941,581
Uranium Energy Corp. (a)(d)	338,597	1,012,405
Uranium Resources, Inc. (a)(d)	68,380	83,424
VAALCO Energy, Inc. (a)	208,727	465,461
Vertex Energy, Inc. (a)(d)	54,529	149,955
W&T Offshore, Inc. (d)	130,520	706,113
Warren Resources, Inc. (a)(d)	299,550	209,715
Western Refining, Inc.	262,418	11,541,144
Westmoreland Coal Co. (a)	57,591	1,485,272
Whiting Petroleum Corp. (a)	763,090	25,174,339
World Fuel Services Corp.	267,601	13,388,078
WPX Energy, Inc. (a)	759,325	9,787,699
Yuma Energy, Inc. (a)	106,091	84,873
ZaZa Energy Corp. (a)(d)	34,587	48,076
Zion Oil & Gas, Inc. (a)	112,487	222,724
		532,108,571
TOTAL ENERGY		804,954,074
FINANCIALS - 23.0%
Banks - 4.9%
1st Source Corp.	53,763	1,697,836
Access National Corp.	27,666	595,649
ACNB Corp. (d)	12,934	260,879
Ameriana Bancorp	4,881	82,391
American National Bankshares, Inc.	26,437	599,327
American River Bankshares (a)	6,816	64,207
Ameris Bancorp	106,214	2,675,531
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
AmeriServ Financial, Inc.	14,728	$ 49,339
Ames National Corp. (d)	20,152	479,819
Arrow Financial Corp.	42,701	1,121,328
Associated Banc-Corp.	566,459	10,745,727
Auburn National Bancorp., Inc.	3,534	89,057
Banc of California, Inc. (d)	102,780	1,333,057
BancFirst Corp.	28,924	1,685,980
Bancorp, Inc., Delaware (a)(d)	154,431	1,493,348
BancorpSouth, Inc.	313,771	7,590,120
Bank of Hawaii Corp.	163,427	10,258,313
Bank of Kentucky Financial Corp.	23,910	1,179,002
Bank of Marin Bancorp	17,003	797,271
Bank of the Ozarks, Inc. (d)	266,736	11,728,382
BankUnited, Inc.	378,111	12,700,748
Bankwell Financial Group, Inc. (a)(d)	9,668	175,378
Banner Bank	75,557	3,401,576
Bar Harbor Bankshares	22,746	841,602
Baylake Corp.	26,171	330,801
BBCN Bancorp, Inc.	312,040	4,493,376
BCB Bancorp, Inc.	9,297	113,702
Berkshire Hills Bancorp, Inc.	111,058	3,045,210
Blue Hills Bancorp, Inc. (a)	114,361	1,567,889
BNC Bancorp	118,173	2,193,291
BOK Financial Corp.	85,092	5,503,751
Boston Private Financial Holdings, Inc.	308,411	3,867,474
Bridge Bancorp, Inc. (d)	41,995	1,037,696
Bridge Capital Holdings (a)	38,811	1,081,663
Bryn Mawr Bank Corp.	64,737	1,869,605
BSB Bancorp, Inc. (a)(d)	25,445	574,294
C & F Financial Corp.	11,407	418,637
C1 Financial, Inc. (d)	4,158	75,218
Camden National Corp.	25,292	970,201
Capital Bank Financial Corp. Series A (a)(d)	131,007	3,736,320
Capital City Bank Group, Inc.	39,065	563,708
Cardinal Financial Corp.	122,250	2,523,240
Cascade Bancorp (a)	114,458	567,712
Cathay General Bancorp	275,044	8,311,830
Centerstate Banks of Florida, Inc.	177,876	2,203,884
Central Pacific Financial Corp.	100,332	2,349,775
Central Valley Community Bancorp	14,885	165,224
Century Bancorp, Inc. Class A (non-vtg.)	7,814	299,823
Chemical Financial Corp.	131,927	3,996,069
Chemung Financial Corp.	11,097	294,736
CIT Group, Inc.	654,617	30,282,582
Citizens & Northern Corp.	39,637	768,561
City Holding Co. (d)	65,113	2,940,503
City National Corp.	179,366	16,533,958
CNB Financial Corp., Pennsylvania	41,369	687,553
CoBiz, Inc.	138,634	1,638,654
Codorus Valley Bancorp, Inc.	2,279	48,429

	Shares	Value
Colony Bankcorp, Inc. (a)	4,518	$ 37,951
Columbia Banking Systems, Inc.	205,273	6,201,297
Commerce Bancshares, Inc.	308,463	13,760,534
Community Bank Shares of Indiana, Inc.	113	3,164
Community Bank System, Inc. (d)	161,610	5,706,449
Community Trust Bancorp, Inc.	67,587	2,214,826
CommunityOne Bancorp (a)	22,848	229,851
ConnectOne Bancorp, Inc.	94,321	1,834,543
CU Bancorp (a)	32,842	695,922
Cullen/Frost Bankers, Inc.	213,291	15,657,692
CVB Financial Corp. (d)	370,373	6,074,117
Eagle Bancorp, Inc. (a)	110,794	4,408,493
East West Bancorp, Inc.	532,198	22,831,294
Eastern Virginia Bankshares, Inc.	8,987	53,383
Enterprise Bancorp, Inc.	21,548	444,104
Enterprise Financial Services Corp.	73,655	1,555,594
Farmers Capital Bank Corp. (a)	28,648	787,534
Farmers National Banc Corp.	58,124	468,479
Fidelity Southern Corp.	60,876	941,143
Financial Institutions, Inc.	46,208	1,066,019
First Bancorp, North Carolina	71,380	1,125,663
First Bancorp, Puerto Rico (a)	397,950	2,435,454
First Busey Corp.	288,631	1,812,603
First Citizen Bancshares, Inc.	33,105	7,981,616
First Commonwealth Financial Corp.	367,622	3,345,360
First Community Bancshares, Inc.	59,529	994,134
First Community Corp.	800	10,248
First Connecticut Bancorp, Inc.	52,765	769,314
First Financial Bancorp, Ohio	253,298	4,399,786
First Financial Bankshares, Inc. (d)	245,043	7,383,146
First Financial Corp., Indiana	45,484	1,549,185
First Horizon National Corp.	865,658	12,777,112
First Internet Bancorp	14,356	341,960
First Interstate Bancsystem, Inc.	80,392	2,189,878
First Merchants Corp.	142,308	3,314,353
First Midwest Bancorp, Inc., Delaware	305,320	5,422,483
First Niagara Financial Group, Inc.	1,307,193	11,647,090
First of Long Island Corp.	40,010	1,009,852
First Republic Bank	484,731	29,350,462
First Security Group, Inc. (a)	211,504	513,955
First South Bancorp, Inc., Virginia	39,689	316,718
First United Corp. (a)	14,602	127,768
FirstMerit Corp.	629,336	12,360,159
Flushing Financial Corp.	108,236	2,097,614
FNB Corp., Pennsylvania	631,694	8,521,552
Fulton Financial Corp.	674,238	8,535,853
German American Bancorp, Inc.	45,006	1,306,074
Glacier Bancorp, Inc.	290,763	8,182,071
Great Southern Bancorp, Inc.	35,011	1,381,534
Guaranty Bancorp	70,440	1,160,851
Hampton Roads Bankshares, Inc. (a)(d)	275,254	558,766
Hancock Holding Co.	316,532	9,220,577
Hanmi Financial Corp.	125,047	2,766,665
Heartland Financial U.S.A., Inc.	59,247	2,019,138
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Heritage Commerce Corp.	72,226	$ 651,479
Heritage Financial Corp., Washington	120,000	2,053,200
Heritage Oaks Bancorp	85,288	661,835
Hilltop Holdings, Inc. (a)	291,686	6,367,505
Home Bancshares, Inc.	223,298	7,616,695
HomeTrust Bancshares, Inc. (a)	82,069	1,270,428
Horizon Bancorp Industries	21,365	512,760
Hudson Valley Holding Corp.	66,541	1,719,419
IBERIABANK Corp.	127,947	8,223,154
Independent Bank Corp.	94,433	1,277,678
Independent Bank Corp., Massachusetts (d)	103,188	4,654,811
Independent Bank Group, Inc.	20,676	838,205
International Bancshares Corp.	219,910	5,739,651
Investar Holding Corp.	4,529	70,200
Investors Bancorp, Inc. (d)	1,233,394	14,813,062
Lakeland Bancorp, Inc.	133,552	1,526,499
Lakeland Financial Corp.	66,443	2,630,478
LCNB Corp. (d)	22,903	372,861
LegacyTexas Financial Group, Inc.	145,930	3,785,424
LNB Bancorp, Inc.	20,349	367,503
Macatawa Bank Corp.	68,107	345,302
MainSource Financial Group, Inc.	78,712	1,575,814
MB Financial, Inc.	245,280	7,902,922
MBT Financial Corp. (a)	19,435	114,083
Mercantile Bank Corp.	60,814	1,216,888
Merchants Bancshares, Inc.	19,984	596,323
Metro Bancorp, Inc.	45,782	1,183,923
Middleburg Financial Corp.	14,592	270,682
Midsouth Bancorp, Inc.	31,992	443,089
MidWestOne Financial Group, Inc.	23,222	677,154
Monarch Financial Holdings, Inc.	16,880	205,598
MutualFirst Financial, Inc.	10,822	238,084
National Bank Holdings Corp.	164,954	3,153,920
National Bankshares, Inc. (d)	22,639	629,817
National Penn Bancshares, Inc.	503,701	5,389,601
NBT Bancorp, Inc.	189,089	4,655,371
NewBridge Bancorp	84,959	666,928
Northeast Bancorp	20,002	198,020
Northrim Bancorp, Inc.	21,894	535,308
Norwood Financial Corp.	3,693	110,790
OFG Bancorp (d)	179,793	2,362,480
Ohio Valley Banc Corp.	8,415	190,600
Old National Bancorp, Indiana	414,416	5,640,202
Old Point Financial Corp.	1,505	22,605
Old Second Bancorp, Inc. (a)	74,777	462,870
Opus Bank	21,739	686,735
Orrstown Financial Services, Inc.	18,291	315,520
Pacific Continental Corp. (d)	69,970	900,514
Pacific Mercantile Bancorp (a)	34,281	248,194
Pacific Premier Bancorp, Inc. (a)	56,341	887,371

	Shares	Value
PacWest Bancorp (d)	358,962	$ 16,113,804
Park National Corp.	56,299	4,654,238
Park Sterling Corp.	156,309	1,037,892
Patriot National Bancorp, Inc. (a)	1,402	22,404
Peapack-Gladstone Financial Corp.	48,117	974,850
Penns Woods Bancorp, Inc.	12,302	521,728
Peoples Bancorp of North Carolina	1,842	33,893
Peoples Bancorp, Inc. (d)	60,404	1,394,728
Peoples Financial Corp., Mississippi	7,232	68,342
Peoples Financial Services Corp. (d)	24,825	932,179
Pinnacle Financial Partners, Inc. (d)	125,214	6,199,345
Popular, Inc. (a)	389,677	12,660,606
Porter Bancorp, Inc. (a)	3,733	4,592
Preferred Bank, Los Angeles	45,620	1,258,200
Premier Financial Bancorp, Inc.	10,929	165,902
PrivateBancorp, Inc.	275,419	10,501,726
Prosperity Bancshares, Inc.	231,455	12,399,044
QCR Holdings, Inc.	39,029	840,685
Renasant Corp. (d)	125,069	3,682,031
Republic Bancorp, Inc., Kentucky Class A	38,600	948,016
Republic First Bancorp, Inc. (a)(d)	79,032	278,193
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	25,073
S&T Bancorp, Inc. (d)	109,982	2,979,412
Sandy Spring Bancorp, Inc.	99,818	2,609,243
SB Financial Group, Inc.	532	6,075
Seacoast Banking Corp., Florida (a)	80,372	1,202,365
ServisFirst Bancshares, Inc.	9,292	325,685
Shore Bancshares, Inc. (a)	30,383	279,827
Sierra Bancorp	34,690	584,873
Signature Bank (a)	188,280	26,293,302
Simmons First National Corp. Class A	62,615	2,694,950
South State Corp.	90,169	6,476,839
Southern National Bancorp of Virginia, Inc.	12,282	144,436
Southside Bancshares, Inc.	91,816	2,465,260
Southwest Bancorp, Inc., Oklahoma	63,650	1,126,605
Square 1 Financial, Inc. Class A (a)	24,153	630,876
State Bank Financial Corp. (d)	134,623	2,757,079
Sterling Bancorp (d)	341,672	4,615,989
Stock Yards Bancorp, Inc.	53,821	1,879,429
Stonegate Bank	63,728	1,914,389
Suffolk Bancorp	39,970	964,076
Summit Financial Group, Inc.	1,800	20,412
Summit Financial Group, Inc. rights (a)	1,800	317
Sun Bancorp, Inc. (a)	31,777	613,614
Susquehanna Bancshares, Inc.	676,145	9,391,654
SVB Financial Group (a)	190,446	25,693,070
Synovus Financial Corp.	502,149	14,572,364
TCF Financial Corp.	630,705	9,927,297
Texas Capital Bancshares, Inc. (a)	169,578	9,225,043
The First Bancorp, Inc.	27,026	461,064
Tompkins Financial Corp. (d)	47,651	2,430,201
TowneBank (d)	178,496	2,813,097
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Trico Bancshares	80,395	$ 1,896,116
Triumph Bancorp, Inc.	26,636	331,085
Trustmark Corp.	245,441	5,853,768
Two River Bancorp	1,393	12,885
UMB Financial Corp.	144,922	7,505,510
Umpqua Holdings Corp.	830,674	14,611,556
Union Bankshares Corp.	176,041	3,804,246
Union Bankshares, Inc.	388	10,185
United Bancorp, Inc.	370	3,053
United Bankshares, Inc., West Virginia	234,880	8,892,557
United Community Bank, Inc. (d)	171,185	3,278,193
United Security Bancshares, Inc.	8,545	70,069
United Security Bancshares, California	8,190	41,278
Unity Bancorp, Inc.	1,158	10,677
Univest Corp. of Pennsylvania	65,013	1,248,250
Valley National Bancorp	797,775	7,802,240
Washington Trust Bancorp, Inc. (d)	57,433	2,158,332
Webster Financial Corp.	366,286	13,878,577
WesBanco, Inc.	135,767	4,295,668
West Bancorp., Inc.	49,707	908,395
Westamerica Bancorp. (d)	98,932	4,527,128
Westbury Bancorp, Inc. (a)	15,948	280,206
Western Alliance Bancorp. (a)	294,424	9,230,192
Wilshire Bancorp, Inc.	277,189	3,060,167
Wintrust Financial Corp.	178,110	8,923,311
Xenith Bankshares, Inc. (a)	17,541	106,298
Yadkin Financial Corp. (a)	78,281	1,546,050
		839,684,480
Capital Markets - 1.6%
Arlington Asset Investment Corp. (d)	82,136	1,699,394
Artisan Partners Asset Management, Inc.	125,935	5,554,993
Ashford, Inc. (a)	4,486	432,899
BGC Partners, Inc. Class A	633,973	5,991,045
Calamos Asset Management, Inc. Class A	66,235	811,379
Cohen & Steers, Inc.	74,518	2,794,425
Cowen Group, Inc. Class A (a)(d)	378,186	2,231,297
Diamond Hill Investment Group, Inc.	11,220	2,146,386
Eaton Vance Corp. (non-vtg.)	435,233	17,670,460
Evercore Partners, Inc. Class A	144,089	7,344,216
FBR & Co. (a)(d)	29,224	618,672
Federated Investors, Inc. Class B (non-vtg.)	363,488	12,649,382
Financial Engines, Inc. (d)	192,881	8,274,595
FXCM, Inc. Class A (d)	170,833	246,000
GAMCO Investors, Inc. Class A (d)	16,526	1,140,129
Greenhill & Co., Inc.	99,194	3,862,614
HFF, Inc.	130,483	5,250,636
Institutional Financial Markets, Inc.	16,813	24,211
Interactive Brokers Group, Inc.	219,765	7,845,611
INTL FCStone, Inc. (a)(d)	57,706	2,023,749

	Shares	Value
Investment Technology Group, Inc.	127,623	$ 3,427,954
Janus Capital Group, Inc. (d)	547,386	9,935,056
KCG Holdings, Inc. Class A (a)(d)	319,310	4,307,492
Ladenburg Thalmann Financial Services, Inc. (a)(d)	402,412	1,323,935
LPL Financial (d)	277,286	11,823,475
Manning & Napier, Inc. Class A	54,262	600,138
Moelis & Co. Class A	50,767	1,465,136
NorthStar Asset Management Group, Inc.	704,204	15,407,984
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	1,043,021
Piper Jaffray Companies (a)	58,981	2,796,879
Pzena Investment Management, Inc.	50,731	449,477
Raymond James Financial, Inc.	470,874	27,367,197
RCS Capital Corp. Class A (d)	136,088	1,064,208
Safeguard Scientifics, Inc. (a)(d)	80,346	1,439,800
SEI Investments Co.	481,308	23,025,775
Silvercrest Asset Management Group Class A	16,670	216,710
Stifel Financial Corp. (a)	248,865	13,254,550
TD Ameritrade Holding Corp.	1,010,047	37,523,246
U.S. Global Investments, Inc. Class A	36,632	111,728
Vector Capital Corp. rights (a)	49,572	1
Virtus Investment Partners, Inc.	26,142	3,252,326
Waddell & Reed Financial, Inc. Class A	308,421	14,736,355
Walter Investment Management Corp. (a)(d)	140,444	2,321,539
Westwood Holdings Group, Inc.	27,304	1,549,502
WisdomTree Investments, Inc. (d)	409,194	8,740,384
		275,795,961
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	1,629,507	36,940,924
Asta Funding, Inc. (a)	27,914	231,128
Atlanticus Holdings Corp. (a)	33,601	88,371
Cash America International, Inc.	106,279	2,856,780
Consumer Portfolio Services, Inc. (a)	59,546	350,726
Credit Acceptance Corp. (a)(d)	31,614	7,284,498
Encore Capital Group, Inc. (a)(d)	90,712	3,602,174
Enova International, Inc. (a)(d)	98,121	1,913,360
EZCORP, Inc. (non-vtg.) Class A (a)(d)	197,585	1,568,825
First Cash Financial Services, Inc. (a)(d)	104,686	4,877,321
First Marblehead Corp. (a)(d)	27,325	169,415
Green Dot Corp. Class A (a)(d)	153,454	2,248,101
Imperial Holdings, Inc. (a)(d)	65,789	395,392
Imperial Holdings, Inc.:
rights 6/18/15	16,447	4,276
warrants 4/11/19 (a)	3,852	767
J.G. Wentworth Co. (a)(d)	45,695	428,619
Nelnet, Inc. Class A	70,687	2,905,943
Nicholas Financial, Inc. (a)	73,640	964,684
PRA Group, Inc. (a)(d)	180,501	10,245,237
QC Holdings, Inc.	15,915	34,695
Regional Management Corp. (a)	42,651	742,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Santander Consumer U.S.A. Holdings, Inc.	374,208	$ 9,168,096
SLM Corp. (a)	1,583,566	16,247,387
Springleaf Holdings, Inc. (a)	168,617	8,012,680
Synchrony Financial (d)	470,876	15,204,586
World Acceptance Corp. (a)(d)	35,872	2,926,079
		129,413,044
Diversified Financial Services - 0.6%
California First National Bancorp (a)	1,545	20,950
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	313,235	18,330,512
Gain Capital Holdings, Inc.	90,073	837,679
MarketAxess Holdings, Inc. (d)	140,188	12,399,629
Marlin Business Services Corp. (d)	34,930	624,199
MSCI, Inc. Class A	418,859	25,990,201
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	80,504	850,927
On Deck Capital, Inc. (d)	52,917	803,280
PHH Corp. (a)(d)	194,237	5,358,999
PICO Holdings, Inc. (a)(d)	85,950	1,358,870
Resource America, Inc. Class A	57,432	458,307
Voya Financial, Inc.	792,267	35,897,618
		102,931,171
Insurance - 4.2%
1347 Property Insurance Holdings, Inc. (a)	6,993	55,594
Alleghany Corp. (a)	59,218	28,149,276
Allied World Assurance Co.	356,872	15,163,491
AMBAC Financial Group, Inc. (a)	164,918	3,855,783
American Equity Investment Life Holding Co. (d)	291,621	7,410,090
American Financial Group, Inc.	279,076	17,721,326
American National Insurance Co.	32,652	3,370,013
Amerisafe, Inc.	72,515	3,099,291
AmTrust Financial Services, Inc. (d)	117,760	7,086,797
Arch Capital Group Ltd. (a)	480,222	30,681,384
Argo Group International Holdings, Ltd.	108,758	5,726,109
Arthur J. Gallagher & Co.	606,476	29,383,762
Aspen Insurance Holdings Ltd.	228,493	10,592,935
Assured Guaranty Ltd.	578,743	16,546,262
Axis Capital Holdings Ltd.	372,887	20,523,700
Baldwin & Lyons, Inc. Class B	33,745	758,925
Blue Capital Reinsurance Holdings Ltd. (d)	20,513	359,388
Brown & Brown, Inc.	425,135	13,770,123
Citizens, Inc. Class A (a)(d)	139,186	773,874
CNA Financial Corp.	112,367	4,344,108
CNO Financial Group, Inc.	750,391	13,507,038
Crawford & Co. Class B	78,389	571,456
Donegal Group, Inc. Class A	26,385	390,498
eHealth, Inc. (a)(d)	71,274	929,413

	Shares	Value
EMC Insurance Group	16,676	$ 591,664
Employers Holdings, Inc.	119,545	2,704,108
Endurance Specialty Holdings Ltd.	165,602	10,065,290
Enstar Group Ltd. (a)	42,449	6,436,117
Erie Indemnity Co. Class A	95,103	7,734,727
Everest Re Group Ltd.	163,951	29,758,746
FBL Financial Group, Inc. Class A	39,936	2,293,924
Federated National Holding Co.	50,478	1,296,275
Fidelity & Guaranty Life	44,194	970,500
First Acceptance Corp. (a)	24,679	79,466
First American Financial Corp. (d)	400,939	14,317,532
FNF Group	1,037,587	39,386,803
FNFV Group (a)(d)	337,675	5,186,688
Global Indemnity PLC (a)(d)	37,631	1,033,347
Greenlight Capital Re, Ltd. (a)	113,545	3,479,019
Hallmark Financial Services, Inc. (a)	45,911	509,612
Hanover Insurance Group, Inc.	164,112	11,681,492
HCC Insurance Holdings, Inc.	355,690	20,338,354
HCI Group, Inc. (d)	31,967	1,381,933
Health Insurance Innovations, Inc. (a)(d)	19,782	99,503
Heritage Insurance Holdings, Inc. (d)	25,739	540,519
Horace Mann Educators Corp.	158,217	5,445,829
Independence Holding Co.	14,261	167,424
Infinity Property & Casualty Corp.	44,895	3,248,153
Investors Title Co.	4,573	326,970
James River Group Holdings Ltd.	75,366	1,771,855
Kansas City Life Insurance Co.	10,866	483,428
Kemper Corp.	192,550	6,891,365
Maiden Holdings Ltd. (d)	214,364	2,996,809
Markel Corp. (a)	52,074	40,240,704
MBIA, Inc. (a)	578,599	5,218,963
Meadowbrook Insurance Group, Inc. (d)	182,988	1,559,058
Mercury General Corp.	134,838	7,507,780
Montpelier Re Holdings Ltd. (d)	139,513	5,311,260
National General Holdings Corp.	207,008	4,020,095
National Interstate Corp.	62,099	1,587,871
National Western Life Insurance Co. Class A	8,637	2,115,892
Navigators Group, Inc. (a)	41,744	3,240,169
Old Republic International Corp.	894,843	13,834,273
OneBeacon Insurance Group Ltd.	89,144	1,283,674
PartnerRe Ltd.	181,399	23,841,271
Patriot National, Inc.	88,242	1,416,284
Phoenix Companies, Inc. (a)	20,781	359,719
Primerica, Inc.	191,894	8,487,472
ProAssurance Corp.	206,418	9,325,965
Reinsurance Group of America, Inc.	253,277	23,694,063
RenaissanceRe Holdings Ltd.	169,268	17,283,955
RLI Corp.	140,218	6,824,410
Safety Insurance Group, Inc.	49,480	2,760,984
Selective Insurance Group, Inc.	212,026	5,748,025
StanCorp Financial Group, Inc. (d)	157,192	11,666,790
State Auto Financial Corp.	56,546	1,201,603
State National Companies, Inc.	117,520	1,257,464
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Stewart Information Services Corp.	81,557	$ 3,064,096
Symetra Financial Corp.	362,706	8,871,789
Third Point Reinsurance Ltd. (a)	234,926	3,385,284
United Fire Group, Inc.	81,955	2,500,447
United Insurance Holdings Corp.	65,305	941,698
Universal Insurance Holdings, Inc.	110,087	2,810,521
Validus Holdings Ltd.	303,742	13,033,569
W.R. Berkley Corp.	374,961	18,373,089
White Mountains Insurance Group Ltd.	22,867	14,846,171
Willis Group Holdings PLC (d)	667,293	31,669,726
		715,272,222
Real Estate Investment Trusts - 9.2%
Acadia Realty Trust (SBI)	252,639	7,836,862
AG Mortgage Investment Trust, Inc. (d)	118,038	2,223,836
Agree Realty Corp.	69,128	2,095,270
Alexanders, Inc. (d)	12,640	5,104,664
Alexandria Real Estate Equities, Inc.	267,405	24,796,466
Altisource Residential Corp. Class B	219,951	3,941,522
American Assets Trust, Inc.	146,263	5,755,449
American Campus Communities, Inc.	410,620	16,018,286
American Capital Agency Corp.	1,285,948	26,824,875
American Capital Mortgage Investment Corp. (d)	201,392	3,518,318
American Homes 4 Rent Class A (d)	535,076	8,930,418
American Realty Capital Properties, Inc.	3,391,713	30,084,494
American Residential Properties, Inc. (a)(d)	125,474	2,327,543
Annaly Capital Management, Inc.	3,468,298	36,209,031
Anworth Mortgage Asset Corp.	535,062	2,782,322
Apollo Commercial Real Estate Finance, Inc.	217,372	3,732,277
Apollo Residential Mortgage, Inc.	129,369	2,059,554
Arbor Realty Trust, Inc.	159,363	1,129,884
Ares Commercial Real Estate Corp. (d)	147,369	1,716,849
Armada Hoffler Properties, Inc.	102,551	1,086,015
Armour Residential REIT, Inc.	1,327,322	3,968,693
Ashford Hospitality Prime, Inc.	95,351	1,500,825
Ashford Hospitality Trust, Inc.	318,408	2,738,309
Associated Estates Realty Corp.	212,311	6,069,971
BioMed Realty Trust, Inc.	746,206	15,215,140
Blackstone Mortgage Trust, Inc.	291,848	8,819,647
Bluerock Residental Growth (REIT), Inc.	67,533	921,825
Brandywine Realty Trust (SBI) (d)	660,673	9,302,276
Brixmor Property Group, Inc.	625,716	15,505,242
BRT Realty Trust (a)	19,090	133,630
Camden Property Trust (SBI) (d)	322,320	24,167,554
Campus Crest Communities, Inc. (d)	250,757	1,419,285
Capstead Mortgage Corp. (d)	366,600	4,336,878
CareTrust (REIT), Inc. (d)	133,896	1,746,004
CatchMark Timber Trust, Inc.	118,399	1,408,948
CBL & Associates Properties, Inc.	623,588	11,006,328

	Shares	Value
Cedar Shopping Centers, Inc.	290,829	$ 1,963,096
Chambers Street Properties	884,777	6,742,001
Chatham Lodging Trust	149,609	4,180,075
Cherry Hill Mortgage Investment Corp.	38,323	663,371
Chesapeake Lodging Trust (d)	210,896	6,552,539
Chimera Investment Corp.	752,561	10,859,455
CIM Commercial Trust Corp.	9,151	169,751
City Office (REIT), Inc.	58,071	738,082
Colony Financial, Inc. (d)	403,474	10,353,143
Columbia Property Trust, Inc.	462,302	12,019,852
Communications Sales & Leasing, Inc. (a)(d)	450,395	11,732,790
Coresite Realty Corp. (d)	95,182	4,492,590
Corporate Office Properties Trust (SBI)	334,311	8,581,763
Corrections Corp. of America	434,892	15,290,803
Cousins Properties, Inc.	789,875	7,622,294
CubeSmart (d)	600,038	14,274,904
CyrusOne, Inc.	170,853	5,513,426
CYS Investments, Inc. (d)	595,977	5,333,994
DCT Industrial Trust, Inc.	340,349	11,132,816
DDR Corp.	1,087,940	18,407,945
DiamondRock Hospitality Co.	775,614	10,214,836
Digital Realty Trust, Inc.	504,209	33,297,962
Douglas Emmett, Inc.	508,228	14,931,739
Duke Realty LP	1,267,839	24,798,931
DuPont Fabros Technology, Inc.	250,582	8,078,764
Dynex Capital, Inc. (d)	240,801	1,871,024
Easterly Government Properties, Inc.	78,889	1,225,146
EastGroup Properties, Inc. (d)	123,895	6,892,279
Education Realty Trust, Inc.	178,644	5,884,533
Ellington Residential Mortgage REIT	28,927	456,757
Empire State Realty Trust, Inc. (d)	434,334	7,852,759
EPR Properties	210,149	12,119,293
Equity Commonwealth (a)	490,826	12,638,770
Equity Lifestyle Properties, Inc.	303,710	16,640,271
Equity One, Inc.	283,852	7,033,853
Excel Trust, Inc.	243,994	3,877,065
Extra Space Storage, Inc.	406,685	28,480,151
Federal Realty Investment Trust (SBI) (d)	252,270	33,922,747
FelCor Lodging Trust, Inc.	459,227	4,932,098
First Industrial Realty Trust, Inc.	413,921	8,075,599
First Potomac Realty Trust	233,279	2,356,118
Five Oaks Investment Corp. (d)	62,057	619,329
Franklin Street Properties Corp.	363,167	4,216,369
Gaming & Leisure Properties	336,390	12,311,874
Getty Realty Corp.	119,344	2,008,560
Gladstone Commercial Corp.	87,970	1,524,520
Government Properties Income Trust (d)	248,301	4,846,836
Gramercy Property Trust, Inc.	205,135	5,458,642
Great Ajax Corp. (d)	19,158	260,740
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	107,292	2,197,340
Hatteras Financial Corp.	352,200	6,325,512
Healthcare Realty Trust, Inc.	366,835	8,738,010
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Trust of America, Inc.	486,580	$ 12,062,318
Hersha Hospitality Trust	734,729	4,672,876
Highwoods Properties, Inc. (SBI)	338,059	14,181,575
Home Properties, Inc.	231,742	17,223,065
Hospitality Properties Trust (SBI)	564,898	17,054,271
Hudson Pacific Properties, Inc.	265,920	8,107,901
Independence Realty Trust, Inc. (d)	95,872	846,550
InfraReit, Inc.	83,360	2,525,808
Inland Real Estate Corp.	365,975	3,710,987
Invesco Mortgage Capital, Inc. (d)	450,452	7,148,673
Investors Real Estate Trust (d)	449,404	3,253,685
iStar Financial, Inc. (a)(d)	299,680	4,258,453
JAVELIN Mortgage Investment Corp. (d)	53,341	397,924
Kilroy Realty Corp.	321,766	22,224,378
Kite Realty Group Trust	325,424	8,802,719
Lamar Advertising Co. Class A	294,437	17,848,771
LaSalle Hotel Properties (SBI)	416,762	15,195,143
Lexington Corporate Properties Trust	783,923	7,196,413
Liberty Property Trust (SBI) (d)	559,047	19,533,102
LTC Properties, Inc.	133,945	5,637,745
Mack-Cali Realty Corp.	312,483	5,280,963
Medical Properties Trust, Inc.	832,811	11,292,917
MFA Financial, Inc.	1,368,820	10,868,431
Mid-America Apartment Communities, Inc. (d)	281,299	21,488,431
Monmouth Real Estate Investment Corp. Class A (d)	234,621	2,261,746
Monogram Residential Trust, Inc. (d)	610,595	5,843,394
National Health Investors, Inc. (d)	123,449	8,164,917
National Retail Properties, Inc. (d)	491,481	18,435,452
New Residential Investment Corp.	710,520	12,121,471
New Senior Investment Group, Inc. (d)	252,405	4,025,860
New York (REIT), Inc.	601,458	5,575,516
New York Mortgage Trust, Inc. (d)	390,199	3,090,376
Newcastle Investment Corp.	252,405	1,294,838
NorthStar Realty Finance Corp.	1,008,380	18,292,013
Omega Healthcare Investors, Inc. (d)	602,774	21,717,947
One Liberty Properties, Inc.	58,061	1,288,954
Orchid Island Capital, Inc. (d)	59,190	807,352
Outfront Media, Inc.	510,173	14,136,894
Owens Realty Mortgage, Inc. (d)	26,749	355,227
Paramount Group, Inc.	543,123	9,960,876
Parkway Properties, Inc.	310,323	5,334,452
Pebblebrook Hotel Trust	276,662	11,863,267
Pennsylvania Real Estate Investment Trust (SBI)	252,393	5,633,412
PennyMac Mortgage Investment Trust (d)	274,520	5,042,932
Physicians Realty Trust	258,293	4,148,186
Piedmont Office Realty Trust, Inc. Class A	589,439	10,132,456
Post Properties, Inc.	202,105	11,481,585

	Shares	Value
Potlatch Corp.	151,665	$ 5,502,406
Power (REIT) (a)	1,227	6,295
Preferred Apartment Communities, Inc. Class A	83,495	956,853
PS Business Parks, Inc.	73,314	5,359,253
QTS Realty Trust, Inc. Class A	78,396	2,918,683
RAIT Financial Trust (d)	272,728	1,734,550
Ramco-Gershenson Properties Trust (SBI)	285,137	4,910,059
Rayonier, Inc. (d)	468,027	12,084,457
Redwood Trust, Inc.	309,145	4,980,326
Regency Centers Corp.	339,472	21,434,262
Resource Capital Corp.	496,427	2,075,065
Retail Opportunity Investments Corp.	335,341	5,476,119
Retail Properties America, Inc.	879,663	13,194,945
Rexford Industrial Realty, Inc.	207,368	3,025,499
RLJ Lodging Trust	485,015	14,662,003
Rouse Properties, Inc. (d)	132,876	2,294,769
Ryman Hospitality Properties, Inc.	188,824	10,406,091
Sabra Health Care REIT, Inc.	228,533	6,056,125
Saul Centers, Inc.	55,021	2,771,408
Select Income (REIT)	140,969	3,304,313
Senior Housing Properties Trust (SBI)	872,420	17,457,124
Silver Bay Realty Trust Corp.	154,607	2,387,132
SoTHERLY Hotels, Inc.	42,144	339,259
Sovran Self Storage, Inc. (d)	136,476	12,447,976
Spirit Realty Capital, Inc.	1,605,771	17,326,269
Stag Industrial, Inc.	233,640	4,976,532
Starwood Property Trust, Inc. (d)	869,065	20,761,963
Starwood Waypoint Residential (d)	146,441	3,693,242
Store Capital Corp.	173,447	3,618,104
Strategic Hotel & Resorts, Inc. (a)	1,005,369	12,144,858
Summit Hotel Properties, Inc.	331,015	4,422,360
Sun Communities, Inc. (d)	188,620	11,903,808
Sunstone Hotel Investors, Inc.	773,720	11,806,967
Supertel Hospitality, Inc. (a)	1,649	4,584
Tanger Factory Outlet Centers, Inc.	350,777	11,796,631
Taubman Centers, Inc.	233,935	17,318,208
Terreno Realty Corp. (d)	164,472	3,347,005
The GEO Group, Inc.	277,618	10,530,051
Trade Street Residential, Inc.	72,593	528,477
Two Harbors Investment Corp.	1,338,049	14,303,744
UDR, Inc.	954,944	31,092,977
UMH Properties, Inc.	95,496	942,546
United Development Funding IV (d)	115,465	2,049,504
Universal Health Realty Income Trust (SBI)	56,799	2,720,672
Urban Edge Properties	343,615	7,422,084
Urstadt Biddle Properties, Inc. Class A	121,209	2,438,725
Washington REIT (SBI) (d)	253,868	6,359,393
Weingarten Realty Investors (SBI)	428,501	14,453,339
Western Asset Mortgage Capital Corp. (d)	148,255	2,253,476
Wheeler REIT, Inc. (d)	10,523	24,203
Whitestone REIT Class B	94,041	1,319,395
WP Carey, Inc.	364,465	23,212,776
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
WP Glimcher, Inc.	694,923	$ 9,777,567
Xenia Hotels & Resorts, Inc.	424,028	9,566,072
ZAIS Financial Corp.	20,501	359,998
		1,587,230,331
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	168,365	6,914,751
Altisource Portfolio Solutions SA (a)(d)	55,430	1,525,434
American Realty Investments, Inc. (a)	1,965	9,923
AV Homes, Inc. (a)(d)	40,348	618,131
Consolidated-Tomoka Land Co. (d)	21,564	1,198,743
Farmland Partners, Inc.	30,412	332,099
Forest City Enterprises, Inc. Class A (a)	726,391	16,750,576
Forestar Group, Inc. (a)(d)	124,329	1,659,792
FRP Holdings, Inc. (a)	18,797	571,617
Gladstone Land Corp.	66,704	745,751
Griffin Industrial Realty, Inc.	7,298	236,601
Howard Hughes Corp. (a)	135,245	19,920,236
InterGroup Corp. (a)	336	6,737
Jones Lang LaSalle, Inc.	166,557	28,852,669
Kennedy-Wilson Holdings, Inc.	315,052	8,055,880
Marcus & Millichap, Inc. (a)	49,032	2,300,091
Maui Land & Pineapple, Inc. (a)(d)	17,943	101,199
RE/MAX Holdings, Inc.	45,953	1,537,128
Realogy Holdings Corp. (a)(d)	545,915	25,630,709
Tejon Ranch Co. (a)(d)	55,399	1,383,867
The St. Joe Co. (a)(d)	349,415	5,566,181
Transcontinental Realty Investors, Inc. (a)	1,497	16,093
		123,934,208
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	329,083	4,314,278
Bank Mutual Corp.	140,827	999,872
BankFinancial Corp.	65,539	775,982
BBX Capital Corp. (a)(d)	42,087	675,075
Bear State Financial, Inc.	11,419	107,910
Beneficial Bancorp, Inc. (a)	136,359	1,670,398
BofI Holding, Inc. (a)(d)	47,691	4,490,585
Brookline Bancorp, Inc., Delaware	275,450	3,013,423
Cape Bancorp, Inc.	25,193	241,349
Capitol Federal Financial, Inc.	520,908	6,302,987
Charter Financial Corp.	58,384	707,030
Cheviot Financial Corp.	44	660
Chicopee Bancorp, Inc.	13,096	214,643
Citizens Community Bancorp, Inc.	2,013	18,117
Clifton Bancorp, Inc.	90,061	1,252,749
Dime Community Bancshares, Inc.	121,257	1,987,402
Elmira Savings Bank	185	3,750
ESSA Bancorp, Inc.	32,482	414,795
Essent Group Ltd. (a)(d)	218,457	5,572,838

	Shares	Value
EverBank Financial Corp.	333,864	$ 6,156,452
Farmer Mac Class C (non-vtg.)	39,637	1,251,340
First Clover Leaf Financial Corp.	10,566	96,045
First Defiance Financial Corp.	34,111	1,204,118
First Financial Northwest, Inc.	34,706	402,590
Flagstar Bancorp, Inc. (a)	79,941	1,498,094
Fox Chase Bancorp, Inc.	35,769	581,246
Heritage Financial Group, Inc.	25,517	690,745
HF Financial Corp.	832	12,064
Hingham Institution for Savings	4,113	460,656
HMN Financial, Inc. (a)	3,871	44,826
Home Bancorp, Inc.	15,826	352,445
HomeStreet, Inc. (a)(d)	92,903	2,140,485
HopFed Bancorp, Inc.	18,100	235,119
Impac Mortgage Holdings, Inc. (a)(d)	31,836	552,355
Kearny Financial Corp. (a)	92,949	1,010,356
Ladder Capital Corp. Class A	79,522	1,413,106
Lendingtree, Inc. (a)(d)	24,195	1,433,796
Meridian Bancorp, Inc. (a)	87,908	1,128,739
Meta Financial Group, Inc.	22,280	894,096
MGIC Investment Corp. (a)(d)	1,244,648	13,504,431
Nationstar Mortgage Holdings, Inc. (a)(d)	145,355	2,866,401
New Hampshire Thrift Bancshares, Inc.	20,505	303,269
New York Community Bancorp, Inc. (d)	1,606,868	28,505,838
NMI Holdings, Inc. (a)	129,065	1,023,485
Northfield Bancorp, Inc. (d)	229,310	3,357,098
Northwest Bancshares, Inc. (d)	365,349	4,420,723
Ocean Shore Holding Co.	5,120	78,797
OceanFirst Financial Corp.	42,221	730,423
Ocwen Financial Corp. (a)(d)	404,490	4,109,618
Oneida Financial Corp.	16,145	320,640
Oritani Financial Corp. (d)	165,696	2,439,045
PennyMac Financial Services, Inc. (a)	80,813	1,515,244
Poage Bankshares, Inc.	6,654	102,472
Provident Financial Holdings, Inc.	21,034	367,043
Provident Financial Services, Inc.	214,102	3,892,374
Pulaski Financial Corp.	11,679	147,506
Radian Group, Inc. (d)	708,455	12,695,514
Riverview Bancorp, Inc.	27,380	113,353
Security National Financial Corp. Class A	23,755	151,557
SI Financial Group, Inc.	21,525	250,982
Southern Missouri Bancorp, Inc.	20,482	393,869
Stonegate Mortgage Corp. (a)(d)	51,913	507,709
Territorial Bancorp, Inc.	28,348	653,705
TFS Financial Corp.	334,694	4,970,206
Timberland Bancorp, Inc.	12,774	134,766
Trustco Bank Corp., New York	361,542	2,444,024
United Community Bancorp, Inc.	1,461	19,943
United Community Financial Corp.	251,020	1,368,059
United Financial Bancorp, Inc. New	188,584	2,376,158
Walker & Dunlop, Inc. (a)	110,722	2,725,976
Washington Federal, Inc.	359,078	7,935,624
Waterstone Financial, Inc. (d)	127,621	1,671,835
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	94,628	$ 701,193
WSFS Financial Corp. (d)	112,091	2,765,285
		163,886,681
TOTAL FINANCIALS		3,938,148,098
HEALTH CARE - 13.2%
Biotechnology - 5.0%
ACADIA Pharmaceuticals, Inc. (a)(d)	294,301	12,125,201
Acceleron Pharma, Inc. (a)(d)	36,659	1,236,508
Achillion Pharmaceuticals, Inc. (a)(d)	389,383	3,850,998
Acorda Therapeutics, Inc. (a)(d)	165,219	5,035,875
Actinium Pharmaceuticals, Inc. (a)(d)	112,631	443,766
Adamas Pharmaceuticals, Inc. (a)(d)	11,307	203,413
Advaxis, Inc. (a)(d)	92,402	2,324,834
Aegerion Pharmaceuticals, Inc. (a)(d)	101,458	1,976,402
Agenus, Inc. (a)(d)	232,068	1,898,316
Agios Pharmaceuticals, Inc. (a)(d)	39,962	4,876,163
Akebia Therapeutics, Inc. (a)	61,222	481,205
Alder Biopharmaceuticals, Inc. (d)	56,496	2,402,210
Aldeyra Therapeutics, Inc.	22,558	168,057
Alkermes PLC (a)(d)	552,958	33,785,734
Alnylam Pharmaceuticals, Inc. (a)(d)	273,434	35,844,463
AMAG Pharmaceuticals, Inc. (a)(d)	96,937	6,744,876
Amicus Therapeutics, Inc. (a)	283,052	3,484,370
Anacor Pharmaceuticals, Inc. (a)(d)	160,026	11,397,052
Anthera Pharmaceuticals, Inc. (a)(d)	129,963	725,194
Applied Genetic Technologies Corp. (a)(d)	29,071	582,874
Aquinox Pharmaceuticals, Inc. (a)	13,594	107,393
ARCA biopharma, Inc. (a)(d)	25,653	20,702
Ardelyx, Inc.	17,205	188,395
Arena Pharmaceuticals, Inc. (a)(d)	911,709	3,578,458
Argos Therapeutics, Inc. (a)(d)	33,363	267,238
ARIAD Pharmaceuticals, Inc. (a)(d)	677,879	6,222,929
ArQule, Inc. (a)	209,898	379,915
Array BioPharma, Inc. (a)(d)	468,944	3,587,422
Arrowhead Research Corp. (a)(d)	180,633	1,137,988
Atara Biotherapeutics, Inc. (d)	32,808	1,389,747
Athersys, Inc. (a)(d)	318,191	416,830
Avalanche Biotechnologies, Inc. (a)	33,080	1,233,222
AVEO Pharmaceuticals, Inc. (a)	323,519	656,744
Bellicum Pharmaceuticals, Inc. (d)	47,276	1,169,608
BIND Therapeutics, Inc. (a)(d)	35,747	213,052
Biocept, Inc. (a)(d)	60,358	187,110
BioCryst Pharmaceuticals, Inc. (a)(d)	234,964	2,633,946
BioMarin Pharmaceutical, Inc. (a)	583,804	73,308,268
Biospecifics Technologies Corp. (a)	16,807	800,685
Biota Pharmaceuticals, Inc. (a)	114,179	251,194
BioTime, Inc. (a)(d)	195,474	914,818

	Shares	Value
bluebird bio, Inc. (a)(d)	111,960	$ 21,748,230
BrainStorm Cell Therpeutic, Inc. (a)(d)	45,873	174,776
Calithera Biosciences, Inc. (d)	27,885	291,956
Cancer Genetics, Inc. (a)(d)	27,876	308,030
Cara Therapeutics, Inc. (a)(d)	35,329	336,332
CareDx, Inc.	3,426	16,479
CASI Pharmaceuticals, Inc. (a)	37,512	49,141
Catalyst Pharmaceutical Partners, Inc. (a)(d)	234,330	925,604
Cel-Sci Corp. (a)(d)	316,118	234,654
Celladon Corp. (a)(d)	36,204	83,631
Celldex Therapeutics, Inc. (a)(d)	361,035	10,423,080
Cellular Biomedicine Group, Inc. (a)(d)	20,128	740,912
Celsion Corp. (a)(d)	37,190	91,859
Cepheid, Inc. (a)(d)	270,157	14,904,562
Cerulean Pharma, Inc. (a)	48,961	291,318
ChemoCentryx, Inc. (a)(d)	80,697	699,643
Chimerix, Inc. (a)(d)	129,779	5,431,251
Cleveland Biolabs, Inc. (a)(d)	4,693	13,563
Clovis Oncology, Inc. (a)(d)	110,264	10,192,804
Coherus BioSciences, Inc. (d)	39,719	975,896
Conatus Pharmaceuticals, Inc. (a)(d)	52,030	283,564
Concert Pharmaceuticals, Inc. (a)(d)	50,048	800,268
CorMedix, Inc. (a)(d)	116,216	707,755
CTI BioPharma Corp. (a)(d)	533,377	1,034,751
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	377,821	1,273,257
Cyclacel Pharmaceuticals, Inc. (a)(d)	68,516	49,811
Cytokinetics, Inc. (a)(d)	115,768	737,442
Cytori Therapeutics, Inc. (a)(d)	516,670	341,571
CytRx Corp. (a)(d)	159,962	657,444
DARA BioSciences, Inc. (a)	29,398	23,224
Dicerna Pharmaceuticals, Inc. (a)	41,857	692,315
Discovery Laboratories, Inc. (a)(d)	290,135	243,278
Dyax Corp. (a)	538,688	14,189,042
Dynavax Technologies Corp. (a)(d)	104,011	2,368,330
Eagle Pharmaceuticals, Inc. (a)	32,631	2,369,990
Eleven Biotherapeutics, Inc. (a)(d)	33,461	94,025
Emergent BioSolutions, Inc. (a)(d)	107,044	3,410,422
Enanta Pharmaceuticals, Inc. (a)(d)	41,132	1,681,476
Enzon Pharmaceuticals, Inc.	134,828	176,625
Epirus Biopharmaceuticals, Inc. (a)(d)	38,861	209,461
Epizyme, Inc. (a)(d)	78,309	1,485,522
Esperion Therapeutics, Inc. (a)(d)	51,546	5,541,710
Exact Sciences Corp. (a)(d)	330,961	8,939,257
Exelixis, Inc. (a)(d)	673,091	2,120,237
Fate Therapeutics, Inc. (a)	39,893	249,730
Fibrocell Science, Inc. (a)(d)	127,647	589,729
FibroGen, Inc.	28,900	526,269
Five Prime Therapeutics, Inc. (a)(d)	75,932	1,946,896
Flexion Therapeutics, Inc. (a)	36,397	724,664
Fortress Biotech, Inc. (a)(d)	164,005	482,175
Foundation Medicine, Inc. (a)(d)	72,345	2,587,781
Galectin Therapeutics, Inc. (a)(d)	80,065	200,963
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Galena Biopharma, Inc. (a)(d)	551,606	$ 866,021
Galmed Pharmaceuticals Ltd. (a)	20,354	215,142
Genocea Biosciences, Inc. (a)(d)	49,915	529,598
Genomic Health, Inc. (a)(d)	59,800	1,619,982
GenVec, Inc. (a)	51,992	122,701
Geron Corp. (a)(d)	578,285	2,232,180
GlobeImmune, Inc.	5,000	19,900
GlycoMimetics, Inc. (a)	32,989	262,922
GTx, Inc. (a)(d)	149,248	170,143
Halozyme Therapeutics, Inc. (a)(d)	387,928	6,730,551
Harvard Apparatus (a)	22,493	41,387
Heat Biologics, Inc. (a)(d)	18,898	130,018
Hemispherx Biopharma, Inc. (a)(d)	767,203	173,388
Heron Therapeutics, Inc. (a)(d)	83,637	1,652,667
iBio, Inc. (a)(d)	302,306	276,610
Idera Pharmaceuticals, Inc. (a)(d)	354,286	1,360,458
Ignyta, Inc. (a)	77,203	693,283
Immune Design Corp. (a)(d)	28,510	622,373
ImmunoCellular Therapeutics Ltd. (a)	397,924	193,311
ImmunoGen, Inc. (a)(d)	322,362	2,894,811
Immunomedics, Inc. (a)(d)	337,345	1,302,152
Incyte Corp. (a)	585,381	64,479,717
Infinity Pharmaceuticals, Inc. (a)(d)	159,182	2,062,999
Inotek Pharmaceuticals Corp. (d)	20,463	119,504
Inovio Pharmaceuticals, Inc. (a)(d)	243,066	2,044,185
Insmed, Inc. (a)(d)	218,523	4,794,395
Insys Therapeutics, Inc. (a)(d)	36,903	2,199,419
Intercept Pharmaceuticals, Inc. (a)(d)	50,742	12,949,105
Intrexon Corp. (a)(d)	141,388	5,955,263
Invitae Corp. (d)	74,780	931,011
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	452,889	6,390,264
Isis Pharmaceuticals, Inc. (a)(d)	440,202	29,634,399
IsoRay, Inc. (a)(d)	212,731	382,916
Juno Therapeutics, Inc. (d)	92,870	4,888,677
KaloBios Pharmaceuticals, Inc. (a)(d)	71,639	45,276
Karyopharm Therapeutics, Inc. (a)(d)	75,665	2,036,902
Keryx Biopharmaceuticals, Inc. (a)(d)	373,422	3,883,589
Kindred Biosciences, Inc. (a)(d)	44,644	287,954
Kite Pharma, Inc. (d)	44,996	2,481,529
KYTHERA Biopharmaceuticals, Inc. (a)(d)	73,852	3,719,925
La Jolla Pharmaceutical Co. (a)(d)	36,199	808,324
Lexicon Pharmaceuticals, Inc. (a)(d)	159,833	1,123,626
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	67,068	5,909,361
General CVR (a)	26,087	2,087
Glucagon CVR (a)	26,087	3,652
rights (a)	26,087	183
TR Beta CVR (a)	26,087	1,513
Loxo Oncology, Inc.	18,269	225,439
Lpath, Inc. (a)(d)	62,657	17,851

	Shares	Value
Macrogenics, Inc. (a)(d)	83,769	$ 2,709,927
MannKind Corp. (a)(d)	974,130	5,045,993
Mast Therapeutics, Inc. (a)(d)	531,478	286,998
Medgenics, Inc. (a)	91,727	692,539
MediciNova, Inc. (a)(d)	71,396	284,156
Medivation, Inc. (a)	292,600	38,637,830
MEI Pharma, Inc. (a)(d)	92,428	175,613
Merrimack Pharmaceuticals, Inc. (a)(d)	343,645	4,055,011
MiMedx Group, Inc. (a)(d)	354,344	3,667,460
Minerva Neurosciences, Inc. (d)	24,020	120,821
Momenta Pharmaceuticals, Inc. (a)(d)	219,628	4,359,616
Myriad Genetics, Inc. (a)(d)	264,954	8,995,188
Nanosphere, Inc. (a)(d)	17,987	61,695
NanoViricides, Inc. (a)(d)	143,363	222,213
Navidea Biopharmaceuticals, Inc. (a)(d)	467,860	584,825
Neothetics, Inc. (d)	11,281	67,686
NephroGenex, Inc. (a)(d)	10,000	70,200
Neuralstem, Inc. (a)(d)	348,690	536,983
Neurocrine Biosciences, Inc. (a)(d)	285,297	12,513,126
NewLink Genetics Corp. (a)(d)	73,425	3,168,289
Northwest Biotherapeutics, Inc. (a)(d)	144,240	1,211,616
Novavax, Inc. (a)(d)	978,039	8,802,351
Ohr Pharmaceutical, Inc. (a)(d)	72,370	196,123
OncoGenex Pharmaceuticals, Inc. (a)(d)	83,062	176,091
OncoMed Pharmaceuticals, Inc. (a)(d)	39,639	987,804
Onconova Therapeutics, Inc. (a)(d)	34,799	94,305
Oncothyreon, Inc. (a)(d)	371,190	1,269,470
Opexa Therapeutics, Inc. (a)	68,287	38,924
Ophthotech Corp. (a)(d)	37,946	1,898,059
Opko Health, Inc. (a)(d)	912,008	16,124,301
Oragenics, Inc. (a)	27,929	21,226
Orexigen Therapeutics, Inc. (a)(d)	414,200	2,029,580
Organovo Holdings, Inc. (a)(d)	280,149	1,403,546
Osiris Therapeutics, Inc. (a)(d)	56,117	1,043,776
Otonomy, Inc. (d)	62,628	1,535,639
OvaScience, Inc. (a)(d)	72,915	2,474,006
OXiGENE, Inc. (a)	55,832	80,398
Palatin Technologies, Inc. (a)(d)	120,323	107,063
PDL BioPharma, Inc.	584,208	3,902,509
Peregrine Pharmaceuticals, Inc. (a)(d)	631,481	890,388
Pfenex, Inc. (a)	55,914	1,061,248
PharmAthene, Inc. (a)(d)	166,927	285,445
PlasmaTech Biopharmaceuticals, Inc. (a)(d)	21,197	166,396
Portola Pharmaceuticals, Inc. (a)(d)	189,990	7,945,382
Progenics Pharmaceuticals, Inc. (a)(d)	265,763	1,496,246
Proteon Therapeutics, Inc.	24,275	410,248
Prothena Corp. PLC (a)(d)	112,448	4,434,949
PTC Therapeutics, Inc. (a)(d)	84,583	4,913,426
Puma Biotechnology, Inc. (a)(d)	79,909	15,618,214
Radius Health, Inc. (a)(d)	47,113	2,271,789
Raptor Pharmaceutical Corp. (a)(d)	288,033	3,545,686
Receptos, Inc. (a)	115,523	19,048,587
Recro Pharma, Inc. (a)(d)	14,684	128,485
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Regulus Therapeutics, Inc. (a)(d)	94,166	$ 1,329,624
Repligen Corp. (a)(d)	113,863	4,641,056
Retrophin, Inc. (a)(d)	106,168	3,359,156
Rexahn Pharmaceuticals, Inc. (a)(d)	663,874	487,416
Rigel Pharmaceuticals, Inc. (a)	320,219	1,117,564
RXi Pharmaceuticals Corp. (a)(d)	83,565	30,418
Sage Therapeutics, Inc. (d)	37,194	2,784,715
Sangamo Biosciences, Inc. (a)(d)	252,721	3,095,832
Sarepta Therapeutics, Inc. (a)(d)	141,013	3,612,753
Seattle Genetics, Inc. (a)(d)	382,060	16,462,965
Sorrento Therapeutics, Inc. (a)	99,264	1,368,851
Spark Therapeutics, Inc. (d)	33,641	2,477,323
Spectrum Pharmaceuticals, Inc. (a)(d)	229,828	1,441,022
StemCells, Inc. (a)(d)	384,381	261,379
Stemline Therapeutics, Inc. (a)(d)	53,154	731,931
Sunesis Pharmaceuticals, Inc. (a)(d)	189,786	449,793
Synageva BioPharma Corp. (a)	93,017	19,850,758
Synergy Pharmaceuticals, Inc. (a)(d)	325,809	1,400,979
Synta Pharmaceuticals Corp. (a)(d)	403,393	863,261
Synthetic Biologics, Inc. (a)(d)	206,653	392,641
T2 Biosystems, Inc.	18,662	313,335
Targacept, Inc. (a)	150,431	415,190
Tenax Therapeutics, Inc. (a)(d)	74,064	270,334
TESARO, Inc. (a)(d)	95,257	5,597,301
TetraLogic Pharmaceuticals Corp. (a)(d)	63,792	147,997
TG Therapeutics, Inc. (a)(d)	143,128	2,252,835
Threshold Pharmaceuticals, Inc. (a)(d)	218,509	850,000
Tobira Therapeutics, Inc. (d)	8,246	108,352
Tokai Pharmaceuticals, Inc. (d)	22,549	256,382
TRACON Pharmaceuticals, Inc. (d)	10,747	122,086
Trevena, Inc. (a)	73,685	512,848
Trovagene, Inc. (a)	80,402	881,206
Ultragenyx Pharmaceutical, Inc. (a)(d)	95,188	8,281,356
United Therapeutics Corp. (a)(d)	173,634	31,900,038
Vanda Pharmaceuticals, Inc. (a)(d)	183,465	1,851,162
Venaxis, Inc. (a)(d)	120,707	65,846
Verastem, Inc. (a)(d)	112,971	977,199
Vericel Corp. (a)	74,721	232,382
Versartis, Inc. (a)	55,961	869,634
Vical, Inc. (a)	229,477	218,026
Vitae Pharmaceuticals, Inc. (d)	38,518	472,231
Vital Therapies, Inc. (a)(d)	28,931	627,803
Xencor, Inc. (a)	116,650	2,116,031
XOMA Corp. (a)(d)	307,215	1,081,397
Zafgen, Inc.	49,570	1,613,999
ZIOPHARM Oncology, Inc. (a)(d)	413,807	3,922,890
		856,401,286
Health Care Equipment & Supplies - 2.7%
Abaxis, Inc.	78,882	4,189,423
Abiomed, Inc. (a)(d)	138,031	8,243,211
Accuray, Inc. (a)(d)	283,313	1,740,958

	Shares	Value
Akers Biosciences, Inc. (a)(d)	12,000	$ 52,740
Alere, Inc. (a)	294,772	15,204,340
Align Technology, Inc. (a)	276,270	16,761,301
Allied Healthcare Products, Inc. (a)	4,954	7,481
Alliqua Biomedical, Inc. (a)(d)	63,749	315,558
Alphatec Holdings, Inc. (a)	230,873	311,679
Amedica Corp. (a)	81,258	22,752
Analogic Corp.	45,728	3,869,046
Angiodynamics, Inc. (a)	99,901	1,603,411
Anika Therapeutics, Inc. (a)(d)	53,349	1,799,462
Antares Pharma, Inc. (a)(d)	519,317	1,100,952
Atossa Genetics, Inc. (a)(d)	80,935	127,068
Atricure, Inc. (a)(d)	100,959	2,315,999
Atrion Corp.	5,855	2,194,922
Avinger, Inc. (d)	12,015	140,335
AxoGen, Inc. (a)	69,732	213,380
BioLase Technology, Inc. (a)(d)	142,344	241,985
BioLife Solutions, Inc. (a)(d)	5,828	11,015
Bovie Medical Corp. (a)	73,582	212,652
Cantel Medical Corp.	133,951	6,236,759
Cardica, Inc. (a)(d)	251,087	102,971
Cardiovascular Systems, Inc. (a)(d)	108,351	3,031,661
CAS Medical Systems, Inc. (a)	6,117	8,074
Cerus Corp. (a)(d)	355,766	1,771,715
Cesca Therapeutics, Inc. (a)(d)	63,283	54,423
Chembio Diagnostics, Inc. (a)(d)	16,328	73,966
Cogentix Medical, Inc. (a)(d)	51,631	86,224
CONMED Corp.	103,598	5,753,833
Cryolife, Inc.	97,529	1,044,536
Cutera, Inc. (a)	50,450	748,174
Cyberonics, Inc. (a)(d)	98,443	6,301,336
Cynosure, Inc. Class A (a)(d)	80,205	2,863,319
CytoSorbents Corp. (a)(d)	93,307	587,834
Delcath Systems, Inc. (a)(d)	31,941	45,995
Derma Sciences, Inc. (a)(d)	83,882	550,266
DexCom, Inc. (a)(d)	273,698	19,629,621
Dynatronics Corp. (a)	3,425	10,035
Echo Therapeutics, Inc. (a)(d)	50,324	87,564
Electromed, Inc. (a)	18,483	37,890
Endologix, Inc. (a)(d)	257,456	4,296,941
Entellus Medical, Inc.	16,706	390,085
EnteroMedics, Inc. (a)(d)	191,689	228,110
ERBA Diagnostics, Inc. (a)	51,403	137,246
Escalon Medical Corp. (a)	3,512	5,303
Exactech, Inc. (a)	35,607	761,278
Fonar Corp. (a)	24,768	267,990
Genmark Diagnostics, Inc. (a)(d)	144,875	1,328,504
Globus Medical, Inc. (a)(d)	245,400	6,365,676
Greatbatch, Inc. (a)(d)	95,354	4,956,501
Haemonetics Corp. (a)(d)	191,133	7,897,616
Halyard Health, Inc. (a)(d)	172,912	7,162,015
Hansen Medical, Inc. (a)(d)	236,840	214,056
HeartWare International, Inc. (a)(d)	61,107	4,507,863
Hill-Rom Holdings, Inc.	212,216	10,941,857
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hologic, Inc. (a)(d)	910,325	$ 32,562,325
ICU Medical, Inc. (a)(d)	51,427	4,988,419
IDEXX Laboratories, Inc. (a)(d)	176,303	23,906,687
Inogen, Inc. (a)(d)	33,640	1,257,463
InspireMD, Inc. (a)	98,457	22,655
Insulet Corp. (a)	212,687	6,012,661
Integra LifeSciences Holdings Corp. (a)(d)	94,164	6,324,996
Invacare Corp.	110,415	2,399,318
Iridex Corp. (a)	18,028	151,075
K2M Group Holdings, Inc.	67,870	1,774,122
Kewaunee Scientific Corp.	5,250	88,988
LDR Holding Corp. (a)	52,676	2,134,432
LeMaitre Vascular, Inc.	40,303	408,672
Masimo Corp. (a)(d)	180,137	6,322,809
MELA Sciences, Inc. (a)(d)	11,736	17,956
Meridian Bioscience, Inc. (d)	157,310	2,863,042
Merit Medical Systems, Inc. (a)(d)	161,883	3,328,314
MGC Diagnostics Corp. (a)	3,151	19,064
Misonix, Inc. (a)	18,363	200,157
Natus Medical, Inc. (a)	124,936	4,880,000
Neogen Corp. (a)(d)	142,475	6,659,282
NeuroMetrix, Inc. (a)	26,970	27,779
Nevro Corp. (d)	27,088	1,376,883
NuVasive, Inc. (a)	186,160	9,410,388
NxStage Medical, Inc. (a)(d)	211,586	3,429,809
OraSure Technologies, Inc. (a)	212,994	1,318,433
Orthofix International NV (a)	73,558	2,410,496
Perseon Corp. (a)	95,648	27,738
PhotoMedex, Inc. (a)(d)	62,914	107,583
Presbia PLC (d)	11,158	91,607
Quidel Corp. (a)(d)	110,312	2,390,461
ResMed, Inc. (d)	525,098	30,886,264
Retractable Technologies, Inc. (a)(d)	36,514	146,786
Rockwell Medical Technologies, Inc. (a)(d)	163,764	1,812,867
Roka Bioscience, Inc. (a)(d)	17,912	47,825
RTI Biologics, Inc. (a)	213,378	1,380,556
Second Sight Medical Products, Inc. (d)	11,148	160,531
Sientra, Inc. (d)	18,489	416,557
Sirona Dental Systems, Inc. (a)(d)	207,078	20,442,740
Staar Surgical Co. (a)(d)	105,540	985,744
Stereotaxis, Inc. (a)(d)	64,951	114,314
Steris Corp.	231,145	15,447,420
Sunshine Heart, Inc. (a)(d)	40,808	178,331
SurModics, Inc. (a)	49,224	1,214,848
Symmetry Surgical, Inc. (a)(d)	34,037	300,547
Synergetics U.S.A., Inc. (a)	76,412	337,741
Tandem Diabetes Care, Inc. (a)	76,089	918,394
TearLab Corp. (a)(d)	100,207	231,478
Teleflex, Inc. (d)	160,886	20,712,464
The Cooper Companies, Inc.	180,452	32,800,760
The Spectranetics Corp. (a)(d)	152,906	3,796,656

	Shares	Value
Thoratec Corp. (a)	205,510	$ 9,328,099
Tornier NV (a)(d)	136,751	3,634,842
TransEnterix, Inc. (a)(d)	105,485	475,737
TriVascular Technologies, Inc. (a)(d)	20,938	114,112
Unilife Corp. (a)(d)	427,862	1,050,401
Utah Medical Products, Inc.	10,634	581,999
Vascular Solutions, Inc. (a)	61,002	1,990,495
Veracyte, Inc. (a)(d)	31,884	334,782
Vermillion, Inc. (a)(d)	65,547	135,027
West Pharmaceutical Services, Inc. (d)	268,134	14,516,775
Wright Medical Group, Inc. (a)(d)	188,386	5,161,776
Zeltiq Aesthetics, Inc. (a)(d)	105,148	2,887,364
Zosano Pharma Corp.	4,787	41,635
		458,666,388
Health Care Providers & Services - 2.4%
AAC Holdings, Inc. (d)	17,893	695,322
Acadia Healthcare Co., Inc. (a)(d)	200,665	14,877,303
Aceto Corp.	103,819	2,447,014
Adcare Health Systems, Inc.	40,556	157,357
Addus HomeCare Corp. (a)	22,321	625,211
Adeptus Health, Inc. Class A (d)	25,974	1,819,479
Air Methods Corp. (a)(d)	133,268	5,618,579
Alliance Healthcare Services, Inc. (a)	38,536	708,677
Almost Family, Inc. (a)(d)	28,394	1,090,330
Amedisys, Inc. (a)	129,067	4,003,658
American CareSource Holdings, Inc. (a)	2,053	3,182
American Shared Hospital Services (a)	115	282
AMN Healthcare Services, Inc. (a)(d)	176,566	4,694,890
AmSurg Corp. (a)(d)	178,997	12,053,658
Bio-Reference Laboratories, Inc. (a)(d)	93,599	3,109,359
BioScrip, Inc. (a)(d)	223,697	794,124
BioTelemetry, Inc. (a)	98,031	945,999
Brookdale Senior Living, Inc. (a)	685,362	25,831,294
Capital Senior Living Corp. (a)	109,988	2,833,291
Centene Corp. (a)	443,700	33,428,358
Chemed Corp.	63,142	7,841,605
Civitas Solutions, Inc.	47,052	1,043,613
Community Health Systems, Inc. (a)	436,204	24,126,443
Corvel Corp. (a)	41,320	1,483,388
Cross Country Healthcare, Inc. (a)(d)	110,352	1,171,938
Digirad Corp.	45,825	184,675
Diversicare Healthcare Services, Inc.	13,755	189,544
Envision Healthcare Holdings, Inc. (a)	683,977	25,272,950
ExamWorks Group, Inc. (a)(d)	129,094	5,277,363
Five Star Quality Care, Inc. (a)	165,843	767,853
Genesis HealthCare, Inc. Class A (a)	95,661	610,317
Hanger, Inc. (a)(d)	136,558	3,139,468
Health Net, Inc. (a)	286,708	17,844,706
HealthEquity, Inc. (a)	126,585	3,355,768
HealthSouth Corp.	326,714	14,100,976
Healthways, Inc. (a)(d)	137,073	2,078,027
Hooper Holmes, Inc. (a)	128,551	47,564
InfuSystems Holdings, Inc. (a)	46,642	147,389
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
IPC The Hospitalist Co., Inc. (a)(d)	67,113	$ 3,313,369
Kindred Healthcare, Inc.	312,551	7,160,543
Landauer, Inc.	35,743	1,218,121
LHC Group, Inc. (a)	46,996	1,727,573
LifePoint Hospitals, Inc. (a)	164,218	12,363,973
Magellan Health Services, Inc. (a)	100,180	6,775,173
MEDNAX, Inc. (a)(d)	358,081	25,488,206
Molina Healthcare, Inc. (a)(d)	124,084	9,025,870
National Healthcare Corp. (d)	37,738	2,374,475
National Research Corp. Class A	27,189	380,102
NeoStem, Inc. (a)(d)	84,204	179,355
Omnicare, Inc.	360,690	34,370,150
Owens & Minor, Inc. (d)	232,401	7,743,601
PDI, Inc. (a)	19,284	24,684
PharMerica Corp. (a)	113,820	3,785,653
Premier, Inc. (a)	109,667	4,202,439
Providence Service Corp. (a)(d)	44,668	2,146,744
Psychemedics Corp.	15,744	232,067
RadNet, Inc. (a)	112,633	733,241
Select Medical Holdings Corp. (d)	367,327	6,005,796
Sharps Compliance Corp. (a)	38,932	219,187
SunLink Health Systems, Inc. (a)	19,190	27,826
Surgical Care Affiliates, Inc. (a)	80,899	3,073,353
Team Health Holdings, Inc. (a)	266,914	15,609,131
The Ensign Group, Inc.	86,085	3,991,761
Triple-S Management Corp. (a)	91,380	2,193,120
Trupanion, Inc. (d)	21,547	180,564
U.S. Physical Therapy, Inc.	46,837	2,335,293
Universal American Spin Corp. (a)	203,892	2,091,932
VCA, Inc. (a)	307,449	16,128,775
Wellcare Health Plans, Inc. (a)(d)	164,407	14,084,748
		413,607,779
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	620,542	8,731,026
Arrhythmia Research Technology, Inc. (a)	9,913	65,426
athenahealth, Inc. (a)(d)	141,557	16,505,546
Authentidate Holding Corp. (a)(d)	48,307	9,792
Castlight Health, Inc. Class B (a)	51,703	451,367
CollabRx, Inc. (a)	177	131
Computer Programs & Systems, Inc.	37,437	1,959,078
Connecture, Inc.	21,082	267,109
HealthStream, Inc. (a)	81,710	2,318,113
HMS Holdings Corp. (a)(d)	329,919	5,621,820
iCAD, Inc. (a)(d)	51,129	225,479
Imprivata, Inc.	17,676	279,281
IMS Health Holdings, Inc. (a)	445,815	13,267,454
Inovalon Holdings, Inc. Class A (d)	112,952	3,002,264
MedAssets, Inc. (a)	221,024	4,612,771
Medidata Solutions, Inc. (a)(d)	202,224	11,731,014
Merge Healthcare, Inc. (a)	252,695	1,152,289
Omnicell, Inc. (a)	132,258	4,890,901

	Shares	Value
Quality Systems, Inc.	167,487	$ 2,652,994
Simulations Plus, Inc.	32,233	190,175
Streamline Health Solutions, Inc. (a)	74,551	166,994
Veeva Systems, Inc. Class A (a)(d)	138,300	3,750,696
Vocera Communications, Inc. (a)	89,358	971,321
		82,823,041
Life Sciences Tools & Services - 1.5%
Accelerate Diagnostics, Inc. (a)(d)	90,417	2,018,107
Affymetrix, Inc. (a)(d)	269,666	3,163,182
Albany Molecular Research, Inc. (a)(d)	87,834	1,769,855
BG Medicine, Inc. (a)(d)	146,045	96,784
Bio-Rad Laboratories, Inc. Class A (a)	77,315	11,161,967
Bio-Techne Corp.	140,019	14,176,924
Bioanalytical Systems, Inc. (a)(d)	4,772	10,308
Bruker Corp. (a)	414,893	8,231,477
Cambrex Corp. (a)	116,337	4,655,807
Charles River Laboratories International, Inc. (a)	177,786	12,861,039
CombiMatrix Corp. (a)	13,852	22,302
Enzo Biochem, Inc. (a)	134,553	326,964
Fluidigm Corp. (a)(d)	105,275	2,488,701
Harvard Bioscience, Inc. (a)	97,471	545,838
Illumina, Inc. (a)	531,334	109,497,311
INC Research Holdings, Inc. Class A	56,473	1,953,401
Luminex Corp. (a)(d)	142,780	2,394,421
Mettler-Toledo International, Inc. (a)	103,639	33,649,511
Nanostring Technologies, Inc. (a)	36,430	511,477
NeoGenomics, Inc. (a)	165,540	882,328
Pacific Biosciences of California, Inc. (a)(d)	221,159	1,247,337
PAREXEL International Corp. (a)(d)	203,105	13,500,389
PRA Health Sciences, Inc. (d)	70,764	2,367,763
pSivida Corp. (a)(d)	82,313	323,490
Quintiles Transnational Holdings, Inc. (a)	301,421	21,012,058
Response Genetics, Inc. (a)	92,898	33,908
Sequenom, Inc. (a)(d)	430,072	1,440,741
Transgenomic, Inc. (a)(d)	13,347	35,103
VirtualScopics, Inc. (a)	2,167	6,068
VWR Corp. (d)	100,939	2,752,607
		253,137,168
Pharmaceuticals - 1.1%
AbbVie, Inc.	6,678	444,688
AcelRx Pharmaceuticals, Inc. (a)(d)	90,540	316,890
Achaogen, Inc. (a)(d)	23,491	139,067
Acura Pharmaceuticals, Inc. (a)(d)	93,798	72,224
Adamis Pharmaceuticals Corp. (a)(d)	35,529	151,709
Aerie Pharmaceuticals, Inc. (a)(d)	53,845	599,295
Agile Therapeutics, Inc. (a)(d)	30,235	286,023
Akorn, Inc. (a)(d)	293,930	13,491,387
Alexza Pharmaceuticals, Inc. (a)(d)	73,834	87,124
Alimera Sciences, Inc. (a)(d)	85,999	363,776
Amphastar Pharmaceuticals, Inc. (a)	37,381	573,425
Ampio Pharmaceuticals, Inc. (a)(d)	146,523	351,655
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ANI Pharmaceuticals, Inc. (a)(d)	30,081	$ 1,515,481
Apricus Biosciences, Inc. (a)(d)	182,995	305,602
Aradigm Corp. (a)	6,736	45,064
Aratana Therapeutics, Inc. (a)(d)	102,462	1,390,409
Assembly Biosciences, Inc. (a)	49,350	822,171
AstraZeneca PLC rights (a)	21,542	0
Bio Path Holdings, Inc. (a)(d)	313,435	376,122
Biodel, Inc. (a)(d)	108,947	126,379
Biodelivery Sciences International, Inc. (a)(d)	154,978	1,320,413
Catalent, Inc. (a)	278,321	8,895,139
Cempra, Inc. (a)(d)	118,220	4,339,856
Corcept Therapeutics, Inc. (a)(d)	276,739	1,693,643
Corium International, Inc. (a)	21,362	301,204
Cumberland Pharmaceuticals, Inc. (a)	33,632	227,352
CymaBay Therapeutics, Inc. (a)(d)	34,018	116,001
DepoMed, Inc. (a)(d)	220,821	4,606,326
Dermira, Inc.	50,442	756,630
Dipexium Pharmaceuticals, Inc. (a)(d)	9,847	126,042
Durect Corp. (a)	409,640	1,065,064
Egalet Corp. (a)(d)	17,873	177,300
Endocyte, Inc. (a)(d)	136,613	829,241
Evoke Pharma, Inc. (a)	15,864	83,286
Flex Pharma, Inc. (d)	43,126	769,799
Heska Corp. (a)	22,214	704,184
Horizon Pharma PLC (a)(d)	505,265	16,385,744
IGI Laboratories, Inc. (a)(d)	96,521	627,387
Impax Laboratories, Inc. (a)(d)	247,545	11,637,090
Imprimis Pharmaceuticals, Inc. (a)(d)	5,189	44,107
Intersect ENT, Inc. (d)	17,801	422,596
Intra-Cellular Therapies, Inc. (a)(d)	99,425	2,609,906
Jazz Pharmaceuticals PLC (a)(d)	226,316	40,589,775
Juniper Pharmaceuticals, Inc. (a)	40,260	323,288
Lannett Co., Inc. (a)(d)	97,816	5,441,504
Lipocine, Inc. (a)(d)	61,637	434,541
Marinus Pharmaceuticals, Inc.	22,355	181,299
Nektar Therapeutics (a)(d)	476,553	5,480,360
NovaBay Pharmaceuticals, Inc. (a)(d)	142,289	110,274
Ocera Therapeutics, Inc. (a)(d)	41,015	154,216
Ocular Therapeutix, Inc. (d)	20,803	502,809
Oculus Innovative Sciences, Inc. (a)	23,611	21,958
Omeros Corp. (a)(d)	129,021	2,561,067
Pacira Pharmaceuticals, Inc. (a)(d)	135,297	10,581,578
Pain Therapeutics, Inc. (a)	144,997	285,644
Paratek Pharmaceuticals, Inc. (a)	16,533	492,683
Pernix Therapeutics Holdings, Inc. (a)(d)	126,363	804,932
Phibro Animal Health Corp. Class A	49,237	1,705,077
Pozen, Inc. (a)(d)	106,938	689,750
Prestige Brands Holdings, Inc. (a)(d)	193,689	8,506,821
Relypsa, Inc. (a)(d)	95,953	3,530,111
Repros Therapeutics, Inc. (a)(d)	95,900	691,439

	Shares	Value
Revance Therapeutics, Inc. (a)(d)	41,281	$ 1,056,794
Rock Creek Pharmaceuticals, Inc. (a)(d)	23,588	49,299
Sagent Pharmaceuticals, Inc. (a)(d)	84,292	1,882,240
SciClone Pharmaceuticals, Inc. (a)(d)	184,212	1,705,803
SCYNEXIS, Inc.	38,896	336,061
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	72,103	1,170,232
Supernus Pharmaceuticals, Inc. (a)	102,805	1,461,887
Tetraphase Pharmaceuticals, Inc. (a)	131,470	5,637,434
The Medicines Company (a)(d)	241,436	6,847,125
TherapeuticsMD, Inc. (a)(d)	435,351	3,082,285
Theravance Biopharma, Inc. (a)(d)	82,086	1,145,100
Theravance, Inc. (d)	301,521	5,095,705
VIVUS, Inc. (a)(d)	380,623	962,976
XenoPort, Inc. (a)(d)	215,368	1,283,593
Zogenix, Inc. (a)(d)	466,953	793,820
ZS Pharma, Inc.	56,127	3,283,430
		198,079,711
TOTAL HEALTH CARE		2,262,715,373
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.6%
AAR Corp. (d)	140,388	4,147,062
Aerojet Rocketdyne Holdings, Inc. (a)	236,000	4,897,000
AeroVironment, Inc. (a)(d)	78,449	2,027,907
American Science & Engineering, Inc.	30,419	1,190,295
API Technologies Corp. (a)	126,577	272,141
Arotech Corp. (a)(d)	70,548	170,726
Astronics Corp. (a)	72,068	5,036,833
Astrotech Corp. (a)(d)	39,511	106,285
BE Aerospace, Inc.	395,014	22,650,103
Breeze Industrial Products Corp. (a)	10,964	126,415
CPI Aerostructures, Inc. (a)(d)	20,017	220,187
Cubic Corp.	82,643	3,950,335
Curtiss-Wright Corp. (d)	180,117	12,984,635
DigitalGlobe, Inc. (a)(d)	261,239	7,837,170
Ducommun, Inc. (a)	37,181	865,945
Engility Holdings, Inc.	67,203	1,876,308
Erickson Air-Crane, Inc. (a)(d)	27,407	102,776
Esterline Technologies Corp. (a)(d)	116,271	12,577,034
HEICO Corp. (d)	124,173	7,115,113
HEICO Corp. Class A	110,758	5,537,900
Hexcel Corp.	357,533	17,604,925
Huntington Ingalls Industries, Inc.	180,295	22,354,777
Innovative Solutions & Support, Inc. (a)(d)	34,266	113,078
KEYW Holding Corp. (a)(d)	132,820	929,740
KLX, Inc. (a)	197,805	8,671,771
Kratos Defense & Security Solutions, Inc. (a)(d)	167,323	1,002,265
LMI Aerospace, Inc. (a)(d)	40,944	407,802
Micronet Enertec Technologies, Inc. (a)	8,571	28,027
Moog, Inc. Class A (a)	152,125	10,440,339
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
National Presto Industries, Inc. (d)	19,337	$ 1,343,922
Orbital ATK, Inc.	220,940	16,901,910
SIFCO Industries, Inc.	6,788	101,345
Sparton Corp. (a)	31,336	830,717
Spirit AeroSystems Holdings, Inc. Class A (a)	482,292	26,328,320
Taser International, Inc. (a)(d)	195,495	6,173,732
Teledyne Technologies, Inc. (a)(d)	130,078	13,180,804
TransDigm Group, Inc.	184,473	41,698,277
Triumph Group, Inc.	192,314	12,825,421
Vectrus, Inc. (a)	40,096	1,006,009
		275,635,351
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	21,893
Air Transport Services Group, Inc. (a)	200,527	2,109,544
Atlas Air Worldwide Holdings, Inc. (a)(d)	92,706	5,050,623
Echo Global Logistics, Inc. (a)(d)	88,052	2,833,513
Forward Air Corp.	118,062	6,123,876
Hub Group, Inc. Class A (a)(d)	129,344	5,486,772
Park-Ohio Holdings Corp.	32,888	1,578,953
Radiant Logistics, Inc. (a)	71,194	409,366
UTi Worldwide, Inc. (a)(d)	342,089	3,290,896
XPO Logistics, Inc. (a)(d)	263,638	12,960,444
		39,865,880
Airlines - 1.0%
Alaska Air Group, Inc.	492,319	31,823,500
Allegiant Travel Co.	51,216	8,064,984
CHC Group Ltd. (a)(d)	112,789	150,009
Hawaiian Holdings, Inc. (a)(d)	202,972	4,915,982
JetBlue Airways Corp. (a)(d)	970,522	19,565,724
Republic Airways Holdings, Inc. (a)	199,144	2,083,046
SkyWest, Inc.	195,586	2,894,673
Spirit Airlines, Inc. (a)	271,433	17,254,996
United Continental Holdings, Inc. (a)	1,435,833	78,382,123
Virgin America, Inc. (d)	48,216	1,371,263
		166,506,300
Building Products - 0.9%
A.O. Smith Corp.	279,298	19,936,291
AAON, Inc.	159,183	3,767,862
Advanced Drain Systems, Inc. Del	90,141	2,617,695
American Woodmark Corp. (a)	44,933	2,306,860
Apogee Enterprises, Inc.	108,415	5,825,138
Armstrong World Industries, Inc. (a)	163,897	9,001,223
Builders FirstSource, Inc. (a)	172,637	2,119,982
Continental Building Products, Inc. (a)	116,144	2,590,011
Fortune Brands Home & Security, Inc.	595,574	27,313,024
Gibraltar Industries, Inc. (a)	109,073	1,954,588
Griffon Corp.	169,928	2,713,750
Insteel Industries, Inc.	62,706	1,244,714
Lennox International, Inc.	151,847	17,097,972

	Shares	Value
Masonite International Corp. (a)	79,108	$ 5,396,748
NCI Building Systems, Inc. (a)	106,899	1,601,347
Nortek, Inc. (a)	47,789	3,947,371
Owens Corning	441,072	18,683,810
Patrick Industries, Inc. (a)	53,744	3,213,891
PGT, Inc. (a)	186,020	2,224,799
Ply Gem Holdings, Inc. (a)(d)	79,499	981,813
Quanex Building Products Corp. (d)	127,404	2,266,517
Simpson Manufacturing Co. Ltd. (d)	159,013	5,393,721
Trex Co., Inc. (a)(d)	120,832	6,114,099
Universal Forest Products, Inc.	75,007	4,152,388
USG Corp. (a)(d)	331,961	9,573,755
		162,039,369
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	200,190	6,494,164
ACCO Brands Corp. (a)(d)	415,352	3,052,837
Acme United Corp.	1,357	24,426
Amrep Corp. (a)	2,745	13,972
ARC Document Solutions, Inc. (a)	140,544	1,052,675
Avalon Holdings Corp. Class A (a)	128	314
Brady Corp. Class A (d)	179,208	4,533,962
Casella Waste Systems, Inc. Class A (a)	140,875	774,813
CECO Environmental Corp.	73,503	834,259
Cenveo, Inc. (a)(d)	218,856	547,140
Civeo Corp.	389,715	1,558,860
Clean Harbors, Inc. (a)(d)	200,701	11,307,494
Command Security Corp. (a)	4,127	8,295
CompX International, Inc. Class A	729	8,347
Copart, Inc. (a)	426,158	14,745,067
Courier Corp.	40,170	996,216
Covanta Holding Corp.	499,443	11,037,690
Deluxe Corp.	187,254	11,952,423
Ecology & Environment, Inc. Class A	5,634	50,931
Ennis, Inc.	103,207	1,735,942
Fuel Tech, Inc. (a)(d)	72,552	174,125
G&K Services, Inc. Class A	75,528	5,262,791
Healthcare Services Group, Inc.	279,539	8,444,873
Heritage-Crystal Clean, Inc. (a)	53,947	766,587
Herman Miller, Inc.	230,279	6,378,728
HNI Corp.	164,109	7,957,645
Hudson Technologies, Inc. (a)(d)	96,791	386,196
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	47,648
InnerWorkings, Inc. (a)(d)	137,677	875,626
Interface, Inc.	248,976	5,360,453
Intersections, Inc. (a)(d)	42,827	149,038
KAR Auction Services, Inc.	525,933	19,596,264
Kimball International, Inc. Class B	113,583	1,384,577
Knoll, Inc.	180,227	4,101,967
MagneGas Corp. (a)(d)	120,800	172,744
Matthews International Corp. Class A (d)	115,850	5,751,953
McGrath RentCorp.	91,869	2,796,492
Metalico, Inc. (a)(d)	208,228	69,319
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mobile Mini, Inc.	176,315	$ 6,996,179
Msa Safety, Inc.	121,976	5,452,327
Multi-Color Corp.	47,291	3,028,989
NL Industries, Inc. (a)	19,361	154,114
Performant Financial Corp. (a)(d)	101,625	308,940
Perma-Fix Environmental Services, Inc. (a)	24,334	84,926
Quad/Graphics, Inc.	106,325	2,174,346
Quest Resource Holding Corp. (a)(d)	290,901	314,173
R.R. Donnelley & Sons Co. (d)	744,621	14,281,831
Rollins, Inc.	370,754	9,202,114
SP Plus Corp. (a)(d)	67,034	1,627,586
Steelcase, Inc. Class A (d)	347,707	5,980,560
Swisher Hygiene, Inc. (a)(d)	36,476	57,632
Team, Inc. (a)(d)	76,564	3,047,247
Tetra Tech, Inc.	230,903	6,040,422
The Brink's Co.	180,142	5,757,338
TRC Companies, Inc. (a)	89,234	915,541
U.S. Ecology, Inc. (d)	82,255	3,792,778
UniFirst Corp.	59,433	6,793,786
United Stationers, Inc.	145,521	5,652,036
Versar, Inc. (a)	11,390	42,029
Viad Corp.	77,914	2,091,212
Virco Manufacturing Co. (a)	17,110	46,026
Waste Connections, Inc.	463,289	22,483,415
West Corp.	161,374	4,938,044
		251,670,444
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)(d)	591,034	19,521,853
Aegion Corp. (a)	141,758	2,526,128
Ameresco, Inc. Class A (a)(d)	58,398	423,969
Argan, Inc.	47,556	1,701,554
Chicago Bridge & Iron Co. NV (d)	358,820	19,469,573
Comfort Systems U.S.A., Inc.	140,083	3,144,863
Dycom Industries, Inc. (a)	126,975	7,311,221
EMCOR Group, Inc.	231,845	10,518,808
Furmanite Corp. (a)	137,457	1,118,900
Goldfield Corp.	60,575	83,594
Granite Construction, Inc.	134,097	4,807,377
Great Lakes Dredge & Dock Corp. (a)(d)	221,781	1,233,102
HC2 Holdings, Inc. (a)(d)	114,329	1,277,055
Integrated Electrical Services, Inc. (a)	39,773	310,627
KBR, Inc.	541,004	10,360,227
Layne Christensen Co. (a)(d)	69,984	569,670
MasTec, Inc. (a)(d)	245,280	4,331,645
MYR Group, Inc. (a)(d)	82,089	2,429,834
Northwest Pipe Co. (a)(d)	32,983	685,057
Orion Marine Group, Inc. (a)	98,149	737,099
Primoris Services Corp. (d)	144,068	2,704,156

	Shares	Value
Sterling Construction Co., Inc. (a)	60,041	$ 237,762
Tutor Perini Corp. (a)(d)	147,398	3,089,462
		98,593,536
Electrical Equipment - 1.1%
Active Power, Inc. (a)	60,917	124,880
Acuity Brands, Inc.	161,603	28,521,313
Allied Motion Technologies, Inc.	21,340	667,515
American Electric Technologies, Inc. (a)	11,601	63,806
American Superconductor Corp. (a)(d)	49,372	305,613
AZZ, Inc. (d)	97,125	4,655,201
Babcock & Wilcox Co.	396,291	13,192,527
Blue Earth, Inc. (a)(d)	110,848	169,597
Broadwind Energy, Inc. (a)	50,197	190,247
Capstone Turbine Corp. (a)(d)	1,220,115	512,448
Digital Power Corp. (a)	4,959	4,215
Encore Wire Corp.	69,613	3,040,696
Energy Focus, Inc. (a)	4,765	30,639
EnerSys	166,998	11,128,747
Enphase Energy, Inc. (a)(d)	84,174	797,128
Espey Manufacturing & Electronics Corp.	5,358	141,290
Franklin Electric Co., Inc.	150,430	5,293,632
FuelCell Energy, Inc. (a)(d)	913,924	1,124,127
Generac Holdings, Inc. (a)(d)	257,041	10,739,173
General Cable Corp.	182,931	3,455,567
Global Power Equipment Group, Inc.	59,603	445,830
GrafTech International Ltd. (a)(d)	440,965	2,235,693
Hubbell, Inc. Class B	199,758	21,579,857
Ideal Power, Inc. (a)(d)	18,012	150,760
Lime Energy Co. (a)	4,467	12,240
LSI Industries, Inc.	72,122	682,995
MagneTek, Inc. (a)(d)	12,167	401,389
Ocean Power Technologies, Inc. (a)(d)	52,155	36,509
Orion Energy Systems, Inc. (a)	83,634	224,139
Plug Power, Inc. (a)(d)	579,690	1,576,757
Polypore International, Inc. (a)(d)	164,447	9,852,020
Powell Industries, Inc.	36,668	1,330,315
Power Solutions International, Inc. (a)(d)	16,088	884,840
PowerSecure International, Inc. (a)(d)	86,226	1,283,905
Preformed Line Products Co.	9,836	373,375
Real Goods Solar, Inc. (a)	6,071	14,449
Regal Beloit Corp.	165,957	12,976,178
Revolution Lighting Technologies, Inc. (a)(d)	146,051	182,564
Sensata Technologies Holding BV (a)(d)	631,080	34,766,197
SL Industries, Inc. (a)	15,027	566,217
SolarCity Corp. (a)(d)	189,256	11,378,071
Thermon Group Holdings, Inc. (a)(d)	120,644	2,739,825
Ultralife Corp. (a)	43,594	180,043
Vicor Corp. (a)	64,365	877,295
ZBB Energy Corp. (a)(d)	116,581	94,897
		189,004,721
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	245,258	$ 24,317,331
Raven Industries, Inc.	144,742	2,787,731
		27,105,062
Machinery - 3.3%
Accuride Corp. (a)	163,325	707,197
Actuant Corp. Class A (d)	240,996	5,663,406
Adept Technology, Inc. (a)(d)	40,541	249,733
AGCO Corp. (d)	298,244	15,144,830
Alamo Group, Inc.	35,023	1,855,168
Albany International Corp. Class A	112,342	4,446,496
Allison Transmission Holdings, Inc.	632,004	19,339,322
Altra Industrial Motion Corp. (d)	100,890	2,774,475
American Railcar Industries, Inc. (d)	34,678	1,864,636
ARC Group Worldwide, Inc. (a)(d)	25,827	146,697
Art's-Way Manufacturing Co., Inc.	9,831	49,450
Astec Industries, Inc.	73,291	3,030,583
Barnes Group, Inc.	188,901	7,605,154
Blount International, Inc.	184,001	2,128,892
Briggs & Stratton Corp. (d)	162,631	3,104,626
Chart Industries, Inc. (a)	112,745	3,659,703
Chicago Rivet & Machine Co.	772	23,299
CIRCOR International, Inc.	68,112	3,631,732
CLARCOR, Inc.	190,305	11,724,691
Colfax Corp. (a)(d)	356,977	17,988,071
Columbus McKinnon Corp. (NY Shares)	74,812	1,706,462
Commercial Vehicle Group, Inc. (a)	93,301	591,528
Crane Co.	181,890	11,009,802
Donaldson Co., Inc. (d)	477,790	17,037,991
Douglas Dynamics, Inc. (d)	87,262	1,771,419
Dynamic Materials Corp.	52,475	582,473
Eastern Co.	18,085	349,945
Energy Recovery, Inc. (a)(d)	141,452	376,262
EnPro Industries, Inc.	89,822	5,432,435
ESCO Technologies, Inc.	100,233	3,738,691
ExOne Co. (a)(d)	41,005	514,613
Federal Signal Corp.	233,625	3,476,340
FreightCar America, Inc.	47,091	1,055,780
Global Brass & Copper Holdings, Inc.	80,528	1,387,497
Gorman-Rupp Co.	73,596	2,062,896
Graco, Inc.	222,762	16,170,294
Graham Corp. (d)	37,894	842,384
Greenbrier Companies, Inc. (d)	89,215	5,373,419
Hardinge, Inc.	32,023	342,646
Harsco Corp.	313,613	5,052,305
Hillenbrand, Inc. (d)	234,145	7,192,934
Hurco Companies, Inc.	23,780	794,965
Hyster-Yale Materials Handling Class A	40,982	2,908,083
IDEX Corp.	297,673	22,998,216
ITT Corp.	336,738	14,371,978
Jason Industries, Inc. (a)(d)	32,748	221,376
John Bean Technologies Corp.	113,288	4,256,230

	Shares	Value
Kadant, Inc.	42,249	$ 1,989,928
Kennametal, Inc. (d)	307,071	11,072,980
Key Technology, Inc. (a)	12,346	155,930
L.B. Foster Co. Class A	36,564	1,394,917
Lincoln Electric Holdings, Inc.	290,254	19,507,971
Lindsay Corp. (d)	45,351	3,652,570
LiqTech International, Inc. (a)(d)	90,569	59,776
Lydall, Inc. (a)	64,441	1,766,328
Manitex International, Inc. (a)(d)	43,889	340,140
Manitowoc Co., Inc.	505,280	9,529,581
Meritor, Inc. (a)(d)	366,980	5,251,484
MFRI, Inc. (a)	13,428	84,731
Middleby Corp. (a)	214,193	23,282,779
Miller Industries, Inc.	42,091	863,286
Mueller Industries, Inc.	220,008	7,669,479
Mueller Water Products, Inc. Class A (d)	590,368	5,443,193
Navistar International Corp. (a)(d)	247,255	6,547,312
NN, Inc.	70,075	1,909,544
Nordson Corp.	211,936	17,147,742
Omega Flex, Inc.	5,411	175,154
Oshkosh Corp.	291,694	14,631,371
PMFG, Inc. (a)(d)	73,905	477,426
Proto Labs, Inc. (a)(d)	85,099	5,887,149
RBC Bearings, Inc. (d)	88,187	6,180,145
Rexnord Corp. (a)	389,771	9,985,933
SPX Corp.	150,978	11,219,175
Standex International Corp. (d)	49,592	3,967,856
Sun Hydraulics Corp.	94,734	3,541,157
Supreme Industries, Inc. Class A	21,394	171,152
Taylor Devices, Inc. (a)	3,820	49,202
Tecumseh Products Co. (a)	49,815	148,947
Tennant Co.	70,353	4,485,707
Terex Corp.	388,579	9,609,559
The L.S. Starrett Co. Class A	18,776	340,033
Timken Co.	279,732	10,937,521
Titan International, Inc. (d)	205,788	2,191,642
Toro Co.	209,353	14,317,652
TriMas Corp. (a)	170,208	4,919,011
Trinity Industries, Inc. (d)	580,174	17,399,418
Twin Disc, Inc.	28,396	506,301
Valmont Industries, Inc. (d)	90,313	11,239,453
Wabash National Corp. (a)(d)	250,609	3,393,246
WABCO Holdings, Inc. (a)	203,180	25,686,016
Wabtec Corp.	359,363	36,044,109
Watts Water Technologies, Inc. Class A	106,299	5,647,666
Woodward, Inc.	218,074	11,108,690
WSI Industries, Inc.	5,668	36,389
Xerium Technologies, Inc. (a)	47,721	816,029
		569,539,905
Marine - 0.1%
Baltic Trading Ltd. (d)	148,093	225,101
International Shipholding Corp.	22,466	179,953
Kirby Corp. (a)	207,838	15,943,253
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Matson, Inc. (d)	161,483	$ 6,504,535
Rand Logistics, Inc. (a)(d)	41,510	141,134
		22,993,976
Professional Services - 1.4%
Acacia Research Corp. (d)	187,838	1,917,826
Advisory Board Co. (a)(d)	165,467	8,400,760
Barrett Business Services, Inc.	25,887	932,191
CBIZ, Inc. (a)(d)	163,829	1,485,929
CDI Corp.	54,937	679,571
CEB, Inc.	125,423	10,609,532
CRA International, Inc. (a)	36,975	1,021,619
CTPartners Executive Search, Inc. (a)(d)	23,355	69,364
DLH Holdings Corp. (a)	2,300	4,945
Exponent, Inc.	47,976	4,083,717
Franklin Covey Co. (a)	48,586	971,234
FTI Consulting, Inc. (a)(d)	155,176	6,098,417
General Employment Enterprises, Inc. (a)(d)	37,933	41,726
GP Strategies Corp. (a)	66,351	2,070,815
Heidrick & Struggles International, Inc.	62,240	1,564,714
Hill International, Inc. (a)	133,198	705,949
Hudson Global, Inc. (a)	73,448	164,524
Huron Consulting Group, Inc. (a)	84,683	5,445,117
ICF International, Inc. (a)(d)	73,861	2,642,747
IHS, Inc. Class A (a)(d)	256,925	31,704,545
Insperity, Inc. (d)	83,584	4,398,190
Kelly Services, Inc. Class A (non-vtg.)	119,867	1,860,336
Kforce, Inc.	104,013	2,289,326
Korn/Ferry International	195,298	6,267,113
Lightbridge Corp. (a)(d)	43,052	53,815
Luna Innovations, Inc. (a)	39,627	45,571
Manpower, Inc.	292,708	24,777,732
Marathon Patent Group, Inc. (a)(d)	29,824	149,716
Mastech Holdings, Inc. (a)	3,140	28,888
MISTRAS Group, Inc. (a)	65,746	1,216,958
Navigant Consulting, Inc. (a)	183,680	2,499,885
Odyssey Marine Exploration, Inc. (a)(d)	256,679	113,529
On Assignment, Inc. (a)(d)	172,351	6,461,439
Paylocity Holding Corp. (a)(d)	53,797	1,801,124
Pendrell Corp. (a)	486,872	486,872
RCM Technologies, Inc. (a)	26,829	153,730
Resources Connection, Inc.	147,742	2,318,072
RPX Corp. (a)(d)	214,024	3,405,122
Spherix, Inc. (a)(d)	91,248	52,011
Towers Watson & Co.	259,804	35,839,962
TriNet Group, Inc. (a)	101,742	3,045,138
TrueBlue, Inc. (a)	153,575	4,373,816
Verisk Analytics, Inc. (a)(d)	586,101	42,539,211
Volt Information Sciences, Inc. (a)	24,790	286,820
VSE Corp.	15,478	966,292

	Shares	Value
WageWorks, Inc. (a)(d)	122,397	$ 5,248,383
Willdan Group, Inc. (a)	21,298	305,839
		231,600,132
Road & Rail - 1.1%
AMERCO	23,241	7,646,289
ArcBest Corp.	90,164	3,082,707
Avis Budget Group, Inc. (a)	397,331	20,263,881
Celadon Group, Inc.	83,713	1,952,187
Con-way, Inc. (d)	212,549	8,601,858
Covenant Transport Group, Inc. Class A (a)	42,798	1,322,886
Genesee & Wyoming, Inc. Class A (a)	191,257	15,748,101
Heartland Express, Inc. (d)	216,713	4,605,151
Hertz Global Holdings, Inc. (a)	1,676,436	33,344,312
J.B. Hunt Transport Services, Inc.	343,259	28,840,621
Knight Transportation, Inc.	227,091	6,494,803
Landstar System, Inc. (d)	169,430	11,080,722
Marten Transport Ltd.	92,034	2,087,331
Old Dominion Freight Lines, Inc. (a)	251,509	17,105,127
P.A.M. Transportation Services, Inc. (a)	12,026	728,415
Patriot Transportation Holding, Inc. (a)	5,781	149,092
Providence & Worcester Railroad Co.	1,842	33,027
Quality Distribution, Inc. (a)	101,880	1,611,742
Roadrunner Transportation Systems, Inc. (a)(d)	106,612	2,651,440
Saia, Inc. (a)(d)	90,780	3,716,533
Swift Transporation Co. (a)	309,551	7,203,252
U.S.A. Truck, Inc. (a)	31,657	729,377
Universal Truckload Services, Inc.	36,649	741,776
Werner Enterprises, Inc. (d)	167,017	4,596,308
YRC Worldwide, Inc. (a)	96,542	1,269,527
		185,606,465
Trading Companies & Distributors - 0.8%
AeroCentury Corp. (a)	740	6,660
Air Lease Corp. Class A	354,631	13,344,765
Aircastle Ltd.	233,960	5,675,870
Applied Industrial Technologies, Inc.	152,841	6,475,873
Beacon Roofing Supply, Inc. (a)	184,629	5,789,965
BlueLinx Corp. (a)	73,361	79,963
CAI International, Inc. (a)(d)	61,359	1,326,582
DXP Enterprises, Inc. (a)(d)	46,631	1,912,337
Empire Resources, Inc.	161	620
Essex Rental Corp. (a)	27,827	32,836
GATX Corp.	165,278	9,207,637
H&E Equipment Services, Inc.	116,012	2,532,542
HD Supply Holdings, Inc. (a)	568,254	18,439,842
Houston Wire & Cable Co.	69,133	618,740
Kaman Corp. (d)	109,297	4,629,821
Lawson Products, Inc. (a)	23,255	538,121
MRC Global, Inc. (a)	378,876	5,800,592
MSC Industrial Direct Co., Inc. Class A (d)	188,224	13,057,099
Neff Corp.	93,514	959,454
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Now, Inc. (d)	402,550	$ 9,306,956
Rush Enterprises, Inc. Class A (a)(d)	130,547	3,468,634
Stock Building Supply Holdings, Inc. (a)	50,213	839,059
TAL International Group, Inc.	123,311	4,474,956
Textainer Group Holdings Ltd. (d)	97,508	2,750,701
Titan Machinery, Inc. (a)(d)	64,538	1,025,509
Transcat, Inc. (a)	4,695	49,063
Veritiv Corp. (a)	32,023	1,325,432
Watsco, Inc.	101,495	12,780,250
WESCO International, Inc. (a)(d)	175,175	12,588,076
Willis Lease Finance Corp. (a)	19,324	353,629
		139,391,584
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	217,823	3,215,067
TOTAL INDUSTRIALS		2,362,767,792
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.3%
ADTRAN, Inc.	197,013	3,392,564
Aerohive Networks, Inc. (a)(d)	38,468	277,739
Alliance Fiber Optic Products, Inc. (d)	55,668	1,077,732
Applied Optoelectronics, Inc. (a)(d)	25,005	446,589
Arista Networks, Inc. (d)	18,869	1,319,132
Arris Group, Inc. (a)	491,055	16,209,726
Aviat Networks, Inc. (a)	198,244	225,998
Bel Fuse, Inc. Class B (non-vtg.)	40,471	906,550
Black Box Corp.	60,284	1,209,297
Brocade Communications Systems, Inc.	1,616,442	19,987,305
CalAmp Corp. (a)(d)	131,565	2,597,093
Calix Networks, Inc. (a)	146,257	1,170,056
Ciena Corp. (a)(d)	433,981	10,467,622
Clearfield, Inc. (a)(d)	39,990	607,448
ClearOne, Inc.	17,545	233,875
CommScope Holding Co., Inc. (a)	386,864	12,058,551
Communications Systems, Inc.	9,294	105,580
Comtech Telecommunications Corp.	62,000	1,862,480
Digi International, Inc. (a)	91,816	914,487
EchoStar Holding Corp. Class A (a)	164,384	8,235,638
EMCORE Corp. (a)	109,490	697,451
Energous Corp. (a)(d)	27,889	223,949
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)(d)	367,665	996,372
Finisar Corp. (a)(d)	411,041	9,001,798
Harmonic, Inc. (a)(d)	364,484	2,482,136
Infinera Corp. (a)(d)	476,565	9,836,302
InfoSonics Corp. (a)	41,938	110,297
InterDigital, Inc. (d)	140,409	8,232,180
Interphase Corp. (a)	11,825	8,278
Inventergy Global, Inc.	23,240	6,737

	Shares	Value
Ixia (a)	231,024	$ 2,906,282
JDS Uniphase Corp. (a)	861,661	11,046,494
KVH Industries, Inc. (a)	48,623	606,329
Lantronix, Inc. (a)	2,994	4,581
Meru Networks, Inc. (a)(d)	52,324	84,765
Mitel Networks Corp. (a)	85,409	794,304
MRV Communications, Inc. (a)	1,837	17,911
NETGEAR, Inc. (a)(d)	134,826	4,178,258
Novatel Wireless, Inc. (a)(d)	119,828	523,648
NumereX Corp. Class A (a)(d)	42,907	367,284
Oclaro, Inc. (a)(d)	344,328	895,253
Optical Cable Corp.	11,466	45,291
Palo Alto Networks, Inc. (a)(d)	249,292	42,252,501
Parkervision, Inc. (a)(d)	336,237	124,408
PC-Tel, Inc.	63,808	472,179
Plantronics, Inc.	158,496	8,744,224
Polycom, Inc. (a)	514,414	6,929,157
Procera Networks, Inc. (a)(d)	77,695	893,493
Relm Wireless Corp. (a)	28,926	160,539
Resonant, Inc. (d)	9,244	38,178
Ruckus Wireless, Inc. (a)(d)	209,553	2,202,402
ShoreTel, Inc. (a)	236,204	1,625,084
Sonus Networks, Inc. (a)	192,177	1,504,746
Technical Communications Corp. (a)	2,835	10,603
Tessco Technologies, Inc.	22,372	411,869
Ubiquiti Networks, Inc. (d)	97,251	3,092,582
ViaSat, Inc. (a)(d)	185,437	11,680,677
Westell Technologies, Inc. Class A (a)	150,024	154,525
xG Technology, Inc. (a)	51,074	12,283
Zhone Technologies, Inc. (a)	84,494	201,096
		216,881,908
Electronic Equipment & Components - 2.3%
Acorn Energy, Inc. (a)	65,930	33,031
ADDvantage Technologies Group, Inc. (a)	11,928	28,031
Agilysys, Inc. (a)	51,105	461,478
Anixter International, Inc. (a)	106,509	7,242,612
Applied DNA Sciences, Inc. (a)(d)	39,001	101,013
Arrow Electronics, Inc. (a)(d)	355,128	21,588,231
Avnet, Inc.	514,759	22,654,544
AVX Corp.	188,324	2,672,318
Badger Meter, Inc.	54,305	3,503,759
Belden, Inc.	160,288	13,531,513
Benchmark Electronics, Inc. (a)	198,106	4,603,983
CDW Corp.	485,852	18,025,109
Checkpoint Systems, Inc.	164,593	1,608,074
ClearSign Combustion Corp. (a)(d)	26,018	136,595
Cognex Corp.	324,504	16,377,717
Coherent, Inc. (a)	95,492	5,943,422
Control4 Corp. (a)(d)	71,474	650,413
CTS Corp.	132,796	2,503,205
CUI Global, Inc. (a)(d)	68,064	367,546
Daktronics, Inc.	149,824	1,615,103
Digital Ally, Inc. (a)(d)	15,000	223,350
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Dolby Laboratories, Inc. Class A	165,614	$ 6,483,788
DTS, Inc. (a)	62,831	1,993,628
Dynasil Corp. of America (a)	9,408	14,488
Echelon Corp. (a)	108,441	99,115
Electro Rent Corp.	77,042	791,221
Electro Scientific Industries, Inc. (d)	98,846	540,688
eMagin Corp. (a)(d)	60,537	190,692
Fabrinet (a)(d)	114,777	2,086,646
FARO Technologies, Inc. (a)(d)	63,155	2,755,453
FEI Co.	156,806	12,795,370
Frequency Electronics, Inc. (a)	18,354	236,767
Giga-Tronics, Inc. (a)	16,884	32,755
GSI Group, Inc. (a)	116,141	1,733,985
I. D. Systems Inc. (a)	39,946	262,046
Identiv, Inc. (a)(d)	40,037	236,619
IEC Electronics Corp. (a)	18,101	79,644
II-VI, Inc. (a)	198,435	3,704,781
Image Sensing Systems, Inc. (a)	2,863	8,618
Ingram Micro, Inc. Class A (a)	585,475	15,696,585
Insight Enterprises, Inc. (a)	151,818	4,452,822
Intellicheck Mobilisa, Inc. (a)(d)	10,716	15,860
IntriCon Corp. (a)	8,644	70,449
InvenSense, Inc. (a)(d)	277,010	3,922,462
IPG Photonics Corp. (a)(d)	133,006	12,614,289
Iteris, Inc. (a)	62,428	111,122
Itron, Inc. (a)(d)	150,781	5,411,530
Jabil Circuit, Inc.	721,388	17,724,503
KEMET Corp. (a)	162,823	503,123
KEY Tronic Corp. (a)	23,864	272,288
Keysight Technologies, Inc. (a)	632,495	20,783,786
Kimball Electronics, Inc. (a)	85,187	1,327,213
Knowles Corp. (a)(d)	317,589	6,145,347
LGL Group, Inc. (a)	3,009	14,353
LightPath Technologies, Inc. Class A (a)	21,115	20,693
Littelfuse, Inc.	84,254	8,147,362
LoJack Corp. (a)(d)	53,454	192,969
LRAD Corp. (a)	77,211	182,218
Maxwell Technologies, Inc. (a)(d)	112,643	574,479
Mercury Systems, Inc. (a)	126,027	1,720,269
Mesa Laboratories, Inc.	11,329	999,898
Methode Electronics, Inc. Class A	146,606	6,880,220
MicroVision, Inc. (a)(d)	165,273	533,832
MOCON, Inc.	7,499	123,059
MTS Systems Corp. (d)	57,851	3,936,182
Multi-Fineline Electronix, Inc. (a)(d)	33,909	849,760
Napco Security Technolgies, Inc. (a)	24,581	133,966
National Instruments Corp.	389,663	11,654,820
Neonode, Inc. (a)(d)	121,979	498,894
NetList, Inc. (a)(d)	140,493	74,461
Newport Corp. (a)	153,935	2,907,832
OSI Systems, Inc. (a)	71,273	5,148,762

	Shares	Value
Par Technology Corp. (a)	27,309	$ 111,148
Park Electrochemical Corp. (d)	80,447	1,728,002
PC Connection, Inc. (d)	68,135	1,697,924
PC Mall, Inc. (a)	21,739	210,651
Perceptron, Inc.	33,349	375,843
Planar Systems, Inc. (a)(d)	78,950	341,854
Plexus Corp. (a)	124,547	5,664,398
RadiSys Corp. (a)	102,374	296,885
RealD, Inc. (a)(d)	169,235	2,135,746
Research Frontiers, Inc. (a)(d)	71,977	424,664
RF Industries Ltd.	13,982	55,229
Richardson Electronics Ltd.	36,856	316,593
Rofin-Sinar Technologies, Inc. (a)(d)	107,837	3,067,963
Rogers Corp. (a)	67,339	4,865,243
Sanmina Corp. (a)(d)	309,433	6,702,319
ScanSource, Inc. (a)(d)	107,257	4,172,297
Sigmatron International, Inc. (a)	11,463	98,123
Speed Commerce, Inc. (a)(d)	152,616	38,917
Superconductor Technologies, Inc. (a)	18,678	19,985
SYNNEX Corp. (d)	104,520	8,640,668
Tech Data Corp. (a)(d)	142,265	8,979,767
Trimble Navigation Ltd. (a)	976,886	22,898,208
TTM Technologies, Inc. (a)(d)	203,073	2,006,361
Uni-Pixel, Inc. (a)(d)	35,725	109,319
Universal Display Corp. (a)(d)	150,378	8,076,802
Viasystems Group, Inc. (a)	15,355	280,536
Vishay Intertechnology, Inc.	512,787	6,676,487
Vishay Precision Group, Inc. (a)(d)	49,281	650,509
Wayside Technology Group, Inc.	13,442	252,038
Wireless Telecom Group, Inc. (a)	35,461	80,851
Zebra Technologies Corp. Class A (a)	190,042	20,836,205
		403,374,294
Internet Software & Services - 2.5%
Actua Corp. (a)(d)	141,040	1,792,618
Amber Road, Inc. (a)(d)	30,228	215,828
Angie's List, Inc. (a)(d)	164,638	1,032,280
AOL, Inc. (a)	294,935	14,749,699
ARI Network Services, Inc. (a)	34,382	107,272
Autobytel, Inc. (a)	31,669	530,772
Bankrate, Inc. (a)(d)	225,769	2,754,382
Bazaarvoice, Inc. (a)(d)	224,086	1,281,772
Benefitfocus, Inc. (a)(d)	27,228	976,941
Blucora, Inc. (a)(d)	154,628	2,452,400
Borderfree, Inc. (a)	22,635	316,664
Box, Inc. Class A (d)	67,922	1,198,144
Bridgeline Digital, Inc. (a)	4,848	8,242
Brightcove, Inc. (a)	117,958	831,604
BroadVision, Inc. (a)(d)	7,417	44,502
Carbonite, Inc. (a)	60,557	664,916
Care.com, Inc. (a)(d)	18,447	113,634
ChannelAdvisor Corp. (a)(d)	79,363	889,659
comScore, Inc. (a)(d)	124,988	7,071,821
Constant Contact, Inc. (a)(d)	118,166	3,221,205
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone OnDemand, Inc. (a)(d)	181,364	$ 5,645,861
CoStar Group, Inc. (a)(d)	120,639	25,202,693
Coupons.com, Inc. (a)(d)	39,936	498,801
Cvent, Inc. (a)(d)	70,650	1,862,334
DealerTrack Holdings, Inc. (a)(d)	165,384	6,896,513
Demand Media, Inc. (a)	34,488	193,133
Demandware, Inc. (a)(d)	118,187	7,360,686
DHI Group, Inc. (a)	145,947	1,236,171
EarthLink Holdings Corp.	384,918	2,671,331
eGain Communications Corp. (a)(d)	49,320	224,406
Endurance International Group Holdings, Inc. (a)(d)	216,796	4,407,463
Envestnet, Inc. (a)(d)	127,831	5,600,276
Everyday Health, Inc. (a)	26,157	324,347
Five9, Inc. (a)(d)	34,649	176,363
GlowPoint, Inc. (a)	51,449	40,130
Gogo, Inc. (a)(d)	199,075	4,260,205
GrubHub, Inc. (a)	64,394	2,596,366
HomeAway, Inc. (a)	326,276	9,158,567
Hortonworks, Inc. (d)	50,404	1,324,113
IAC/InterActiveCorp	287,635	21,592,759
Internap Network Services Corp. (a)(d)	201,642	1,963,993
Internet Patents Corp. (a)	283	705
IntraLinks Holdings, Inc. (a)	157,350	1,672,631
Inuvo, Inc. (a)	97,208	251,769
iPass, Inc. (a)	313,015	331,796
j2 Global, Inc.	172,303	11,442,642
LendingClub Corp. (d)	230,515	4,428,193
Limelight Networks, Inc. (a)	219,614	959,713
LinkedIn Corp. Class A (a)	394,767	76,951,931
Liquidity Services, Inc. (a)(d)	90,620	898,950
LiveDeal, Inc. (a)(d)	32,301	92,058
LivePerson, Inc. (a)(d)	197,114	1,886,381
Local Corp. (a)(d)	111,866	41,390
LogMeIn, Inc. (a)(d)	91,411	5,801,856
LookSmart Ltd. (a)	19,066	13,918
Marchex, Inc. Class B	112,959	548,981
Marin Software, Inc. (a)(d)	49,781	283,254
Marketo, Inc. (a)(d)	104,031	3,103,245
MeetMe, Inc. (a)(d)	143,707	219,872
Millennial Media, Inc. (a)(d)	246,070	410,937
Monster Worldwide, Inc. (a)(d)	344,947	2,093,828
Net Element International, Inc. (a)(d)	9,424	5,749
New Relic, Inc. (d)	42,674	1,396,720
NIC, Inc.	233,113	3,927,954
Onvia.com, Inc. (a)	2,326	10,444
Opower, Inc. (a)(d)	21,652	256,360
Pandora Media, Inc. (a)(d)	685,784	12,803,587
Q2 Holdings, Inc. (a)(d)	62,012	1,470,305
QuinStreet, Inc. (a)	128,569	762,414
Rackspace Hosting, Inc. (a)	436,325	17,492,269

	Shares	Value
RealNetworks, Inc. (a)	91,284	$ 508,452
Reis, Inc.	30,479	662,004
RetailMeNot, Inc. (a)(d)	155,811	3,141,150
Rightside Group Ltd. (a)(d)	34,488	282,457
Rocket Fuel, Inc. (a)(d)	74,672	619,031
SciQuest, Inc. (a)(d)	105,834	1,615,027
Selectica, Inc. (a)	17,570	121,760
Shutterstock, Inc. (a)(d)	58,550	3,746,615
Spark Networks, Inc. (a)(d)	80,921	245,191
SPS Commerce, Inc. (a)(d)	63,376	4,120,708
Stamps.com, Inc. (a)(d)	54,178	3,645,638
Support.com, Inc. (a)	167,715	241,510
Synacor, Inc. (a)(d)	64,568	126,553
TechTarget, Inc. (a)	58,265	538,951
Textura Corp. (a)(d)	69,062	2,010,395
TheStreet.com, Inc.	85,257	166,251
Travelzoo, Inc. (a)(d)	32,602	393,180
Tremor Video, Inc. (a)(d)	117,265	315,443
TrueCar, Inc. (d)	57,791	799,250
Twitter, Inc. (a)	1,924,124	70,557,627
United Online, Inc. (a)	52,077	900,411
Unwired Planet, Inc. (a)(d)	324,432	218,083
Viggle, Inc. (a)(d)	18,980	43,085
Web.com Group, Inc. (a)(d)	192,515	4,364,315
WebMD Health Corp. (a)(d)	131,756	6,047,600
XO Group, Inc. (a)	89,018	1,445,652
Xoom Corp. (a)(d)	112,354	2,113,379
Yelp, Inc. (a)(d)	229,101	10,976,229
YuMe, Inc. (a)(d)	55,310	258,298
Zillow Group, Inc. (a)(d)	158,910	14,522,785
		427,797,748
IT Services - 2.6%
Acxiom Corp. (a)	282,614	4,682,914
Amdocs Ltd.	577,281	31,663,863
Blackhawk Network Holdings, Inc. (a)	190,015	6,536,516
Booz Allen Hamilton Holding Corp. Class A	383,290	9,716,402
Broadridge Financial Solutions, Inc.	449,457	24,351,580
CACI International, Inc. Class A (a)(d)	88,293	7,559,647
Cardtronics, Inc. (a)(d)	166,711	6,084,952
Cartesian, Inc. (a)	2,929	10,222
Cass Information Systems, Inc.	35,081	1,749,139
Ciber, Inc. (a)	261,032	877,068
Computer Task Group, Inc.	44,089	327,581
Convergys Corp.	370,436	9,197,926
CoreLogic, Inc. (a)	339,426	13,230,825
CSG Systems International, Inc.	126,513	3,945,940
CSP, Inc.	3,555	25,241
Datalink Corp. (a)	72,718	671,914
DST Systems, Inc.	112,824	13,358,362
Edgewater Technology, Inc. (a)	28,583	203,225
EPAM Systems, Inc. (a)	88,432	6,359,145
Euronet Worldwide, Inc. (a)(d)	186,690	11,164,062
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
EVERTEC, Inc.	254,274	$ 5,652,511
ExlService Holdings, Inc. (a)	117,618	4,222,486
FleetCor Technologies, Inc. (a)	279,636	42,543,821
Forrester Research, Inc.	46,079	1,567,147
Gartner, Inc. Class A (a)	323,984	28,342,120
Genpact Ltd. (a)	589,639	13,260,981
Global Cash Access Holdings, Inc. (a)	251,799	1,946,406
Global Payments, Inc.	248,374	25,925,278
Hackett Group, Inc.	102,623	1,214,030
Heartland Payment Systems, Inc.	134,955	7,213,345
Higher One Holdings, Inc. (a)	129,874	368,842
iGATE Corp. (a)	131,364	6,241,104
Information Services Group, Inc.	84,828	324,043
Innodata, Inc. (a)	58,124	159,841
InterCloud Systems, Inc. (a)(d)	55,280	159,206
Jack Henry & Associates, Inc.	304,704	19,830,136
Leidos Holdings, Inc.	231,931	9,857,068
Lionbridge Technologies, Inc. (a)(d)	208,097	1,148,695
ManTech International Corp. Class A	91,976	2,619,476
Mattersight Corp. (a)(d)	37,173	221,551
Maximus, Inc.	246,936	16,142,206
ModusLink Global Solutions, Inc. (a)(d)	128,863	444,577
MoneyGram International, Inc. (a)(d)	110,529	1,074,342
NCI, Inc. Class A	29,120	308,672
Neustar, Inc. Class A (a)(d)	206,907	5,652,699
Perficient, Inc. (a)	127,154	2,405,754
PFSweb, Inc. (a)	60,946	901,391
Planet Payment, Inc. (a)	164,425	371,601
PRG-Schultz International, Inc. (a)	115,194	489,575
Sabre Corp.	396,652	10,348,651
Science Applications International Corp.	150,289	7,965,317
ServiceSource International, Inc. (a)(d)	267,884	1,173,332
StarTek, Inc. (a)	22,269	141,408
Sykes Enterprises, Inc. (a)	147,232	3,567,431
Syntel, Inc. (a)(d)	116,857	5,551,876
Sysorex Global Holdings Corp. (a)(d)	4,486	7,851
Teletech Holdings, Inc.	76,566	1,946,308
Unisys Corp. (a)(d)	182,073	3,739,779
Vantiv, Inc. (a)	540,255	21,610,200
VeriFone Systems, Inc. (a)(d)	433,703	16,554,444
Virtusa Corp. (a)	105,248	4,788,784
WEX, Inc. (a)(d)	144,439	16,377,938
WidePoint Corp. (a)(d)	237,346	356,019
WPCS International, Inc. (a)	1,864	4,660
		446,459,426
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)	152,283	4,343,111
Advanced Micro Devices, Inc. (a)(d)	2,357,062	5,374,101
AEHR Test Systems (a)	9,000	21,600
Alpha & Omega Semiconductor Ltd. (a)	57,715	473,263
Amkor Technology, Inc. (a)	428,103	2,893,976

	Shares	Value
Amtech Systems, Inc. (a)(d)	43,995	$ 492,304
ANADIGICS, Inc. (a)(d)	289,349	251,126
Applied Micro Circuits Corp. (a)(d)	286,881	1,833,170
Ascent Solar Technologies, Inc. (a)(d)	82,630	59,080
Atmel Corp.	1,553,043	13,775,491
ATRM Holdings, Inc. (a)	674	2,662
Audience, Inc. (a)(d)	57,166	273,825
Axcelis Technologies, Inc. (a)	419,027	1,340,886
AXT, Inc. (a)	115,481	292,167
Brooks Automation, Inc.	259,682	2,918,826
Cabot Microelectronics Corp. (a)	88,408	4,082,681
Cascade Microtech, Inc. (a)	41,750	668,418
Cavium, Inc. (a)(d)	201,242	14,161,400
Ceva, Inc. (a)(d)	77,932	1,600,723
Cirrus Logic, Inc. (a)	234,136	8,838,634
Cohu, Inc.	103,754	1,391,341
Cree, Inc. (a)(d)	415,065	12,568,168
CVD Equipment Corp. (a)(d)	12,898	138,782
CyberOptics Corp. (a)	16,917	177,121
Cypress Semiconductor Corp.	1,181,609	16,223,492
Diodes, Inc. (a)	146,636	3,882,921
DSP Group, Inc. (a)	84,313	942,619
Entegris, Inc. (a)	519,066	7,230,589
Exar Corp. (a)(d)	174,976	1,900,239
Fairchild Semiconductor International, Inc. (a)	436,802	8,701,096
FormFactor, Inc. (a)	219,185	2,040,612
Freescale Semiconductor, Inc. (a)(d)	377,554	17,035,236
GigOptix, Inc. (a)	74,425	110,149
GSI Technology, Inc. (a)(d)	51,850	261,843
Ikanos Communications, Inc. (a)(d)	33,254	61,520
Inphi Corp. (a)(d)	93,085	2,228,455
Integrated Device Technology, Inc. (a)	550,979	13,033,408
Integrated Silicon Solution, Inc.	114,150	2,342,358
Intermolecular, Inc. (a)	45,789	86,083
Intersil Corp. Class A	480,538	6,487,263
Intest Corp. (a)	34,005	157,783
IXYS Corp.	98,319	1,198,509
Kopin Corp. (a)(d)	205,895	716,515
Kulicke & Soffa Industries, Inc. (a)	284,893	3,777,681
Lattice Semiconductor Corp. (a)	448,984	2,810,640
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	72,884	2,781,253
Marvell Technology Group Ltd.	1,577,973	22,075,842
Mattson Technology, Inc. (a)	274,608	1,070,971
Maxim Integrated Products, Inc.	1,053,674	36,952,347
MaxLinear, Inc. Class A (a)	196,260	1,966,525
Micrel, Inc.	167,598	2,332,964
Microsemi Corp. (a)(d)	355,464	12,935,335
MKS Instruments, Inc.	201,231	7,588,421
Monolithic Power Systems, Inc.	134,384	7,337,366
MoSys, Inc. (a)(d)	165,767	368,003
Nanometrics, Inc. (a)(d)	87,305	1,356,720
NeoPhotonics Corp. (a)	69,250	574,775
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVE Corp.	19,506	$ 1,401,116
Omnivision Technologies, Inc. (a)	216,008	5,823,576
ON Semiconductor Corp. (a)	1,634,646	21,675,406
PDF Solutions, Inc. (a)	101,711	1,620,256
Pericom Semiconductor Corp.	74,596	976,462
Photronics, Inc. (a)	255,315	2,576,128
Pixelworks, Inc. (a)(d)	90,594	451,158
PMC-Sierra, Inc. (a)	775,831	7,044,545
Power Integrations, Inc.	114,891	5,831,867
Qorvo, Inc. (a)	556,092	45,682,958
QuickLogic Corp. (a)(d)	211,902	322,091
Rambus, Inc. (a)(d)	440,865	6,740,826
Rubicon Technology, Inc. (a)(d)	86,191	231,854
Rudolph Technologies, Inc. (a)(d)	116,508	1,484,312
Semtech Corp. (a)	247,821	5,293,457
Sigma Designs, Inc. (a)(d)	128,207	1,098,734
Silicon Laboratories, Inc. (a)(d)	144,892	8,032,812
STR Holdings, Inc. (a)(d)	39,469	43,811
SunEdison Semiconductor Ltd. (d)	90,547	2,189,426
SunEdison, Inc. (a)(d)	942,062	28,233,598
SunPower Corp. (a)(d)	189,488	5,758,540
Synaptics, Inc. (a)(d)	136,609	13,611,721
Teradyne, Inc.	825,553	17,460,446
Tessera Technologies, Inc.	175,955	6,783,065
Ultra Clean Holdings, Inc. (a)	117,268	758,724
Ultratech, Inc. (a)(d)	102,668	2,047,200
Veeco Instruments, Inc. (a)(d)	150,845	4,567,587
Xcerra Corp. (a)	206,830	1,596,728
		465,880,793
Software - 4.5%
A10 Networks, Inc. (a)(d)	59,618	360,689
ACI Worldwide, Inc. (a)(d)	437,093	10,407,184
Activision Blizzard, Inc.	1,853,927	46,830,196
Advent Software, Inc.	167,422	7,326,387
American Software, Inc. Class A	75,568	664,243
ANSYS, Inc. (a)	336,121	29,914,769
Aspen Technology, Inc. (a)(d)	330,141	14,130,035
Asure Software, Inc. (a)	1,517	9,223
Aware, Inc.	24,496	103,863
Barracuda Networks, Inc. (a)(d)	40,157	1,579,776
Blackbaud, Inc.	172,609	8,847,937
Bottomline Technologies, Inc. (a)(d)	140,432	3,697,575
BroadSoft, Inc. (a)	107,327	3,918,509
BSQUARE Corp. (a)	35,898	247,337
Cadence Design Systems, Inc. (a)(d)	1,081,198	21,396,908
Callidus Software, Inc. (a)	214,124	3,066,256
CDK Global, Inc.	600,109	31,979,809
CommVault Systems, Inc. (a)	154,631	6,870,255
Comverse, Inc. (a)	80,352	1,934,073
Cover-All Technologies, Inc. (a)	2,815	2,956
Covisint Corp. (a)(d)	156,273	420,374

	Shares	Value
Cyan, Inc. (a)	72,546	$ 383,768
Datawatch Corp. (a)(d)	28,143	198,971
Digimarc Corp. (d)	32,290	997,438
Digital Turbine, Inc. (a)(d)	110,759	462,973
Document Security Systems, Inc. (a)(d)	81,780	22,898
Ebix, Inc. (d)	116,379	4,143,092
Ellie Mae, Inc. (a)	101,268	6,402,163
EnerNOC, Inc. (a)(d)	96,330	926,695
Envivio, Inc. (a)(d)	47,792	81,724
EPIQ Systems, Inc.	121,163	2,031,904
ePlus, Inc. (a)	21,833	1,695,332
Evolving Systems, Inc.	27,515	244,608
FactSet Research Systems, Inc.	143,372	23,680,753
Fair Isaac Corp.	116,297	10,201,573
FalconStor Software, Inc. (a)	102,011	146,896
Finjan Holdings, Inc. (a)	4,952	6,289
FireEye, Inc. (a)(d)	115,367	5,372,641
Fortinet, Inc. (a)	527,870	21,146,472
Gigamon, Inc. (a)	83,216	2,559,724
Globalscape, Inc.	29,423	93,006
Glu Mobile, Inc. (a)(d)	392,982	2,546,523
GSE Systems, Inc. (a)	33,148	54,694
Guidance Software, Inc. (a)(d)	71,315	486,368
Guidewire Software, Inc. (a)(d)	263,538	12,768,416
HubSpot, Inc.	36,305	1,844,294
Imperva, Inc. (a)	93,233	5,669,499
Infoblox, Inc. (a)	189,105	4,914,839
Informatica Corp. (a)	406,423	19,670,873
Interactive Intelligence Group, Inc. (a)(d)	65,293	2,822,616
Jive Software, Inc. (a)	147,880	832,564
Liquid Holdings Group, Inc. (a)	243,316	49,880
Majesco Entertainment Co. (a)	24,161	33,584
Manhattan Associates, Inc. (a)	278,013	15,249,013
Mentor Graphics Corp.	364,998	9,530,098
MicroStrategy, Inc. Class A (a)	33,267	5,854,327
Mitek Systems, Inc. (a)(d)	93,592	308,854
MobileIron, Inc. (d)	35,991	216,666
Model N, Inc. (a)	67,893	784,843
Monotype Imaging Holdings, Inc. (d)	147,733	3,832,194
NetScout Systems, Inc. (a)(d)	139,766	5,601,821
NetSol Technologies, Inc. (a)	37,185	198,196
NetSuite, Inc. (a)(d)	132,223	12,352,273
Nuance Communications, Inc. (a)	960,468	16,203,095
NXT-ID, Inc. (a)(d)	21,173	57,908
Parametric Technology Corp. (a)	428,839	17,698,186
Park City Group, Inc. (a)(d)	42,072	485,090
Paycom Software, Inc. (a)	91,450	3,178,802
Pegasystems, Inc.	134,394	2,937,853
Progress Software Corp. (a)	194,976	5,133,718
Proofpoint, Inc. (a)(d)	129,368	7,649,530
PROS Holdings, Inc. (a)(d)	93,435	1,798,624
QAD, Inc.:
Class A	27,311	652,733
Class B	24,367	509,027
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Qlik Technologies, Inc. (a)	333,897	$ 12,077,054
Qualys, Inc. (a)(d)	75,480	3,073,546
Rally Software Development Corp. (a)(d)	61,527	1,194,854
RealPage, Inc. (a)(d)	203,637	3,718,412
Rosetta Stone, Inc. (a)	57,425	437,579
Rovi Corp. (a)(d)	338,708	5,676,746
SeaChange International, Inc. (a)(d)	126,310	853,856
ServiceNow, Inc. (a)(d)	494,755	37,903,181
Silver Spring Networks, Inc. (a)(d)	116,769	1,596,232
Smith Micro Software, Inc. (a)(d)	132,928	150,209
SolarWinds, Inc. (a)	249,075	11,818,609
Solera Holdings, Inc.	257,322	12,693,694
Sonic Foundry, Inc. (a)	2,194	14,985
Splunk, Inc. (a)	453,817	30,687,106
SS&C Technologies Holdings, Inc.	253,844	14,959,027
Synchronoss Technologies, Inc. (a)(d)	134,196	5,909,992
Synopsys, Inc. (a)	574,230	28,648,335
Tableau Software, Inc. (a)(d)	148,399	16,800,251
Take-Two Interactive Software, Inc. (a)(d)	312,471	8,552,331
Tangoe, Inc. (a)(d)	143,689	1,826,287
TeleCommunication Systems, Inc. Class A (a)	140,898	450,874
TeleNav, Inc. (a)(d)	106,870	965,036
The Rubicon Project, Inc. (a)	76,203	1,314,502
TiVo, Inc. (a)	405,366	4,268,504
Tubemogul, Inc. (a)(d)	24,294	411,297
Tyler Technologies, Inc. (a)(d)	126,306	15,343,653
Ultimate Software Group, Inc. (a)(d)	112,204	18,153,485
Upland Software, Inc.	10,114	77,069
Varonis Systems, Inc. (a)(d)	17,994	363,119
Vasco Data Security International, Inc. (a)(d)	107,243	2,856,954
Verint Systems, Inc. (a)	229,454	14,838,790
VirnetX Holding Corp. (a)(d)	160,384	771,447
VMware, Inc. Class A (a)(d)	322,178	28,132,583
Voltari Corp. (a)(d)	19,368	127,054
Vringo, Inc. (a)(d)	250,377	147,322
Wave Systems Corp. Class A (a)(d)	184,623	121,851
Workday, Inc. Class A (a)(d)	354,300	27,961,356
Workiva, Inc. (d)	31,533	417,182
Yodlee, inc.	25,540	366,244
Zendesk, Inc. (d)	192,254	4,427,610
Zix Corp. (a)(d)	180,557	828,757
Zynga, Inc. (a)(d)	2,442,646	7,205,806
		764,577,056
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(d)	391,528	8,562,717
Avid Technology, Inc. (a)	147,384	2,624,909
Concurrent Computer Corp.	30,661	189,178
Cray, Inc. (a)(d)	151,642	4,637,212
Crossroads Systems, Inc. (a)(d)	24,612	53,162

	Shares	Value
Dataram Corp. (a)	3,942	$ 8,121
Diebold, Inc.	250,493	8,561,851
Dot Hill Systems Corp. (a)	226,613	1,595,356
Electronics for Imaging, Inc. (a)(d)	178,434	7,713,702
Hutchinson Technology, Inc. (a)(d)	106,906	223,434
Imation Corp. (a)	104,323	483,015
Immersion Corp. (a)	100,218	1,211,636
Intevac, Inc. (a)(d)	82,658	449,660
Lexmark International, Inc. Class A	226,139	10,397,871
NCR Corp. (a)	639,781	19,225,419
Nimble Storage, Inc. (a)(d)	96,515	2,497,808
QLogic Corp. (a)	321,460	4,989,059
Quantum Corp. (a)(d)	964,773	1,968,137
Qumu Corp. (a)	32,359	244,310
Silicon Graphics International Corp. (a)(d)	125,239	804,034
Super Micro Computer, Inc. (a)(d)	132,262	4,425,487
Transact Technologies, Inc.	28,331	184,435
U.S.A. Technologies, Inc. (a)(d)	123,963	404,119
Violin Memory, Inc. (a)(d)	283,676	950,315
Xplore Technologies Corp. (a)	14,878	92,839
		82,497,786
TOTAL INFORMATION TECHNOLOGY		2,807,469,011
MATERIALS - 4.9%
Chemicals - 2.4%
A. Schulman, Inc. (d)	107,253	4,587,211
Albemarle Corp. U.S.	419,284	25,219,933
American Vanguard Corp. (d)	100,323	1,382,451
Ashland, Inc.	235,174	29,961,168
Axalta Coating Systems	335,311	11,484,402
Axiall Corp.	262,013	9,880,510
Balchem Corp.	115,772	6,536,487
BioAmber, Inc. (a)(d)	57,670	504,613
Cabot Corp.	243,454	10,096,037
Calgon Carbon Corp.	200,521	4,162,816
Celanese Corp. Class A	572,693	39,429,913
Chase Corp.	21,716	884,493
Chemtura Corp. (a)(d)	290,210	8,056,230
Codexis, Inc. (a)	91,779	379,965
Core Molding Technologies, Inc. (a)	30,292	787,895
Cytec Industries, Inc.	266,255	16,105,765
Ferro Corp. (a)	325,575	4,938,973
Flotek Industries, Inc. (a)(d)	185,194	2,127,879
FutureFuel Corp.	81,617	979,404
H.B. Fuller Co.	195,758	8,243,369
Hawkins, Inc.	37,806	1,540,973
Huntsman Corp.	756,272	16,970,744
Innophos Holdings, Inc.	81,329	4,238,054
Innospec, Inc.	95,744	4,105,503
Intrepid Potash, Inc. (a)(d)	215,299	2,501,774
KMG Chemicals, Inc.	26,207	778,610
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Koppers Holdings, Inc.	76,295	$ 1,969,937
Kraton Performance Polymers, Inc. (a)	119,735	2,843,706
Kronos Worldwide, Inc.	80,119	977,452
LSB Industries, Inc. (a)(d)	72,807	3,096,482
Marrone Bio Innovations, Inc. (a)(d)	53,732	112,837
Metabolix, Inc. (a)(d)	20,616	90,298
Minerals Technologies, Inc.	129,953	8,747,136
NewMarket Corp.	39,560	18,213,820
Northern Technologies International Corp. (a)	2,051	34,867
Olin Corp. (d)	288,906	8,447,611
OM Group, Inc. (d)	118,087	3,134,029
OMNOVA Solutions, Inc. (a)	168,422	1,264,849
Platform Specialty Products Corp. (a)	451,943	11,827,348
PolyOne Corp.	335,600	13,051,484
Quaker Chemical Corp. (d)	49,586	4,233,653
Rayonier Advanced Materials, Inc.	157,487	2,596,961
Rentech, Inc. (a)(d)	810,143	955,969
RPM International, Inc.	497,721	24,900,982
Senomyx, Inc. (a)(d)	155,631	882,428
Sensient Technologies Corp.	178,805	12,105,099
Stepan Co.	71,974	3,703,782
The Scotts Miracle-Gro Co. Class A	165,679	10,149,496
TOR Minerals International, Inc. (a)	3,831	24,557
Trecora Resources (a)	73,101	1,004,408
Tredegar Corp.	97,247	1,930,353
Trinseo SA (d)	38,976	1,138,489
Tronox Ltd. Class A (d)	227,195	3,830,508
Valhi, Inc. (d)	64,947	415,011
Valspar Corp.	276,420	23,070,013
W.R. Grace & Co. (a)	273,819	26,815,095
Westlake Chemical Corp.	154,339	10,882,443
Zep, Inc.	83,597	1,668,596
		420,004,871
Construction Materials - 0.1%
Eagle Materials, Inc.	187,347	15,639,728
Headwaters, Inc. (a)	271,728	5,157,397
Tecnoglass, Inc. (a)(d)	9,010	106,769
U.S. Concrete, Inc. (a)(d)	46,070	1,740,985
United States Lime & Minerals, Inc.	7,538	447,682
		23,092,561
Containers & Packaging - 1.1%
AEP Industries, Inc. (a)	14,481	724,484
Aptargroup, Inc.	229,798	14,654,218
Bemis Co., Inc.	362,228	16,640,754
Berry Plastics Group, Inc. (a)	441,306	14,770,512
Crown Holdings, Inc. (a)	515,863	28,522,065
Graphic Packaging Holding Co.	1,214,672	17,296,929
Greif, Inc. Class A (d)	126,871	4,845,203
Myers Industries, Inc.	100,702	1,741,138

	Shares	Value
Packaging Corp. of America	367,742	$ 25,440,392
Rock-Tenn Co. Class A	519,440	33,836,322
Silgan Holdings, Inc.	156,130	8,484,104
Sonoco Products Co.	378,483	17,039,305
UFP Technologies, Inc. (a)	18,680	370,424
		184,365,850
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	69,394	416,364
AK Steel Holding Corp. (a)(d)	651,322	3,425,954
Ampco-Pittsburgh Corp.	25,813	425,915
Carpenter Technology Corp. (d)	199,746	8,157,627
Century Aluminum Co. (a)(d)	187,317	2,094,204
Cliffs Natural Resources, Inc. (d)	571,822	3,036,375
Coeur d'Alene Mines Corp. (a)(d)	498,582	2,717,272
Commercial Metals Co.	437,654	7,033,100
Compass Minerals International, Inc.	126,504	10,899,585
Comstock Mining, Inc. (a)	223,980	161,266
Friedman Industries	19,700	131,990
General Moly, Inc. (a)(d)	202,841	151,928
Globe Specialty Metals, Inc.	235,437	4,550,997
Gold Resource Corp. (d)	165,826	485,870
Golden Minerals Co. (a)(d)	115,781	53,259
Handy & Harman Ltd. (a)(d)	25,445	806,098
Haynes International, Inc.	48,096	2,267,726
Hecla Mining Co. (d)	1,364,417	4,243,337
Horsehead Holding Corp. (a)(d)	205,370	2,550,695
Kaiser Aluminum Corp. (d)	63,785	5,174,877
Materion Corp.	74,115	2,756,337
McEwen Mining, Inc. (a)(d)	850,583	850,583
Mines Management, Inc. (a)(d)	69,165	42,882
Molycorp, Inc. (a)(d)	812,211	430,553
Noranda Aluminium Holding Corp.	229,718	404,304
Olympic Steel, Inc.	34,711	608,831
Paramount Gold Nevada Corp. (a)(d)	22,744	35,731
Reliance Steel & Aluminum Co.	288,981	18,436,988
Royal Gold, Inc.	244,665	15,846,952
RTI International Metals, Inc. (a)(d)	115,259	4,065,185
Ryerson Holding Corp. (d)	44,874	372,454
Schnitzer Steel Industries, Inc. Class A	99,942	1,789,961
Silver Bull Resources, Inc. (a)	148,902	16,379
Solitario Exploration & Royalty Corp. (a)(d)	57,827	40,479
Steel Dynamics, Inc.	951,209	20,745,868
Stillwater Mining Co. (a)(d)	477,825	6,923,684
SunCoke Energy, Inc.	244,877	3,981,700
Synalloy Corp.	24,589	356,049
Timberline Resources Corp. (a)(d)	17,764	11,014
TimkenSteel Corp.	139,110	4,138,523
U.S. Antimony Corp. (a)	114,807	91,846
United States Steel Corp. (d)	542,392	13,234,365
Universal Stainless & Alloy Products, Inc. (a)	23,505	424,265
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Walter Energy, Inc. (d)	224,836	$ 106,370
Worthington Industries, Inc.	188,182	5,120,432
		159,616,174
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	147,876	5,240,725
Clearwater Paper Corp. (a)	73,754	4,425,978
Deltic Timber Corp.	42,921	2,770,121
Domtar Corp.	236,739	10,231,860
Kapstone Paper & Packaging Corp. (d)	321,817	8,672,968
Louisiana-Pacific Corp. (a)(d)	529,073	9,570,931
Mercer International, Inc. (SBI) (a)	164,887	2,338,098
Neenah Paper, Inc.	64,648	3,897,628
P.H. Glatfelter Co.	165,708	3,892,481
Resolute Forest Products (a)(d)	349,512	4,176,668
Schweitzer-Mauduit International, Inc.	115,651	4,667,674
Verso Corp. (a)	62,871	50,926
Wausau-Mosinee Paper Corp.	193,176	1,889,261
		61,825,319
TOTAL MATERIALS		848,904,775
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)(d)	331,549	2,765,119
Alaska Communication Systems Group, Inc. (a)	196,814	476,290
Alteva	16,362	128,442
Atlantic Tele-Network, Inc.	43,046	2,886,234
Cincinnati Bell, Inc. (a)	778,913	2,850,822
Cogent Communications Group, Inc.	160,706	5,049,383
Consolidated Communications Holdings, Inc. (d)	172,995	3,584,456
Elephant Talk Communication, Inc. (a)(d)	391,663	148,832
FairPoint Communications, Inc. (a)(d)	75,119	1,515,901
General Communications, Inc. Class A (a)	117,122	1,882,151
Globalstar, Inc. (a)(d)	922,826	2,445,489
Hawaiian Telcom Holdco, Inc. (a)(d)	41,165	1,041,886
IDT Corp. Class B	65,993	1,187,214
inContact, Inc. (a)(d)	222,640	2,164,061
Inteliquent, Inc.	120,977	2,132,825
Intelsat SA (a)(d)	77,430	827,727
Iridium Communications, Inc. (a)(d)	298,509	3,089,568
Lumos Networks Corp.	73,990	1,055,837
ORBCOMM, Inc. (a)(d)	220,317	1,506,968
pdvWireless (d)	51,451	2,435,690
Premiere Global Services, Inc. (a)	161,424	1,630,382
Straight Path Communications, Inc. Class B (a)(d)	32,500	935,025
Towerstream Corp. (a)(d)	213,735	450,981

	Shares	Value
Vonage Holdings Corp. (a)	681,065	$ 3,173,763
Windstream Holdings, Inc. (d)	366,666	2,982,828
Zayo Group Holdings, Inc.	155,826	4,096,666
		52,444,540
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)(d)	81,769	735,103
Leap Wireless International, Inc. rights (a)	194,908	491,168
NTELOS Holdings Corp. (d)	59,389	513,715
RingCentral, Inc. (a)	100,452	1,716,725
SBA Communications Corp. Class A (a)	481,237	53,807,109
Shenandoah Telecommunications Co. (d)	86,733	2,726,018
Spok Holdings, Inc.	78,100	1,355,035
Sprint Corp. (a)(d)	2,938,779	13,665,322
T-Mobile U.S., Inc. (a)	993,299	38,619,465
Telephone & Data Systems, Inc.	366,226	10,873,250
U.S. Cellular Corp. (a)(d)	57,098	2,232,532
		126,735,442
TOTAL TELECOMMUNICATION SERVICES		179,179,982
UTILITIES - 3.1%
Electric Utilities - 1.0%
Allete, Inc.	168,054	8,461,519
Cleco Corp.	226,008	12,260,934
El Paso Electric Co.	152,595	5,549,880
Empire District Electric Co.	175,327	4,092,132
Genie Energy Ltd. Class B	62,643	785,543
Great Plains Energy, Inc.	616,257	16,065,820
Hawaiian Electric Industries, Inc.	384,464	11,741,531
IDACORP, Inc.	192,049	11,421,154
ITC Holdings Corp.	578,019	20,398,291
MGE Energy, Inc.	139,324	5,396,019
OGE Energy Corp.	743,758	23,428,377
Otter Tail Corp.	144,794	3,912,334
PNM Resources, Inc. (d)	293,112	7,793,848
Portland General Electric Co. (d)	282,425	9,873,578
Spark Energy, Inc. Class A, (d)	3,913	54,156
UIL Holdings Corp.	212,457	10,769,445
Unitil Corp.	56,146	1,899,981
Westar Energy, Inc.	493,342	18,090,851
		171,995,393
Gas Utilities - 0.9%
Atmos Energy Corp.	375,884	20,305,254
Chesapeake Utilities Corp.	56,052	2,950,017
Delta Natural Gas Co., Inc.	17,983	370,809
Gas Natural, Inc.	40,523	405,230
Laclede Group, Inc.	171,799	9,192,964
National Fuel Gas Co. (d)	313,329	20,131,388
New Jersey Resources Corp.	321,701	9,673,549
Northwest Natural Gas Co.	107,385	4,800,110
ONE Gas, Inc.	200,134	8,871,940
Piedmont Natural Gas Co., Inc. (d)	305,596	11,395,675
Questar Corp.	646,196	14,668,649
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
RGC Resources, Inc.	3,341	$ 69,092
South Jersey Industries, Inc.	256,814	6,777,321
Southwest Gas Corp.	174,934	9,526,906
UGI Corp.	643,971	24,084,515
WGL Holdings, Inc.	186,386	10,724,650
		153,948,069
Independent Power and Renewable Electricity Producers - 0.4%
American DG Energy, Inc. (a)	66,943	47,530
Black Hills Corp.	168,574	8,054,466
Calpine Corp. (a)	1,282,075	25,769,708
Dynegy, Inc. (a)	384,038	12,419,789
NRG Yield, Inc.:
Class A (d)	127,027	3,366,216
Class C (d)	125,470	3,396,473
Ormat Technologies, Inc. (d)	140,989	5,230,692
Pattern Energy Group, Inc. (d)	166,450	4,733,838
Terraform Power, Inc.	123,389	4,951,601
U.S. Geothermal, Inc. (a)(d)	370,926	191,026
Vivint Solar, Inc. (d)	78,625	1,132,200
		69,293,539
Multi-Utilities - 0.4%
Alliant Energy Corp.	395,340	24,234,342
Avista Corp. (d)	221,281	7,080,992
MDU Resources Group, Inc.	733,381	15,356,998
NorthWestern Energy Corp.	178,960	9,309,499
Vectren Corp.	307,340	13,083,464
		69,065,295
Water Utilities - 0.4%
American States Water Co.	141,671	5,444,417
American Water Works Co., Inc.	662,928	35,049,003
Aqua America, Inc.	671,108	17,663,563
Artesian Resources Corp. Class A	25,770	549,416
Cadiz, Inc. (a)(d)	56,904	489,943
California Water Service Group	186,749	4,461,434
Connecticut Water Service, Inc.	42,901	1,512,260
Middlesex Water Co.	64,100	1,399,303
Pure Cycle Corp. (a)(d)	69,664	365,039
SJW Corp.	61,505	1,852,531
York Water Co.	43,896	981,515
		69,768,424
TOTAL UTILITIES		534,070,720
TOTAL COMMON STOCKS (Cost $12,559,935,543)		17,080,774,708
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.2% 6/25/15 to 2/4/16 (e) (Cost $9,992,756)	$ 10,000,000	$ 9,995,660
Money Market Funds - 21.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	63,514,772	63,514,772
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	3,586,168,158	3,586,168,158
TOTAL MONEY MARKET FUNDS (Cost $3,649,682,930)		3,649,682,930
TOTAL INVESTMENT PORTFOLIO - 120.9% (Cost $16,219,611,229)		20,740,453,298
NET OTHER ASSETS (LIABILITIES) - (20.9)%		(3,582,025,571)
NET ASSETS - 100%		$ 17,158,427,727
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
205 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 31,225,600	$ 607,769
377 ICE Russell 2000 Index Contracts (United States)	June 2015	46,910,110	978,154
TOTAL EQUITY INDEX CONTRACTS		$ 78,135,710	$ 1,585,923

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,142,430.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,669
Fidelity Securities Lending Cash Central Fund	8,451,144
Total	$ 8,494,813
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,784,994,351	$ 2,784,994,351	$ -	$ -
Consumer Staples	557,570,532	557,570,532	-	-
Energy	804,954,074	804,954,063	-	11
Financials	3,938,148,098	3,938,142,737	5,360	1
Health Care	2,262,715,373	2,262,711,720	3,652	1
Industrials	2,362,767,792	2,362,767,792	-	-
Information Technology	2,807,469,011	2,807,469,011	-	-
Materials	848,904,775	848,904,775	-	-
Telecommunication Services	179,179,982	178,688,814	-	491,168
Utilities	534,070,720	534,070,720	-	-
U.S. Government and Government Agency Obligations	9,995,660	-	9,995,660	-
Money Market Funds	3,649,682,930	3,649,682,930	-	-
Total Investments in Securities:	$ 20,740,453,298	$ 20,729,957,445	$ 10,004,672	$ 491,181
Derivative Instruments:
Assets
Futures Contracts	$ 1,585,923	$ 1,585,923	$ -	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $16,238,804,848. Net unrealized appreciation aggregated $4,501,648,450, of which $5,759,396,291 related to appreciated investment securities and $1,257,747,841 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Spartan ® International Index Fund

May 31, 2015

1.816029.110

SPI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 6.8%
AGL Energy Ltd.	790,153	$ 9,804,729
Alumina Ltd.	2,988,887	4,044,722
Amcor Ltd.	1,414,828	15,684,748
AMP Ltd.	3,471,407	17,676,068
APA Group unit	1,303,315	9,286,909
Aristocrat Leisure Ltd.	573,080	3,417,557
Asciano Ltd.	1,136,993	5,876,387
ASX Ltd.	228,119	7,260,621
Aurizon Holdings Ltd.	2,510,604	10,250,035
Australia & New Zealand Banking Group Ltd.	3,232,958	82,037,649
Bank of Queensland Ltd.	433,764	4,394,154
Bendigo & Adelaide Bank Ltd.	519,371	4,880,176
BHP Billiton Ltd.	3,772,110	84,118,233
Boral Ltd.	910,024	4,355,450
Brambles Ltd.	1,836,875	16,066,139
Caltex Australia Ltd.	320,100	8,247,484
Cimic Group Ltd.	118,925	2,204,000
Coca-Cola Amatil Ltd.	671,697	5,181,679
Cochlear Ltd.	66,902	4,529,326
Commonwealth Bank of Australia	1,902,603	123,774,903
Computershare Ltd.	554,524	5,460,622
Crown Ltd.	431,871	4,322,147
CSL Ltd.	556,322	39,768,915
DEXUS Property Group unit	1,127,409	6,904,304
Federation Centres unit	1,683,983	3,913,967
Flight Centre Travel Group Ltd. (d)	64,523	2,296,361
Fortescue Metals Group Ltd. (d)	1,812,314	3,353,163
Goodman Group unit	2,052,725	10,279,641
Harvey Norman Holdings Ltd.	659,178	2,368,680
Healthscope Ltd.	1,312,066	2,798,761
Iluka Resources Ltd.	491,294	3,380,569
Incitec Pivot Ltd.	1,928,746	5,883,745
Insurance Australia Group Ltd.	2,741,902	11,865,178
Lend Lease Group unit	645,345	8,220,019
Macquarie Group Ltd.	339,066	21,192,290
Medibank Private Ltd. (a)	3,216,203	5,262,149
Mirvac Group unit	4,301,593	6,610,454
National Australia Bank Ltd.	3,026,702	79,418,711
Newcrest Mining Ltd. (a)	901,262	9,763,587
Novion Property Group unit	2,479,327	4,625,189
Orica Ltd.	435,689	7,291,691
Origin Energy Ltd.	1,302,314	13,252,556
Platinum Asset Management Ltd.	268,539	1,613,748
Qantas Airways Ltd. (a)	1,150,405	3,095,988
QBE Insurance Group Ltd.	1,602,271	17,946,489
Ramsay Health Care Ltd.	153,984	7,478,112
realestate.com.au Ltd.	60,738	1,814,303
Rio Tinto Ltd.	512,158	22,789,397
Santos Ltd.	1,155,106	7,285,874
Scentre Group unit	6,250,982	18,877,794
SEEK Ltd.	384,192	4,969,979

	Shares	Value
Sonic Healthcare Ltd.	446,608	$ 6,856,399
South32 Ltd. (a)	6,223,060	10,419,671
SP AusNet unit	2,047,016	2,386,695
Stockland Corp. Ltd. unit	2,765,611	9,176,704
Suncorp Group Ltd.	1,513,132	15,652,384
Sydney Airport unit	1,274,642	5,545,062
Tabcorp Holdings Ltd.	960,416	3,693,459
Tatts Group Ltd.	1,678,119	5,337,304
Telstra Corp. Ltd.	5,026,220	23,902,194
The GPT Group unit	1,981,316	6,998,446
TPG Telecom Ltd. (d)	332,585	2,298,672
Transurban Group unit	2,192,611	17,048,589
Treasury Wine Estates Ltd.	762,027	3,134,430
Wesfarmers Ltd.	1,316,956	43,960,324
Westfield Corp. unit	2,316,449	17,143,678
Westpac Banking Corp.	3,648,469	93,473,759
Woodside Petroleum Ltd.	872,249	24,427,740
Woolworths Ltd.	1,482,204	31,730,134
WorleyParsons Ltd.	250,761	2,087,823
TOTAL AUSTRALIA		1,092,468,819
Austria - 0.2%
Andritz AG	85,558	5,289,479
Erste Group Bank AG	326,993	9,486,588
IMMOEAST AG (a)(d)	321,410	4
OMV AG	175,118	4,971,785
Raiffeisen International Bank-Holding AG (d)	137,313	2,111,352
Voestalpine AG	132,442	5,508,610
TOTAL AUSTRIA		27,367,818
Bailiwick of Jersey - 1.3%
Experian PLC	1,158,919	22,070,296
Glencore Xstrata PLC	13,058,984	57,472,952
Petrofac Ltd.	301,399	4,168,957
Randgold Resources Ltd.	104,546	7,570,546
Shire PLC	692,129	59,862,800
Wolseley PLC	303,961	18,773,435
WPP PLC	1,537,499	36,325,258
TOTAL BAILIWICK OF JERSEY		206,244,244
Belgium - 1.2%
Ageas	256,372	9,601,652
Anheuser-Busch InBev SA NV	944,659	113,982,346
Belgacom SA	177,920	6,179,827
Colruyt NV	80,729	3,631,261
Delhaize Group SA	120,364	10,743,949
Groupe Bruxelles Lambert SA	95,238	7,921,350
KBC Groep NV	292,711	19,626,628
Solvay SA Class A	69,301	9,590,274
Telenet Group Holding NV (a)	60,972	3,313,455
Common Stocks - continued
	Shares	Value
Belgium - continued
UCB SA	149,224	$ 10,669,416
Umicore SA	121,570	5,971,697
TOTAL BELGIUM		201,231,855
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	722,450	5,963,230
First Pacific Co. Ltd.	2,724,665	2,579,307
Kerry Properties Ltd.	764,681	3,190,424
Li & Fung Ltd.	6,855,246	5,941,364
Noble Group Ltd.	5,104,735	3,010,359
NWS Holdings Ltd.	1,758,209	2,839,021
Seadrill Ltd. (d)	459,482	5,540,095
Shangri-La Asia Ltd.	1,565,380	2,394,409
Yue Yuen Industrial (Holdings) Ltd.	883,000	3,034,951
TOTAL BERMUDA		34,493,160
Cayman Islands - 0.4%
ASM Pacific Technology Ltd.	281,829	2,927,824
Cheung Kong Property Holdings Ltd. (a)	1,631,949	15,596,193
CK Hutchison Holdings Ltd.	1,571,949	24,531,134
MGM China Holdings Ltd.	1,088,400	1,979,254
Sands China Ltd.	2,850,400	11,010,231
WH Group Ltd. (a)	6,141,500	4,704,947
Wynn Macau Ltd. (d)	1,826,000	3,443,039
TOTAL CAYMAN ISLANDS		64,192,622
Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	4,555	8,569,858
Series B	8,344	16,091,627
Carlsberg A/S Series B	126,450	11,625,340
Coloplast A/S Series B	130,134	9,827,940
Danske Bank A/S	806,659	23,667,460
DSV de Sammensluttede Vognmaend A/S	207,932	7,230,288
ISS Holdings A/S	163,705	5,622,521
Novo Nordisk A/S Series B	2,254,868	127,919,458
Novozymes A/S Series B	281,765	13,551,599
Pandora A/S	135,111	13,585,192
TDC A/S	949,405	7,100,184
Tryg A/S	123,710	2,471,377
Vestas Wind Systems A/S	262,757	13,414,910
William Demant Holding A/S (a)	26,604	2,191,298
TOTAL DENMARK		262,869,052
Finland - 0.8%
Elisa Corp. (A Shares)	168,164	5,162,212
Fortum Corp.	522,831	9,945,582
Kone Oyj (B Shares) (d)	366,340	15,357,746
Metso Corp.	130,919	3,770,130
Neste Oil Oyj	149,403	3,783,900
Nokia Corp.	4,373,087	31,996,582

	Shares	Value
Nokian Tyres PLC	132,265	$ 4,267,934
Orion Oyj (B Shares)	119,103	3,976,649
Sampo Oyj (A Shares)	526,373	24,789,591
Stora Enso Oyj (R Shares)	636,585	6,659,511
UPM-Kymmene Corp.	621,700	11,150,338
Wartsila Corp.	177,979	7,951,896
TOTAL FINLAND		128,812,071
France - 8.8%
Accor SA	245,521	13,454,472
Aeroports de Paris	34,612	4,282,318
Air Liquide SA	115,176	14,838,192
Air Liquide SA (a)	11,330	1,459,651
Alcatel-Lucent SA (a)	3,295,329	13,208,136
Alstom SA (a)	254,229	7,959,158
Arkema SA	76,780	5,703,067
Atos Origin SA	95,149	7,318,285
AXA SA	2,272,658	57,197,222
BIC SA	33,269	5,482,728
BNP Paribas SA	1,242,743	74,974,212
Bollore Group	1,005,877	5,740,305
Bollore Group (a)	2,700	15,064
Bouygues SA	231,839	9,128,442
Bureau Veritas SA	310,663	7,119,163
Cap Gemini SA	178,549	15,495,851
Carrefour SA	718,112	24,374,848
Casino Guichard Perrachon SA	65,242	5,121,920
Christian Dior SA	63,904	12,829,958
CNP Assurances	201,034	3,324,078
Compagnie de St. Gobain	554,505	25,840,415
Credit Agricole SA	1,205,476	17,999,431
Danone SA	680,330	46,736,658
Dassault Systemes SA	150,242	11,743,818
Edenred SA	240,759	6,081,789
EDF SA	81,353	1,999,653
EDF SA (a)	14,600	358,867
EDF SA (a)	186,140	4,575,313
Essilor International SA	239,460	29,232,330
Eurazeo SA	46,769	3,133,350
Eutelsat Communications	188,111	6,406,738
Fonciere des Regions	34,751	3,060,995
GDF Suez	1,700,092	34,310,003
Gecina SA	36,890	4,847,774
Groupe Eurotunnel SA	550,736	8,295,838
Hermes International SCA	30,887	12,064,783
ICADE	42,579	3,319,813
Iliad SA	30,592	6,933,194
Imerys SA	39,794	2,978,547
JCDecaux SA	86,011	3,509,408
Kering SA	88,689	15,580,270
Klepierre SA	200,731	8,917,723
L'Oreal SA	196,844	37,174,518
L'Oreal SA (a)	5,100	963,149
L'Oreal SA	93,073	17,577,086
Common Stocks - continued
	Shares	Value
France - continued
Lafarge SA (a)	159,515	$ 11,261,555
Lafarge SA (Bearer)	59,415	4,194,623
Lagardere S.C.A. (Reg.)	139,548	4,228,597
Legrand SA	311,095	17,507,460
LVMH Moet Hennessy - Louis Vuitton SA	327,825	58,382,140
Michelin CGDE Series B	217,754	23,334,765
Natixis SA	1,079,665	8,094,244
Numericable Group SA (a)	113,788	6,564,851
Orange SA	2,176,589	34,311,671
Pernod Ricard SA	249,460	30,836,665
Peugeot Citroen SA (a)	502,319	10,482,242
Publicis Groupe SA	220,327	17,618,938
Remy Cointreau SA	28,163	2,030,957
Renault SA	225,621	23,424,491
Rexel SA	324,627	5,954,182
Safran SA	342,462	24,226,277
Sanofi SA	1,401,468	138,017,202
Schneider Electric SA	644,921	48,718,025
SCOR SE	179,083	6,136,630
Societe Generale Series A	849,513	39,676,681
Sodexo SA	25,422	2,622,059
Sodexo SA (a)	77,845	8,029,039
Sodexo SA (a)	6,851	706,621
Suez Environnement SA	345,681	6,666,855
Technip SA	124,816	8,237,462
Thales SA	113,003	7,029,658
Total SA	2,515,188	126,930,119
Unibail-Rodamco	115,038	29,546,067
Valeo SA	91,816	14,657,314
Vallourec SA (d)	127,149	3,142,371
Veolia Environnement SA	494,457	10,293,240
VINCI SA	553,850	32,896,510
Vivendi SA	1,416,482	36,077,197
Wendel SA	36,204	4,614,479
Zodiac Aerospace	231,328	8,438,853
TOTAL FRANCE		1,417,558,573
Germany - 8.1%
adidas AG	246,302	19,349,830
Allianz SE	536,916	84,411,930
Axel Springer Verlag AG (d)	47,181	2,569,699
BASF AG	1,078,769	99,761,170
Bayer AG	971,572	137,813,063
Bayerische Motoren Werke AG (BMW)	388,076	42,920,744
Beiersdorf AG	118,541	10,730,555
Brenntag AG	180,962	10,929,294
Commerzbank AG (a)	1,248,392	16,610,985
Continental AG	129,151	29,823,236
Daimler AG (Germany)	1,131,052	105,937,751
Deutsche Annington Immobilien SE	405,432	12,819,783
Deutsche Bank AG	1,619,642	48,849,784
Deutsche Boerse AG	226,198	18,118,238

	Shares	Value
Deutsche Lufthansa AG	252,565	$ 3,550,619
Deutsche Post AG	1,136,310	34,251,615
Deutsche Telekom AG	3,729,307	64,333,042
Deutsche Wohnen AG:
rights 6/3/15	341,004	11,236
(Bearer)	341,004	8,306,958
E.ON AG	2,351,525	34,530,430
Evonik Industries AG	99,133	3,701,844
Fraport AG Frankfurt Airport Services Worldwide	43,395	2,848,205
Fresenius Medical Care AG & Co. KGaA	254,626	21,808,869
Fresenius SE & Co. KGaA	444,709	28,294,396
GEA Group AG	213,390	10,360,160
Hannover Reuck SE	71,045	6,901,641
HeidelbergCement Finance AG	165,467	13,422,756
Henkel AG & Co. KGaA (a)	136,488	13,993,610
Hugo Boss AG	78,504	8,962,667
Infineon Technologies AG	1,324,769	17,270,776
K&S AG	212,129	6,912,555
Kabel Deutschland Holding AG (a)	22,919	3,096,148
Lanxess AG	107,627	5,972,986
Linde AG	218,265	41,915,121
MAN SE	42,122	4,353,310
Merck KGaA	151,879	16,242,164
Metro AG	190,368	6,629,810
Muenchener Rueckversicherungs AG	203,425	37,534,842
OSRAM Licht AG	104,947	5,531,485
ProSiebenSat.1 Media AG	258,664	12,369,308
RWE AG	576,578	13,463,014
SAP AG	1,144,817	84,995,980
Siemens AG	931,296	98,128,894
Symrise AG	144,274	9,184,118
Telefonica Deutschland Holding AG	696,790	3,853,207
Thyssenkrupp AG	469,506	12,437,682
TUI AG	277,478	4,920,255
TUI AG	251,447	4,454,171
United Internet AG	145,025	6,763,069
Volkswagen AG	41,503	10,005,413
TOTAL GERMANY		1,301,958,418
Hong Kong - 2.7%
AIA Group Ltd.	14,145,800	93,135,890
Bank of East Asia Ltd.	1,527,711	6,896,092
BOC Hong Kong (Holdings) Ltd.	4,336,566	17,841,462
Cathay Pacific Airways Ltd.	1,233,327	3,159,012
CLP Holdings Ltd.	2,228,657	19,487,976
Galaxy Entertainment Group Ltd.	2,735,000	13,086,546
Hang Lung Properties Ltd.	2,637,423	8,333,735
Hang Seng Bank Ltd.	892,801	17,916,702
Henderson Land Development Co. Ltd.	1,231,862	9,937,638
HKT Trust/HKT Ltd. unit	3,139,760	3,964,359
Hong Kong & China Gas Co. Ltd.	7,423,723	17,904,293
Hong Kong Exchanges and Clearing Ltd.	1,303,336	50,159,017
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hutchison Whampoa Ltd.	2,502,158	$ 37,104,993
Hysan Development Co. Ltd.	752,677	3,436,416
Link (REIT)	2,691,808	15,622,495
MTR Corp. Ltd.	1,688,196	8,088,640
New World Development Co. Ltd.	6,133,388	8,179,275
PCCW Ltd.	4,878,452	3,051,530
Power Assets Holdings Ltd.	1,628,176	15,602,133
Sino Land Ltd.	3,523,312	6,034,524
SJM Holdings Ltd. (d)	2,333,000	2,987,843
Sun Hung Kai Properties Ltd.	1,986,676	33,667,915
Swire Pacific Ltd. (A Shares)	741,384	9,972,897
Swire Properties Ltd.	1,357,000	4,620,379
Techtronic Industries Co. Ltd.	1,611,500	5,559,656
Wharf Holdings Ltd.	1,761,585	12,154,894
Wheelock and Co. Ltd.	1,068,000	5,757,598
TOTAL HONG KONG		433,663,910
Ireland - 0.4%
Bank of Ireland (a)	32,104,111	12,293,292
CRH PLC	954,014	26,721,402
CRH PLC sponsored ADR (d)	2,500	70,100
James Hardie Industries PLC CDI	522,449	7,054,082
Kerry Group PLC Class A	183,547	13,708,098
Ryanair Holdings PLC	261,736	3,316,626
Ryanair Holdings PLC sponsored ADR	466	31,036
TOTAL IRELAND		63,194,636
Isle of Man - 0.0%
Genting Singapore PLC	7,131,059	4,866,534
Israel - 0.6%
Azrieli Group	40,000	1,709,605
Bank Hapoalim BM (Reg.)	1,227,817	6,440,654
Bank Leumi le-Israel BM (a)	1,554,459	6,077,409
Bezeq The Israel Telecommunication Corp. Ltd.	2,282,863	3,822,567
Delek Group Ltd.	5,698	1,646,131
Israel Chemicals Ltd.	6,430	46,039
Israel Chemicals Ltd.	518,360	3,707,642
Israel Corp. Ltd. (Class A)	3,029	1,080,136
Mizrahi Tefahot Bank Ltd.	163,666	1,861,696
NICE Systems Ltd.	58,969	3,707,083
NICE Systems Ltd. sponsored ADR (d)	8,696	545,239
Teva Pharmaceutical Industries Ltd.	903,375	54,598,903
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,482	6,459,668
TOTAL ISRAEL		91,702,772
Italy - 2.1%
Assicurazioni Generali SpA	1,371,155	26,519,595
Atlantia SpA	484,315	12,457,641
Banca Monte dei Paschi di Siena SpA (a)(d)	257,357	521,499

	Shares	Value
Banca Monte dei Paschi di Siena SpA rights 6/12/15 (a)(d)	257,357	$ 1,707,237
Banco Popolare Societa Cooperativa (a)	423,022	7,131,688
Enel Green Power SpA	2,069,738	3,916,712
Enel SpA	8,180,243	39,692,907
Eni SpA	2,990,744	53,895,033
EXOR SpA	115,941	5,770,958
Finmeccanica SpA (a)	473,982	6,288,539
Intesa Sanpaolo SpA	14,830,785	53,727,254
Intesa Sanpaolo SpA (Risparmio Shares)	1,140,345	3,632,079
Luxottica Group SpA	198,165	13,383,188
Mediobanca SpA	703,918	7,244,070
Pirelli & C. SpA	291,778	4,951,104
Prysmian SpA	241,431	5,449,113
Saipem SpA (d)	310,919	3,947,536
Snam Rete Gas SpA	2,467,405	12,205,619
Telecom Italia SpA (a)(d)	11,786,210	14,495,916
Terna SpA	1,776,479	8,467,804
UniCredit SpA	5,556,132	38,871,650
Unione di Banche Italiane ScpA	999,705	8,163,452
Unipolsai SpA	1,047,017	2,844,949
TOTAL ITALY		335,285,543
Japan - 22.0%
ABC-MART, Inc. (d)	31,000	1,789,871
ACOM Co. Ltd. (a)(d)	459,200	1,466,503
Advantest Corp. (d)	186,690	2,217,884
AEON Co. Ltd. (d)	766,200	10,215,624
AEON Financial Service Co. Ltd.	134,600	3,251,075
AEON MALL Co. Ltd.	134,040	2,454,845
Air Water, Inc.	176,000	3,151,977
Aisin Seiki Co. Ltd.	224,300	10,310,620
Ajinomoto Co., Inc.	663,866	13,675,748
Alfresa Holdings Corp.	205,500	3,138,711
All Nippon Airways Ltd.	1,231,000	3,380,768
Amada Holdings Co. Ltd.	410,900	4,179,466
Aozora Bank Ltd.	1,335,000	5,133,698
Asahi Glass Co. Ltd.	1,178,677	7,675,737
Asahi Group Holdings	455,703	14,565,112
Asahi Kasei Corp.	1,481,727	13,107,220
Asics Corp.	186,800	4,961,372
Astellas Pharma, Inc.	2,523,200	36,621,046
Bandai Namco Holdings, Inc.	206,750	4,237,607
Bank of Kyoto Ltd.	396,000	4,511,108
Bank of Yokohama Ltd.	1,354,084	8,386,041
Benesse Holdings, Inc.	80,000	2,090,164
Bridgestone Corp.	764,279	31,721,248
Brother Industries Ltd.	278,900	4,346,206
Calbee, Inc.	85,700	3,277,969
Canon, Inc.	1,324,644	45,711,147
Casio Computer Co. Ltd. (d)	237,000	4,451,615
Central Japan Railway Co.	169,300	29,340,149
Chiba Bank Ltd.	866,674	6,807,336
Chiyoda Corp.	181,000	1,598,242
Common Stocks - continued
	Shares	Value
Japan - continued
Chubu Electric Power Co., Inc.	757,464	$ 11,417,762
Chugai Pharmaceutical Co. Ltd.	262,025	7,804,989
Chugoku Electric Power Co., Inc.	350,100	5,299,746
Citizen Holdings Co. Ltd.	308,566	2,246,028
COLOPL, Inc. (d)	59,000	1,217,187
Credit Saison Co. Ltd.	176,452	3,458,538
Dai Nippon Printing Co. Ltd.	657,242	6,917,347
Dai-ichi Mutual Life Insurance Co.	1,268,200	22,156,751
Daicel Chemical Industries Ltd.	321,600	4,168,248
Daihatsu Motor Co. Ltd. (d)	227,600	3,318,775
Daiichi Sankyo Kabushiki Kaisha	750,670	14,122,248
Daikin Industries Ltd.	275,794	21,062,512
Dainippon Sumitomo Pharma Co. Ltd.	188,100	2,136,208
Daito Trust Construction Co. Ltd.	85,463	9,483,873
Daiwa House Industry Co. Ltd.	699,084	16,742,720
Daiwa Securities Group, Inc.	1,952,985	15,400,249
DENSO Corp.	571,038	29,793,197
Dentsu, Inc.	254,800	12,818,641
Don Quijote Holdings Co. Ltd.	69,100	5,326,562
East Japan Railway Co.	392,600	35,778,940
Eisai Co. Ltd.	296,278	18,496,459
Electric Power Development Co. Ltd.	167,780	5,811,803
FamilyMart Co. Ltd. (d)	69,000	2,891,244
Fanuc Corp.	235,672	51,890,525
Fast Retailing Co. Ltd.	62,300	25,603,607
Fuji Electric Co. Ltd.	651,153	3,093,960
Fuji Heavy Industries Ltd.	689,800	25,895,035
Fujifilm Holdings Corp.	544,305	20,712,051
Fujitsu Ltd.	2,196,075	12,280,606
Fukuoka Financial Group, Inc.	908,300	4,865,031
GungHo Online Entertainment, Inc. (d)	481,300	1,766,959
Gunma Bank Ltd.	437,663	3,057,751
Hakuhodo DY Holdings, Inc.	272,800	2,936,473
Hamamatsu Photonics K.K.	167,800	5,156,136
Hankyu Hanshin Holdings, Inc.	1,339,000	8,020,977
Hikari Tsushin, Inc.	20,000	1,404,864
Hino Motors Ltd.	303,300	4,109,328
Hirose Electric Co. Ltd.	36,012	5,122,066
Hiroshima Bank Ltd.	587,000	3,441,804
Hisamitsu Pharmaceutical Co., Inc.	68,400	2,763,705
Hitachi Chemical Co. Ltd.	121,100	2,387,139
Hitachi Construction Machinery Co. Ltd.	127,600	2,320,744
Hitachi High-Technologies Corp.	72,800	2,047,200
Hitachi Ltd.	5,679,271	38,659,400
Hitachi Metals Ltd.	251,000	4,154,097
Hokuhoku Financial Group, Inc.	1,436,000	3,385,545
Hokuriku Electric Power Co., Inc.	201,200	3,046,742
Honda Motor Co. Ltd.	1,913,260	65,787,592
Honda Motor Co. Ltd. sponsored ADR (d)	2,457	84,079
Hoya Corp.	500,616	18,406,117
Hulic Co. Ltd.	347,900	3,575,923
Ibiden Co. Ltd.	144,400	2,696,318

	Shares	Value
Idemitsu Kosan Co. Ltd.	105,000	$ 2,071,598
Iida Group Holdings Co. Ltd.	191,700	3,105,365
INPEX Corp.	1,032,000	12,659,640
Isetan Mitsukoshi Holdings Ltd.	394,187	6,598,166
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,642,185	7,885,791
Isuzu Motors Ltd.	701,300	9,496,365
Itochu Corp.	1,855,086	24,932,788
ITOCHU Techno-Solutions Corp.	57,600	1,356,927
Iyo Bank Ltd.	280,700	3,420,796
J. Front Retailing Co. Ltd.	284,200	4,994,640
Japan Airlines Co. Ltd.	131,500	4,505,369
Japan Airport Terminal Co. Ltd.	41,700	2,435,846
Japan Display, Inc. (a)	417,400	1,748,272
Japan Exchange Group, Inc.	306,600	9,263,833
Japan Prime Realty Investment Corp.	913	2,995,506
Japan Real Estate Investment Corp.	1,476	6,773,712
Japan Retail Fund Investment Corp.	2,845	5,698,561
Japan Tobacco, Inc.	1,292,900	46,919,343
JFE Holdings, Inc.	575,875	13,992,059
JGC Corp.	243,117	4,864,283
Joyo Bank Ltd.	757,941	4,088,898
JSR Corp.	207,216	3,760,942
JTEKT Corp.	243,400	4,434,722
JX Holdings, Inc.	2,635,368	11,619,731
Kajima Corp.	984,317	4,316,942
Kakaku.com, Inc.	169,100	2,624,090
Kamigumi Co. Ltd.	275,663	2,553,808
Kaneka Corp.	326,559	2,379,731
Kansai Electric Power Co., Inc. (a)	828,336	9,165,108
Kansai Paint Co. Ltd.	275,000	4,732,978
Kao Corp.	602,850	27,380,049
Kawasaki Heavy Industries Ltd.	1,666,945	8,388,115
KDDI Corp.	2,054,100	46,239,207
Keihan Electric Railway Co., Ltd.	606,000	3,463,352
Keihin Electric Express Railway Co. Ltd.	549,061	4,213,887
Keio Corp.	682,410	5,022,967
Keisei Electric Railway Co.	324,000	3,734,508
Keyence Corp.	53,562	28,735,061
Kikkoman Corp.	171,849	4,787,242
Kintetsu Group Holdings Co. Ltd.	2,129,100	7,103,347
Kirin Holdings Co. Ltd.	967,356	13,905,487
Kobe Steel Ltd.	3,653,000	6,819,668
Koito Manufacturing Co. Ltd.	114,000	4,446,626
Komatsu Ltd.	1,097,145	23,063,922
Konami Corp.	117,900	2,199,081
Konica Minolta, Inc.	538,800	6,747,033
Kubota Corp.	1,321,864	21,979,242
Kuraray Co. Ltd.	405,386	5,302,562
Kurita Water Industries Ltd.	117,400	2,806,873
Kyocera Corp.	377,004	20,458,147
Kyowa Hakko Kirin Co., Ltd.	272,689	3,432,027
Kyushu Electric Power Co., Inc. (a)	503,970	5,872,743
Lawson, Inc.	76,616	5,339,786
Common Stocks - continued
	Shares	Value
Japan - continued
LIXIL Group Corp.	311,659	$ 5,939,124
M3, Inc.	229,500	4,356,865
Mabuchi Motor Co. Ltd.	57,842	3,501,535
Makita Corp.	139,200	7,544,415
Marubeni Corp.	1,937,644	11,308,322
Marui Group Co. Ltd.	277,049	3,489,539
Maruichi Steel Tube Ltd.	54,900	1,446,950
Mazda Motor Corp.	633,400	13,555,743
McDonald's Holdings Co. (Japan) Ltd. (d)	81,800	1,712,761
Medipal Holdings Corp.	160,500	2,475,123
Meiji Holdings Co. Ltd.	71,429	8,117,708
Minebea Ltd.	375,000	6,885,001
Miraca Holdings, Inc.	65,200	3,139,957
Mitsubishi Chemical Holdings Corp.	1,590,675	9,976,541
Mitsubishi Corp.	1,621,202	36,211,017
Mitsubishi Electric Corp.	2,270,106	31,001,375
Mitsubishi Estate Co. Ltd.	1,470,723	32,813,670
Mitsubishi Gas Chemical Co., Inc.	447,867	2,593,609
Mitsubishi Heavy Industries Ltd.	3,570,256	22,561,420
Mitsubishi Logistics Corp.	147,000	2,078,056
Mitsubishi Materials Corp.	1,320,937	5,214,373
Mitsubishi Motors Corp. of Japan	755,400	6,996,519
Mitsubishi Tanabe Pharma Corp.	264,200	4,184,994
Mitsubishi UFJ Financial Group, Inc.	14,973,030	110,408,209
Mitsubishi UFJ Lease & Finance Co. Ltd.	584,700	3,061,987
Mitsui & Co. Ltd.	2,005,223	28,042,595
Mitsui Chemicals, Inc.	952,683	3,096,200
Mitsui Fudosan Co. Ltd.	1,106,677	32,163,572
Mitsui OSK Lines Ltd.	1,262,285	4,318,764
mixi, Inc. (d)	44,600	1,896,813
Mizuho Financial Group, Inc.	27,194,400	59,870,822
MS&AD Insurance Group Holdings, Inc.	594,984	18,412,906
Murata Manufacturing Co. Ltd.	238,054	38,584,773
Nabtesco Corp.	137,300	3,540,284
Nagoya Railroad Co. Ltd.	1,015,000	3,833,632
NEC Corp.	3,064,951	10,000,182
New Hampshire Foods Ltd.	206,740	4,474,968
Nexon Co. Ltd.	154,200	2,074,998
NGK Insulators Ltd.	309,309	7,642,857
NGK Spark Plug Co. Ltd.	209,000	6,308,476
NHK Spring Co. Ltd.	183,800	2,150,727
Nidec Corp.	254,984	18,559,829
Nikon Corp.	397,938	4,929,203
Nintendo Co. Ltd.	124,796	21,053,058
Nippon Building Fund, Inc.	1,660	7,746,092
Nippon Electric Glass Co. Ltd.	461,000	2,437,198
Nippon Express Co. Ltd.	992,546	5,461,726
Nippon Paint Holdings Co. Ltd.	189,100	5,839,804
Nippon Prologis REIT, Inc.	1,743	3,352,205
Nippon Steel & Sumitomo Metal Corp.	8,934,636	24,460,345
Nippon Telegraph & Telephone Corp.	440,600	30,471,726
Nippon Yusen KK	1,908,578	5,744,882

	Shares	Value
Nissan Motor Co. Ltd.	2,920,548	$ 30,332,360
Nisshin Seifun Group, Inc.	253,023	3,144,406
Nissin Food Holdings Co. Ltd.	69,523	2,960,146
Nitori Holdings Co. Ltd.	80,800	6,202,876
Nitto Denko Corp.	183,794	14,231,582
NKSJ Holdings, Inc.	391,103	14,158,784
NOK Corp.	112,300	3,696,167
Nomura Holdings, Inc.	4,260,447	28,140,840
Nomura Real Estate Holdings, Inc.	147,300	3,016,289
Nomura Research Institute Ltd.	134,000	5,127,862
NSK Ltd.	548,976	8,983,348
NTT Data Corp.	149,500	6,620,686
NTT DOCOMO, Inc.	1,794,000	32,235,571
NTT Urban Development Co.	132,100	1,364,885
Obayashi Corp.	764,704	4,994,560
Odakyu Electric Railway Co. Ltd.	737,000	6,968,403
Oji Holdings Corp.	923,352	4,094,189
Olympus Corp.	281,529	9,566,331
OMRON Corp.	238,160	11,036,947
Ono Pharmaceutical Co. Ltd.	97,200	10,613,407
Oracle Corp. Japan	45,700	1,968,888
Oriental Land Co. Ltd.	234,724	15,079,632
ORIX Corp.	1,554,380	24,508,234
Osaka Gas Co. Ltd.	2,219,525	8,865,825
Otsuka Corp.	55,200	2,674,722
Otsuka Holdings Co. Ltd.	459,300	14,331,836
Panasonic Corp.	2,593,473	37,961,121
Park24 Co. Ltd.	110,100	1,937,891
Rakuten, Inc.	932,500	15,251,571
Recruit Holdings Co. Ltd.	166,900	5,209,313
Resona Holdings, Inc.	2,586,000	14,746,298
Ricoh Co. Ltd.	834,270	8,667,903
Rinnai Corp.	43,000	3,300,121
ROHM Co. Ltd.	112,544	7,931,102
Sankyo Co. Ltd. (Gunma)	56,300	2,077,465
Sanrio Co. Ltd. (d)	59,600	1,667,583
Santen Pharmaceutical Co. Ltd.	438,800	6,077,169
SBI Holdings, Inc. Japan	237,260	3,377,337
Secom Co. Ltd.	246,467	16,424,994
Sega Sammy Holdings, Inc.	218,300	3,150,272
Seibu Holdings, Inc.	139,600	3,138,037
Seiko Epson Corp.	303,800	5,594,184
Sekisui Chemical Co. Ltd.	495,293	6,662,425
Sekisui House Ltd.	653,967	10,884,471
Seven & i Holdings Co. Ltd.	883,600	36,490,548
Seven Bank Ltd.	691,000	3,258,290
Sharp Corp. (a)(d)	1,801,675	2,509,969
Shikoku Electric Power Co., Inc.	212,700	3,137,237
Shimadzu Corp.	274,000	3,621,889
Shimamura Co. Ltd.	25,900	2,781,188
SHIMANO, Inc.	92,700	13,162,843
SHIMIZU Corp.	697,416	5,317,383
Shin-Etsu Chemical Co. Ltd.	482,262	29,351,387
Shinsei Bank Ltd.	1,934,000	3,903,154
Common Stocks - continued
	Shares	Value
Japan - continued
Shionogi & Co. Ltd.	350,391	$ 12,390,278
Shiseido Co. Ltd.	425,850	8,524,734
Shizuoka Bank Ltd.	623,274	6,795,316
Showa Shell Sekiyu K.K.	225,600	2,105,118
SMC Corp.	63,271	19,079,242
SoftBank Corp.	1,128,530	67,178,077
Sony Corp.	1,358,385	42,001,632
Sony Financial Holdings, Inc.	206,800	3,603,240
Stanley Electric Co. Ltd.	166,025	3,949,067
Sumitomo Chemical Co. Ltd.	1,750,334	10,166,911
Sumitomo Corp.	1,322,542	15,686,922
Sumitomo Electric Industries Ltd.	889,006	14,138,105
Sumitomo Heavy Industries Ltd.	644,822	4,218,172
Sumitomo Metal Mining Co. Ltd.	610,065	9,384,538
Sumitomo Mitsui Financial Group, Inc.	1,493,500	67,774,048
Sumitomo Mitsui Trust Holdings, Inc.	3,891,722	17,708,995
Sumitomo Realty & Development Co. Ltd.	421,000	16,150,482
Sumitomo Rubber Industries Ltd.	197,900	3,479,614
Suntory Beverage & Food Ltd.	164,700	6,847,425
Suzuken Co. Ltd.	92,916	3,016,665
Suzuki Motor Corp.	430,000	14,926,452
Sysmex Corp.	170,300	9,824,331
T&D Holdings, Inc.	681,100	10,154,056
Taiheiyo Cement Corp.	1,379,000	4,028,708
Taisei Corp.	1,208,594	6,578,623
Taisho Pharmaceutical Holdings Co. Ltd.	37,757	2,611,459
Taiyo Nippon Sanso Corp. (d)	179,300	2,209,131
Takashimaya Co. Ltd.	334,000	3,205,047
Takeda Pharmaceutical Co. Ltd.	928,342	45,035,800
TDK Corp.	144,025	11,491,483
Teijin Ltd.	1,083,341	4,029,322
Terumo Corp.	358,224	8,124,301
The Chugoku Bank Ltd.	186,800	2,866,175
The Hachijuni Bank Ltd.	470,000	3,553,035
The Suruga Bank Ltd.	208,900	4,422,354
THK Co. Ltd.	132,500	3,173,095
Tobu Railway Co. Ltd.	1,209,297	5,316,750
Toho Co. Ltd.	134,754	3,394,935
Toho Gas Co. Ltd.	484,000	3,008,745
Tohoku Electric Power Co., Inc.	533,590	7,459,132
Tokio Marine Holdings, Inc.	813,500	33,512,823
Tokyo Electric Power Co., Inc. (a)	1,695,418	9,643,708
Tokyo Electron Ltd.	202,018	12,983,539
Tokyo Gas Co. Ltd.	2,727,395	15,041,353
Tokyo Tatemono Co. Ltd.	482,000	3,721,603
Tokyu Corp.	1,310,954	8,567,329
Tokyu Fudosan Holdings Corp.	561,500	4,207,587
TonenGeneral Sekiyu K.K.	336,856	3,175,544
Toppan Printing Co. Ltd.	651,013	5,495,054
Toray Industries, Inc.	1,724,883	14,321,584
Toshiba Corp.	4,742,880	16,630,610
Toto Ltd.	331,185	5,470,849

	Shares	Value
Toyo Seikan Group Holdings Ltd.	193,700	$ 2,921,087
Toyo Suisan Kaisha Ltd.	105,100	3,641,999
Toyoda Gosei Co. Ltd.	75,500	1,870,285
Toyota Industries Corp.	190,386	11,423,734
Toyota Motor Corp.	3,210,651	221,472,322
Toyota Motor Corp. sponsored ADR (d)	830	114,449
Toyota Tsusho Corp.	251,200	7,017,289
Trend Micro, Inc.	124,400	4,358,373
Unicharm Corp.	439,640	9,697,311
United Urban Investment Corp.	2,957	4,410,160
USS Co. Ltd.	258,400	4,822,495
West Japan Railway Co.	192,400	11,410,017
Yahoo! Japan Corp.	1,681,300	7,504,697
Yakult Honsha Co. Ltd.	104,066	5,769,934
Yamada Denki Co. Ltd. (d)	1,004,650	4,216,614
Yamaguchi Financial Group, Inc.	243,000	3,079,513
Yamaha Corp.	198,343	4,016,856
Yamaha Motor Co. Ltd.	307,900	7,670,343
Yamato Holdings Co. Ltd.	408,132	8,312,153
Yamazaki Baking Co. Ltd.	127,000	2,100,893
Yaskawa Electric Corp.	266,000	3,717,395
Yokogawa Electric Corp.	255,600	3,021,023
Yokohama Rubber Co. Ltd.	239,000	2,689,105
TOTAL JAPAN		3,548,351,168
Luxembourg - 0.4%
Altice SA (a)	102,288	13,312,635
ArcelorMittal SA (Netherlands)	1,173,215	12,508,326
Millicom International Cellular SA (depository receipt)	77,681	6,231,608
RTL Group SA	46,959	4,212,136
SES SA (France) (depositary receipt)	369,142	13,071,020
Subsea 7 SA (d)	328,710	3,447,304
Tenaris SA	558,763	8,074,979
TOTAL LUXEMBOURG		60,858,008
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	64
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,303,880	2,587,070
Netherlands - 3.2%
AEGON NV	2,124,067	16,199,913
Airbus Group NV	691,166	47,041,107
Akzo Nobel NV	292,452	22,275,222
ASML Holding NV (Netherlands)	411,006	46,005,455
CNH Industrial NV	1,106,916	9,853,458
Delta Lloyd NV	257,296	4,470,545
Fiat Chrysler Automobiles NV (a)	1,055,464	16,866,594
Gemalto NV (d)	93,396	8,169,219
Heineken Holding NV	119,021	8,277,239
Heineken NV (Bearer)	270,720	21,211,649
ING Groep NV (Certificaten Van Aandelen)	4,525,188	74,717,940
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Ahold NV	1,045,625	$ 21,262,810
Koninklijke Boskalis Westminster NV	100,197	4,964,742
Koninklijke KPN NV	3,749,316	13,592,251
Koninklijke Philips Electronics NV	1,096,825	29,883,363
NN Group NV	184,211	5,152,052
OCI NV (a)	98,833	2,915,607
QIAGEN NV (a)	270,473	6,618,508
Randstad Holding NV	150,987	8,744,164
Reed Elsevier NV	820,609	19,898,290
Royal DSM NV	206,560	12,248,433
STMicroelectronics NV	744,313	6,342,825
TNT Express NV	558,370	4,709,820
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,912,908	81,725,232
Vopak NV	83,417	4,150,245
Wolters Kluwer NV	356,362	11,090,103
TOTAL NETHERLANDS		508,386,786
New Zealand - 0.1%
Auckland International Airport Ltd.	1,112,974	3,829,557
Contact Energy Ltd.	425,236	1,855,355
Fletcher Building Ltd.	802,273	4,985,952
Meridian Energy Ltd.	1,492,057	2,445,227
Mighty River Power Ltd.	803,004	1,629,317
Ryman Healthcare Group Ltd.	447,092	2,534,343
Spark New Zealand Ltd.	2,181,440	4,279,177
TOTAL NEW ZEALAND		21,558,928
Norway - 0.6%
DNB ASA	1,146,089	20,130,757
Gjensidige Forsikring ASA	236,936	3,658,655
Norsk Hydro ASA	1,569,658	7,370,348
Orkla ASA	952,652	7,465,531
Statoil ASA	1,313,714	24,527,829
Telenor ASA	882,432	20,007,659
Yara International ASA	210,780	10,637,660
TOTAL NORWAY		93,798,439
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)(d)	40,760,645	3,814,184
Banco Espirito Santo SA (Reg.) (a)	2,598,658	29
Energias de Portugal SA	2,700,393	10,543,567
Galp Energia SGPS SA Class B	455,693	5,365,227
Jeronimo Martins SGPS SA	292,636	4,022,348
TOTAL PORTUGAL		23,745,355
Singapore - 1.3%
Ascendas Real Estate Investment Trust	2,391,583	4,257,695
CapitaCommercial Trust (REIT)	2,437,300	2,919,842
CapitaLand Ltd.	3,036,637	7,861,333
CapitaMall Trust	2,879,900	4,635,697
City Developments Ltd.	484,400	3,780,052

	Shares	Value
ComfortDelgro Corp. Ltd.	2,369,184	$ 5,377,719
DBS Group Holdings Ltd.	2,035,745	30,654,717
Global Logistic Properties Ltd.	3,708,800	7,593,122
Hutchison Port Holdings Trust	6,685,000	4,412,100
Jardine Cycle & Carriage Ltd.	125,367	3,661,226
Keppel Corp. Ltd.	1,713,600	11,122,320
Oversea-Chinese Banking Corp. Ltd.	3,504,518	26,515,899
Sembcorp Industries Ltd.	1,158,530	3,575,020
Sembcorp Marine Ltd.	1,002,900	2,239,247
Singapore Airlines Ltd.	580,225	4,885,063
Singapore Exchange Ltd.	943,600	5,900,562
Singapore Press Holdings Ltd.	1,926,621	5,945,214
Singapore Technologies Engineering Ltd.	1,849,061	4,663,458
Singapore Telecommunications Ltd.	9,379,127	28,733,621
StarHub Ltd.	720,300	2,147,916
Suntec (REIT)	2,781,700	3,714,161
United Overseas Bank Ltd.	1,510,889	25,934,257
UOL Group Ltd.	558,656	3,045,858
Wilmar International Ltd.	2,301,100	5,735,254
Yangzijiang Shipbuilding Holdings Ltd.	2,232,400	2,392,863
TOTAL SINGAPORE		211,704,216
Spain - 3.4%
Abertis Infraestructuras SA	503,892	8,852,026
ACS Actividades de Construccion y Servicios SA	203,775	6,569,828
Aena SA	78,834	8,260,055
Amadeus IT Holding SA Class A	525,217	23,901,607
Banco Bilbao Vizcaya Argentaria SA	7,397,854	73,217,168
Banco de Sabadell SA	5,591,033	14,160,296
Banco Popular Espanol SA (d)	2,099,036	10,351,117
Banco Santander SA (Spain)	16,882,597	120,360,962
Bankia SA (a)	5,348,254	6,913,683
Bankinter SA	784,453	5,776,792
CaixaBank SA	2,691,233	12,899,029
Distribuidora Internacional de Alimentacion SA	717,406	5,717,198
Enagas SA	236,975	6,815,161
Endesa SA	371,253	6,941,896
Ferrovial SA	510,311	11,016,128
Gas Natural SDG SA	409,066	10,061,563
Grifols SA	175,506	6,999,052
Iberdrola SA	6,276,806	43,403,466
Inditex SA	1,278,095	42,336,549
International Consolidated Airlines Group SA (a)	352,142	2,975,713
International Consolidated Airlines Group SA CDI (a)	777,807	6,585,953
MAPFRE SA (Reg.)	1,097,422	3,912,399
Red Electrica Corporacion SA	126,733	10,659,236
Repsol YPF SA	1,217,755	23,191,562
Telefonica SA	5,247,487	74,379,737
Zardoya Otis SA (d)	202,183	2,600,294
TOTAL SPAIN		548,858,470
Common Stocks - continued
	Shares	Value
Sweden - 2.9%
Alfa Laval AB	367,525	$ 6,935,410
ASSA ABLOY AB (B Shares)	391,846	23,115,996
Atlas Copco AB:
(A Shares)	791,602	23,934,205
(B Shares)	454,747	12,240,009
Boliden AB	319,727	6,854,641
Electrolux AB (B Shares)	282,224	8,609,214
Elekta AB (B Shares) (d)	432,333	3,044,813
Getinge AB (B Shares)	235,201	5,685,208
H&M Hennes & Mauritz AB (B Shares)	1,115,665	43,990,685
Hakon Invest AB	90,155	3,142,446
Hexagon AB (B Shares)	299,296	10,983,372
Husqvarna AB (B Shares)	487,839	3,713,218
Industrivarden AB (C Shares)	191,482	3,817,738
Investment AB Kinnevik (B Shares)	277,108	9,252,641
Investor AB (B Shares)	534,759	21,116,913
Lundin Petroleum AB (a)(d)	256,616	4,038,922
Nordea Bank AB	3,564,537	46,362,183
Sandvik AB	1,254,744	15,113,142
Securitas AB (B Shares)	368,242	5,001,164
Skandinaviska Enskilda Banken AB (A Shares)	1,783,668	22,027,824
Skanska AB (B Shares)	444,132	9,240,488
SKF AB (B Shares)	464,623	11,214,380
Svenska Cellulosa AB (SCA) (B Shares)	691,454	18,035,462
Svenska Handelsbanken AB (A Shares)	1,750,902	26,366,718
Swedbank AB (A Shares)	1,062,684	24,926,617
Swedish Match Co. AB	238,743	7,109,230
Tele2 AB (B Shares)	372,413	4,376,448
Telefonaktiebolaget LM Ericsson (B Shares)	3,575,156	40,240,452
TeliaSonera AB	3,063,610	18,055,052
Volvo AB (B Shares)	1,802,590	23,403,121
TOTAL SWEDEN		461,947,712
Switzerland - 9.3%
ABB Ltd. (Reg.)	2,583,796	56,655,011
Actelion Ltd.	120,443	16,839,081
Adecco SA (Reg.)	199,520	15,858,003
Aryzta AG	101,805	6,455,900
Baloise Holdings AG	56,297	7,014,288
Barry Callebaut AG	2,623	2,958,323
Coca-Cola HBC AG	236,138	5,171,888
Compagnie Financiere Richemont SA Series A	613,325	52,973,272
Credit Suisse Group AG	1,847,209	48,997,739
Ems-Chemie Holding AG	9,485	4,039,337
Geberit AG (Reg.)	44,341	15,946,436
Givaudan SA	10,844	19,868,456
Holcim Ltd. (Reg.)	268,893	21,214,466
Julius Baer Group Ltd.	262,041	14,303,031
Kuehne & Nagel International AG	63,003	8,848,642
Lindt & Spruengli AG	121	7,609,411

	Shares	Value
Lindt & Spruengli AG (participation certificate)	1,112	$ 5,870,877
Lonza Group AG	62,019	8,710,441
Nestle SA	3,787,525	293,446,175
Novartis AG	2,701,233	277,231,845
Pargesa Holding SA	36,684	2,581,951
Partners Group Holding AG	20,075	6,295,799
Roche Holding AG (participation certificate)	825,406	251,642,588
Schindler Holding AG:
(participation certificate)	51,693	9,058,719
(Reg.)	24,857	4,316,287
SGS SA (Reg.)	6,446	12,386,526
Sika AG (Bearer)	2,524	8,671,592
Sonova Holding AG Class B	63,327	9,547,732
Sulzer AG (Reg.)	28,515	3,134,117
Swatch Group AG (Bearer)	36,215	14,380,420
Swatch Group AG (Bearer) (Reg.)	58,787	4,663,054
Swiss Life Holding AG	37,726	9,051,671
Swiss Prime Site AG	67,739	5,423,589
Swiss Re Ltd.	413,987	37,176,680
Swisscom AG	29,306	16,978,366
Syngenta AG (Switzerland)	109,184	49,682,769
Transocean Ltd. (Switzerland) (d)	425,237	8,207,479
UBS Group AG	4,287,831	92,248,702
Zurich Insurance Group AG	175,646	56,047,492
TOTAL SWITZERLAND		1,491,508,155
United Kingdom - 18.7%
3i Group PLC	1,128,456	9,710,242
Aberdeen Asset Management PLC	1,073,512	7,327,615
Admiral Group PLC	226,594	5,156,798
Aggreko PLC	300,616	7,388,141
Amec Foster Wheeler PLC	447,579	6,498,758
Anglo American PLC (United Kingdom)	1,638,572	25,675,245
Antofagasta PLC	457,909	5,221,016
ARM Holdings PLC	1,645,696	29,109,695
Ashtead Group PLC	589,696	10,094,463
Associated British Foods PLC	417,381	19,316,373
AstraZeneca PLC (United Kingdom)	1,482,712	99,853,882
Aviva PLC	4,693,732	37,648,373
Babcock International Group PLC	384,128	6,604,889
BAE Systems PLC	3,695,039	29,084,613
Barclays PLC	19,281,043	79,843,325
Barratt Developments PLC	1,130,000	10,224,385
BG Group PLC	4,009,954	69,895,610
BHP Billiton PLC	2,479,152	52,269,766
BP PLC	21,423,197	148,242,771
British American Tobacco PLC (United Kingdom)	2,188,696	120,892,740
British Land Co. PLC	1,131,271	14,904,278
BT Group PLC	9,700,527	66,346,640
Bunzl PLC	388,438	11,256,337
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Burberry Group PLC	519,623	$ 13,461,551
Capita Group PLC	774,213	14,815,006
Carnival PLC	215,396	10,421,341
Carphone Warehouse Group PLC	1,140,895	8,289,759
Centrica PLC	5,834,624	24,755,367
Cobham PLC	1,326,074	5,993,163
Compass Group PLC	1,952,000	34,130,517
Croda International PLC	157,895	7,058,807
Diageo PLC	2,950,335	81,873,966
Direct Line Insurance Group PLC	1,754,376	9,041,641
easyJet PLC	177,720	4,370,482
Fresnillo PLC	261,293	3,033,141
G4S PLC (United Kingdom)	1,789,872	8,157,680
GKN PLC	1,917,629	10,744,695
GlaxoSmithKline PLC	5,702,962	126,715,378
GlaxoSmithKline PLC sponsored ADR	2,239	99,344
Hammerson PLC	918,248	9,382,065
Hargreaves Lansdown PLC	274,528	5,320,383
HSBC Holdings PLC (United Kingdom)	22,931,465	217,866,630
ICAP PLC	638,012	5,392,511
IMI PLC	316,610	6,024,639
Imperial Tobacco Group PLC	1,123,288	57,857,285
Inmarsat PLC	499,447	7,580,113
InterContinental Hotel Group PLC	275,406	11,554,697
Intertek Group PLC	188,296	7,197,668
Intu Properties PLC	1,070,016	5,467,184
Investec PLC	640,261	5,866,557
ITV PLC	4,484,993	18,665,793
J Sainsbury PLC	1,433,485	5,512,401
Johnson Matthey PLC	239,908	12,829,972
Kingfisher PLC	2,762,214	15,672,039
Land Securities Group PLC	925,591	18,574,660
Legal & General Group PLC	6,938,127	28,186,052
Lloyds Banking Group PLC	66,883,193	89,930,445
London Stock Exchange Group PLC	365,769	13,735,646
Lonmin PLC (a)	140,257	302,260
Marks & Spencer Group PLC	1,916,358	17,096,042
Meggitt PLC	940,216	7,307,278
Melrose PLC	1,168,348	4,735,685
Merlin Entertainments PLC	827,189	5,801,761
Mondi PLC	414,962	9,361,204
National Grid PLC	4,400,341	63,008,042
Next PLC	178,745	20,544,178
Old Mutual PLC	5,738,884	19,393,367
Pearson PLC	959,016	19,192,448
Persimmon PLC	358,995	10,765,258
Prudential PLC	3,004,325	74,866,398
Prudential PLC ADR (d)	2,253	112,695
Reckitt Benckiser Group PLC	757,729	68,434,738
Reed Elsevier PLC	1,327,930	22,021,249
Rexam PLC	830,461	7,095,256
Rio Tinto PLC	1,493,365	65,311,532

	Shares	Value
Rolls-Royce Group PLC	2,204,591	$ 33,627,579
Royal & Sun Alliance Insurance Group PLC	1,188,037	7,831,527
Royal Bank of Scotland Group PLC (a)	2,955,412	15,650,395
Royal Dutch Shell PLC:
Class A (Netherlands)	194,232	5,791,446
Class A (United Kingdom)	4,398,954	131,125,941
Class B (United Kingdom)	2,867,002	86,751,977
Royal Mail PLC	763,749	6,116,725
SABMiller PLC	1,136,243	60,677,985
Sage Group PLC	1,258,580	10,935,744
Schroders PLC	145,764	7,516,789
Scottish & Southern Energy PLC	1,158,888	29,491,220
Segro PLC	886,437	5,774,287
Severn Trent PLC	281,066	9,437,901
Sky PLC	1,209,687	19,505,743
Smith & Nephew PLC	1,046,182	18,565,486
Smiths Group PLC	459,723	8,424,661
Sports Direct International PLC (a)	313,871	3,242,910
Standard Chartered PLC (United Kingdom)	2,999,268	47,949,490
Standard Life PLC	2,285,550	17,036,505
Tate & Lyle PLC	549,859	4,891,154
Taylor Wimpey PLC	3,686,354	10,338,800
Tesco PLC	9,528,041	31,066,934
The Weir Group PLC	250,202	7,739,953
Travis Perkins PLC	287,229	9,732,648
Tullow Oil PLC	1,063,132	6,419,944
Unilever PLC	1,505,053	66,572,965
United Utilities Group PLC	799,431	12,169,629
Vodafone Group PLC	30,952,558	120,993,253
Vodafone Group PLC sponsored ADR	14,727	574,795
Whitbread PLC	211,790	16,573,432
William Hill PLC	1,019,122	6,556,048
WM Morrison Supermarkets PLC	2,427,827	6,345,281
TOTAL UNITED KINGDOM		3,018,923,071
TOTAL COMMON STOCKS (Cost $14,280,787,363)		15,658,137,469
Nonconvertible Preferred Stocks - 0.9%

France - 0.2%
Air Liquide SA	277,582	35,761,053
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	64,790	5,474,251
FUCHS PETROLUB AG	81,844	3,590,177
Henkel AG & Co. KGaA	208,594	24,960,313
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
Porsche Automobil Holding SE (Germany)	179,539	$ 15,857,834
Volkswagen AG	191,132	46,392,381
TOTAL GERMANY		96,274,956
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	7,205,174	7,122,098
United Kingdom - 0.0%
Rolls-Royce Group PLC	310,847,331	475,099
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $96,689,893)		139,633,206
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.21% 6/11/15 to 3/31/16 (e) (Cost $16,984,133)	$ 17,000,000	16,984,779
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	241,139,995	241,139,995
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	113,735,507	113,735,507
TOTAL MONEY MARKET FUNDS (Cost $354,875,502)		354,875,502
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $14,749,336,891)		16,169,630,956
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(57,915,222)
NET ASSETS - 100%		$ 16,111,715,734
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
81 ASX SPI 200 Index Contracts (Australia)	June 2015	$ 8,945,579	$ (108,616)
4 CME NIKKEI 225 Index Contracts (Japan)	June 2015	329,614	6,502
15 Eurex Dax Index Contracts (Germany)	June 2015	4,700,793	(226,909)
556 Eurex Euro Stoxx 50 Index Contracts (Germany)	June 2015	21,751,524	(280,861)
22 HKFE Hang Seng Index Contracts (Hong Kong)	June 2015	3,853,721	(111,849)
2,276 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2015	216,220,000	(3,264,483)
228 ICE FTSE 100 Index Contracts (United Kingdom)	June 2015	24,269,555	611,419
36 MSCI Sing IX ET Index Contracts (Singapore)	June 2015	2,016,705	(38,582)
207 OMX Stockholm 30 Index Contracts (Sweden)	June 2015	3,989,360	107,178
196 TSE TOPIX Index Contracts (Japan)	June 2015	26,388,108	2,335,592
TOTAL EQUITY INDEX CONTRACTS		$ 312,464,959	$ (970,609)

The face value of futures purchased as a percentage of net assets is 1.9%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
6/12/15	JPY	Goldman Sachs Bank USA	Buy	60,000,000	$ 497,932	$ (14,439)
6/12/15	JPY	Goldman Sachs Bank USA	Buy	80,000,000	670,449	(25,793)
6/12/15	JPY	Goldman Sachs Bank USA	Buy	170,000,000	1,423,999	(54,105)
6/12/15	JPY	Goldman Sachs Bank USA	Buy	200,000,000	1,673,363	(61,723)
6/12/15	JPY	Goldman Sachs Bank USA	Buy	270,000,000	2,227,162	(51,448)
6/12/15	JPY	Goldman Sachs Bank USA	Buy	1,700,000,000	14,167,848	(468,906)
6/12/15	JPY	Goldman Sachs Bank USA	Buy	1,743,000,000	14,543,785	(498,341)
6/12/15	JPY	Goldman Sachs Bank USA	Sell	323,000,000	2,705,533	102,734
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
6/12/15	JPY	Goldman Sachs Bank USA	Sell	730,000,000	$ 6,129,509	$ 247,022
6/18/15	SEK	Goldman Sachs Bank USA	Buy	3,700,000	429,378	4,695
6/18/15	SEK	Goldman Sachs Bank USA	Buy	18,000,000	2,078,289	33,417
6/18/15	SEK	Goldman Sachs Bank USA	Buy	19,200,000	2,217,986	34,500
6/18/15	SEK	Goldman Sachs Bank USA	Sell	1,100,000	132,059	3,010
6/18/15	SEK	Goldman Sachs Bank USA	Sell	4,900,000	569,701	(5,152)
6/19/15	AUD	Goldman Sachs Bank USA	Buy	300,000	227,133	2,025
6/19/15	AUD	Goldman Sachs Bank USA	Buy	400,000	310,284	(4,741)
6/19/15	AUD	Goldman Sachs Bank USA	Buy	800,000	608,256	2,831
6/19/15	AUD	Goldman Sachs Bank USA	Buy	6,550,000	4,980,620	22,654
6/19/15	AUD	Goldman Sachs Bank USA	Buy	7,000,000	5,311,285	35,726
6/19/15	AUD	Goldman Sachs Bank USA	Sell	1,200,000	947,004	30,374
6/19/15	AUD	Goldman Sachs Bank USA	Sell	2,600,000	2,024,880	38,847
6/19/15	EUR	Goldman Sachs Bank USA	Buy	500,000	547,126	2,145
6/19/15	EUR	Goldman Sachs Bank USA	Buy	800,000	852,976	25,857
6/19/15	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,115,539	(16,998)
6/19/15	EUR	Goldman Sachs Bank USA	Buy	1,200,000	1,280,173	38,076
6/19/15	EUR	Goldman Sachs Bank USA	Buy	2,800,000	2,968,644	107,270
6/19/15	EUR	Goldman Sachs Bank USA	Buy	13,400,000	14,173,180	547,267
6/19/15	EUR	Goldman Sachs Bank USA	Buy	15,000,000	15,804,735	673,378
6/19/15	EUR	Goldman Sachs Bank USA	Sell	3,700,000	4,156,580	91,979
6/19/15	EUR	Goldman Sachs Bank USA	Sell	6,600,000	7,185,618	(64,752)
6/19/15	GBP	Goldman Sachs Bank USA	Buy	200,000	294,589	11,053
6/19/15	GBP	Goldman Sachs Bank USA	Buy	600,000	930,816	(13,890)
6/19/15	GBP	Goldman Sachs Bank USA	Buy	800,000	1,204,464	18,104
6/19/15	GBP	Goldman Sachs Bank USA	Buy	1,100,000	1,625,652	55,380
6/19/15	GBP	Goldman Sachs Bank USA	Buy	8,500,000	12,547,700	442,086
6/19/15	GBP	Goldman Sachs Bank USA	Buy	10,000,000	14,747,550	534,552
6/19/15	GBP	Goldman Sachs Bank USA	Sell	1,900,000	2,915,892	12,293
6/19/15	GBP	Goldman Sachs Bank USA	Sell	3,100,000	4,599,470	(137,981)
						$ 1,699,006

* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,338,737.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,699
Fidelity Securities Lending Cash Central Fund	1,760,599
Total	$ 1,828,298
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,124,359,530	$ 1,082,695,569	$ 1,041,663,961	$ -
Consumer Staples	1,682,586,795	572,672,949	1,109,913,846	-
Energy	835,784,120	148,916,784	686,867,336	-
Financials	4,077,961,785	2,224,227,130	1,838,138,365	15,596,290
Health Care	1,766,697,279	366,216,959	1,400,480,320	-
Industrials	2,022,568,305	1,097,657,454	924,910,851	-
Information Technology	775,943,265	121,515,426	654,427,839	-
Materials	1,183,088,891	638,144,603	544,944,288	-
Telecommunication Services	746,931,890	182,354,799	564,577,091	-
Utilities	581,848,815	420,777,629	161,071,186	-
Government Obligations	16,984,779	-	16,984,779	-
Money Market Funds	354,875,502	354,875,502	-	-
Total Investments in Securities:	$ 16,169,630,956	$ 7,210,054,804	$ 8,943,979,862	$ 15,596,290
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 3,117,275	$ -	$ 3,117,275	$ -
Futures Contracts	3,060,691	3,060,691	-	-
Total Assets	$ 6,177,966	$ 3,060,691	$ 3,117,275	$ -
Liabilities
Forward Foreign Currency Contracts	$ (1,418,269)	$ -	$ (1,418,269)	$ -
Futures Contracts	(4,031,300)	(4,031,300)	-	-
Total Liabilities	$ (5,449,569)	$ (4,031,300)	$ (1,418,269)	$ -
Total Derivative Instruments:	$ 728,397	$ (970,609)	$ 1,699,006	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 2,406,921,191
Level 2 to Level 1	$ 28,470,166
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $14,830,645,202. Net unrealized appreciation aggregated $1,338,985,754, of which $3,406,688,191 related to appreciated investment securities and $2,067,702,437 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

May 31, 2015

1.816022.110

STI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	93,804	$ 2,355,418
Autoliv, Inc. (d)	118,893	14,998,352
BorgWarner, Inc.	293,970	17,682,296
Clean Diesel Technologies, Inc. (a)(d)	42,378	86,451
Cooper Tire & Rubber Co.	72,740	2,670,285
Cooper-Standard Holding, Inc. (a)(d)	18,059	1,129,952
Dana Holding Corp.	208,374	4,536,302
Delphi Automotive PLC	375,092	32,625,502
Dorman Products, Inc. (a)(d)	40,228	1,877,038
Drew Industries, Inc.	31,215	1,916,601
Federal-Mogul Corp. Class A (a)(d)	65,766	817,471
Fox Factory Holding Corp. (a)	22,891	373,352
Fuel Systems Solutions, Inc. (a)(d)	20,668	168,858
Gentex Corp.	379,939	6,527,352
Gentherm, Inc. (a)(d)	43,866	2,248,571
Johnson Controls, Inc.	854,851	44,469,349
Lear Corp.	98,330	11,408,247
Metaldyne Performance Group, Inc.	30,783	584,877
Modine Manufacturing Co. (a)	62,657	701,132
Motorcar Parts of America, Inc. (a)	25,941	746,323
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	28,606	81,241
Remy International, Inc.	45,626	1,008,335
Shiloh Industries, Inc. (a)	7,922	77,636
Spartan Motors, Inc.	44,931	204,885
Standard Motor Products, Inc. (d)	27,135	954,338
Stoneridge, Inc. (a)	33,804	403,282
Strattec Security Corp.	4,334	299,089
Superior Industries International, Inc.	32,436	625,690
Sypris Solutions, Inc.	16,848	25,272
Tenneco, Inc. (a)	83,068	4,877,753
The Goodyear Tire & Rubber Co.	346,413	11,031,522
Tower International, Inc. (a)	25,690	706,732
UQM Technologies, Inc. (a)(d)	38,648	34,783
Visteon Corp. (a)	54,951	6,018,234
		174,272,521
Automobiles - 0.6%
Ford Motor Co.	5,120,371	77,676,028
General Motors Co.	1,746,803	62,832,504
Harley-Davidson, Inc.	273,058	14,605,872
Tesla Motors, Inc. (a)(d)	125,324	31,431,259
Thor Industries, Inc.	59,325	3,624,164
Winnebago Industries, Inc. (d)	39,123	850,143
		191,019,970

	Shares	Value
Distributors - 0.1%
Core-Mark Holding Co., Inc.	30,231	$ 1,623,707
Genuine Parts Co.	198,572	17,964,809
LKQ Corp. (a)	390,320	11,151,442
Pool Corp.	56,544	3,747,736
VOXX International Corp. (a)	18,073	154,524
Weyco Group, Inc.	5,169	144,784
		34,787,002
Diversified Consumer Services - 0.2%
2U, Inc. (a)(d)	16,412	455,597
American Public Education, Inc. (a)(d)	20,589	497,636
Apollo Education Group, Inc. Class A (non-vtg.) (a)	121,425	2,013,227
Ascent Capital Group, Inc. (a)(d)	16,905	681,779
Bridgepoint Education, Inc. (a)	14,228	132,320
Bright Horizons Family Solutions, Inc. (a)(d)	47,641	2,652,174
Capella Education Co.	13,812	735,765
Career Education Corp. (a)	70,894	267,270
Carriage Services, Inc. (d)	24,048	598,314
Chegg, Inc. (a)(d)	67,008	509,931
Collectors Universe, Inc.	4,772	102,025
DeVry, Inc.	76,042	2,418,896
Graham Holdings Co.	5,627	6,026,517
Grand Canyon Education, Inc. (a)	62,360	2,663,396
H&R Block, Inc.	347,442	11,024,335
Houghton Mifflin Harcourt Co. (a)	193,881	5,114,581
ITT Educational Services, Inc. (a)(d)	22,063	96,415
K12, Inc. (a)	35,687	488,555
Liberty Tax, Inc. (d)	5,083	120,874
LifeLock, Inc. (a)(d)	108,404	1,649,909
Lincoln Educational Services Corp.	15,671	38,864
National American University Holdings, Inc.	5,378	16,726
Regis Corp. (a)	52,945	855,591
Service Corp. International	256,776	7,461,911
ServiceMaster Global Holdings, Inc.	90,710	3,046,949
Sotheby's Class A (Ltd. vtg.)	74,799	3,353,239
Steiner Leisure Ltd. (a)	15,523	761,558
Strayer Education, Inc. (a)	14,558	667,193
Universal Technical Institute, Inc.	29,419	247,120
Weight Watchers International, Inc. (a)(d)	34,295	187,937
		54,886,604
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc. (a)	24,177	60,684
ARAMARK Holdings Corp.	267,350	8,381,423
Belmond Ltd. Class A (a)	110,162	1,343,976
Biglari Holdings, Inc. (a)	2,475	874,393
BJ's Restaurants, Inc. (a)(d)	35,904	1,643,685
Bloomin' Brands, Inc.	158,816	3,567,007
Bob Evans Farms, Inc.	27,901	1,281,493
Boyd Gaming Corp. (a)	92,406	1,322,330
Bravo Brio Restaurant Group, Inc. (a)	12,451	166,843
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Brinker International, Inc.	84,914	$ 4,685,555
Buffalo Wild Wings, Inc. (a)(d)	25,209	3,848,658
Caesars Entertainment Corp. (a)(d)	56,403	527,932
Carnival Corp. unit	580,945	26,915,182
Carrols Restaurant Group, Inc. (a)	34,793	348,626
Century Casinos, Inc. (a)	28,742	175,614
Chipotle Mexican Grill, Inc. (a)	39,866	24,538,320
Choice Hotels International, Inc.	44,031	2,490,834
Churchill Downs, Inc.	15,167	1,891,022
Chuy's Holdings, Inc. (a)(d)	19,492	506,597
ClubCorp Holdings, Inc.	54,334	1,235,012
Cosi, Inc. (a)(d)	30,434	72,737
Cracker Barrel Old Country Store, Inc. (d)	30,571	4,312,957
Darden Restaurants, Inc.	168,973	11,074,490
Dave & Buster's Entertainment, Inc.	14,744	466,353
Del Frisco's Restaurant Group, Inc. (a)	28,720	534,192
Denny's Corp. (a)	117,334	1,223,794
Diamond Resorts International, Inc. (a)	93,410	2,905,051
DineEquity, Inc.	19,807	1,933,163
Domino's Pizza, Inc.	71,473	7,766,256
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,704
Dover Motorsports, Inc.	9,993	23,783
Dunkin' Brands Group, Inc.	131,377	7,010,277
El Pollo Loco Holdings, Inc. (a)(d)	17,802	369,213
Eldorado Resorts, Inc. (a)	23,562	192,266
Empire Resorts, Inc. (a)(d)	20,107	94,302
Entertainment Gaming Asia, Inc.	2,060	5,171
Extended Stay America, Inc. unit	81,175	1,591,842
Famous Dave's of America, Inc. (a)(d)	7,623	158,635
Fiesta Restaurant Group, Inc. (a)(d)	33,170	1,543,400
Frisch's Restaurants, Inc.	500	17,030
Good Times Restaurants, Inc. (a)	7,939	72,880
Habit Restaurants, Inc. Class A	13,363	469,442
Hilton Worldwide Holdings, Inc. (a)	676,619	19,594,886
Hyatt Hotels Corp. Class A (a)(d)	74,342	4,271,691
Ignite Restaurant Group, Inc. (a)(d)	4,841	17,912
International Speedway Corp. Class A	32,760	1,219,655
Interval Leisure Group, Inc.	54,818	1,426,364
Intrawest Resorts Holdings, Inc. (a)	22,150	278,204
Isle of Capri Casinos, Inc. (a)	30,947	439,757
Jack in the Box, Inc.	48,147	4,179,641
Jamba, Inc. (a)(d)	19,136	292,972
Kona Grill, Inc. (a)(d)	8,466	172,029
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,424,658
La Quinta Holdings, Inc. (a)	115,379	2,868,322
Lakes Entertainment, Inc. (a)	1,436	12,622
Las Vegas Sands Corp.	476,928	24,242,250
Life Time Fitness, Inc. (a)	49,894	3,587,379
Luby's, Inc. (a)	14,614	75,847

	Shares	Value
Marcus Corp.	22,859	$ 448,036
Marriott International, Inc. Class A	264,168	20,602,462
Marriott Vacations Worldwide Corp.	38,724	3,418,555
McDonald's Corp.	1,245,633	119,493,574
MGM Mirage, Inc. (a)	532,923	10,685,106
Monarch Casino & Resort, Inc. (a)	11,528	223,413
Morgans Hotel Group Co. (a)	27,678	189,871
Nathan's Famous, Inc. (a)	3,561	139,093
Noodles & Co. (a)(d)	16,951	246,129
Norwegian Cruise Line Holdings Ltd. (a)	173,957	9,491,094
Panera Bread Co. Class A (a)(d)	32,699	5,951,218
Papa John's International, Inc. (d)	38,520	2,646,709
Papa Murphy's Holdings, Inc.	3,269	56,161
Penn National Gaming, Inc. (a)(d)	107,531	1,788,241
Pinnacle Entertainment, Inc. (a)	76,934	2,844,250
Popeyes Louisiana Kitchen, Inc. (a)(d)	27,974	1,555,634
Potbelly Corp. (a)(d)	17,598	247,252
Premier Exhibitions, Inc. (a)	774	3,475
Rave Restaurant Group, Inc. (a)(d)	9,079	118,299
RCI Hospitality Holdings, Inc. (a)	5,726	69,743
Red Lion Hotels Corp. (a)	3,129	22,873
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,762,781
Royal Caribbean Cruises Ltd.	211,617	16,078,660
Ruby Tuesday, Inc. (a)(d)	88,086	549,657
Ruth's Hospitality Group, Inc.	33,916	499,583
Scientific Games Corp. Class A (a)(d)	70,193	1,068,337
SeaWorld Entertainment, Inc.	80,309	1,734,674
Shake Shack, Inc. Class A (d)	5,603	463,984
Six Flags Entertainment Corp.	119,451	5,836,376
Sonic Corp. (d)	105,686	3,185,376
Speedway Motorsports, Inc.	16,331	357,976
Starbucks Corp.	1,941,036	100,856,231
Starwood Hotels & Resorts Worldwide, Inc.	224,097	18,546,268
Texas Roadhouse, Inc. Class A	84,910	2,973,548
The Cheesecake Factory, Inc.	58,805	3,032,574
Town Sports International Holdings, Inc.	13,107	44,040
Vail Resorts, Inc.	48,275	5,008,049
Wendy's Co.	363,065	4,080,851
Wyndham Worldwide Corp.	153,410	13,026,043
Wynn Resorts Ltd. (d)	104,519	10,524,018
Yum! Brands, Inc.	560,288	50,487,552
Zoe's Kitchen, Inc. (a)(d)	18,893	598,530
		612,704,609
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	9,782	277,418
Beazer Homes U.S.A., Inc. (a)(d)	40,506	742,070
Blyth, Inc. (a)(d)	16,038	112,266
Cavco Industries, Inc. (a)(d)	9,813	711,737
Century Communities, Inc.	5,201	107,401
Comstock Holding Companies, Inc. Class A (a)	10,474	5,970
CSS Industries, Inc.	16,118	444,696
D.R. Horton, Inc.	427,887	11,176,408
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dixie Group, Inc. (a)(d)	6,244	$ 60,567
Emerson Radio Corp. (a)	23,724	32,502
Ethan Allen Interiors, Inc. (d)	36,464	915,246
Flexsteel Industries, Inc.	6,435	243,050
Garmin Ltd. (d)	158,835	7,223,816
GoPro, Inc. Class A	35,941	1,993,288
Green Brick Partners, Inc. (a)	8,033	78,161
Harman International Industries, Inc.	88,355	10,648,545
Helen of Troy Ltd. (a)	38,566	3,374,139
Hooker Furniture Corp.	13,495	341,019
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	574,008
Installed Building Products, Inc. (a)(d)	20,583	441,300
iRobot Corp. (a)(d)	34,979	1,117,579
Jarden Corp. (a)(d)	229,729	12,189,421
KB Home (d)	106,687	1,576,834
Koss Corp. (a)	2,669	7,313
La-Z-Boy, Inc.	61,531	1,632,417
Leggett & Platt, Inc.	173,875	8,220,810
Lennar Corp. Class A (d)	228,422	10,651,318
LGI Homes, Inc. (a)(d)	15,810	298,019
Libbey, Inc.	27,649	1,092,136
Lifetime Brands, Inc.	10,885	158,159
M.D.C. Holdings, Inc. (d)	56,801	1,588,156
M/I Homes, Inc. (a)(d)	24,871	578,748
Meritage Homes Corp. (a)(d)	46,552	2,041,771
Mohawk Industries, Inc. (a)	81,448	15,201,455
NACCO Industries, Inc. Class A	6,219	355,851
New Home Co. LLC (a)(d)	11,951	187,153
Newell Rubbermaid, Inc.	345,808	13,669,790
NVR, Inc. (a)(d)	5,106	6,947,224
PulteGroup, Inc.	423,741	8,127,352
Ryland Group, Inc. (d)	55,709	2,343,678
Skullcandy, Inc. (a)(d)	12,653	94,898
Skyline Corp. (a)	21,741	69,571
Standard Pacific Corp. (a)(d)	260,082	2,143,076
Stanley Furniture Co., Inc. (a)	5,699	17,781
Taylor Morrison Home Corp. (a)	40,708	783,222
Tempur Sealy International, Inc. (a)	77,647	4,626,985
Toll Brothers, Inc. (a)	207,192	7,494,135
TRI Pointe Homes, Inc. (a)	234,174	3,376,789
Tupperware Brands Corp.	65,324	4,294,400
Turtle Beach Corp. (a)	6,672	12,076
UCP, Inc. (a)	9,479	77,443
Universal Electronics, Inc. (a)	22,307	1,155,949
WCI Communities, Inc. (a)	24,951	580,111
Whirlpool Corp.	100,444	18,506,807
William Lyon Homes, Inc. (a)(d)	19,764	447,259
Zagg, Inc. (a)(d)	38,365	357,178
		171,526,471

	Shares	Value
Internet & Catalog Retail - 1.3%
1-800-FLOWERS.com, Inc. Class A (a)(d)	31,570	$ 300,231
Amazon.com, Inc. (a)	493,604	211,869,645
Blue Nile, Inc. (a)(d)	17,894	494,053
EVINE Live, Inc. (a)	41,726	138,113
Expedia, Inc.	127,278	13,651,838
FTD Companies, Inc. (a)(d)	25,393	699,069
Gaiam, Inc. Class A (a)	12,609	82,967
Geeknet, Inc. (a)	2,810	55,919
Groupon, Inc. Class A (a)(d)	528,507	3,371,875
HSN, Inc.	40,566	2,722,384
Lands' End, Inc. (a)(d)	17,098	502,852
Liberty Interactive Corp.:
(Venture Group) Series A (a)	170,861	7,090,732
Series A (a)	604,416	16,905,516
Liberty TripAdvisor Holdings, Inc. (a)	92,302	2,582,610
Netflix, Inc. (a)	78,300	48,863,898
NutriSystem, Inc. (d)	38,425	874,553
Orbitz Worldwide, Inc. (a)(d)	134,938	1,520,751
Overstock.com, Inc. (a)(d)	16,325	353,110
PetMed Express, Inc. (d)	32,292	538,953
Priceline Group, Inc. (a)	67,100	78,643,884
Shutterfly, Inc. (a)(d)	48,378	2,249,577
Travelport Worldwide Ltd. (d)	47,899	732,376
TripAdvisor, Inc. (a)	143,042	10,908,383
U.S. Auto Parts Network, Inc. (a)	5,048	11,358
Wayfair LLC Class A (d)	16,136	482,305
zulily, Inc. Class A (a)(d)	24,900	329,303
		405,976,255
Leisure Products - 0.1%
Arctic Cat, Inc.	18,718	619,191
Black Diamond, Inc. (a)(d)	32,583	301,719
Brunswick Corp.	120,580	6,154,403
Callaway Golf Co.	101,218	955,498
Escalade, Inc.	7,022	128,362
Hasbro, Inc.	143,066	10,319,351
JAKKS Pacific, Inc. (a)(d)	19,661	150,996
Johnson Outdoors, Inc. Class A	3,505	84,015
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	173,829
Malibu Boats, Inc. Class A (a)(d)	15,005	314,655
Marine Products Corp.	11,741	72,442
Mattel, Inc. (d)	441,028	11,382,933
Nautilus, Inc. (a)	41,820	883,238
Polaris Industries, Inc.	78,738	11,263,471
Smith & Wesson Holding Corp. (a)	80,794	1,188,480
Sturm, Ruger & Co., Inc. (d)	24,417	1,312,170
Summer Infant, Inc. (a)	32,605	81,186
Vista Outdoor, Inc. (a)	82,746	3,813,763
		49,199,702
Media - 3.6%
A.H. Belo Corp. Class A	22,177	128,848
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
AMC Entertainment Holdings, Inc. Class A	19,892	$ 575,078
AMC Networks, Inc. Class A (a)(d)	76,803	6,035,948
Ballantyne of Omaha, Inc. (a)	17,964	83,712
Cablevision Systems Corp. - NY Group Class A (d)	270,372	6,626,818
Carmike Cinemas, Inc. (a)	27,589	767,802
CBS Corp. Class B	596,064	36,789,070
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	131,611
Charter Communications, Inc. Class A (a)(d)	106,906	19,138,312
Cinedigm Corp. (a)(d)	56,149	49,164
Cinemark Holdings, Inc.	129,498	5,248,554
Clear Channel Outdoor Holding, Inc. Class A (a)	47,329	531,505
Comcast Corp. Class A	3,297,250	192,757,235
Crown Media Holdings, Inc. Class A (a)	42,094	171,744
Cumulus Media, Inc. Class A (a)(d)	143,016	337,518
Dex Media, Inc. (a)(d)	8,222	6,907
DIRECTV (a)	650,436	59,215,693
Discovery Communications, Inc.:
Class A (a)(d)	247,368	8,395,670
Class C (non-vtg.) (a)	302,473	9,511,263
DISH Network Corp. Class A (a)	272,544	19,293,390
DreamWorks Animation SKG, Inc. Class A (a)(d)	90,531	2,439,810
E.W. Scripps Co. Class A	70,318	1,647,551
Emmis Communications Corp. Class A (a)	7,973	9,807
Entercom Communications Corp. Class A (a)(d)	21,235	241,654
Entravision Communication Corp. Class A	63,982	431,879
Gannett Co., Inc.	289,161	10,349,072
Global Eagle Entertainment, Inc. (a)(d)	63,441	860,894
Gray Television, Inc. (a)	69,925	1,116,003
Harte-Hanks, Inc.	45,482	284,717
Hemisphere Media Group, Inc. (a)	3,383	41,509
Insignia Systems, Inc. (a)	5,038	14,560
Interpublic Group of Companies, Inc.	525,417	10,729,015
John Wiley & Sons, Inc. Class A	64,847	3,762,423
Journal Media Group, Inc.	21,889	175,331
Lee Enterprises, Inc. (a)(d)	58,988	177,554
Liberty Broadband Corp.:
Class A (a)	33,151	1,787,170
Class C (a)	99,103	5,300,028
Liberty Global PLC:
Class A (a)	326,726	18,796,547
Class C (a)	773,301	41,564,929
Liberty Media Corp.:
Class A (a)	142,736	5,468,930

	Shares	Value
Class C (a)	251,145	$ 9,533,464
Lions Gate Entertainment Corp.	114,948	3,803,629
Live Nation Entertainment, Inc. (a)	201,074	5,750,716
Loral Space & Communications Ltd. (a)	17,760	1,186,190
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	204,126
Media General, Inc. (a)(d)	117,961	1,953,434
Meredith Corp.	48,888	2,581,286
Morningstar, Inc.	31,944	2,469,271
National CineMedia, Inc.	75,382	1,200,835
New Media Investment Group, Inc.	54,682	1,204,098
News Corp. Class A (a)	656,529	9,946,414
Nexstar Broadcasting Group, Inc. Class A	36,586	2,081,378
Omnicom Group, Inc.	313,455	23,361,801
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	113,823
ReachLocal, Inc. (a)(d)	5,194	14,907
Reading International, Inc. Class A (a)	17,900	239,323
Regal Entertainment Group Class A	109,971	2,304,992
Rentrak Corp. (a)(d)	14,912	1,012,674
RLJ Entertainment, Inc. (a)	17,180	11,167
Saga Communications, Inc. Class A	3,882	153,417
Salem Communications Corp. Class A	1,732	8,140
Scholastic Corp.	34,714	1,543,037
Scripps Networks Interactive, Inc. Class A	128,495	8,610,450
SFX Entertainment, Inc. (a)(d)	45,804	223,065
Sinclair Broadcast Group, Inc. Class A	88,523	2,659,231
Sirius XM Holdings, Inc. (a)(d)	3,419,159	13,197,954
Sizmek, Inc. (a)	26,444	184,844
Spanish Broadcasting System, Inc. Class A (a)	698	4,167
Starz Series A (a)(d)	139,413	5,849,769
The Madison Square Garden Co. Class A (a)	76,074	6,499,002
The McClatchy Co. Class A (a)	60,729	66,195
The New York Times Co. Class A (d)	162,888	2,264,143
The Walt Disney Co.	2,024,096	223,399,476
Time Warner Cable, Inc. (d)	362,100	65,500,269
Time Warner, Inc.	1,075,854	90,888,146
Time, Inc.	144,432	3,251,164
Townsquare Media, Inc.	1,285	16,795
Tribune Media Co. Class A	118,798	6,296,294
Tribune Publishing Co.	24,064	359,035
Twenty-First Century Fox, Inc. Class A	2,359,528	79,280,141
Viacom, Inc. Class B (non-vtg.)	472,725	31,615,848
World Wrestling Entertainment, Inc. Class A (d)	44,310	633,633
		1,082,472,968
Multiline Retail - 0.7%
Big Lots, Inc. (d)	72,215	3,170,239
Burlington Stores, Inc. (a)	96,299	5,081,698
Dillard's, Inc. Class A	32,687	3,792,019
Dollar General Corp.	390,430	28,341,314
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar Tree, Inc. (a)(d)	265,897	$ 19,939,616
Family Dollar Stores, Inc.	125,022	9,691,705
Fred's, Inc. Class A (d)	47,418	830,763
Gordmans Stores, Inc. (a)	10,233	56,486
JC Penney Corp., Inc. (a)(d)	397,600	3,415,384
Kohl's Corp.	259,683	17,006,640
Macy's, Inc.	440,381	29,483,508
Nordstrom, Inc.	179,776	13,058,929
Sears Holdings Corp. (a)(d)	64,162	2,755,758
Target Corp.	823,087	65,287,261
The Bon-Ton Stores, Inc. (d)	19,775	115,684
Tuesday Morning Corp. (a)(d)	61,992	794,737
		202,821,741
Specialty Retail - 2.5%
Aarons, Inc. Class A	97,238	3,406,247
Abercrombie & Fitch Co. Class A (d)	93,188	1,907,558
Advance Auto Parts, Inc. (d)	94,088	14,416,163
Aeropostale, Inc. (a)(d)	110,952	209,699
America's Car Mart, Inc. (a)(d)	10,422	552,991
American Eagle Outfitters, Inc. (d)	220,321	3,606,655
ANN, Inc. (a)	63,750	2,980,313
Asbury Automotive Group, Inc. (a)(d)	40,476	3,445,317
Ascena Retail Group, Inc. (a)(d)	169,593	2,506,585
AutoNation, Inc. (a)	105,216	6,566,531
AutoZone, Inc. (a)	41,156	27,723,505
Barnes & Noble, Inc. (a)(d)	58,013	1,364,466
bebe stores, Inc. (d)	66,951	174,073
Bed Bath & Beyond, Inc. (a)(d)	224,686	16,024,606
Best Buy Co., Inc.	375,044	13,014,027
Big 5 Sporting Goods Corp.	16,237	235,924
Books-A-Million, Inc. (a)	4,414	13,728
Boot Barn Holdings, Inc. (d)	12,015	293,887
Build-A-Bear Workshop, Inc. (a)	15,205	244,648
Cabela's, Inc. Class A (a)	59,969	3,058,419
Caleres, Inc.	56,993	1,762,793
CarMax, Inc. (a)(d)	272,510	19,359,110
Chico's FAS, Inc.	193,672	3,216,892
Christopher & Banks Corp. (a)(d)	57,707	331,238
Citi Trends, Inc. (a)	14,433	347,114
Conn's, Inc. (a)(d)	31,322	1,158,601
CST Brands, Inc.	101,651	4,042,660
Destination Maternity Corp.	22,235	244,363
Destination XL Group, Inc. (a)(d)	42,389	205,587
Dick's Sporting Goods, Inc.	126,777	6,810,460
DSW, Inc. Class A	85,923	2,977,232
Express, Inc. (a)	106,219	1,873,703
Finish Line, Inc. Class A	58,534	1,531,835
Five Below, Inc. (a)(d)	68,254	2,269,446
Foot Locker, Inc. (d)	180,138	11,384,722
Francesca's Holdings Corp. (a)(d)	57,702	904,190
GameStop Corp. Class A (d)	139,482	6,054,914

	Shares	Value
Gap, Inc. (d)	347,917	$ 13,335,659
Genesco, Inc. (a)	32,141	2,127,413
GNC Holdings, Inc.	113,411	5,051,326
Group 1 Automotive, Inc.	26,617	2,190,845
Guess?, Inc. (d)	92,962	1,630,553
Haverty Furniture Companies, Inc.	22,550	473,776
hhgregg, Inc. (a)(d)	15,184	58,458
Hibbett Sports, Inc. (a)(d)	34,547	1,608,163
Home Depot, Inc.	1,705,569	190,034,498
Kirkland's, Inc.	21,240	557,975
L Brands, Inc.	315,482	27,295,503
Lithia Motors, Inc. Class A (sub. vtg.)	27,731	2,951,965
Lowe's Companies, Inc.	1,254,471	87,787,881
Lumber Liquidators Holdings, Inc. (a)(d)	34,626	706,370
MarineMax, Inc. (a)	36,815	880,615
Mattress Firm Holding Corp. (a)(d)	21,081	1,245,465
Michaels Companies, Inc.	61,364	1,678,919
Monro Muffler Brake, Inc. (d)	39,787	2,347,831
Murphy U.S.A., Inc. (a)(d)	55,943	3,257,561
New York & Co., Inc. (a)	19,427	49,345
O'Reilly Automotive, Inc. (a)	130,844	28,724,183
Office Depot, Inc. (a)(d)	634,896	5,885,486
Outerwall, Inc.	30,388	2,329,544
Pacific Sunwear of California, Inc. (a)	60,120	93,186
Penske Automotive Group, Inc.	59,093	3,049,790
Perfumania Holdings, Inc. (a)	876	4,722
Pier 1 Imports, Inc. (d)	118,802	1,509,973
Rent-A-Center, Inc. (d)	68,968	2,086,282
Restoration Hardware Holdings, Inc. (a)(d)	47,520	4,322,419
Ross Stores, Inc.	266,381	25,751,051
Sally Beauty Holdings, Inc. (a)	197,231	6,155,580
Sears Hometown & Outlet Stores, Inc. (a)(d)	10,000	70,500
Select Comfort Corp. (a)	68,724	2,140,753
Shoe Carnival, Inc.	21,330	589,561
Signet Jewelers Ltd.	103,670	13,407,641
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	939,207
Sportsman's Warehouse Holdings, Inc. (a)(d)	17,732	171,823
Stage Stores, Inc.	38,699	626,537
Staples, Inc. (d)	834,079	13,733,111
Stein Mart, Inc.	33,638	357,236
Systemax, Inc. (a)	10,113	84,444
The Buckle, Inc. (d)	40,527	1,725,640
The Cato Corp. Class A (sub. vtg.)	30,985	1,155,431
The Children's Place Retail Stores, Inc.	27,695	1,811,253
The Container Store Group, Inc. (a)(d)	22,029	404,452
The Men's Wearhouse, Inc.	59,208	3,434,656
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	848,529
Tiffany & Co., Inc.	145,583	13,645,495
Tile Shop Holdings, Inc. (a)(d)	33,873	422,396
Tilly's, Inc. (a)	14,113	136,049
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	888,285	$ 57,187,788
Tractor Supply Co.	176,342	15,366,442
Trans World Entertainment Corp. (a)	2,977	11,521
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	82,672	12,617,401
Urban Outfitters, Inc. (a)	126,843	4,360,862
Vitamin Shoppe, Inc. (a)(d)	37,155	1,475,054
West Marine, Inc. (a)	16,394	156,071
Williams-Sonoma, Inc.	111,639	8,775,942
Winmark Corp.	1,991	183,033
Zumiez, Inc. (a)(d)	31,066	927,631
		748,168,998
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	100,872	58,506
Carter's, Inc.	67,895	7,008,122
Cherokee, Inc.	20,319	485,624
Coach, Inc.	352,907	12,482,321
Columbia Sportswear Co.	34,426	1,929,577
Crocs, Inc. (a)(d)	99,425	1,495,352
Culp, Inc.	9,099	239,759
Deckers Outdoor Corp. (a)	43,271	2,948,919
Delta Apparel, Inc. (a)	1,905	26,384
Fossil Group, Inc. (a)(d)	55,600	3,948,156
G-III Apparel Group Ltd. (a)(d)	50,236	2,856,419
Hanesbrands, Inc. (d)	532,784	16,974,498
Iconix Brand Group, Inc. (a)(d)	61,164	1,579,254
Joe's Jeans, Inc. (a)	32,503	4,875
Kate Spade & Co. (a)	163,000	4,039,140
Lakeland Industries, Inc. (a)(d)	3,598	36,700
lululemon athletica, Inc. (a)(d)	134,878	8,064,356
Michael Kors Holdings Ltd. (a)	258,141	12,003,557
Movado Group, Inc. (d)	22,005	575,651
NIKE, Inc. Class B	903,491	91,857,930
Oxford Industries, Inc.	19,698	1,494,487
Perry Ellis International, Inc. (a)(d)	15,961	392,002
PVH Corp.	106,945	11,190,725
Quiksilver, Inc. (a)(d)	190,833	261,441
Ralph Lauren Corp.	77,459	10,100,654
Rocky Brands, Inc.	8,326	159,609
Sequential Brands Group, Inc. (a)(d)	30,634	427,957
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	52,325	5,539,648
Steven Madden Ltd. (a)	86,611	3,272,164
Superior Uniform Group, Inc.	11,974	226,309
Tumi Holdings, Inc. (a)	75,723	1,461,454
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	223,343	17,512,325
Unifi, Inc. (a)	18,843	612,774
Vera Bradley, Inc. (a)(d)	29,957	405,618
VF Corp.	443,167	31,212,252

	Shares	Value
Vince Holding Corp. (a)(d)	20,302	$ 323,208
Wolverine World Wide, Inc. (d)	136,279	4,003,877
		257,211,604
TOTAL CONSUMER DISCRETIONARY		3,985,048,445
CONSUMER STAPLES - 8.2%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(d)	11,423	3,013,159
Brown-Forman Corp. Class B (non-vtg.)	200,994	18,947,704
Castle Brands, Inc. (a)	38,689	58,034
Coca-Cola Bottling Co. Consolidated	6,914	785,223
Coca-Cola Enterprises, Inc.	288,966	12,780,966
Constellation Brands, Inc. Class A (sub. vtg.)	217,896	25,687,759
Craft Brew Alliance, Inc. (a)(d)	6,981	75,116
Dr. Pepper Snapple Group, Inc.	244,262	18,720,240
MGP Ingredients, Inc.	14,349	253,116
Molson Coors Brewing Co. Class B	208,248	15,281,238
Monster Beverage Corp. (a)	188,949	24,049,429
National Beverage Corp. (a)	15,122	313,025
PepsiCo, Inc.	1,918,903	185,039,816
Primo Water Corp. (a)	8,907	56,203
REED'S, Inc. (a)(d)	1,830	11,145
The Coca-Cola Co.	5,094,455	208,668,877
		513,741,050
Food & Staples Retailing - 2.0%
Andersons, Inc. (d)	32,320	1,433,069
Casey's General Stores, Inc.	50,079	4,366,388
Chefs' Warehouse Holdings (a)(d)	22,894	429,263
Costco Wholesale Corp.	570,054	81,284,000
CVS Health Corp.	1,454,392	148,900,653
Diplomat Pharmacy, Inc. (d)	44,224	1,709,258
Fairway Group Holdings Corp. (a)(d)	15,014	67,863
Fresh Market, Inc. (a)(d)	59,148	1,877,949
Ingles Markets, Inc. Class A (d)	19,385	947,539
Kroger Co.	633,481	46,117,417
Liberator Medical Holdings, Inc.	55,593	145,654
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	292,505
PriceSmart, Inc. (d)	26,710	2,177,933
Rite Aid Corp. (a)	1,173,685	10,234,533
Roundy's, Inc. (a)(d)	53,080	185,249
Smart & Final Stores, Inc.	46,551	786,712
SpartanNash Co.	50,930	1,592,072
Sprouts Farmers Market LLC (a)(d)	187,500	5,623,125
SUPERVALU, Inc. (a)(d)	276,727	2,443,499
Sysco Corp.	763,180	28,359,769
United Natural Foods, Inc. (a)(d)	66,521	4,461,563
Village Super Market, Inc. Class A	6,879	220,266
Wal-Mart Stores, Inc.	2,051,277	152,348,343
Walgreens Boots Alliance, Inc.	1,131,564	97,133,454
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Weis Markets, Inc.	16,523	$ 713,298
Whole Foods Market, Inc. (d)	463,758	19,125,380
		612,976,754
Food Products - 1.6%
Alico, Inc.	4,002	197,459
Archer Daniels Midland Co.	817,747	43,217,929
B&G Foods, Inc. Class A	77,184	2,388,073
Boulder Brands, Inc. (a)(d)	68,009	627,043
Bunge Ltd.	188,363	17,434,879
Cal-Maine Foods, Inc. (d)	44,003	2,494,530
Calavo Growers, Inc. (d)	20,904	1,054,607
Campbell Soup Co. (d)	234,413	11,331,524
Coffee Holding Co., Inc. (a)	3,401	16,444
ConAgra Foods, Inc.	554,248	21,399,515
Darling International, Inc. (a)	211,201	3,315,856
Dean Foods Co. (d)	129,419	2,383,898
Diamond Foods, Inc. (a)	29,572	841,619
Farmer Brothers Co. (a)(d)	6,937	170,303
Flowers Foods, Inc.	244,489	5,491,223
Fresh Del Monte Produce, Inc.	55,694	2,096,322
Freshpet, Inc. (d)	24,280	481,715
General Mills, Inc.	778,521	43,713,954
Hormel Foods Corp.	178,475	10,212,340
Ingredion, Inc.	91,194	7,475,172
Inventure Foods, Inc. (a)(d)	20,016	190,152
J&J Snack Foods Corp.	19,285	2,078,923
John B. Sanfilippo & Son, Inc.	10,819	547,550
Kellogg Co.	329,992	20,713,598
Keurig Green Mountain, Inc.	156,725	13,515,964
Kraft Foods Group, Inc.	762,258	64,372,688
Lancaster Colony Corp.	25,658	2,289,720
Landec Corp. (a)	30,155	430,915
Lifeway Foods, Inc. (a)	1,962	35,041
Limoneira Co. (d)	13,723	296,966
McCormick & Co., Inc. (non-vtg.) (d)	167,367	13,138,310
Mead Johnson Nutrition Co. Class A	260,064	25,304,227
Mondelez International, Inc.	2,132,304	88,682,523
Omega Protein Corp. (a)	32,056	440,770
Pilgrim's Pride Corp. (d)	80,459	2,058,141
Pinnacle Foods, Inc.	140,640	5,927,976
Post Holdings, Inc. (a)(d)	66,502	2,876,877
Sanderson Farms, Inc. (d)	25,904	2,111,953
Seaboard Corp. (a)(d)	372	1,275,960
Seneca Foods Corp. Class A (a)	7,029	198,218
Snyders-Lance, Inc.	71,200	2,126,744
The Hain Celestial Group, Inc. (a)(d)	134,011	8,478,876
The Hershey Co.	192,067	17,835,342
The J.M. Smucker Co.	130,655	15,489,150
Tootsie Roll Industries, Inc. (d)	37,180	1,142,913
TreeHouse Foods, Inc. (a)(d)	55,577	3,964,307

	Shares	Value
Tyson Foods, Inc. Class A	376,188	$ 15,969,181
WhiteWave Foods Co. (a)	221,847	10,655,311
		498,492,701
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	51,499	502,630
Church & Dwight Co., Inc.	170,767	14,339,305
Clorox Co.	168,280	18,117,025
Colgate-Palmolive Co.	1,107,529	73,971,862
Energizer Holdings, Inc.	78,749	11,157,946
HRG Group, Inc. (a)	170,026	2,230,741
Kimberly-Clark Corp.	474,131	51,613,901
Oil-Dri Corp. of America	2,105	65,423
Orchids Paper Products Co.	7,243	162,968
Procter & Gamble Co.	3,504,506	274,718,225
Spectrum Brands Holdings, Inc.	35,012	3,383,910
WD-40 Co.	17,410	1,468,882
		451,732,818
Personal Products - 0.2%
Avon Products, Inc. (d)	550,478	3,699,212
Coty, Inc. Class A	84,690	2,111,322
Cyanotech Corp. (a)	2,300	21,390
Elizabeth Arden, Inc. (a)(d)	31,918	449,086
Estee Lauder Companies, Inc. Class A	290,030	25,357,323
Herbalife Ltd. (a)(d)	90,139	4,689,932
Inter Parfums, Inc.	25,837	863,731
LifeVantage Corp. (a)	89,798	60,156
Mannatech, Inc. (a)	599	12,567
MediFast, Inc. (a)(d)	14,005	450,821
Nature's Sunshine Products, Inc.	6,985	89,618
Nu Skin Enterprises, Inc. Class A (d)	81,268	4,112,161
Nutraceutical International Corp. (a)	7,518	164,945
Revlon, Inc. (a)	19,191	708,340
Synutra International, Inc. (a)	17,187	114,465
The Female Health Co. (d)	11,731	27,920
USANA Health Sciences, Inc. (a)(d)	12,622	1,616,752
		44,549,741
Tobacco - 1.2%
22nd Century Group, Inc. (a)(d)	13,751	14,714
Alliance One International, Inc. (a)	89,449	121,651
Altria Group, Inc.	2,547,376	130,425,651
Lorillard, Inc.	460,342	33,365,588
Philip Morris International, Inc.	2,006,929	166,715,592
Reynolds American, Inc.	400,843	30,764,700
Universal Corp. (d)	28,408	1,462,728
Vector Group Ltd. (d)	108,517	2,399,311
		365,269,935
TOTAL CONSUMER STAPLES		2,486,762,999
Common Stocks - continued
	Shares	Value
ENERGY - 7.3%
Energy Equipment & Services - 1.4%
Aspen Aerogels, Inc.	9,858	$ 68,020
Atwood Oceanics, Inc. (d)	74,378	2,288,611
Baker Hughes, Inc.	563,172	36,302,067
Basic Energy Services, Inc. (a)(d)	48,473	422,200
Bristow Group, Inc. (d)	42,605	2,471,090
C&J Energy Services Ltd. (a)(d)	59,040	887,371
Cameron International Corp. (a)	250,156	12,840,507
Carbo Ceramics, Inc. (d)	26,245	1,119,349
Core Laboratories NV (d)	55,249	6,490,653
Dawson Geophysical Co. (a)	19,081	103,228
Diamond Offshore Drilling, Inc. (d)	88,657	2,689,853
Dresser-Rand Group, Inc. (a)	96,952	8,202,139
Dril-Quip, Inc. (a)	48,739	3,683,694
ENGlobal Corp. (a)	5,637	8,456
Ensco PLC Class A	299,170	7,030,495
Era Group, Inc. (a)(d)	30,759	645,939
Exterran Holdings, Inc.	90,110	2,979,037
FMC Technologies, Inc. (a)	298,681	12,481,879
FMSA Holdings, Inc. (d)	47,597	425,041
Forbes Energy Services Ltd. (a)(d)	500	695
Forum Energy Technologies, Inc. (a)	82,786	1,716,982
Frank's International NV (d)	47,687	945,156
Geospace Technologies Corp. (a)(d)	13,736	282,687
GreenHunter Energy, Inc. (a)(d)	12,193	9,754
Gulf Island Fabrication, Inc.	17,861	201,115
Gulfmark Offshore, Inc. Class A (d)	30,820	413,913
Halliburton Co.	1,098,345	49,864,863
Helix Energy Solutions Group, Inc. (a)	125,576	1,967,776
Helmerich & Payne, Inc. (d)	136,407	9,956,347
Hercules Offshore, Inc. (a)(d)	189,533	121,680
Hornbeck Offshore Services, Inc. (a)(d)	41,835	930,829
Independence Contract Drilling, Inc. (d)	5,209	38,234
ION Geophysical Corp. (a)	155,410	220,682
Key Energy Services, Inc. (a)	163,573	368,039
Matrix Service Co. (a)	33,419	563,779
McDermott International, Inc. (a)(d)	307,242	1,677,541
Mitcham Industries, Inc. (a)(d)	23,287	96,641
Nabors Industries Ltd.	373,942	5,515,645
National Oilwell Varco, Inc.	503,222	24,753,490
Natural Gas Services Group, Inc. (a)	21,602	521,688
Newpark Resources, Inc. (a)(d)	122,453	1,038,401
Noble Corp. (d)	320,782	5,373,099
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	82,575
Oceaneering International, Inc.	135,665	6,891,782
Oil States International, Inc. (a)(d)	62,779	2,566,406
Paragon Offshore PLC (d)	94,730	157,252
Parker Drilling Co. (a)(d)	145,338	492,696
Patterson-UTI Energy, Inc.	188,760	3,812,952
PHI, Inc. (non-vtg.) (a)	18,377	597,988
Pioneer Energy Services Corp. (a)	82,168	576,819

	Shares	Value
Profire Energy, Inc. (a)	14,213	$ 19,614
RigNet, Inc. (a)(d)	15,376	545,694
Rowan Companies PLC (d)	158,021	3,394,291
RPC, Inc. (d)	78,821	1,139,752
Schlumberger Ltd.	1,652,468	149,994,520
SEACOR Holdings, Inc. (a)(d)	30,397	2,131,438
Seventy Seven Energy, Inc. (a)	41,378	244,130
Superior Energy Services, Inc.	194,953	4,501,465
Synthesis Energy Systems, Inc. (a)(d)	138,081	183,648
Tesco Corp.	53,676	645,186
TETRA Technologies, Inc. (a)	113,155	711,745
Tidewater, Inc. (d)	61,246	1,502,977
Transocean Ltd. (United States) (d)	443,474	8,359,485
U.S. Silica Holdings, Inc. (d)	67,342	2,077,501
Unit Corp. (a)	64,642	2,038,162
Vantage Drilling Co. (a)(d)	203,586	69,423
Weatherford International Ltd. (a)	1,005,546	13,896,646
Willbros Group, Inc. (a)	69,552	129,367
		414,482,179
Oil, Gas & Consumable Fuels - 5.9%
Abraxas Petroleum Corp. (a)	126,005	369,195
Adams Resources & Energy, Inc.	2,090	89,661
Aemetis, Inc. (a)(d)	10,055	44,041
Alon U.S.A. Energy, Inc. (d)	48,399	853,274
Alpha Natural Resources, Inc. (a)(d)	236,910	117,768
Amyris, Inc. (a)(d)	41,172	81,932
Anadarko Petroleum Corp.	656,374	54,879,430
Antero Resources Corp. (a)(d)	82,862	3,315,309
Apache Corp.	492,327	29,460,848
Approach Resources, Inc. (a)(d)	44,511	312,022
Arch Coal, Inc. (a)(d)	262,754	128,749
Ardmore Shipping Corp. (d)	19,716	229,100
Barnwell Industries, Inc. (a)	2,847	7,118
Bill Barrett Corp. (a)(d)	57,665	509,182
Bonanza Creek Energy, Inc. (a)(d)	47,310	983,102
Cabot Oil & Gas Corp.	532,074	18,069,233
California Resources Corp.	396,361	3,111,434
Callon Petroleum Co. (a)(d)	103,916	816,780
Carrizo Oil & Gas, Inc. (a)	58,752	2,947,000
Ceres, Inc. (a)(d)	1,995	4,668
Cheniere Energy, Inc. (a)	284,307	21,559,000
Chesapeake Energy Corp. (d)	664,210	9,372,003
Chevron Corp.	2,436,807	250,991,121
Cimarex Energy Co.	121,362	14,018,525
Clayton Williams Energy, Inc. (a)(d)	7,754	400,417
Clean Energy Fuels Corp. (a)(d)	142,581	1,067,932
Cloud Peak Energy, Inc. (a)(d)	86,697	500,242
Cobalt International Energy, Inc. (a)(d)	401,284	4,077,045
Comstock Resources, Inc. (d)	50,200	177,708
Concho Resources, Inc. (a)	152,921	18,396,396
ConocoPhillips Co.	1,593,390	101,467,075
CONSOL Energy, Inc. (d)	301,941	8,406,037
Contango Oil & Gas Co. (a)(d)	29,433	405,587
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. (a)(d)	114,814	$ 5,230,926
CVR Energy, Inc. (d)	23,933	927,643
Dakota Plains Holdings, Inc. (a)	40,463	50,174
Delek U.S. Holdings, Inc.	69,372	2,626,424
Denbury Resources, Inc. (d)	445,958	3,286,710
Devon Energy Corp.	499,381	32,569,629
DHT Holdings, Inc.	122,914	969,791
Diamondback Energy, Inc. (d)	81,742	6,360,345
Eclipse Resources Corp. (d)	76,688	483,134
Emerald Oil, Inc. (a)(d)	3,637	21,895
Energen Corp.	93,000	6,435,600
Energy XXI (Bermuda) Ltd. (d)	106,493	368,466
EOG Resources, Inc.	709,151	62,894,602
EP Energy Corp. (a)(d)	48,938	643,535
EQT Corp.	198,014	16,845,051
Escalera Resources Co. (a)	1,282	359
Evolution Petroleum Corp.	29,931	206,524
EXCO Resources, Inc. (d)	234,793	366,277
Exxon Mobil Corp.	5,437,254	463,254,041
FX Energy, Inc. (a)(d)	98,760	91,857
Gastar Exploration, Inc. (a)	74,542	227,353
Gevo, Inc. (a)	3,195	9,809
Goodrich Petroleum Corp. (a)(d)	42,255	116,201
Green Plains, Inc.	43,197	1,419,453
Gulfport Energy Corp. (a)	122,295	5,278,252
Halcon Resources Corp. (a)(d)	329,224	345,685
Hallador Energy Co.	13,491	114,674
Harvest Natural Resources, Inc. (a)(d)	51,649	103,298
Hess Corp.	321,218	21,688,639
HollyFrontier Corp.	255,616	10,646,406
Houston American Energy Corp. (a)	36,485	7,301
Isramco, Inc. (a)(d)	123	15,063
Jones Energy, Inc. (a)	31,683	307,642
Kinder Morgan, Inc.	2,204,048	91,445,952
Kosmos Energy Ltd. (a)	171,095	1,521,035
Laredo Petroleum, Inc. (a)(d)	159,390	2,170,892
Lilis Energy, Inc. (a)(d)	8,026	11,236
Lucas Energy, Inc. (a)(d)	9,400	1,503
Magellan Petroleum Corp. (a)	35,895	15,327
Magnum Hunter Resources Corp. (a)(d)	251,745	460,693
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	4
Marathon Oil Corp.	871,072	23,684,448
Marathon Petroleum Corp.	353,634	36,586,974
Matador Resources Co. (a)(d)	100,803	2,776,115
Memorial Resource Development Corp.	96,320	1,821,411
Midstates Petroleum Co., Inc. (a)(d)	32,166	39,243
Miller Energy Resources, Inc. (a)(d)	32,422	18,283
Murphy Oil Corp.	219,468	9,538,079
Newfield Exploration Co. (a)	205,981	7,788,142
Noble Energy, Inc.	497,952	21,800,339

	Shares	Value
Northern Oil & Gas, Inc. (a)(d)	93,777	$ 640,497
Oasis Petroleum, Inc. (a)(d)	169,925	2,885,327
Occidental Petroleum Corp.	999,686	78,165,448
ONEOK, Inc.	270,824	11,352,942
Pacific Ethanol, Inc. (a)(d)	28,969	333,433
Panhandle Royalty Co. Class A	17,964	363,052
Par Petroleum Corp. (a)	33,374	760,927
Parsley Energy, Inc. Class A (d)	103,701	1,813,730
PBF Energy, Inc. Class A	108,107	2,899,430
PDC Energy, Inc. (a)(d)	50,047	2,984,803
Peabody Energy Corp. (d)	350,510	1,184,724
Penn Virginia Corp. (a)(d)	91,817	426,949
Petroquest Energy, Inc. (a)(d)	70,948	122,740
Phillips 66 Co.	702,912	55,614,397
Pioneer Natural Resources Co.	192,079	28,395,039
QEP Resources, Inc.	208,230	3,920,971
Range Resources Corp. (d)	216,224	11,980,972
Renewable Energy Group, Inc. (a)(d)	48,244	512,834
Resolute Energy Corp. (a)(d)	59,120	69,170
Rex American Resources Corp. (a)(d)	4,837	308,939
Rex Energy Corp. (a)(d)	63,386	318,198
Rice Energy, Inc. (a)(d)	86,637	1,899,949
Ring Energy, Inc. (a)(d)	23,192	266,476
Rosetta Resources, Inc. (a)(d)	95,241	2,224,830
Royale Energy, Inc. (a)(d)	36,496	58,394
RSP Permian, Inc. (a)(d)	60,553	1,724,549
Sanchez Energy Corp. (a)(d)	61,735	622,289
SandRidge Energy, Inc. (a)(d)	475,629	580,267
Saratoga Resources, Inc. (a)	16,554	3,476
SemGroup Corp. Class A	56,834	4,472,836
SM Energy Co.	87,704	4,588,673
Solazyme, Inc. (a)(d)	72,848	229,471
Southwestern Energy Co. (a)(d)	496,596	12,797,279
Spectra Energy Corp.	865,724	30,447,513
Stone Energy Corp. (a)	67,092	911,109
Swift Energy Co. (a)(d)	41,382	87,730
Synergy Resources Corp. (a)(d)	117,867	1,356,649
Syntroleum Corp. (a)(d)	15,037	0
Targa Resources Corp.	61,628	5,666,695
Teekay Corp.	57,508	2,635,017
Tengasco, Inc. (a)	12,601	2,961
Tesoro Corp.	160,541	14,207,879
The Williams Companies, Inc.	871,158	44,516,174
TransAtlantic Petroleum Ltd. (a)	18,382	100,733
Triangle Petroleum Corp. (a)(d)	83,126	426,436
U.S. Energy Corp. (a)	13,579	13,104
Ultra Petroleum Corp. (a)(d)	197,021	2,740,562
Uranium Energy Corp. (a)(d)	101,154	302,450
Uranium Resources, Inc. (a)(d)	26,282	32,064
VAALCO Energy, Inc. (a)	68,248	152,193
Valero Energy Corp.	666,551	39,486,481
Vertex Energy, Inc. (a)(d)	17,824	49,016
W&T Offshore, Inc. (d)	37,319	201,896
Warren Resources, Inc. (a)(d)	91,512	64,068
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc.	89,358	$ 3,929,965
Westmoreland Coal Co. (a)	23,319	601,397
Whiting Petroleum Corp. (a)	264,418	8,723,150
World Fuel Services Corp.	93,240	4,664,797
WPX Energy, Inc. (a)	255,388	3,291,951
ZaZa Energy Corp. (a)(d)	1,943	2,701
Zion Oil & Gas, Inc. (a)	27,782	55,008
		1,789,954,079
TOTAL ENERGY		2,204,436,258
FINANCIALS - 17.4%
Banks - 5.7%
1st Source Corp.	17,054	538,565
Access National Corp.	1,270	27,343
ACNB Corp. (d)	3,789	76,424
American National Bankshares, Inc.	2,748	62,297
Ameris Bancorp	34,183	861,070
Ames National Corp. (d)	2,652	63,144
Arrow Financial Corp.	16,134	423,679
Associated Banc-Corp.	184,412	3,498,296
Banc of California, Inc. (d)	29,111	377,570
BancFirst Corp.	11,696	681,760
Bancorp, Inc., Delaware (a)	42,844	414,301
BancorpSouth, Inc.	112,604	2,723,891
Bank of America Corp.	13,627,431	224,852,612
Bank of Hawaii Corp.	64,151	4,026,758
Bank of Kentucky Financial Corp.	5,423	267,408
Bank of Marin Bancorp	4,167	195,391
Bank of the Ozarks, Inc. (d)	100,972	4,439,739
BankUnited, Inc.	139,847	4,697,461
Banner Bank	22,149	997,148
Bar Harbor Bankshares	4,029	149,073
BB&T Corp.	933,048	36,827,405
BBCN Bancorp, Inc.	115,823	1,667,851
BCB Bancorp, Inc.	2,814	34,415
Berkshire Hills Bancorp, Inc.	29,832	817,993
Blue Hills Bancorp, Inc. (a)	33,928	465,153
BNC Bancorp	35,711	662,796
BOK Financial Corp.	49,801	3,221,129
Boston Private Financial Holdings, Inc.	110,492	1,385,570
Bridge Bancorp, Inc. (d)	3,621	89,475
Bridge Capital Holdings (a)	15,271	425,603
Bryn Mawr Bank Corp.	13,620	393,346
BSB Bancorp, Inc. (a)	6,958	157,042
C & F Financial Corp.	1,992	73,106
Camden National Corp.	3,603	138,211
Capital Bank Financial Corp. Series A (a)(d)	112,359	3,204,479

	Shares	Value
Capital City Bank Group, Inc.	7,146	$ 103,117
Cardinal Financial Corp.	29,558	610,077
Cascade Bancorp (a)	23,889	118,489
Cathay General Bancorp	106,141	3,207,581
Centerstate Banks of Florida, Inc.	52,353	648,654
Central Pacific Financial Corp.	36,476	854,268
Central Valley Community Bancorp	3,159	35,065
Century Bancorp, Inc. Class A (non-vtg.)	686	26,322
Chemical Financial Corp.	43,307	1,311,769
CIT Group, Inc.	228,137	10,553,618
Citigroup, Inc.	3,929,207	212,491,515
Citizens & Northern Corp.	8,777	170,186
City Holding Co. (d)	22,173	1,001,333
City National Corp.	62,607	5,771,113
CNB Financial Corp., Pennsylvania	7,083	117,719
CoBiz, Inc.	39,972	472,469
Columbia Banking Systems, Inc.	67,223	2,030,807
Comerica, Inc.	245,900	12,036,805
Commerce Bancshares, Inc.	124,095	5,535,878
Community Bank Shares of Indiana, Inc.	385	10,780
Community Bank System, Inc. (d)	57,482	2,029,689
Community Trust Bancorp, Inc.	24,944	817,415
CommunityOne Bancorp (a)	6,555	65,943
ConnectOne Bancorp, Inc.	31,688	616,332
CU Bancorp (a)	6,814	144,389
Cullen/Frost Bankers, Inc.	71,142	5,222,534
CVB Financial Corp. (d)	125,947	2,065,531
Eagle Bancorp, Inc. (a)	36,531	1,453,568
East West Bancorp, Inc.	211,572	9,076,439
Eastern Virginia Bankshares, Inc.	969	5,756
Enterprise Bancorp, Inc.	803	16,550
Enterprise Financial Services Corp.	15,981	337,519
Farmers National Banc Corp.	14,652	118,095
Fidelity Southern Corp.	6,896	106,612
Fifth Third Bancorp	1,056,706	21,387,729
Financial Institutions, Inc.	12,700	292,989
First Bancorp, North Carolina	13,154	207,439
First Bancorp, Puerto Rico (a)	140,999	862,914
First Busey Corp.	69,387	435,750
First Citizen Bancshares, Inc.	11,797	2,844,257
First Commonwealth Financial Corp. (d)	101,457	923,259
First Community Bancshares, Inc.	12,848	214,562
First Connecticut Bancorp, Inc.	11,897	173,458
First Financial Bancorp, Ohio	76,081	1,321,527
First Financial Bankshares, Inc. (d)	87,696	2,642,280
First Financial Corp., Indiana	9,610	327,317
First Horizon National Corp.	287,965	4,250,363
First Internet Bancorp	2,571	61,241
First Interstate Bancsystem, Inc.	19,621	534,476
First Merchants Corp.	47,608	1,108,790
First Midwest Bancorp, Inc., Delaware (d)	83,782	1,487,968
First Niagara Financial Group, Inc.	529,611	4,718,834
First of Long Island Corp.	9,287	234,404
First Republic Bank	174,242	10,550,353
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Security Group, Inc. (a)	16,959	$ 41,210
First United Corp. (a)	3,018	26,408
FirstMerit Corp.	250,282	4,915,538
Flushing Financial Corp.	47,044	911,713
FNB Corp., Pennsylvania	219,763	2,964,603
Fulton Financial Corp.	224,854	2,846,652
German American Bancorp, Inc.	8,927	259,062
Glacier Bancorp, Inc. (d)	110,270	3,102,998
Great Southern Bancorp, Inc.	9,431	372,147
Guaranty Bancorp	16,534	272,480
Hampton Roads Bankshares, Inc. (a)(d)	89,921	182,540
Hancock Holding Co.	109,529	3,190,580
Hanmi Financial Corp.	38,186	844,865
Heartland Financial U.S.A., Inc.	15,318	522,037
Heritage Commerce Corp.	14,712	132,702
Heritage Financial Corp., Washington	34,333	587,438
Heritage Oaks Bancorp	12,552	97,404
Hilltop Holdings, Inc. (a)	103,072	2,250,062
Home Bancshares, Inc.	76,081	2,595,123
HomeTrust Bancshares, Inc. (a)	24,994	386,907
Horizon Bancorp Industries	706	16,944
Hudson Valley Holding Corp.	20,033	517,653
Huntington Bancshares, Inc.	1,008,539	11,225,039
IBERIABANK Corp.	43,294	2,782,505
Independent Bank Corp.	21,519	291,152
Independent Bank Corp., Massachusetts (d)	30,695	1,384,651
Independent Bank Group, Inc.	7,024	284,753
International Bancshares Corp.	78,953	2,060,673
Investors Bancorp, Inc.	472,999	5,680,718
JPMorgan Chase & Co.	4,831,891	317,841,790
KeyCorp	1,119,570	16,323,331
Lakeland Bancorp, Inc.	36,182	413,560
Lakeland Financial Corp.	19,213	760,643
LegacyTexas Financial Group, Inc. (d)	43,399	1,125,770
LNB Bancorp, Inc.	5,429	98,048
M&T Bank Corp.	175,481	21,212,143
Macatawa Bank Corp.	22,839	115,794
MainSource Financial Group, Inc.	22,305	446,546
MB Financial, Inc. (d)	91,216	2,938,980
MBT Financial Corp. (a)	1,650	9,686
Mercantile Bank Corp.	13,206	264,252
Merchants Bancshares, Inc.	5,246	156,541
Metro Bancorp, Inc.	11,557	298,864
Midsouth Bancorp, Inc.	7,208	99,831
MidWestOne Financial Group, Inc.	516	15,047
Monarch Financial Holdings, Inc.	3,620	44,092
MutualFirst Financial, Inc.	20,181	443,982
National Bank Holdings Corp.	141,292	2,701,503
National Bankshares, Inc. (d)	5,803	161,439
National Penn Bancshares, Inc. (d)	161,009	1,722,796

	Shares	Value
NBT Bancorp, Inc.	64,141	$ 1,579,151
NewBridge Bancorp	22,514	176,735
Northrim Bancorp, Inc.	2,935	71,761
OFG Bancorp (d)	53,595	704,238
Old National Bancorp, Indiana	151,814	2,066,189
Old Second Bancorp, Inc. (a)	18,605	115,165
Opus Bank	7,609	240,368
Orrstown Financial Services, Inc.	5,669	97,790
Pacific Continental Corp.	13,395	172,394
Pacific Mercantile Bancorp (a)	10,321	74,724
Pacific Premier Bancorp, Inc. (a)	11,613	182,905
PacWest Bancorp (d)	124,220	5,576,236
Park National Corp. (d)	20,366	1,683,657
Park Sterling Corp.	35,080	232,931
Peapack-Gladstone Financial Corp.	15,817	320,452
Penns Woods Bancorp, Inc.	3,854	163,448
Peoples Bancorp, Inc. (d)	14,139	326,470
Peoples Financial Corp., Mississippi	2,667	25,203
Peoples Financial Services Corp. (d)	12,111	454,768
Peoples United Financial, Inc. (d)	460,969	7,172,678
Pinnacle Financial Partners, Inc. (d)	43,042	2,131,009
PNC Financial Services Group, Inc.	674,995	64,590,272
Popular, Inc. (a)	136,656	4,439,953
Preferred Bank, Los Angeles	7,951	219,289
Premier Financial Bancorp, Inc.	115	1,746
PrivateBancorp, Inc.	92,031	3,509,142
Prosperity Bancshares, Inc.	82,842	4,437,846
QCR Holdings, Inc.	2,646	56,995
Regions Financial Corp.	1,757,603	17,734,214
Renasant Corp. (d)	39,147	1,152,488
Republic Bancorp, Inc., Kentucky Class A	18,205	447,115
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	10,098
S&T Bancorp, Inc.	36,971	1,001,544
Sandy Spring Bancorp, Inc.	30,358	793,558
Seacoast Banking Corp., Florida (a)	23,091	345,441
ServisFirst Bancshares, Inc.	3,027	106,096
Shore Bancshares, Inc. (a)	2,958	27,243
Sierra Bancorp	3,618	60,999
Signature Bank (a)	63,799	8,909,530
Simmons First National Corp. Class A	17,811	766,585
South State Corp.	33,608	2,414,063
Southern National Bancorp of Virginia, Inc.	3,574	42,030
Southside Bancshares, Inc. (d)	27,408	735,905
Southwest Bancorp, Inc., Oklahoma	15,446	273,394
Square 1 Financial, Inc. Class A (a)	7,297	190,598
State Bank Financial Corp.	37,775	773,632
Sterling Bancorp (d)	113,038	1,527,143
Stock Yards Bancorp, Inc.	11,353	396,447
Stonegate Bank	9,310	279,672
Suffolk Bancorp	15,697	378,612
Sun Bancorp, Inc. (a)	9,760	188,466
SunTrust Banks, Inc.	685,168	29,242,970
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Susquehanna Bancshares, Inc.	230,362	$ 3,199,728
SVB Financial Group (a)	68,034	9,178,467
Synovus Financial Corp.	198,807	5,769,379
TCF Financial Corp.	219,604	3,456,567
Texas Capital Bancshares, Inc. (a)	58,898	3,204,051
The First Bancorp, Inc.	2,896	49,406
Tompkins Financial Corp. (d)	15,242	777,342
TowneBank	64,069	1,009,727
Trico Bancshares	23,651	557,809
Triumph Bancorp, Inc.	6,307	78,396
Trustmark Corp.	94,171	2,245,978
U.S. Bancorp	2,306,693	99,441,535
UMB Financial Corp.	52,439	2,715,816
Umpqua Holdings Corp. (d)	257,115	4,522,653
Union Bankshares Corp.	63,353	1,369,058
United Bankshares, Inc., West Virginia	94,604	3,581,707
United Community Bank, Inc.	53,258	1,019,891
Univest Corp. of Pennsylvania	24,791	475,987
Valley National Bancorp (d)	247,734	2,422,839
Washington Trust Bancorp, Inc. (d)	16,060	603,535
Webster Financial Corp. (d)	106,126	4,021,114
Wells Fargo & Co.	6,078,769	340,167,913
WesBanco, Inc.	49,328	1,560,738
West Bancorp., Inc.	59,222	1,082,282
Westamerica Bancorp. (d)	28,148	1,288,052
Westbury Bancorp, Inc. (a)	4,860	85,390
Western Alliance Bancorp. (a)	103,471	3,243,816
Wilshire Bancorp, Inc.	71,729	791,888
Wintrust Financial Corp.	65,304	3,271,730
Yadkin Financial Corp. (a)(d)	26,614	525,627
Zions Bancorporation	288,701	8,337,685
		1,729,320,010
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	69,415	15,525,359
Ameriprise Financial, Inc.	233,206	29,055,136
Arlington Asset Investment Corp. (d)	25,721	532,167
Artisan Partners Asset Management, Inc.	43,398	1,914,286
Ashford, Inc. (a)	1,254	121,011
Bank of New York Mellon Corp.	1,440,113	62,443,300
BGC Partners, Inc. Class A	231,032	2,183,252
BlackRock, Inc. Class A	164,086	60,019,377
Calamos Asset Management, Inc. Class A	22,184	271,754
Charles Schwab Corp.	1,495,193	47,322,858
Cohen & Steers, Inc.	24,368	913,800
Cowen Group, Inc. Class A (a)(d)	109,203	644,298
Diamond Hill Investment Group, Inc.	3,157	603,934
E*TRADE Financial Corp. (a)	374,140	11,022,164
Eaton Vance Corp. (non-vtg.) (d)	150,251	6,100,191
Evercore Partners, Inc. Class A	47,875	2,440,189

	Shares	Value
FBR & Co. (a)	6,019	$ 127,422
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,600,003
Financial Engines, Inc. (d)	75,157	3,224,235
Franklin Resources, Inc.	509,648	25,946,180
FXCM, Inc. Class A (d)	51,378	73,984
GAMCO Investors, Inc. Class A	6,083	419,666
Goldman Sachs Group, Inc.	522,646	107,764,379
Greenhill & Co., Inc.	34,523	1,344,326
HFF, Inc.	41,013	1,650,363
Institutional Financial Markets, Inc.	6,881	9,909
Interactive Brokers Group, Inc.	72,511	2,588,643
INTL FCStone, Inc. (a)(d)	19,656	689,336
Invesco Ltd.	560,284	22,316,112
Investment Technology Group, Inc.	55,680	1,495,565
Janus Capital Group, Inc. (d)	187,399	3,401,292
KCG Holdings, Inc. Class A (a)(d)	107,133	1,445,224
Ladenburg Thalmann Financial Services, Inc. (a)(d)	127,155	418,340
Legg Mason, Inc. (d)	127,616	6,809,590
LPL Financial (d)	96,918	4,132,584
Manning & Napier, Inc. Class A	8,752	96,797
Moelis & Co. Class A	17,990	519,191
Morgan Stanley	1,993,333	76,145,321
Northern Trust Corp.	282,408	21,053,516
NorthStar Asset Management Group, Inc.	238,950	5,228,226
Oppenheimer Holdings, Inc. Class A (non-vtg.)	11,535	299,218
Piper Jaffray Companies (a)(d)	20,940	992,975
Pzena Investment Management, Inc.	4,972	44,052
Raymond James Financial, Inc.	181,475	10,547,327
RCS Capital Corp. Class A (d)	51,974	406,437
Safeguard Scientifics, Inc. (a)(d)	26,745	479,270
SEI Investments Co.	167,937	8,034,106
Silvercrest Asset Management Group Class A	6,008	78,104
State Street Corp.	532,307	41,482,685
Stifel Financial Corp. (a)	88,484	4,712,658
T. Rowe Price Group, Inc.	339,641	27,405,632
TD Ameritrade Holding Corp.	350,458	13,019,515
U.S. Global Investments, Inc. Class A	7,637	23,293
Vector Capital Corp. rights (a)	4,280	0
Virtus Investment Partners, Inc.	8,765	1,090,454
Waddell & Reed Financial, Inc. Class A	111,918	5,347,442
Walter Investment Management Corp. (a)(d)	49,597	819,838
Westwood Holdings Group, Inc.	7,587	430,562
WisdomTree Investments, Inc. (d)	137,845	2,944,369
		650,771,217
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	566,817	12,849,741
American Express Co.	1,136,309	90,586,553
Asta Funding, Inc. (a)	4,468	36,995
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Atlanticus Holdings Corp. (a)	35,598	$ 93,623
Capital One Financial Corp.	715,172	59,759,772
Cash America International, Inc. (d)	36,022	968,271
Consumer Portfolio Services, Inc. (a)	11,930	70,268
Credit Acceptance Corp. (a)(d)	13,731	3,163,897
Discover Financial Services	573,497	33,417,670
Encore Capital Group, Inc. (a)(d)	29,815	1,183,954
Enova International, Inc. (a)(d)	32,960	642,720
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	511,558
First Cash Financial Services, Inc. (a)(d)	35,415	1,649,985
First Marblehead Corp. (a)(d)	5,188	32,166
Green Dot Corp. Class A (a)(d)	54,122	792,887
Imperial Holdings, Inc. (a)(d)	16,708	100,415
Imperial Holdings, Inc.:
rights 6/18/15	4,177	1,086
warrants 4/11/19 (a)	1,880	375
J.G. Wentworth Co. (a)(d)	8,584	80,518
Navient Corp.	519,922	10,018,897
Nelnet, Inc. Class A	26,589	1,093,074
Nicholas Financial, Inc. (a)(d)	5,705	74,736
PRA Group, Inc. (a)(d)	61,127	3,469,569
Regional Management Corp. (a)	12,187	212,298
Santander Consumer U.S.A. Holdings, Inc.	131,301	3,216,875
SLM Corp. (a)	548,523	5,627,846
Springleaf Holdings, Inc. (a)	58,862	2,797,122
Synchrony Financial (d)	185,796	5,999,353
World Acceptance Corp. (a)(d)	15,268	1,245,411
		239,697,635
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,362,571	337,847,653
CBOE Holdings, Inc.	109,590	6,413,207
CME Group, Inc.	410,881	38,704,990
Gain Capital Holdings, Inc.	15,735	146,336
IntercontinentalExchange Group, Inc.	144,421	34,196,004
Leucadia National Corp.	405,913	9,997,637
MarketAxess Holdings, Inc.	47,067	4,163,076
Marlin Business Services Corp. (d)	13,319	238,011
McGraw Hill Financial, Inc.	353,380	36,663,175
Moody's Corp.	229,202	24,776,736
MSCI, Inc. Class A	147,156	9,131,030
NewStar Financial, Inc. (a)	27,065	286,077
On Deck Capital, Inc. (d)	15,948	242,091
PHH Corp. (a)(d)	72,291	1,994,509
PICO Holdings, Inc. (a)	26,009	411,202
Resource America, Inc. Class A	9,127	72,833
The NASDAQ OMX Group, Inc.	155,180	8,030,565
Voya Financial, Inc.	287,295	13,017,336
		526,332,468

	Shares	Value
Insurance - 3.0%
ACE Ltd.	420,722	$ 44,798,479
AFLAC, Inc.	563,325	35,050,082
Alleghany Corp. (a)	20,689	9,834,516
Allied World Assurance Co.	118,191	5,021,936
Allstate Corp.	534,102	35,955,747
AMBAC Financial Group, Inc. (a)	65,156	1,523,347
American Equity Investment Life Holding Co.	107,667	2,735,818
American Financial Group, Inc.	90,622	5,754,497
American International Group, Inc.	1,772,252	103,871,690
American National Insurance Co.	13,392	1,382,188
Amerisafe, Inc.	28,834	1,232,365
AmTrust Financial Services, Inc. (d)	40,202	2,419,356
Aon PLC	360,323	36,471,894
Arch Capital Group Ltd. (a)	172,652	11,030,736
Argo Group International Holdings, Ltd.	36,048	1,897,927
Arthur J. Gallagher & Co.	215,214	10,427,118
Aspen Insurance Holdings Ltd.	82,529	3,826,044
Assurant, Inc.	95,115	6,263,323
Assured Guaranty Ltd.	208,257	5,954,068
Axis Capital Holdings Ltd.	130,874	7,203,305
Baldwin & Lyons, Inc. Class B	6,073	136,582
Brown & Brown, Inc.	150,525	4,875,505
Cincinnati Financial Corp.	184,984	9,356,491
Citizens, Inc. Class A (a)(d)	38,408	213,548
CNA Financial Corp.	78,416	3,031,563
CNO Financial Group, Inc.	273,436	4,921,848
Crawford & Co. Class B	22,758	165,906
Donegal Group, Inc. Class A	8,008	118,518
eHealth, Inc. (a)(d)	26,343	343,513
EMC Insurance Group	5,816	206,352
Employers Holdings, Inc. (d)	36,335	821,898
Endurance Specialty Holdings Ltd. (d)	52,759	3,206,692
Enstar Group Ltd. (a)	15,223	2,308,111
Erie Indemnity Co. Class A	38,007	3,091,109
Everest Re Group Ltd.	57,174	10,377,653
FBL Financial Group, Inc. Class A	14,669	842,587
Federated National Holding Co.	13,832	355,206
Fidelity & Guaranty Life	15,879	348,703
First Acceptance Corp. (a)	4,055	13,057
First American Financial Corp. (d)	131,076	4,680,724
FNF Group	361,820	13,734,687
FNFV Group (a)(d)	119,032	1,828,332
Genworth Financial, Inc. Class A (a)	631,765	5,016,214
Global Indemnity PLC (a)	13,709	376,449
Greenlight Capital Re, Ltd. (a)	35,373	1,083,829
Hallmark Financial Services, Inc. (a)	10,337	114,741
Hanover Insurance Group, Inc.	63,275	4,503,915
Hartford Financial Services Group, Inc.	524,987	21,582,216
HCC Insurance Holdings, Inc.	116,739	6,675,136
HCI Group, Inc. (d)	9,511	411,161
Health Insurance Innovations, Inc. (a)(d)	4,900	24,647
Heritage Insurance Holdings, Inc. (d)	3,220	67,620
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Horace Mann Educators Corp.	48,659	$ 1,674,843
Independence Holding Co.	16,014	188,004
Infinity Property & Casualty Corp.	13,372	967,464
Investors Title Co.	1,086	77,649
James River Group Holdings Ltd.	11,476	269,801
Kansas City Life Insurance Co.	2,863	127,375
Kemper Corp.	64,855	2,321,160
Lincoln National Corp.	330,315	18,831,258
Loews Corp.	421,069	16,893,288
Maiden Holdings Ltd. (d)	73,970	1,034,101
Markel Corp. (a)	18,071	13,964,546
Marsh & McLennan Companies, Inc.	689,688	40,160,532
MBIA, Inc. (a)	228,577	2,061,765
Meadowbrook Insurance Group, Inc. (d)	46,791	398,659
Mercury General Corp.	50,517	2,812,787
MetLife, Inc.	1,443,125	75,417,713
Montpelier Re Holdings Ltd. (d)	62,043	2,361,977
National General Holdings Corp.	96,033	1,864,961
National Interstate Corp.	15,961	408,123
National Western Life Insurance Co. Class A	3,054	748,169
Navigators Group, Inc. (a)	15,156	1,176,409
Old Republic International Corp.	306,111	4,732,476
OneBeacon Insurance Group Ltd.	32,052	461,549
PartnerRe Ltd.	64,815	8,518,635
Patriot National, Inc.	7,857	126,105
Phoenix Companies, Inc. (a)	7,382	127,782
Primerica, Inc. (d)	65,762	2,908,653
Principal Financial Group, Inc.	353,762	18,285,958
ProAssurance Corp.	69,301	3,131,019
Progressive Corp.	693,539	18,961,356
Prudential Financial, Inc.	589,328	49,863,042
Reinsurance Group of America, Inc.	91,293	8,540,460
RenaissanceRe Holdings Ltd.	65,324	6,670,234
RLI Corp.	43,213	2,103,177
Safety Insurance Group, Inc.	14,899	831,364
Selective Insurance Group, Inc.	64,931	1,760,279
StanCorp Financial Group, Inc.	52,960	3,930,691
State Auto Financial Corp.	16,899	359,104
State National Companies, Inc.	36,026	385,478
Stewart Information Services Corp.	27,370	1,028,291
Symetra Financial Corp.	122,841	3,004,691
The Chubb Corp.	296,136	28,873,260
The Travelers Companies, Inc.	411,606	41,621,599
Third Point Reinsurance Ltd. (a)	78,596	1,132,568
Torchmark Corp.	152,590	8,708,311
United Fire Group, Inc.	24,829	757,533
United Insurance Holdings Corp.	21,251	306,439
Universal Insurance Holdings, Inc. (d)	38,239	976,242
Unum Group	327,044	11,433,458
Validus Holdings Ltd.	125,147	5,370,058

	Shares	Value
W.R. Berkley Corp.	139,886	$ 6,854,414
White Mountains Insurance Group Ltd.	8,265	5,365,969
Willis Group Holdings PLC (d)	232,604	11,039,386
XL Group PLC Class A	389,001	14,657,558
		894,076,672
Real Estate Investment Trusts - 3.7%
Acadia Realty Trust (SBI) (d)	90,982	2,822,262
AG Mortgage Investment Trust, Inc. (d)	28,740	541,462
Agree Realty Corp.	17,794	539,336
Alexanders, Inc.	4,583	1,850,845
Alexandria Real Estate Equities, Inc.	95,330	8,839,951
Altisource Residential Corp. Class B	74,457	1,334,269
American Assets Trust, Inc.	51,834	2,039,668
American Campus Communities, Inc.	134,876	5,261,513
American Capital Agency Corp.	441,643	9,212,673
American Capital Mortgage Investment Corp. (d)	77,847	1,359,987
American Homes 4 Rent Class A	204,251	3,408,949
American Realty Capital Properties, Inc.	1,168,345	10,363,220
American Residential Properties, Inc. (a)(d)	37,789	700,986
American Tower Corp.	545,658	50,631,606
Annaly Capital Management, Inc.	1,214,445	12,678,806
Anworth Mortgage Asset Corp.	251,516	1,307,883
Apartment Investment & Management Co. Class A	199,061	7,550,384
Apollo Commercial Real Estate Finance, Inc. (d)	62,598	1,074,808
Apollo Residential Mortgage, Inc.	39,031	621,374
Arbor Realty Trust, Inc.	48,156	341,426
Ares Commercial Real Estate Corp.	39,618	461,550
Armada Hoffler Properties, Inc.	22,245	235,575
Armour Residential REIT, Inc.	489,690	1,464,173
Ashford Hospitality Prime, Inc.	33,082	520,711
Ashford Hospitality Trust, Inc.	100,347	862,984
Associated Estates Realty Corp.	67,927	1,942,033
AvalonBay Communities, Inc.	169,822	28,275,363
BioMed Realty Trust, Inc.	269,080	5,486,541
Blackstone Mortgage Trust, Inc. (d)	100,795	3,046,025
Bluerock Residental Growth (REIT), Inc.	11,697	159,664
Boston Properties, Inc.	195,786	25,458,054
Brandywine Realty Trust (SBI)	245,200	3,452,416
Brixmor Property Group, Inc.	216,783	5,371,883
BRT Realty Trust (a)	189,164	1,324,148
Camden Property Trust (SBI)	112,265	8,417,630
Campus Crest Communities, Inc. (d)	86,404	489,047
Capstead Mortgage Corp. (d)	129,311	1,529,749
CareTrust (REIT), Inc.	34,369	448,172
CatchMark Timber Trust, Inc.	35,261	419,606
CBL & Associates Properties, Inc.	216,304	3,817,766
Cedar Shopping Centers, Inc. (d)	134,023	904,655
Chambers Street Properties	312,279	2,379,566
Chatham Lodging Trust	57,137	1,596,408
Cherry Hill Mortgage Investment Corp.	2,726	47,187
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Chesapeake Lodging Trust (d)	72,347	$ 2,247,821
Chimera Investment Corp.	263,589	3,803,589
CIM Commercial Trust Corp.	4,057	75,257
City Office (REIT), Inc.	19,500	247,845
Colony Financial, Inc. (d)	142,506	3,656,704
Columbia Property Trust, Inc.	174,483	4,536,558
Communications Sales & Leasing, Inc. (a)(d)	157,969	4,115,092
Coresite Realty Corp.	33,471	1,579,831
Corporate Office Properties Trust (SBI)	106,736	2,739,913
Corrections Corp. of America	154,168	5,420,547
Cousins Properties, Inc.	284,086	2,741,430
Crown Castle International Corp.	430,654	35,119,834
CubeSmart	223,547	5,318,183
CyrusOne, Inc.	59,934	1,934,070
CYS Investments, Inc. (d)	197,203	1,764,967
DCT Industrial Trust, Inc. (d)	102,100	3,339,691
DDR Corp.	389,458	6,589,629
DiamondRock Hospitality Co. (d)	260,672	3,433,050
Digital Realty Trust, Inc.	174,027	11,492,743
Douglas Emmett, Inc. (d)	168,817	4,959,843
Duke Realty LP	430,431	8,419,230
DuPont Fabros Technology, Inc. (d)	100,616	3,243,860
Dynex Capital, Inc. (d)	68,104	529,168
Easterly Government Properties, Inc.	21,223	329,593
EastGroup Properties, Inc. (d)	46,143	2,566,935
Education Realty Trust, Inc.	59,856	1,971,657
Ellington Residential Mortgage REIT	7,146	112,835
Empire State Realty Trust, Inc.	146,821	2,654,524
EPR Properties	75,645	4,362,447
Equity Commonwealth (a)	171,056	4,404,692
Equity Lifestyle Properties, Inc.	103,772	5,685,668
Equity One, Inc.	106,163	2,630,719
Equity Residential (SBI)	472,127	35,088,479
Essex Property Trust, Inc. (d)	83,830	18,662,235
Excel Trust, Inc. (d)	84,697	1,345,835
Extra Space Storage, Inc.	137,773	9,648,243
Federal Realty Investment Trust (SBI)	90,487	12,167,787
FelCor Lodging Trust, Inc.	200,216	2,150,320
First Industrial Realty Trust, Inc. (d)	150,659	2,939,357
First Potomac Realty Trust (d)	85,240	860,924
Five Oaks Investment Corp.	4,880	48,702
Franklin Street Properties Corp.	139,951	1,624,831
Gaming & Leisure Properties	114,554	4,192,676
General Growth Properties, Inc.	806,901	22,859,505
Getty Realty Corp.	36,809	619,495
Gladstone Commercial Corp.	19,665	340,794
Government Properties Income Trust (d)	79,105	1,544,130
Gramercy Property Trust, Inc.	71,955	1,914,723
Great Ajax Corp. (d)	3,455	47,023

	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,730	$ 772,710
Hatteras Financial Corp.	121,103	2,175,010
HCP, Inc.	594,095	23,003,358
Health Care REIT, Inc.	455,314	31,990,362
Healthcare Realty Trust, Inc.	119,232	2,840,106
Healthcare Trust of America, Inc.	153,840	3,813,694
Hersha Hospitality Trust	285,132	1,813,440
Highwoods Properties, Inc. (SBI)	117,102	4,912,429
Home Properties, Inc.	74,137	5,509,862
Hospitality Properties Trust (SBI)	186,225	5,622,133
Host Hotels & Resorts, Inc.	975,640	19,434,749
Hudson Pacific Properties, Inc.	93,277	2,844,016
Independence Realty Trust, Inc. (d)	29,371	259,346
InfraReit, Inc.	27,887	844,976
Inland Real Estate Corp.	134,174	1,360,524
Invesco Mortgage Capital, Inc.	162,908	2,585,350
Investors Real Estate Trust	148,410	1,074,488
Iron Mountain, Inc. (d)	241,355	8,802,217
iStar Financial, Inc. (a)(d)	102,599	1,457,932
JAVELIN Mortgage Investment Corp.	12,977	96,808
Kilroy Realty Corp.	109,521	7,564,615
Kimco Realty Corp.	537,687	12,882,981
Kite Realty Group Trust	96,409	2,607,863
Lamar Advertising Co. Class A	102,862	6,235,494
LaSalle Hotel Properties (SBI)	138,568	5,052,189
Lexington Corporate Properties Trust	259,496	2,382,173
Liberty Property Trust (SBI)	189,993	6,638,355
LTC Properties, Inc.	43,338	1,824,096
Mack-Cali Realty Corp.	122,465	2,069,659
Medical Properties Trust, Inc.	248,705	3,372,440
MFA Financial, Inc.	486,658	3,864,065
Mid-America Apartment Communities, Inc.	102,000	7,791,780
Monmouth Real Estate Investment Corp. Class A	72,144	695,468
Monogram Residential Trust, Inc. (d)	209,687	2,006,705
National Health Investors, Inc. (d)	42,355	2,801,360
National Retail Properties, Inc. (d)	166,283	6,237,275
New Residential Investment Corp.	245,956	4,196,009
New Senior Investment Group, Inc. (d)	86,128	1,373,742
New York (REIT), Inc.	231,906	2,149,769
New York Mortgage Trust, Inc. (d)	125,316	992,503
Newcastle Investment Corp.	86,128	441,837
NorthStar Realty Finance Corp.	353,036	6,404,073
Omega Healthcare Investors, Inc. (d)	234,896	8,463,303
One Liberty Properties, Inc.	14,003	310,867
Orchid Island Capital, Inc. (d)	20,507	279,715
Outfront Media, Inc.	181,917	5,040,920
Owens Realty Mortgage, Inc. (d)	54,252	720,467
Paramount Group, Inc.	187,485	3,438,475
Parkway Properties, Inc.	97,123	1,669,544
Pebblebrook Hotel Trust	95,282	4,085,692
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania Real Estate Investment Trust (SBI)	85,180	$ 1,901,218
PennyMac Mortgage Investment Trust (d)	97,201	1,785,582
Physicians Realty Trust	76,348	1,226,149
Piedmont Office Realty Trust, Inc. Class A	209,992	3,609,762
Plum Creek Timber Co., Inc.	225,485	9,303,511
Post Properties, Inc.	73,877	4,196,952
Potlatch Corp.	53,054	1,924,799
Power (REIT) (a)	718	3,683
Preferred Apartment Communities, Inc. Class A	14,615	167,488
Prologis, Inc.	656,260	25,981,333
PS Business Parks, Inc.	31,822	2,326,188
Public Storage	190,380	36,846,145
QTS Realty Trust, Inc. Class A	24,582	915,188
RAIT Financial Trust	116,629	741,760
Ramco-Gershenson Properties Trust (SBI)	93,326	1,607,074
Rayonier, Inc.	162,390	4,192,910
Realty Income Corp.	290,671	13,245,877
Redwood Trust, Inc. (d)	103,397	1,665,726
Regency Centers Corp.	116,777	7,373,300
Resource Capital Corp.	162,377	678,736
Retail Opportunity Investments Corp.	124,994	2,041,152
Retail Properties America, Inc.	311,497	4,672,455
Rexford Industrial Realty, Inc.	67,185	980,229
RLJ Lodging Trust	176,982	5,350,166
Rouse Properties, Inc. (d)	48,259	833,433
Ryman Hospitality Properties, Inc.	67,021	3,693,527
Sabra Health Care REIT, Inc.	82,822	2,194,783
Saul Centers, Inc.	18,038	908,574
Select Income (REIT) (d)	51,776	1,213,629
Senior Housing Properties Trust (SBI)	290,312	5,809,143
Silver Bay Realty Trust Corp.	47,769	737,553
Simon Property Group, Inc.	402,984	73,101,298
SL Green Realty Corp.	125,006	14,833,212
SoTHERLY Hotels, Inc.	2,721	21,904
Sovran Self Storage, Inc.	43,170	3,937,536
Spirit Realty Capital, Inc. (d)	563,256	6,077,532
Stag Industrial, Inc.	92,815	1,976,960
Starwood Property Trust, Inc.	303,635	7,253,840
Starwood Waypoint Residential (d)	44,074	1,111,546
Store Capital Corp.	55,694	1,161,777
Strategic Hotel & Resorts, Inc. (a)(d)	334,781	4,044,154
Summit Hotel Properties, Inc.	103,133	1,377,857
Sun Communities, Inc. (d)	62,281	3,930,554
Sunstone Hotel Investors, Inc.	263,737	4,024,627
Supertel Hospitality, Inc. (a)	703	1,954
Tanger Factory Outlet Centers, Inc.	125,594	4,223,726
Taubman Centers, Inc.	81,539	6,036,332
Terreno Realty Corp. (d)	58,086	1,182,050
The GEO Group, Inc.	101,971	3,867,760

	Shares	Value
The Macerich Co.	182,069	$ 14,949,686
Trade Street Residential, Inc.	10,637	77,437
Two Harbors Investment Corp.	449,289	4,802,899
UDR, Inc. (d)	326,669	10,636,343
UMH Properties, Inc.	13,625	134,479
United Development Funding IV (d)	104,924	1,862,401
Universal Health Realty Income Trust (SBI)	15,817	757,634
Urban Edge Properties	114,433	2,471,753
Urstadt Biddle Properties, Inc. Class A	35,437	712,992
Ventas, Inc.	429,556	28,574,065
Vornado Realty Trust	228,986	22,873,412
Washington REIT (SBI)	91,707	2,297,260
Weingarten Realty Investors (SBI)	140,335	4,733,500
Western Asset Mortgage Capital Corp. (d)	46,434	705,797
Weyerhaeuser Co.	679,297	22,117,910
Whitestone REIT Class B	26,734	375,078
WP Carey, Inc. (d)	142,219	9,057,928
WP Glimcher, Inc.	234,563	3,300,301
Xenia Hotels & Resorts, Inc.	143,696	3,241,782
ZAIS Financial Corp.	6,000	105,360
		1,133,562,903
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	59,705	2,452,084
Altisource Portfolio Solutions SA (a)	18,423	507,001
AV Homes, Inc. (a)	12,051	184,621
CBRE Group, Inc. (a)	358,585	13,712,290
Consolidated-Tomoka Land Co. (d)	6,987	388,407
Forest City Enterprises, Inc. Class A (a)	253,220	5,839,253
Forestar Group, Inc. (a)(d)	38,487	513,801
FRP Holdings, Inc. (a)	3,842	116,835
Gladstone Land Corp.	8,000	89,440
Howard Hughes Corp. (a)	46,165	6,799,643
Jones Lang LaSalle, Inc.	56,284	9,750,077
Kennedy-Wilson Holdings, Inc.	106,651	2,727,066
Marcus & Millichap, Inc. (a)	16,032	752,061
Maui Land & Pineapple, Inc. (a)	31,310	176,588
RE/MAX Holdings, Inc.	14,545	486,530
Realogy Holdings Corp. (a)	188,781	8,863,268
Tejon Ranch Co. (a)(d)	18,740	468,125
The St. Joe Co. (a)(d)	125,387	1,997,415
Transcontinental Realty Investors, Inc. (a)	20,697	222,493
		56,046,998
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	111,784	1,465,488
Bank Mutual Corp.	56,001	397,607
BankFinancial Corp.	19,300	228,512
BBX Capital Corp. (a)	18,261	292,906
Beneficial Bancorp, Inc. (a)	41,273	505,594
BofI Holding, Inc. (a)(d)	15,097	1,421,534
Brookline Bancorp, Inc., Delaware (d)	86,924	950,949
Cape Bancorp, Inc.	2,611	25,013
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Capitol Federal Financial, Inc.	194,739	$ 2,356,342
Charter Financial Corp.	1,496	18,117
Chicopee Bancorp, Inc.	1,816	29,764
Clifton Bancorp, Inc.	21,350	296,979
Dime Community Bancshares, Inc.	51,879	850,297
ESSA Bancorp, Inc.	4,298	54,885
Essent Group Ltd. (a)(d)	84,139	2,146,386
EverBank Financial Corp.	121,901	2,247,854
Farmer Mac Class C (non-vtg.)	15,100	476,707
First Defiance Financial Corp.	7,220	254,866
First Financial Northwest, Inc.	2,197	25,485
Flagstar Bancorp, Inc. (a)	37,206	697,240
Fox Chase Bancorp, Inc.	14,307	232,489
Heritage Financial Group, Inc.	6,982	189,003
HF Financial Corp.	2,735	39,658
Hingham Institution for Savings	1,505	168,560
HomeStreet, Inc. (a)(d)	25,316	583,281
Hudson City Bancorp, Inc.	659,676	6,276,817
Impac Mortgage Holdings, Inc. (a)(d)	10,028	173,986
Kearny Financial Corp. (a)	22,253	241,890
Ladder Capital Corp. Class A	28,656	509,217
Lendingtree, Inc. (a)(d)	16,968	1,005,524
Meridian Bancorp, Inc. (a)	32,680	419,611
Meta Financial Group, Inc.	3,931	157,751
MGIC Investment Corp. (a)(d)	443,619	4,813,266
Nationstar Mortgage Holdings, Inc. (a)(d)	49,983	985,665
New York Community Bancorp, Inc. (d)	576,088	10,219,801
NMI Holdings, Inc. (a)	34,703	275,195
Northfield Bancorp, Inc. (d)	54,381	796,138
Northwest Bancshares, Inc. (d)	116,581	1,410,630
OceanFirst Financial Corp.	5,851	101,222
Ocwen Financial Corp. (a)(d)	142,608	1,448,897
Oritani Financial Corp. (d)	41,599	612,337
PennyMac Financial Services, Inc. (a)	24,021	450,394
Poage Bankshares, Inc.	2,365	36,421
Provident Financial Holdings, Inc.	3,066	53,502
Provident Financial Services, Inc.	68,672	1,248,457
Radian Group, Inc. (d)	260,070	4,660,454
Riverview Bancorp, Inc.	6,875	28,463
Security National Financial Corp. Class A	10,661	68,017
SI Financial Group, Inc.	3,746	43,678
Southern Missouri Bancorp, Inc.	1,632	31,383
Stonegate Mortgage Corp. (a)(d)	14,418	141,008
Territorial Bancorp, Inc.	13,244	305,407
TFS Financial Corp.	159,329	2,366,036
Timberland Bancorp, Inc.	5,034	53,109
Trustco Bank Corp., New York	103,561	700,072
United Community Financial Corp.	43,226	235,582
United Financial Bancorp, Inc. New	58,787	740,716

	Shares	Value
Walker & Dunlop, Inc. (a)	36,696	$ 903,456
Washington Federal, Inc.	128,254	2,834,413
Waterstone Financial, Inc. (d)	38,293	501,638
Westfield Financial, Inc.	28,907	214,201
WSFS Financial Corp.	31,188	769,408
		61,789,278
TOTAL FINANCIALS		5,291,597,181
HEALTH CARE - 14.6%
Biotechnology - 3.4%
ACADIA Pharmaceuticals, Inc. (a)(d)	100,599	4,144,679
Acceleron Pharma, Inc. (a)(d)	12,418	418,859
Achillion Pharmaceuticals, Inc. (a)(d)	128,290	1,268,788
Acorda Therapeutics, Inc. (a)(d)	62,128	1,893,661
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	152,305
Advaxis, Inc. (a)(d)	33,087	832,469
Aegerion Pharmaceuticals, Inc. (a)(d)	33,098	644,749
Agenus, Inc. (a)(d)	71,608	585,753
Agios Pharmaceuticals, Inc. (a)(d)	13,839	1,688,635
Akebia Therapeutics, Inc. (a)	32,346	254,240
Alder Biopharmaceuticals, Inc.	19,440	826,589
Alexion Pharmaceuticals, Inc. (a)	261,281	42,808,279
Alkermes PLC (a)(d)	200,966	12,279,023
Alnylam Pharmaceuticals, Inc. (a)(d)	93,447	12,249,967
AMAG Pharmaceuticals, Inc. (a)	31,420	2,186,204
Amgen, Inc.	984,646	153,860,784
Amicus Therapeutics, Inc. (a)	104,894	1,291,245
Anacor Pharmaceuticals, Inc. (a)	55,134	3,926,643
Anthera Pharmaceuticals, Inc. (a)(d)	58,148	324,466
Applied Genetic Technologies Corp. (a)	5,553	111,338
Ardelyx, Inc.	4,936	54,049
Arena Pharmaceuticals, Inc. (a)(d)	308,170	1,209,567
Argos Therapeutics, Inc. (a)(d)	5,077	40,667
ARIAD Pharmaceuticals, Inc. (a)(d)	248,972	2,285,563
ArQule, Inc. (a)	65,290	118,175
Array BioPharma, Inc. (a)(d)	168,502	1,289,040
Arrowhead Research Corp. (a)(d)	55,996	352,775
Atara Biotherapeutics, Inc. (d)	11,117	470,916
Athersys, Inc. (a)(d)	92,903	121,703
Avalanche Biotechnologies, Inc. (a)	12,370	461,154
AVEO Pharmaceuticals, Inc. (a)	43,200	87,696
Bellicum Pharmaceuticals, Inc. (d)	12,564	310,833
BIND Therapeutics, Inc. (a)(d)	9,573	57,055
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	896,027
Biogen, Inc. (a)	304,286	120,798,499
BioMarin Pharmaceutical, Inc. (a)	200,873	25,223,623
Biospecifics Technologies Corp. (a)	1,441	68,649
Biota Pharmaceuticals, Inc. (a)	46,093	101,405
BioTime, Inc. (a)(d)	47,203	220,910
bluebird bio, Inc. (a)(d)	38,276	7,435,113
BrainStorm Cell Therpeutic, Inc. (a)(d)	15,396	58,659
Calithera Biosciences, Inc.	11,343	118,761
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cancer Genetics, Inc. (a)(d)	9,725	$ 107,461
Cara Therapeutics, Inc. (a)(d)	6,290	59,881
CASI Pharmaceuticals, Inc. (a)	289	379
Catalyst Pharmaceutical Partners, Inc. (a)(d)	70,045	276,678
Cel-Sci Corp. (a)(d)	81,306	60,353
Celgene Corp. (a)	1,038,633	118,861,161
Celladon Corp. (a)(d)	15,979	36,911
Celldex Therapeutics, Inc. (a)(d)	127,146	3,670,705
Cellular Biomedicine Group, Inc. (a)(d)	5,706	210,038
Celsion Corp. (a)(d)	10,682	26,385
Cepheid, Inc. (a)(d)	92,749	5,116,962
Cerulean Pharma, Inc. (a)	28,222	167,921
ChemoCentryx, Inc. (a)(d)	22,820	197,849
Chimerix, Inc. (a)(d)	44,968	1,881,911
Cleveland Biolabs, Inc. (a)(d)	1,776	5,133
Clovis Oncology, Inc. (a)(d)	39,949	3,692,886
Coherus BioSciences, Inc. (d)	13,933	342,334
Conatus Pharmaceuticals, Inc. (a)(d)	7,362	40,123
Concert Pharmaceuticals, Inc. (a)(d)	25,754	411,806
CorMedix, Inc. (a)(d)	24,430	148,779
CTI BioPharma Corp. (a)(d)	191,537	371,582
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	112,289	378,414
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	8,382
Cytokinetics, Inc. (a)(d)	40,859	260,272
Cytori Therapeutics, Inc. (a)	69,588	46,005
CytRx Corp. (a)(d)	55,459	227,936
DARA BioSciences, Inc. (a)	1,702	1,345
Dicerna Pharmaceuticals, Inc. (a)	13,410	221,801
Discovery Laboratories, Inc. (a)(d)	132,829	111,377
Dyax Corp. (a)(d)	185,091	4,875,297
Dynavax Technologies Corp. (a)(d)	40,571	923,802
Eagle Pharmaceuticals, Inc. (a)	11,967	869,163
Eleven Biotherapeutics, Inc. (a)(d)	6,105	17,155
Emergent BioSolutions, Inc. (a)(d)	38,141	1,215,172
Enanta Pharmaceuticals, Inc. (a)(d)	16,864	689,400
Enzon Pharmaceuticals, Inc.	43,430	56,893
Epirus Biopharmaceuticals, Inc. (a)(d)	17,330	93,409
Epizyme, Inc. (a)(d)	32,918	624,454
Esperion Therapeutics, Inc. (a)(d)	17,696	1,902,497
Exact Sciences Corp. (a)(d)	122,260	3,302,243
Exelixis, Inc. (a)(d)	253,161	797,457
Fate Therapeutics, Inc. (a)	23,219	145,351
Fibrocell Science, Inc. (a)(d)	25,988	120,065
FibroGen, Inc.	12,857	234,126
Five Prime Therapeutics, Inc. (a)(d)	27,013	692,613
Flexion Therapeutics, Inc. (a)	12,508	249,034
Fortress Biotech, Inc. (a)(d)	43,908	129,090
Foundation Medicine, Inc. (a)(d)	24,382	872,144
Galectin Therapeutics, Inc. (a)(d)	13,518	33,930

	Shares	Value
Galena Biopharma, Inc. (a)(d)	255,403	$ 400,983
Galmed Pharmaceuticals Ltd. (a)	3,203	33,856
Genocea Biosciences, Inc. (a)(d)	19,046	202,078
Genomic Health, Inc. (a)(d)	18,393	498,266
GenVec, Inc. (a)	8,140	19,210
Geron Corp. (a)(d)	196,151	757,143
Gilead Sciences, Inc.	1,931,064	216,800,555
GlycoMimetics, Inc. (a)	10,456	83,334
GTx, Inc. (a)(d)	19,627	22,375
Halozyme Therapeutics, Inc. (a)(d)	133,861	2,322,488
Harvard Apparatus (a)	3,080	5,667
Heat Biologics, Inc. (a)(d)	3,136	21,576
Hemispherx Biopharma, Inc. (a)(d)	130,774	29,555
Heron Therapeutics, Inc. (a)(d)	35,957	710,510
iBio, Inc. (a)(d)	40,361	36,930
Idera Pharmaceuticals, Inc. (a)(d)	110,523	424,408
Ignyta, Inc. (a)	41,954	376,747
Immune Design Corp. (a)	12,017	262,331
ImmunoCellular Therapeutics Ltd. (a)	41,923	20,366
ImmunoGen, Inc. (a)(d)	137,379	1,233,663
Immunomedics, Inc. (a)(d)	99,673	384,738
Incyte Corp. (a)(d)	201,191	22,161,189
Infinity Pharmaceuticals, Inc. (a)(d)	64,535	836,374
Inovio Pharmaceuticals, Inc. (a)(d)	96,684	813,112
Insmed, Inc. (a)(d)	76,656	1,681,833
Insys Therapeutics, Inc. (a)(d)	14,979	892,748
Intercept Pharmaceuticals, Inc. (a)(d)	17,494	4,464,381
Intrexon Corp. (a)(d)	56,952	2,398,818
Invitae Corp. (d)	18,362	228,607
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	2,117,474
Isis Pharmaceuticals, Inc. (a)(d)	151,104	10,172,321
IsoRay, Inc. (a)(d)	31,040	55,872
Juno Therapeutics, Inc. (d)	31,181	1,641,368
Karyopharm Therapeutics, Inc. (a)(d)	26,763	720,460
Keryx Biopharmaceuticals, Inc. (a)(d)	130,530	1,357,512
Kindred Biosciences, Inc. (a)(d)	10,713	69,099
Kite Pharma, Inc. (d)	14,539	801,826
KYTHERA Biopharmaceuticals, Inc. (a)(d)	24,408	1,229,431
La Jolla Pharmaceutical Co. (a)(d)	15,002	334,995
Lexicon Pharmaceuticals, Inc. (a)(d)	68,906	484,409
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	2,028,028
Loxo Oncology, Inc.	2,982	36,798
Lpath, Inc. (a)	7,871	2,242
Macrogenics, Inc. (a)(d)	29,197	944,523
MannKind Corp. (a)(d)	336,759	1,744,412
Mast Therapeutics, Inc. (a)(d)	146,638	79,185
Medgenics, Inc. (a)	27,208	205,420
MediciNova, Inc. (a)(d)	31,401	124,976
Medivation, Inc. (a)	100,670	13,293,474
MEI Pharma, Inc. (a)(d)	26,819	50,956
Merrimack Pharmaceuticals, Inc. (a)(d)	130,664	1,541,835
MiMedx Group, Inc. (a)(d)	113,798	1,177,809
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Momenta Pharmaceuticals, Inc. (a)(d)	67,816	$ 1,346,148
Myriad Genetics, Inc. (a)(d)	91,480	3,105,746
Nanosphere, Inc. (a)(d)	1,812	6,215
NanoViricides, Inc. (a)(d)	32,620	50,561
Navidea Biopharmaceuticals, Inc. (a)(d)	148,549	185,686
Neuralstem, Inc. (a)(d)	106,528	164,053
Neurocrine Biosciences, Inc. (a)(d)	97,538	4,278,017
NewLink Genetics Corp. (a)(d)	24,740	1,067,531
Northwest Biotherapeutics, Inc. (a)(d)	40,748	342,283
Novavax, Inc. (a)(d)	341,386	3,072,474
Ohr Pharmaceutical, Inc. (a)(d)	32,314	87,571
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	22,398
OncoMed Pharmaceuticals, Inc. (a)(d)	11,507	286,754
Onconova Therapeutics, Inc. (a)(d)	6,241	16,913
Oncothyreon, Inc. (a)(d)	120,855	413,324
Opexa Therapeutics, Inc. (a)	5,726	3,264
Ophthotech Corp. (a)(d)	12,066	603,541
Opko Health, Inc. (a)(d)	313,163	5,536,722
Oragenics, Inc. (a)	9,973	7,579
Orexigen Therapeutics, Inc. (a)(d)	166,751	817,080
Organovo Holdings, Inc. (a)(d)	81,267	407,148
Osiris Therapeutics, Inc. (a)(d)	18,170	337,962
Otonomy, Inc. (d)	21,606	529,779
OvaScience, Inc. (a)(d)	23,544	798,848
OXiGENE, Inc. (a)	561	808
Palatin Technologies, Inc. (a)(d)	9,275	8,253
PDL BioPharma, Inc.	190,006	1,269,240
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	343,319
Pfenex, Inc. (a)	21,045	399,434
PharmAthene, Inc. (a)(d)	51,372	87,846
Portola Pharmaceuticals, Inc. (a)(d)	88,717	3,710,145
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	480,318
Proteon Therapeutics, Inc.	5,515	93,204
Prothena Corp. PLC (a)(d)	39,443	1,555,632
PTC Therapeutics, Inc. (a)(d)	27,645	1,605,898
Puma Biotechnology, Inc. (a)(d)	27,928	5,458,528
Radius Health, Inc. (a)(d)	15,736	758,790
Raptor Pharmaceutical Corp. (a)(d)	97,027	1,194,402
Receptos, Inc. (a)	39,716	6,548,771
Regeneron Pharmaceuticals, Inc. (a)(d)	95,147	48,768,546
Regulus Therapeutics, Inc. (a)(d)	29,427	415,509
Repligen Corp. (a)(d)	42,236	1,721,539
Retrophin, Inc. (a)(d)	41,038	1,298,442
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	185,394
Rigel Pharmaceuticals, Inc. (a)	109,711	382,891
Sage Therapeutics, Inc. (d)	14,376	1,076,331
Sangamo Biosciences, Inc. (a)(d)	84,275	1,032,369
Sarepta Therapeutics, Inc. (a)(d)	45,030	1,153,669
Seattle Genetics, Inc. (a)(d)	128,581	5,540,555
Sorrento Therapeutics, Inc. (a)(d)	38,584	532,073
Spark Therapeutics, Inc. (d)	10,035	738,977

	Shares	Value
Spectrum Pharmaceuticals, Inc. (a)(d)	70,340	$ 441,032
StemCells, Inc. (a)(d)	41,468	28,198
Stemline Therapeutics, Inc. (a)(d)	20,998	289,142
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	77,364
Synageva BioPharma Corp. (a)	31,306	6,681,013
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	477,377
Synta Pharmaceuticals Corp. (a)(d)	141,508	302,827
Synthetic Biologics, Inc. (a)(d)	84,770	161,063
T2 Biosystems, Inc.	5,534	92,916
Targacept, Inc. (a)(d)	18,977	52,377
Tenax Therapeutics, Inc. (a)	1,373	5,011
TESARO, Inc. (a)(d)	32,467	1,907,761
TetraLogic Pharmaceuticals Corp. (a)(d)	5,276	12,240
TG Therapeutics, Inc. (a)(d)	39,520	622,045
Threshold Pharmaceuticals, Inc. (a)(d)	66,603	259,086
Tobira Therapeutics, Inc. (d)	1,768	23,232
Tokai Pharmaceuticals, Inc. (d)	5,465	62,137
TRACON Pharmaceuticals, Inc. (d)	4,111	46,701
Trevena, Inc. (a)	18,054	125,656
Trovagene, Inc. (a)	33,847	370,963
Ultragenyx Pharmaceutical, Inc. (a)(d)	31,984	2,782,608
United Therapeutics Corp. (a)(d)	59,588	10,947,507
Vanda Pharmaceuticals, Inc. (a)(d)	64,409	649,887
Verastem, Inc. (a)(d)	47,048	406,965
Vericel Corp. (a)	3,923	12,201
Versartis, Inc. (a)	25,643	398,492
Vertex Pharmaceuticals, Inc. (a)	312,968	40,150,665
Vical, Inc. (a)	65,666	62,389
Vitae Pharmaceuticals, Inc. (d)	16,202	198,637
Vital Therapies, Inc. (a)(d)	7,644	165,875
Xencor, Inc. (a)	39,671	719,632
XOMA Corp. (a)(d)	99,609	350,624
Zafgen, Inc.	17,716	576,833
ZIOPHARM Oncology, Inc. (a)(d)	141,688	1,343,202
		1,037,305,984
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	29,889	1,587,405
Abbott Laboratories	1,956,032	95,063,155
Abiomed, Inc. (a)(d)	47,488	2,835,983
Accuray, Inc. (a)(d)	93,204	572,739
Alere, Inc. (a)	106,836	5,510,601
Align Technology, Inc. (a)	96,830	5,874,676
Alliqua Biomedical, Inc. (a)(d)	4,397	21,765
Alphatec Holdings, Inc. (a)	36,801	49,681
Analogic Corp.	15,585	1,318,647
Angiodynamics, Inc. (a)(d)	38,160	612,468
Anika Therapeutics, Inc. (a)(d)	16,592	559,648
Antares Pharma, Inc. (a)	159,300	337,716
Atossa Genetics, Inc. (a)	789	1,239
Atricure, Inc. (a)(d)	34,596	793,632
Atrion Corp.	1,969	738,139
AxoGen, Inc. (a)	17,932	54,872
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	699,912	$ 46,621,138
Becton, Dickinson & Co.	271,002	38,078,491
BioLase Technology, Inc. (a)(d)	31,172	52,992
Boston Scientific Corp. (a)	1,717,702	31,382,416
C.R. Bard, Inc.	93,775	15,971,758
Cantel Medical Corp.	48,934	2,278,367
Cardica, Inc. (a)	23,778	9,751
Cardiovascular Systems, Inc. (a)(d)	37,106	1,038,226
Cerus Corp. (a)(d)	120,620	600,688
Cesca Therapeutics, Inc. (a)	15,844	13,626
Cogentix Medical, Inc. (a)	1,160	1,937
CONMED Corp.	32,943	1,829,654
Cryolife, Inc.	28,209	302,118
Cutera, Inc. (a)	15,449	229,109
Cyberonics, Inc. (a)(d)	38,945	2,492,869
Cynosure, Inc. Class A (a)(d)	24,901	888,966
CytoSorbents Corp. (a)(d)	24,969	157,305
Delcath Systems, Inc. (a)(d)	7,494	10,791
DENTSPLY International, Inc.	185,229	9,638,391
Derma Sciences, Inc. (a)(d)	27,081	177,651
DexCom, Inc. (a)(d)	94,287	6,762,264
Echo Therapeutics, Inc. (a)	2,009	3,496
Edwards Lifesciences Corp. (a)	138,060	18,047,203
Endologix, Inc. (a)(d)	92,123	1,537,533
Entellus Medical, Inc.	4,344	101,432
EnteroMedics, Inc. (a)(d)	53,456	63,613
ERBA Diagnostics, Inc. (a)	3,094	8,261
Exactech, Inc. (a)	10,055	214,976
Fonar Corp. (a)	7,275	78,716
Genmark Diagnostics, Inc. (a)(d)	47,156	432,421
Globus Medical, Inc. (a)	81,315	2,109,311
Greatbatch, Inc. (a)(d)	28,475	1,480,131
Haemonetics Corp. (a)	65,465	2,705,014
Halyard Health, Inc. (a)(d)	61,968	2,566,715
Hansen Medical, Inc. (a)(d)	48,696	44,011
HeartWare International, Inc. (a)(d)	19,657	1,450,097
Hill-Rom Holdings, Inc.	72,156	3,720,363
Hologic, Inc. (a)(d)	344,492	12,322,479
ICU Medical, Inc. (a)(d)	17,344	1,682,368
IDEXX Laboratories, Inc. (a)(d)	62,216	8,436,490
Inogen, Inc. (a)(d)	13,765	514,536
Insulet Corp. (a)	70,939	2,005,446
Integra LifeSciences Holdings Corp. (a)(d)	34,810	2,338,188
Intuitive Surgical, Inc. (a)	47,095	22,970,586
Invacare Corp.	43,063	935,759
K2M Group Holdings, Inc.	22,830	596,776
Kewaunee Scientific Corp.	1,376	23,323
LDR Holding Corp. (a)	17,638	714,692
LeMaitre Vascular, Inc.	3,845	38,988
Masimo Corp. (a)(d)	62,689	2,200,384
Medtronic PLC	1,849,240	141,133,997

	Shares	Value
MELA Sciences, Inc. (a)(d)	4,012	$ 6,138
Meridian Bioscience, Inc. (d)	58,579	1,066,138
Merit Medical Systems, Inc. (a)(d)	59,719	1,227,823
Misonix, Inc. (a)	3,683	40,145
Natus Medical, Inc. (a)	43,776	1,709,891
Neogen Corp. (a)	51,466	2,405,521
Nevro Corp. (d)	11,639	591,610
NuVasive, Inc. (a)	62,137	3,141,025
NxStage Medical, Inc. (a)(d)	68,384	1,108,505
OraSure Technologies, Inc. (a)	68,939	426,732
Orthofix International NV (a)	22,001	720,973
Perseon Corp. (a)	46,363	13,445
PhotoMedex, Inc. (a)(d)	6,551	11,202
Quidel Corp. (a)(d)	35,813	776,068
ResMed, Inc. (d)	182,863	10,756,002
Retractable Technologies, Inc. (a)(d)	5,248	21,097
Rockwell Medical Technologies, Inc. (a)(d)	62,388	690,635
RTI Biologics, Inc. (a)	61,233	396,178
Second Sight Medical Products, Inc. (d)	6,501	93,614
Sientra, Inc.	2,638	59,434
Sirona Dental Systems, Inc. (a)	76,420	7,544,182
St. Jude Medical, Inc.	364,893	26,910,859
Staar Surgical Co. (a)(d)	34,338	320,717
Stereotaxis, Inc. (a)(d)	3,270	5,755
Steris Corp.	98,802	6,602,938
Stryker Corp.	385,271	37,036,101
SurModics, Inc. (a)	19,525	481,877
Symmetry Surgical, Inc. (a)	7,341	64,821
Synergetics U.S.A., Inc. (a)	19,727	87,193
Tandem Diabetes Care, Inc. (a)	25,765	310,984
TearLab Corp. (a)	17,390	40,171
Teleflex, Inc. (d)	53,220	6,851,543
The Cooper Companies, Inc.	62,362	11,335,541
The Spectranetics Corp. (a)(d)	57,749	1,433,908
Thoratec Corp. (a)	75,606	3,431,756
Tornier NV (a)(d)	49,189	1,307,444
TransEnterix, Inc. (a)(d)	65,065	293,443
TriVascular Technologies, Inc. (a)(d)	5,628	30,673
Unilife Corp. (a)(d)	142,037	348,701
Utah Medical Products, Inc.	13,511	739,457
Varian Medical Systems, Inc. (a)(d)	129,180	11,186,988
Vascular Solutions, Inc. (a)(d)	17,548	572,591
Veracyte, Inc. (a)(d)	8,684	91,182
Vermillion, Inc. (a)(d)	5,249	10,813
West Pharmaceutical Services, Inc.	94,110	5,095,115
Wright Medical Group, Inc. (a)(d)	70,704	1,937,290
Zeltiq Aesthetics, Inc. (a)(d)	33,895	930,757
Zimmer Holdings, Inc.	217,906	24,860,896
		680,074,051
Health Care Providers & Services - 2.8%
AAC Holdings, Inc.	5,843	227,059
Acadia Healthcare Co., Inc. (a)(d)	65,873	4,883,824
Aceto Corp.	37,033	872,868
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Addus HomeCare Corp. (a)	6,027	$ 168,816
Adeptus Health, Inc. Class A	5,548	388,637
Aetna, Inc.	454,255	53,588,462
Air Methods Corp. (a)(d)	45,048	1,899,224
Alliance Healthcare Services, Inc. (a)	17,141	315,223
Almost Family, Inc. (a)(d)	9,932	381,389
Amedisys, Inc. (a)	46,941	1,456,110
AmerisourceBergen Corp.	266,122	29,954,692
AMN Healthcare Services, Inc. (a)(d)	76,320	2,029,349
AmSurg Corp. (a)(d)	60,879	4,099,592
Anthem, Inc.	345,069	57,919,832
Bio-Reference Laboratories, Inc. (a)(d)	31,917	1,060,283
BioScrip, Inc. (a)(d)	97,179	344,985
BioTelemetry, Inc. (a)	34,161	329,654
Brookdale Senior Living, Inc. (a)	242,983	9,158,029
Capital Senior Living Corp. (a)	37,012	953,429
Cardinal Health, Inc.	427,040	37,652,117
Centene Corp. (a)	151,244	11,394,723
Chemed Corp.	24,465	3,038,308
Cigna Corp.	332,984	46,894,137
Civitas Solutions, Inc.	15,425	342,127
Community Health Systems, Inc. (a)	151,322	8,369,620
Corvel Corp. (a)	17,696	635,286
Cross Country Healthcare, Inc. (a)(d)	40,427	429,335
DaVita HealthCare Partners, Inc. (a)	223,416	18,717,792
Envision Healthcare Holdings, Inc. (a)	242,951	8,977,039
ExamWorks Group, Inc. (a)(d)	46,646	1,906,888
Express Scripts Holding Co. (a)	943,823	82,244,736
Five Star Quality Care, Inc. (a)	46,768	216,536
Genesis HealthCare, Inc. Class A (a)	27,157	173,262
Hanger, Inc. (a)(d)	45,074	1,036,251
HCA Holdings, Inc. (a)	381,428	31,212,253
Health Net, Inc. (a)	98,831	6,151,241
HealthEquity, Inc. (a)	44,175	1,171,079
HealthSouth Corp.	110,704	4,777,985
Healthways, Inc. (a)(d)	52,424	794,748
Henry Schein, Inc. (a)	110,332	15,630,734
Hooper Holmes, Inc. (a)	6,267	2,319
Humana, Inc.	193,915	41,623,855
IPC The Hospitalist Co., Inc. (a)(d)	20,567	1,015,393
Kindred Healthcare, Inc.	116,492	2,668,832
Laboratory Corp. of America Holdings (a)	127,625	15,053,369
Landauer, Inc.	14,935	508,985
LHC Group, Inc. (a)	14,928	548,753
LifePoint Hospitals, Inc. (a)	57,527	4,331,208
Magellan Health Services, Inc. (a)	33,160	2,242,611
McKesson Corp.	301,552	71,537,181
MEDNAX, Inc. (a)(d)	129,284	9,202,435
Molina Healthcare, Inc. (a)(d)	41,071	2,987,505
National Healthcare Corp.	13,450	846,274

	Shares	Value
National Research Corp. Class A	3,663	$ 51,209
NeoStem, Inc. (a)(d)	15,337	32,668
Omnicare, Inc.	126,227	12,028,171
Owens & Minor, Inc.	80,650	2,687,258
Patterson Companies, Inc.	106,597	5,099,600
PDI, Inc. (a)	1,365	1,747
PharMerica Corp. (a)	42,657	1,418,772
Premier, Inc. (a)	38,595	1,478,960
Providence Service Corp. (a)(d)	16,922	813,271
Quest Diagnostics, Inc. (d)	182,570	13,734,741
RadNet, Inc. (a)	31,699	206,360
Select Medical Holdings Corp.	129,424	2,116,082
Sharps Compliance Corp. (a)	5,184	29,186
Surgical Care Affiliates, Inc. (a)	29,647	1,126,290
Team Health Holdings, Inc. (a)	90,863	5,313,668
Tenet Healthcare Corp. (a)	126,276	6,716,620
The Ensign Group, Inc.	31,437	1,457,734
Triple-S Management Corp. (a)	31,318	751,632
Trupanion, Inc. (d)	5,857	49,082
U.S. Physical Therapy, Inc.	15,784	786,990
UnitedHealth Group, Inc.	1,235,607	148,532,317
Universal American Spin Corp. (a)	69,827	716,425
Universal Health Services, Inc. Class B	116,196	15,056,678
VCA, Inc. (a)	109,673	5,753,446
Wellcare Health Plans, Inc. (a)	58,391	5,002,357
		835,327,638
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	222,296	3,127,705
athenahealth, Inc. (a)(d)	47,776	5,570,682
Authentidate Holding Corp. (a)	816	165
Castlight Health, Inc. Class B (a)	20,545	179,358
Cerner Corp. (a)	388,911	26,169,821
CollabRx, Inc. (a)	87	64
Computer Programs & Systems, Inc.	21,937	1,147,963
HealthStream, Inc. (a)	34,016	965,034
HMS Holdings Corp. (a)(d)	114,613	1,953,006
iCAD, Inc. (a)	14,864	65,550
Imprivata, Inc.	3,026	47,811
IMS Health Holdings, Inc. (a)	155,521	4,628,305
Inovalon Holdings, Inc. Class A (d)	26,747	710,935
MedAssets, Inc. (a)	79,151	1,651,881
Medidata Solutions, Inc. (a)(d)	67,161	3,896,010
Merge Healthcare, Inc. (a)	65,230	297,449
Omnicell, Inc. (a)	45,461	1,681,148
Quality Systems, Inc.	52,869	837,445
Veeva Systems, Inc. Class A (a)(d)	59,846	1,623,024
Vocera Communications, Inc. (a)	14,570	158,376
		54,711,732
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	35,982	803,118
Affymetrix, Inc. (a)(d)	90,900	1,066,257
Agilent Technologies, Inc.	435,967	17,957,481
Albany Molecular Research, Inc. (a)(d)	31,313	630,957
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
BG Medicine, Inc. (a)(d)	3,134	$ 2,077
Bio-Rad Laboratories, Inc. Class A (a)	30,427	4,392,746
Bio-Techne Corp.	47,875	4,847,344
Bruker Corp. (a)	149,896	2,973,937
Cambrex Corp. (a)	40,515	1,621,410
Charles River Laboratories International, Inc. (a)	57,625	4,168,593
Enzo Biochem, Inc. (a)	23,268	56,541
Fluidigm Corp. (a)(d)	38,600	912,504
Harvard Bioscience, Inc. (a)	18,919	105,946
Illumina, Inc. (a)	183,550	37,825,984
INC Research Holdings, Inc. Class A	12,342	426,910
Luminex Corp. (a)(d)	47,008	788,324
Mettler-Toledo International, Inc. (a)(d)	36,042	11,702,117
Nanostring Technologies, Inc. (a)	9,816	137,817
NeoGenomics, Inc. (a)	53,713	286,290
Pacific Biosciences of California, Inc. (a)(d)	73,041	411,951
PAREXEL International Corp. (a)	69,744	4,635,884
PerkinElmer, Inc. (d)	141,017	7,435,826
PRA Health Sciences, Inc. (d)	20,729	693,592
pSivida Corp. (a)	25,265	99,291
Quintiles Transnational Holdings, Inc. (a)	104,770	7,303,517
Sequenom, Inc. (a)(d)	174,667	585,134
Thermo Fisher Scientific, Inc.	512,636	66,453,005
VWR Corp. (d)	44,733	1,219,869
Waters Corp. (a)	105,086	14,041,591
		193,586,013
Pharmaceuticals - 5.4%
AbbVie, Inc.	2,200,183	146,510,186
AcelRx Pharmaceuticals, Inc. (a)(d)	24,453	85,586
Achaogen, Inc. (a)	5,847	34,614
Actavis PLC (a)	505,618	155,128,659
Acura Pharmaceuticals, Inc. (a)(d)	2,885	2,221
Aerie Pharmaceuticals, Inc. (a)(d)	17,057	189,844
Agile Therapeutics, Inc. (a)(d)	5,661	53,553
Akorn, Inc. (a)(d)	100,626	4,618,733
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	16,385
Alimera Sciences, Inc. (a)(d)	22,049	93,267
Amphastar Pharmaceuticals, Inc. (a)	9,174	140,729
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	141,797
ANI Pharmaceuticals, Inc. (a)(d)	10,919	550,099
Apricus Biosciences, Inc. (a)(d)	57,256	95,618
Aratana Therapeutics, Inc. (a)(d)	38,612	523,965
Assembly Biosciences, Inc. (a)	12,698	211,549
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)(d)	166,645	199,974
Biodel, Inc. (a)(d)	8,109	9,406
Biodelivery Sciences International, Inc. (a)(d)	50,079	426,673
Bristol-Myers Squibb Co.	2,158,811	139,459,191

	Shares	Value
Catalent, Inc. (a)	126,939	$ 4,056,970
Cempra, Inc. (a)(d)	49,335	1,811,088
Corcept Therapeutics, Inc. (a)(d)	82,171	502,887
Cumberland Pharmaceuticals, Inc. (a)	7,158	48,388
CymaBay Therapeutics, Inc. (a)(d)	11,918	40,640
DepoMed, Inc. (a)(d)	71,075	1,482,625
Dermira, Inc.	15,255	228,825
Durect Corp. (a)	121,504	315,910
Egalet Corp. (a)(d)	5,268	52,259
Eli Lilly & Co.	1,265,816	99,872,882
Endo Health Solutions, Inc. (a)(d)	230,477	19,304,754
Endocyte, Inc. (a)(d)	47,373	287,554
Flex Pharma, Inc. (d)	10,224	182,498
Heska Corp. (a)	4,776	151,399
Horizon Pharma PLC (a)(d)	173,783	5,635,783
Hospira, Inc. (a)	220,836	19,526,319
IGI Laboratories, Inc. (a)(d)	31,510	204,815
Impax Laboratories, Inc. (a)	84,041	3,950,767
Intersect ENT, Inc.	7,011	166,441
Intra-Cellular Therapies, Inc. (a)(d)	36,875	967,969
Jazz Pharmaceuticals PLC (a)(d)	78,330	14,048,486
Johnson & Johnson	3,606,787	361,183,650
Juniper Pharmaceuticals, Inc. (a)	5,322	42,736
Lannett Co., Inc. (a)(d)	33,171	1,845,303
Lipocine, Inc. (a)(d)	20,645	145,547
Mallinckrodt PLC (a)	150,976	19,542,333
Marinus Pharmaceuticals, Inc.	2,586	20,972
Merck & Co., Inc.	3,678,744	223,998,722
Mylan N.V. (d)	526,645	38,250,226
Nektar Therapeutics (a)(d)	178,486	2,052,589
Ocera Therapeutics, Inc. (a)(d)	10,720	40,307
Ocular Therapeutix, Inc. (d)	6,614	159,860
Omeros Corp. (a)(d)	47,654	945,932
Pacira Pharmaceuticals, Inc. (a)(d)	45,867	3,587,258
Pain Therapeutics, Inc. (a)	34,536	68,036
Paratek Pharmaceuticals, Inc. (a)	7,190	214,262
Pernix Therapeutics Holdings, Inc. (a)(d)	41,085	261,711
Perrigo Co. PLC	181,637	34,565,521
Pfizer, Inc.	7,939,001	275,880,285
Phibro Animal Health Corp. Class A	37,189	1,287,855
Pozen, Inc. (a)(d)	31,017	200,060
Prestige Brands Holdings, Inc. (a)(d)	69,877	3,068,998
Relypsa, Inc. (a)(d)	32,638	1,200,752
Repros Therapeutics, Inc. (a)(d)	24,715	178,195
Revance Therapeutics, Inc. (a)(d)	15,387	393,907
Rock Creek Pharmaceuticals, Inc. (a)(d)	7,052	14,739
Sagent Pharmaceuticals, Inc. (a)(d)	32,265	720,477
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	427,006
SCYNEXIS, Inc.	16,272	140,590
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	645,564
Supernus Pharmaceuticals, Inc. (a)	36,061	512,787
Tetraphase Pharmaceuticals, Inc. (a)	45,007	1,929,900
The Medicines Company (a)(d)	85,688	2,430,112
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
TherapeuticsMD, Inc. (a)(d)	153,406	$ 1,086,114
Theravance Biopharma, Inc. (a)(d)	35,043	488,850
Theravance, Inc. (d)	113,621	1,920,195
VIVUS, Inc. (a)(d)	111,051	280,959
XenoPort, Inc. (a)	89,350	532,526
Zoetis, Inc. Class A	646,553	32,178,943
Zogenix, Inc. (a)(d)	115,304	196,017
ZS Pharma, Inc.	19,191	1,122,674
		1,635,093,778
TOTAL HEALTH CARE		4,436,099,196
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.4%
AAR Corp. (d)	51,954	1,534,721
Aerojet Rocketdyne Holdings, Inc. (a)	117,365	2,435,324
AeroVironment, Inc. (a)(d)	21,575	557,714
American Science & Engineering, Inc.	13,204	516,673
API Technologies Corp. (a)	22,349	48,050
Astronics Corp. (a)	24,304	1,698,607
Astrotech Corp. (a)(d)	8,707	23,422
BE Aerospace, Inc.	137,132	7,863,149
Breeze Industrial Products Corp. (a)	1,281	14,770
CPI Aerostructures, Inc. (a)(d)	3,805	41,855
Cubic Corp.	29,193	1,395,425
Curtiss-Wright Corp.	58,485	4,216,184
DigitalGlobe, Inc. (a)(d)	87,334	2,620,020
Ducommun, Inc. (a)	15,643	364,325
Engility Holdings, Inc.	28,046	783,044
Erickson Air-Crane, Inc. (a)	6,239	23,396
Esterline Technologies Corp. (a)(d)	40,020	4,328,963
General Dynamics Corp.	408,969	57,321,095
HEICO Corp.	38,297	2,194,418
HEICO Corp. Class A	50,828	2,541,400
Hexcel Corp. (d)	126,406	6,224,231
Honeywell International, Inc.	1,012,410	105,493,122
Huntington Ingalls Industries, Inc.	62,520	7,751,855
Innovative Solutions & Support, Inc. (a)	21,878	72,197
KEYW Holding Corp. (a)(d)	42,284	295,988
KLX, Inc. (a)	69,477	3,045,872
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	269,131
L-3 Communications Holdings, Inc.	107,628	12,679,655
LMI Aerospace, Inc. (a)	6,877	68,495
Lockheed Martin Corp.	346,452	65,202,266
Micronet Enertec Technologies, Inc. (a)	3,018	9,869
Moog, Inc. Class A (a)	52,323	3,590,927
National Presto Industries, Inc. (d)	4,216	293,012
Northrop Grumman Corp.	256,831	40,882,359

	Shares	Value
Orbital ATK, Inc.	75,171	$ 5,750,582
Precision Castparts Corp.	184,479	39,041,291
Raytheon Co.	399,569	41,259,495
Rockwell Collins, Inc. (d)	174,696	16,629,312
SIFCO Industries, Inc.	891	13,303
Sparton Corp. (a)	13,384	354,810
Spirit AeroSystems Holdings, Inc. Class A (a)	166,169	9,071,166
Taser International, Inc. (a)(d)	67,735	2,139,071
Teledyne Technologies, Inc. (a)(d)	51,475	5,215,962
Textron, Inc.	352,128	15,923,228
The Boeing Co.	848,502	119,231,501
TransDigm Group, Inc.	64,049	14,477,636
Triumph Group, Inc.	65,091	4,340,919
United Technologies Corp.	1,068,782	125,229,187
Vectrus, Inc. (a)	13,322	334,249
		735,413,246
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,140,357
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,978,278
C.H. Robinson Worldwide, Inc.	184,900	11,413,877
Echo Global Logistics, Inc. (a)(d)	30,964	996,422
Expeditors International of Washington, Inc.	251,376	11,523,076
FedEx Corp.	340,889	59,048,793
Forward Air Corp.	38,499	1,996,943
Hub Group, Inc. Class A (a)(d)	45,548	1,932,146
Park-Ohio Holdings Corp.	11,143	534,975
Radiant Logistics, Inc. (a)	14,104	81,098
United Parcel Service, Inc. Class B	899,954	89,293,436
UTi Worldwide, Inc. (a)(d)	124,047	1,193,332
XPO Logistics, Inc. (a)(d)	87,710	4,311,824
		185,444,557
Airlines - 0.6%
Alaska Air Group, Inc.	167,706	10,840,516
Allegiant Travel Co.	24,598	3,873,447
American Airlines Group, Inc.	925,513	39,213,986
CHC Group Ltd. (a)(d)	40,486	53,846
Delta Air Lines, Inc.	1,062,729	45,612,329
Hawaiian Holdings, Inc. (a)(d)	71,807	1,739,166
JetBlue Airways Corp. (a)(d)	329,619	6,645,119
Republic Airways Holdings, Inc. (a)(d)	81,894	856,611
SkyWest, Inc.	63,299	936,825
Southwest Airlines Co.	868,010	32,159,771
Spirit Airlines, Inc. (a)	93,488	5,943,032
United Continental Holdings, Inc. (a)	494,903	27,016,755
Virgin America, Inc. (d)	17,141	487,490
		175,378,893
Building Products - 0.3%
A.O. Smith Corp.	98,582	7,036,783
AAON, Inc.	75,766	1,793,381
Advanced Drain Systems, Inc. Del	34,330	996,943
Allegion PlC	123,543	7,714,025
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
American Woodmark Corp. (a)	13,666	$ 701,612
Apogee Enterprises, Inc.	39,034	2,097,297
Armstrong World Industries, Inc. (a)	59,409	3,262,742
Builders FirstSource, Inc. (a)	87,836	1,078,626
Continental Building Products, Inc. (a)	37,867	844,434
Fortune Brands Home & Security, Inc.	202,661	9,294,033
Gibraltar Industries, Inc. (a)	56,316	1,009,183
Griffon Corp.	46,368	740,497
Insteel Industries, Inc.	19,643	389,914
Lennox International, Inc.	51,841	5,837,297
Masco Corp.	444,486	12,032,236
Masonite International Corp. (a)	26,160	1,784,635
NCI Building Systems, Inc. (a)	36,312	543,954
Nortek, Inc. (a)	17,394	1,436,744
Owens Corning	150,240	6,364,166
Patrick Industries, Inc. (a)	18,598	1,112,160
PGT, Inc. (a)	53,410	638,784
Ply Gem Holdings, Inc. (a)(d)	23,624	291,756
Quanex Building Products Corp.	44,676	794,786
Simpson Manufacturing Co. Ltd.	50,637	1,717,607
Trex Co., Inc. (a)(d)	46,832	2,369,699
Universal Forest Products, Inc.	26,737	1,480,160
USG Corp. (a)(d)	114,286	3,296,008
		76,659,462
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	64,884	2,104,837
ACCO Brands Corp. (a)	148,977	1,094,981
ADT Corp. (d)	218,622	7,975,331
ARC Document Solutions, Inc. (a)	46,203	346,060
Brady Corp. Class A (d)	63,375	1,603,388
Casella Waste Systems, Inc. Class A (a)	64,851	356,681
CECO Environmental Corp.	21,126	239,780
Cenveo, Inc. (a)(d)	104,135	260,338
Cintas Corp. (d)	123,729	10,651,830
Civeo Corp.	126,922	507,688
Clean Harbors, Inc. (a)(d)	69,999	3,943,744
Copart, Inc. (a)	150,686	5,213,736
Courier Corp.	17,378	430,974
Covanta Holding Corp.	187,190	4,136,899
Deluxe Corp.	66,088	4,218,397
Ennis, Inc.	28,125	473,063
Fuel Tech, Inc. (a)(d)	51,934	124,642
G&K Services, Inc. Class A	25,825	1,799,486
Healthcare Services Group, Inc. (d)	92,468	2,793,458
Heritage-Crystal Clean, Inc. (a)	18,564	263,794
Herman Miller, Inc.	75,463	2,090,325
HNI Corp.	56,998	2,763,833
Hudson Technologies, Inc. (a)(d)	16,311	65,081
Industrial Services of America, Inc. (a)(d)	1,620	6,010
InnerWorkings, Inc. (a)(d)	37,723	239,918
Interface, Inc.	82,781	1,782,275

	Shares	Value
Intersections, Inc. (a)(d)	12,865	$ 44,770
KAR Auction Services, Inc.	189,260	7,051,828
Kimball International, Inc. Class B	40,502	493,719
Knoll, Inc.	53,871	1,226,104
Matthews International Corp. Class A (d)	35,361	1,755,674
McGrath RentCorp.	31,203	949,819
Metalico, Inc. (a)(d)	55,605	18,511
Mobile Mini, Inc. (d)	62,262	2,470,556
Msa Safety, Inc.	42,693	1,908,377
Multi-Color Corp.	14,079	901,760
NL Industries, Inc. (a)	6,707	53,388
Performant Financial Corp. (a)(d)	31,038	94,356
Perma-Fix Environmental Services, Inc. (a)	6,937	24,210
Pitney Bowes, Inc.	257,264	5,621,218
Quad/Graphics, Inc.	35,149	718,797
Quest Resource Holding Corp. (a)(d)	23,818	25,723
R.R. Donnelley & Sons Co. (d)	278,333	5,338,427
Republic Services, Inc.	321,117	12,937,804
Rollins, Inc.	144,246	3,580,186
SP Plus Corp. (a)(d)	19,374	470,401
Steelcase, Inc. Class A (d)	122,865	2,113,278
Stericycle, Inc. (a)	109,008	14,966,798
Swisher Hygiene, Inc. (a)	17,741	28,031
Team, Inc. (a)(d)	21,074	838,745
Tetra Tech, Inc.	81,994	2,144,963
The Brink's Co.	62,643	2,002,070
TRC Companies, Inc. (a)	13,255	135,996
Tyco International Ltd.	544,854	21,990,307
U.S. Ecology, Inc.	29,546	1,362,366
UniFirst Corp.	21,730	2,483,956
United Stationers, Inc.	50,673	1,968,139
Viad Corp.	28,239	757,935
Virco Manufacturing Co. (a)	2,682	7,215
Waste Connections, Inc.	160,165	7,772,807
Waste Management, Inc.	556,278	27,619,203
West Corp.	54,839	1,678,073
		189,042,059
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)(d)	197,664	6,528,842
Aegion Corp. (a)	54,146	964,882
Ameresco, Inc. Class A (a)	38,199	277,325
Argan, Inc.	11,917	426,390
Chicago Bridge & Iron Co. NV (d)	128,851	6,991,455
Comfort Systems U.S.A., Inc.	43,738	981,918
Dycom Industries, Inc. (a)	45,168	2,600,773
EMCOR Group, Inc.	78,469	3,560,139
Fluor Corp.	201,037	11,302,300
Furmanite Corp. (a)	40,654	330,924
Goldfield Corp.	41,171	56,816
Granite Construction, Inc.	51,021	1,829,103
Great Lakes Dredge & Dock Corp. (a)(d)	65,527	364,330
HC2 Holdings, Inc. (a)(d)	21,569	240,926
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Integrated Electrical Services, Inc. (a)	16,326	$ 127,506
Jacobs Engineering Group, Inc. (a)	160,940	6,962,264
KBR, Inc.	198,749	3,806,043
Layne Christensen Co. (a)(d)	24,456	199,072
MasTec, Inc. (a)(d)	84,984	1,500,817
MYR Group, Inc. (a)(d)	25,270	747,992
Northwest Pipe Co. (a)	12,188	253,145
Orion Marine Group, Inc. (a)	26,930	202,244
Primoris Services Corp. (d)	58,483	1,097,726
Quanta Services, Inc. (a)	268,961	7,885,937
Sterling Construction Co., Inc. (a)(d)	31,847	126,114
Tutor Perini Corp. (a)	46,969	984,470
		60,349,453
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	21,572
Acuity Brands, Inc.	55,209	9,743,836
Allied Motion Technologies, Inc.	7,712	241,231
American Superconductor Corp. (a)(d)	12,677	78,471
AMETEK, Inc.	316,772	17,029,663
AZZ, Inc.	34,115	1,635,132
Babcock & Wilcox Co.	134,257	4,469,416
Blue Earth, Inc. (a)(d)	48,167	73,696
Broadwind Energy, Inc. (a)	15,938	60,405
Capstone Turbine Corp. (a)(d)	814,128	341,934
Eaton Corp. PLC	613,977	43,954,613
Emerson Electric Co. (d)	886,919	53,490,085
Encore Wire Corp.	23,059	1,007,217
EnerSys	58,195	3,878,115
Enphase Energy, Inc. (a)(d)	30,890	292,528
Espey Manufacturing & Electronics Corp.	2,015	53,136
Franklin Electric Co., Inc.	55,804	1,963,743
FuelCell Energy, Inc. (a)(d)	357,443	439,655
Generac Holdings, Inc. (a)(d)	94,039	3,928,949
General Cable Corp.	78,815	1,488,815
Global Power Equipment Group, Inc.	16,601	124,175
GrafTech International Ltd. (a)	175,729	890,946
Hubbell, Inc. Class B	68,281	7,376,396
LSI Industries, Inc.	24,011	227,384
MagneTek, Inc. (a)	2,664	87,885
Ocean Power Technologies, Inc. (a)(d)	11,040	7,728
Orion Energy Systems, Inc. (a)	20,733	55,564
Plug Power, Inc. (a)(d)	188,670	513,182
Polypore International, Inc. (a)	57,464	3,442,668
Powell Industries, Inc.	13,455	488,147
Power Solutions International, Inc. (a)(d)	4,960	272,800
PowerSecure International, Inc. (a)	34,256	510,072
Preformed Line Products Co.	1,961	74,440
Real Goods Solar, Inc. (a)(d)	2,045	4,867
Regal Beloit Corp.	57,797	4,519,147
Revolution Lighting Technologies, Inc. (a)(d)	38,693	48,366

	Shares	Value
Rockwell Automation, Inc.	174,226	$ 21,410,633
Sensata Technologies Holding BV (a)(d)	218,651	12,045,484
SL Industries, Inc. (a)	4,048	152,529
SolarCity Corp. (a)(d)	65,039	3,910,145
Thermon Group Holdings, Inc. (a)(d)	39,586	898,998
Ultralife Corp. (a)	13,410	55,383
Vicor Corp. (a)	18,023	245,653
		201,554,804
Industrial Conglomerates - 1.9%
3M Co.	821,787	130,729,876
Carlisle Companies, Inc.	84,301	8,358,444
Danaher Corp. (d)	791,699	68,339,458
General Electric Co.	13,049,244	355,852,884
Raven Industries, Inc.	54,733	1,054,158
Roper Industries, Inc.	127,622	22,328,745
		586,663,565
Machinery - 1.8%
Accuride Corp. (a)	79,004	342,087
Actuant Corp. Class A	91,777	2,156,760
Adept Technology, Inc. (a)(d)	17,085	105,244
AGCO Corp. (d)	111,076	5,640,439
Alamo Group, Inc.	17,898	948,057
Albany International Corp. Class A	47,080	1,863,426
Allison Transmission Holdings, Inc.	223,451	6,837,601
Altra Industrial Motion Corp.	32,780	901,450
American Railcar Industries, Inc. (d)	11,797	634,325
ARC Group Worldwide, Inc. (a)(d)	1,450	8,236
Astec Industries, Inc.	19,808	819,061
Barnes Group, Inc.	71,310	2,870,941
Blount International, Inc.	66,620	770,793
Briggs & Stratton Corp.	42,488	811,096
Caterpillar, Inc. (d)	782,480	66,761,194
Chart Industries, Inc. (a)	36,495	1,184,628
CIRCOR International, Inc.	19,714	1,051,150
CLARCOR, Inc.	59,963	3,694,320
Colfax Corp. (a)(d)	119,530	6,023,117
Columbus McKinnon Corp. (NY Shares)	26,972	615,231
Commercial Vehicle Group, Inc. (a)	77,079	488,681
Crane Co.	60,335	3,652,078
Cummins, Inc.	217,466	29,477,516
Deere & Co. (d)	438,450	41,073,996
Donaldson Co., Inc. (d)	164,610	5,869,993
Douglas Dynamics, Inc.	29,195	592,659
Dover Corp.	207,149	15,619,035
Dynamic Materials Corp.	17,783	197,391
Eastern Co.	2,354	45,550
Energy Recovery, Inc. (a)(d)	81,715	217,362
EnPro Industries, Inc.	33,499	2,026,020
ESCO Technologies, Inc.	32,538	1,213,667
ExOne Co. (a)(d)	13,829	173,554
Federal Signal Corp.	80,990	1,205,131
Flowserve Corp. (d)	173,731	9,555,205
FreightCar America, Inc.	19,411	435,195
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Gencor Industries, Inc. (a)	1,849	$ 18,176
Global Brass & Copper Holdings, Inc.	28,348	488,436
Gorman-Rupp Co. (d)	23,244	651,529
Graco, Inc.	80,230	5,823,896
Graham Corp. (d)	12,124	269,517
Greenbrier Companies, Inc. (d)	29,285	1,763,836
Hardinge, Inc.	14,874	159,152
Harsco Corp.	94,707	1,525,730
Hillenbrand, Inc.	82,630	2,538,394
Hurco Companies, Inc.	6,325	211,445
Hyster-Yale Materials Handling Class A	12,438	882,600
IDEX Corp.	101,826	7,867,077
Illinois Tool Works, Inc.	451,223	42,338,254
Ingersoll-Rand PLC	351,368	24,167,091
ITT Corp.	114,023	4,866,502
Jason Industries, Inc. (a)(d)	13,118	88,678
John Bean Technologies Corp.	36,275	1,362,852
Joy Global, Inc. (d)	127,606	4,968,978
Kadant, Inc.	18,429	868,006
Kennametal, Inc. (d)	99,076	3,572,681
L.B. Foster Co. Class A	10,636	405,763
Lincoln Electric Holdings, Inc.	100,440	6,750,572
Lindsay Corp. (d)	16,477	1,327,058
Lydall, Inc. (a)	21,741	595,921
Manitex International, Inc. (a)(d)	11,053	85,661
Manitowoc Co., Inc.	166,345	3,137,267
Meritor, Inc. (a)	118,384	1,694,075
Middleby Corp. (a)	78,769	8,562,190
Miller Industries, Inc.	16,197	332,200
Mueller Industries, Inc.	70,657	2,463,103
Mueller Water Products, Inc. Class A	199,590	1,840,220
Navistar International Corp. (a)(d)	84,316	2,232,688
NN, Inc.	24,922	679,125
Nordson Corp.	76,435	6,184,356
Omega Flex, Inc.	2,487	80,504
Oshkosh Corp.	101,850	5,108,796
PACCAR, Inc.	459,227	29,188,468
Pall Corp.	137,426	17,101,291
Parker Hannifin Corp.	186,982	22,518,242
Pentair PLC (d)	234,705	15,028,161
PMFG, Inc. (a)(d)	15,367	99,271
Proto Labs, Inc. (a)(d)	35,282	2,440,809
RBC Bearings, Inc.	32,137	2,252,161
Rexnord Corp. (a)(d)	129,441	3,316,278
Snap-On, Inc.	73,973	11,495,404
SPX Corp. (d)	53,528	3,977,666
Standex International Corp. (d)	16,157	1,292,722
Stanley Black & Decker, Inc.	200,616	20,551,103
Sun Hydraulics Corp.	31,178	1,165,434
Supreme Industries, Inc. Class A	9,991	79,928
Tecumseh Products Co. (a)	29,489	88,172

	Shares	Value
Tennant Co.	23,616	$ 1,505,756
Terex Corp.	144,501	3,573,510
The L.S. Starrett Co. Class A	4,836	87,580
Timken Co.	94,778	3,705,820
Titan International, Inc. (d)	65,675	699,439
Toro Co.	71,045	4,858,768
TriMas Corp. (a)	57,028	1,648,109
Trinity Industries, Inc. (d)	201,716	6,049,463
Twin Disc, Inc.	8,286	147,739
Valmont Industries, Inc. (d)	30,830	3,836,794
Wabash National Corp. (a)(d)	85,329	1,155,355
WABCO Holdings, Inc. (a)	75,595	9,556,720
Wabtec Corp.	127,331	12,771,299
Watts Water Technologies, Inc. Class A	38,674	2,054,750
Woodward, Inc.	78,842	4,016,211
Xerium Technologies, Inc. (a)	10,544	180,302
Xylem, Inc.	255,408	9,340,271
		557,577,514
Marine - 0.0%
Baltic Trading Ltd. (d)	40,135	61,005
International Shipholding Corp.	10,420	83,464
Kirby Corp. (a)	69,778	5,352,670
Matson, Inc.	55,151	2,221,482
		7,718,621
Professional Services - 0.5%
Acacia Research Corp. (d)	61,592	628,854
Advisory Board Co. (a)	56,995	2,893,636
Barrett Business Services, Inc.	8,858	318,977
CBIZ, Inc. (a)(d)	43,520	394,726
CDI Corp.	9,649	119,358
CEB, Inc.	43,212	3,655,303
CRA International, Inc. (a)	15,589	430,724
CTPartners Executive Search, Inc. (a)(d)	7,712	22,905
Dun & Bradstreet Corp. (d)	47,871	6,124,137
Equifax, Inc.	154,087	15,459,549
Exponent, Inc.	15,525	1,321,488
Franklin Covey Co. (a)	10,330	206,497
FTI Consulting, Inc. (a)(d)	87,714	3,447,160
GP Strategies Corp. (a)	22,618	705,908
Heidrick & Struggles International, Inc.	22,259	559,591
Hill International, Inc. (a)	43,555	230,842
Hudson Global, Inc. (a)	13,947	31,241
Huron Consulting Group, Inc. (a)	28,844	1,854,669
ICF International, Inc. (a)(d)	23,222	830,883
IHS, Inc. Class A (a)	90,149	11,124,387
Insperity, Inc. (d)	30,164	1,587,230
Kelly Services, Inc. Class A (non-vtg.)	39,205	608,462
Kforce, Inc.	36,597	805,500
Korn/Ferry International	67,303	2,159,753
Luna Innovations, Inc. (a)	1,444	1,661
Manpower, Inc.	102,325	8,661,811
Marathon Patent Group, Inc. (a)(d)	8,838	44,367
Mastech Holdings, Inc. (a)	373	3,432
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
MISTRAS Group, Inc. (a)	18,599	$ 344,267
Navigant Consulting, Inc. (a)	55,503	755,396
Nielsen Holdings B.V.	480,478	21,616,705
Odyssey Marine Exploration, Inc. (a)(d)	64,149	28,373
On Assignment, Inc. (a)	61,775	2,315,945
Paylocity Holding Corp. (a)(d)	19,150	641,142
Pendrell Corp. (a)	150,288	150,288
RCM Technologies, Inc. (a)	9,908	56,773
Resources Connection, Inc.	43,312	679,565
Robert Half International, Inc.	170,458	9,608,717
RPX Corp. (a)(d)	59,374	944,640
Towers Watson & Co.	94,041	12,972,956
TriNet Group, Inc. (a)(d)	37,156	1,112,079
TrueBlue, Inc. (a)	53,079	1,511,690
Verisk Analytics, Inc. (a)	203,814	14,792,820
Volt Information Sciences, Inc. (a)	6,248	72,289
VSE Corp.	5,397	336,935
WageWorks, Inc. (a)(d)	43,055	1,846,198
Willdan Group, Inc. (a)	3,738	53,678
		134,073,507
Road & Rail - 0.9%
AMERCO	8,790	2,891,910
ArcBest Corp.	32,932	1,125,945
Avis Budget Group, Inc. (a)	135,183	6,894,333
Celadon Group, Inc.	62,978	1,468,647
Con-way, Inc. (d)	72,845	2,948,037
Covenant Transport Group, Inc. Class A (a)	11,962	369,745
CSX Corp.	1,277,166	43,525,817
Genesee & Wyoming, Inc. Class A (a)	65,538	5,396,399
Heartland Express, Inc. (d)	72,751	1,545,959
Hertz Global Holdings, Inc. (a)	582,029	11,576,557
J.B. Hunt Transport Services, Inc.	118,822	9,983,424
Kansas City Southern	141,912	12,843,036
Knight Transportation, Inc.	76,431	2,185,927
Landstar System, Inc.	57,034	3,730,024
Marten Transport Ltd.	31,198	707,571
Norfolk Southern Corp.	397,212	36,543,504
Old Dominion Freight Lines, Inc. (a)	86,916	5,911,157
P.A.M. Transportation Services, Inc. (a)	3,193	193,400
Patriot Transportation Holding, Inc. (a)(d)	1,280	33,011
Providence & Worcester Railroad Co.	4,631	83,034
Quality Distribution, Inc. (a)	39,823	630,000
Roadrunner Transportation Systems, Inc. (a)	35,356	879,304
Ryder System, Inc.	71,490	6,552,059
Saia, Inc. (a)(d)	32,954	1,349,137
Swift Transporation Co. (a)	119,320	2,776,576
U.S.A. Truck, Inc. (a)	7,889	181,763
Union Pacific Corp.	1,141,343	115,172,922
Universal Truckload Services, Inc.	12,296	248,871

	Shares	Value
Werner Enterprises, Inc. (d)	51,778	$ 1,424,931
YRC Worldwide, Inc. (a)	30,006	394,579
		279,567,579
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	6,192
Air Lease Corp. Class A	121,471	4,570,954
Aircastle Ltd.	83,321	2,021,367
Applied Industrial Technologies, Inc.	52,950	2,243,492
Beacon Roofing Supply, Inc. (a)	65,628	2,058,094
BlueLinx Corp. (a)	23,385	25,490
CAI International, Inc. (a)(d)	19,009	410,975
DXP Enterprises, Inc. (a)(d)	17,105	701,476
Essex Rental Corp. (a)	16,688	19,692
Fastenal Co. (d)	353,613	14,678,476
GATX Corp.	60,042	3,344,940
H&E Equipment Services, Inc.	38,949	850,257
HD Supply Holdings, Inc. (a)	201,097	6,525,598
Houston Wire & Cable Co.	15,647	140,041
Kaman Corp.	34,165	1,447,229
Lawson Products, Inc. (a)	6,300	145,782
MRC Global, Inc. (a)	133,318	2,041,099
MSC Industrial Direct Co., Inc. Class A (d)	66,029	4,580,432
Neff Corp.	8,761	89,888
Now, Inc. (d)	137,633	3,182,075
Rush Enterprises, Inc. Class A (a)(d)	45,563	1,210,609
Stock Building Supply Holdings, Inc. (a)	16,419	274,361
TAL International Group, Inc.	41,028	1,488,906
Textainer Group Holdings Ltd. (d)	42,054	1,186,343
Titan Machinery, Inc. (a)(d)	24,582	390,608
United Rentals, Inc. (a)	124,011	11,025,818
Veritiv Corp. (a)	9,543	394,985
W.W. Grainger, Inc. (d)	76,597	18,408,557
Watsco, Inc.	33,332	4,197,165
WESCO International, Inc. (a)(d)	60,754	4,365,782
Willis Lease Finance Corp. (a)	2,668	48,824
		92,075,507
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	77,452	1,143,192
TOTAL INDUSTRIALS		3,282,661,959
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.5%
ADTRAN, Inc. (d)	74,924	1,290,191
Aerohive Networks, Inc. (a)(d)	10,639	76,814
Alliance Fiber Optic Products, Inc. (d)	19,146	370,667
Applied Optoelectronics, Inc. (a)(d)	10,558	188,566
Arista Networks, Inc. (d)	5,820	406,876
Arris Group, Inc. (a)	170,539	5,629,492
Aviat Networks, Inc. (a)	66,605	75,930
Bel Fuse, Inc. Class B (non-vtg.)	10,780	241,472
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Black Box Corp.	16,753	$ 336,065
Blonder Tongue Laboratories, Inc. (a)	3,352	2,581
Brocade Communications Systems, Inc.	574,317	7,101,430
CalAmp Corp. (a)(d)	50,212	991,185
Calix Networks, Inc. (a)	43,449	347,592
Ciena Corp. (a)(d)	150,502	3,630,108
Cisco Systems, Inc.	6,613,285	193,835,383
Clearfield, Inc. (a)(d)	10,596	160,953
CommScope Holding Co., Inc. (a)	134,872	4,203,960
Communications Systems, Inc.	4,311	48,973
Comtech Telecommunications Corp.	22,438	674,038
Digi International, Inc. (a)	21,456	213,702
EchoStar Holding Corp. Class A (a)	54,964	2,753,696
EMCORE Corp. (a)	29,659	188,928
Energous Corp. (a)(d)	5,973	47,963
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	272,512
F5 Networks, Inc. (a)	93,119	11,704,127
Finisar Corp. (a)(d)	141,622	3,101,522
Harmonic, Inc. (a)	107,478	731,925
Harris Corp. (d)	157,813	12,501,946
Infinera Corp. (a)(d)	158,839	3,278,437
InterDigital, Inc. (d)	54,293	3,183,199
Interphase Corp. (a)	10,718	7,503
Ixia (a)	83,745	1,053,512
JDS Uniphase Corp. (a)	300,483	3,852,192
Juniper Networks, Inc.	508,364	14,132,519
KVH Industries, Inc. (a)	23,641	294,803
Lantronix, Inc. (a)	71	109
Meru Networks, Inc. (a)(d)	20,865	33,801
Mitel Networks Corp. (a)	23,971	222,930
Motorola Solutions, Inc.	247,517	14,603,503
MRV Communications, Inc. (a)	6,176	60,216
NETGEAR, Inc. (a)(d)	51,710	1,602,493
Novatel Wireless, Inc. (a)(d)	35,452	154,925
NumereX Corp. Class A (a)(d)	13,747	117,674
Oclaro, Inc. (a)(d)	126,427	328,710
Optical Cable Corp.	564	2,228
Palo Alto Networks, Inc. (a)(d)	85,785	14,539,700
Parkervision, Inc. (a)(d)	100,275	37,102
PC-Tel, Inc.	11,999	88,793
Plantronics, Inc.	53,885	2,972,835
Polycom, Inc. (a)	189,613	2,554,087
Procera Networks, Inc. (a)(d)	21,122	242,903
QUALCOMM, Inc.	2,138,026	148,977,652
Relm Wireless Corp. (a)	9,436	52,370
Resonant, Inc. (d)	2,385	9,850
Ruckus Wireless, Inc. (a)(d)	70,783	743,929
ShoreTel, Inc. (a)(d)	78,396	539,364
Sonus Networks, Inc. (a)(d)	71,344	558,624
Tessco Technologies, Inc.	4,838	89,068

	Shares	Value
Ubiquiti Networks, Inc. (d)	35,891	$ 1,141,334
ViaSat, Inc. (a)(d)	54,745	3,448,388
Westell Technologies, Inc. Class A (a)	75,979	78,258
xG Technology, Inc. (a)	1,492	359
Zhone Technologies, Inc. (a)	5,862	13,952
		470,145,919
Electronic Equipment & Components - 0.8%
Acorn Energy, Inc. (a)	16,876	8,455
Agilysys, Inc. (a)	38,149	344,485
Amphenol Corp. Class A	397,856	22,697,685
Anixter International, Inc. (a)	33,416	2,272,288
Applied DNA Sciences, Inc. (a)(d)	4,716	12,214
Arrow Electronics, Inc. (a)	131,368	7,985,861
Avnet, Inc.	178,140	7,839,941
AVX Corp.	82,398	1,169,228
Badger Meter, Inc.	40,716	2,626,996
Belden, Inc.	54,994	4,642,593
Benchmark Electronics, Inc. (a)	62,536	1,453,337
CDW Corp.	168,131	6,237,660
Checkpoint Systems, Inc.	48,926	478,007
ClearSign Combustion Corp. (a)(d)	7,019	36,850
Cognex Corp.	109,040	5,503,249
Coherent, Inc. (a)	32,979	2,052,613
Control4 Corp. (a)(d)	17,994	163,745
Corning, Inc.	1,637,542	34,257,379
CTS Corp.	43,658	822,953
CUI Global, Inc. (a)(d)	26,608	143,683
Daktronics, Inc.	41,782	450,410
Dolby Laboratories, Inc. Class A	54,035	2,115,470
DTS, Inc. (a)	19,732	626,096
Echelon Corp. (a)	32,190	29,422
Electro Rent Corp.	21,352	219,285
Electro Scientific Industries, Inc.	27,319	149,435
eMagin Corp. (a)(d)	5,084	16,015
Fabrinet (a)(d)	31,120	565,762
FARO Technologies, Inc. (a)(d)	20,648	900,872
FEI Co.	55,230	4,506,768
FLIR Systems, Inc.	183,481	5,605,345
Frequency Electronics, Inc. (a)	2,550	32,895
Giga-Tronics, Inc. (a)	2,579	5,003
GSI Group, Inc. (a)	31,561	471,206
I. D. Systems Inc. (a)	6,071	39,826
Identiv, Inc. (a)(d)	10,618	62,752
IEC Electronics Corp. (a)	86	378
II-VI, Inc. (a)	69,895	1,304,940
Ingram Micro, Inc. Class A (a)	208,429	5,587,981
Insight Enterprises, Inc. (a)	48,551	1,424,001
Intellicheck Mobilisa, Inc. (a)	545	807
InvenSense, Inc. (a)(d)	115,158	1,630,637
IPG Photonics Corp. (a)(d)	46,113	4,373,357
Iteris, Inc. (a)	1,032	1,837
Itron, Inc. (a)(d)	49,438	1,774,330
Jabil Circuit, Inc.	254,095	6,243,114
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
KEMET Corp. (a)	34,374	$ 106,216
KEY Tronic Corp. (a)	6,483	73,971
Keysight Technologies, Inc. (a)	222,825	7,322,030
Kimball Electronics, Inc. (a)	30,376	473,258
Knowles Corp. (a)(d)	110,542	2,138,988
LightPath Technologies, Inc. Class A (a)	376	368
Littelfuse, Inc.	32,405	3,133,564
LoJack Corp. (a)	24,621	88,882
LRAD Corp. (a)	56,581	133,531
Maxwell Technologies, Inc. (a)(d)	38,769	197,722
Mercury Systems, Inc. (a)	42,608	581,599
Mesa Laboratories, Inc.	2,184	192,760
Methode Electronics, Inc. Class A	48,369	2,269,957
MicroVision, Inc. (a)(d)	33,140	107,042
MOCON, Inc.	2,209	36,250
MTS Systems Corp.	19,840	1,349,914
Multi-Fineline Electronix, Inc. (a)(d)	10,240	256,614
National Instruments Corp.	130,067	3,890,304
Neonode, Inc. (a)(d)	33,197	135,776
NetList, Inc. (a)(d)	104,599	55,437
Newport Corp. (a)	48,458	915,372
OSI Systems, Inc. (a)	22,707	1,640,354
Park Electrochemical Corp.	21,282	457,137
PC Connection, Inc.	21,453	534,609
PC Mall, Inc. (a)	4,077	39,506
Perceptron, Inc.	13,154	148,246
Planar Systems, Inc. (a)(d)	32,639	141,327
Plexus Corp. (a)	43,846	1,994,116
RadiSys Corp. (a)	9,220	26,738
RealD, Inc. (a)	53,542	675,700
Research Frontiers, Inc. (a)(d)	16,855	99,445
RF Industries Ltd.	5,778	22,823
Richardson Electronics Ltd.	23,707	203,643
Rofin-Sinar Technologies, Inc. (a)(d)	38,429	1,093,305
Rogers Corp. (a)	22,608	1,633,428
Sanmina Corp. (a)	105,831	2,292,299
ScanSource, Inc. (a)	36,663	1,426,191
Speed Commerce, Inc. (a)(d)	43,920	11,200
SYNNEX Corp. (d)	38,664	3,196,353
TE Connectivity Ltd.	527,709	36,411,921
Tech Data Corp. (a)(d)	55,538	3,505,559
Trimble Navigation Ltd. (a)	342,724	8,033,451
TTM Technologies, Inc. (a)(d)	72,726	718,533
Uni-Pixel, Inc. (a)(d)	12,876	39,401
Universal Display Corp. (a)(d)	52,285	2,808,227
Viasystems Group, Inc. (a)	4,710	86,052
Vishay Intertechnology, Inc.	163,262	2,125,671
Vishay Precision Group, Inc. (a)	9,596	126,667
Wayside Technology Group, Inc.	1,232	23,100

	Shares	Value
Wireless Telecom Group, Inc. (a)	11,200	$ 25,536
Zebra Technologies Corp. Class A (a)	66,411	7,281,302
		239,168,561
Internet Software & Services - 3.1%
Actua Corp. (a)	45,785	581,927
Akamai Technologies, Inc. (a)	230,080	17,548,202
Amber Road, Inc. (a)(d)	6,724	48,009
Angie's List, Inc. (a)(d)	43,936	275,479
AOL, Inc. (a)	100,634	5,032,706
Autobytel, Inc. (a)	9,434	158,114
Bankrate, Inc. (a)(d)	70,274	857,343
Bazaarvoice, Inc. (a)(d)	59,368	339,585
Benefitfocus, Inc. (a)(d)	9,816	352,198
Blucora, Inc. (a)(d)	58,999	935,724
Borderfree, Inc. (a)	10,765	150,602
Box, Inc. Class A (d)	17,834	314,592
Brightcove, Inc. (a)	41,182	290,333
BroadVision, Inc. (a)	490	2,940
Carbonite, Inc. (a)	17,932	196,893
Care.com, Inc. (a)(d)	8,431	51,935
ChannelAdvisor Corp. (a)(d)	32,537	364,740
comScore, Inc. (a)(d)	48,259	2,730,494
Constant Contact, Inc. (a)(d)	40,652	1,108,174
Cornerstone OnDemand, Inc. (a)(d)	59,606	1,855,535
CoStar Group, Inc. (a)	45,266	9,456,520
Coupons.com, Inc. (a)(d)	21,055	262,977
Cvent, Inc. (a)(d)	27,895	735,312
Daegis, Inc. (a)	3,645	2,588
DealerTrack Holdings, Inc. (a)(d)	59,299	2,472,768
Demand Media, Inc. (a)	19,244	107,766
Demandware, Inc. (a)(d)	39,203	2,441,563
DHI Group, Inc. (a)	50,678	429,243
EarthLink Holdings Corp.	136,356	946,311
eBay, Inc. (a)	1,427,150	87,569,924
eGain Communications Corp. (a)(d)	8,558	38,939
Endurance International Group Holdings, Inc. (a)(d)	72,915	1,482,362
Envestnet, Inc. (a)	49,518	2,169,384
Equinix, Inc.	72,549	19,448,210
Everyday Health, Inc. (a)	6,143	76,173
Facebook, Inc. Class A (a)	2,718,142	215,249,665
Five9, Inc. (a)	6,769	34,454
GlowPoint, Inc. (a)	18,770	14,641
Gogo, Inc. (a)(d)	99,521	2,129,749
Google, Inc.:
Class A (a)	369,517	201,505,010
Class C	372,802	198,371,672
GrubHub, Inc. (a)	21,930	884,218
HomeAway, Inc. (a)	111,861	3,139,938
Hortonworks, Inc. (d)	12,495	328,244
IAC/InterActiveCorp	102,871	7,722,526
Internap Network Services Corp. (a)	59,806	582,510
IntraLinks Holdings, Inc. (a)	41,386	439,933
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Inuvo, Inc. (a)	9,640	$ 24,968
iPass, Inc. (a)	33,662	35,682
j2 Global, Inc.	60,375	4,009,504
LendingClub Corp. (d)	77,533	1,489,409
Limelight Networks, Inc. (a)	53,447	233,563
LinkedIn Corp. Class A (a)	136,066	26,523,345
Liquidity Services, Inc. (a)(d)	37,923	376,196
LivePerson, Inc. (a)(d)	61,135	585,062
Local Corp. (a)(d)	28,399	10,508
LogMeIn, Inc. (a)(d)	38,302	2,431,028
Marchex, Inc. Class B	28,685	139,409
Marin Software, Inc. (a)(d)	9,976	56,763
Marketo, Inc. (a)(d)	33,875	1,010,491
MeetMe, Inc. (a)(d)	18,724	28,648
Millennial Media, Inc. (a)(d)	34,415	57,473
Monster Worldwide, Inc. (a)(d)	123,910	752,134
New Relic, Inc. (d)	10,680	349,556
NIC, Inc.	78,994	1,331,049
Opower, Inc. (a)(d)	7,716	91,357
Pandora Media, Inc. (a)(d)	232,382	4,338,572
Q2 Holdings, Inc. (a)(d)	19,471	461,657
QuinStreet, Inc. (a)	38,666	229,289
Rackspace Hosting, Inc. (a)	149,112	5,977,900
RealNetworks, Inc. (a)	28,670	159,692
Reis, Inc.	8,134	176,670
RetailMeNot, Inc. (a)(d)	84,786	1,709,286
Rightside Group Ltd. (a)(d)	8,535	69,902
Rocket Fuel, Inc. (a)(d)	19,674	163,097
SciQuest, Inc. (a)(d)	32,538	496,530
Selectica, Inc. (a)	552	3,825
Shutterstock, Inc. (a)(d)	20,192	1,292,086
Spark Networks, Inc. (a)(d)	16,620	50,359
SPS Commerce, Inc. (a)(d)	23,567	1,532,326
Stamps.com, Inc. (a)	18,614	1,252,536
Support.com, Inc. (a)	117,655	169,423
Synacor, Inc. (a)	20,037	39,273
TechTarget, Inc. (a)	11,209	103,683
Textura Corp. (a)(d)	28,776	837,669
TheStreet.com, Inc.	3,696	7,207
Travelzoo, Inc. (a)(d)	5,383	64,919
Tremor Video, Inc. (a)(d)	17,986	48,382
TrueCar, Inc.	15,879	219,607
Twitter, Inc. (a)	664,795	24,378,033
United Online, Inc. (a)	16,919	292,530
Unwired Planet, Inc. (a)(d)	100,320	67,435
VeriSign, Inc. (a)(d)	154,608	9,769,680
Web.com Group, Inc. (a)(d)	64,573	1,463,870
WebMD Health Corp. (a)(d)	44,803	2,056,458
XO Group, Inc. (a)	29,832	484,472
Xoom Corp. (a)(d)	38,371	721,759
Yahoo!, Inc. (a)	1,124,631	48,286,032

	Shares	Value
Yelp, Inc. (a)(d)	78,147	$ 3,744,023
YuMe, Inc. (a)(d)	6,211	29,005
Zillow Group, Inc. (a)(d)	54,135	4,947,398
		946,418,855
IT Services - 3.2%
Accenture PLC Class A (d)	812,707	78,052,380
Acxiom Corp. (a)	108,484	1,797,580
Alliance Data Systems Corp. (a)(d)	81,011	24,143,708
Amdocs Ltd.	213,048	11,685,683
Automatic Data Processing, Inc.	611,125	52,257,299
Blackhawk Network Holdings, Inc. (a)	67,211	2,312,058
Booz Allen Hamilton Holding Corp. Class A	123,491	3,130,497
Broadridge Financial Solutions, Inc.	158,166	8,569,434
CACI International, Inc. Class A (a)(d)	29,402	2,517,399
Cardtronics, Inc. (a)(d)	63,110	2,303,515
Cartesian, Inc. (a)	206	719
Cass Information Systems, Inc.	10,691	533,053
Ciber, Inc. (a)	66,135	222,214
Cognizant Technology Solutions Corp. Class A (a)	788,407	51,025,701
Computer Sciences Corp.	181,825	12,473,195
Computer Task Group, Inc.	11,646	86,530
Convergys Corp.	123,097	3,056,499
CoreLogic, Inc. (a)	113,020	4,405,520
CSG Systems International, Inc.	47,456	1,480,153
CSP, Inc.	3,696	26,242
Datalink Corp. (a)	21,583	199,427
DST Systems, Inc.	40,007	4,736,829
Edgewater Technology, Inc. (a)	2,875	20,441
EPAM Systems, Inc. (a)	32,476	2,335,349
Euronet Worldwide, Inc. (a)	64,215	3,840,057
EVERTEC, Inc.	87,336	1,941,479
ExlService Holdings, Inc. (a)	41,972	1,506,795
Fidelity National Information Services, Inc.	369,446	23,164,264
Fiserv, Inc. (a)	303,216	24,302,762
FleetCor Technologies, Inc. (a)	95,821	14,578,207
Forrester Research, Inc.	14,844	504,844
Gartner, Inc. Class A (a)	114,903	10,051,714
Genpact Ltd. (a)	208,160	4,681,518
Global Cash Access Holdings, Inc. (a)	85,750	662,848
Global Payments, Inc.	86,730	9,052,877
Hackett Group, Inc.	31,811	376,324
Heartland Payment Systems, Inc.	51,995	2,779,133
Higher One Holdings, Inc. (a)	32,730	92,953
IBM Corp.	1,191,501	202,138,145
iGATE Corp. (a)	48,544	2,306,325
Information Services Group, Inc.	18,000	68,760
Innodata, Inc. (a)	14,010	38,528
Jack Henry & Associates, Inc.	113,196	7,366,796
Leidos Holdings, Inc.	88,093	3,743,953
Lionbridge Technologies, Inc. (a)	69,212	382,050
ManTech International Corp. Class A	31,242	889,772
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	1,263,136	$ 116,536,927
Mattersight Corp. (a)(d)	9,437	56,245
Maximus, Inc.	80,539	5,264,834
ModusLink Global Solutions, Inc. (a)(d)	31,030	107,054
MoneyGram International, Inc. (a)(d)	66,937	650,628
NCI, Inc. Class A	12,261	129,967
Neustar, Inc. Class A (a)(d)	75,999	2,076,293
Paychex, Inc.	425,588	21,028,303
Perficient, Inc. (a)	41,488	784,953
PFSweb, Inc. (a)	13,037	192,817
Planet Payment, Inc. (a)	40,113	90,655
PRG-Schultz International, Inc. (a)	36,569	155,418
Sabre Corp.	137,263	3,581,192
Science Applications International Corp.	56,960	3,018,880
ServiceSource International, Inc. (a)(d)	93,929	411,409
StarTek, Inc. (a)	2,150	13,653
Sykes Enterprises, Inc. (a)	50,731	1,229,212
Syntel, Inc. (a)	49,784	2,365,238
Teletech Holdings, Inc.	24,832	631,229
Teradata Corp. (a)(d)	194,061	7,556,735
The Western Union Co. (d)	661,942	14,529,627
Total System Services, Inc.	219,615	9,048,138
Unisys Corp. (a)(d)	68,286	1,402,594
Vantiv, Inc. (a)	183,535	7,341,400
VeriFone Systems, Inc. (a)(d)	143,047	5,460,104
Virtusa Corp. (a)	35,863	1,631,767
Visa, Inc. Class A	2,512,033	172,526,426
WEX, Inc. (a)(d)	49,105	5,568,016
WidePoint Corp. (a)(d)	71,654	107,481
Xerox Corp.	1,361,988	15,553,903
		980,892,627
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	54,545	1,555,623
Advanced Micro Devices, Inc. (a)(d)	806,435	1,838,672
AEHR Test Systems (a)	3,126	7,502
Alpha & Omega Semiconductor Ltd. (a)	18,035	147,887
Altera Corp.	391,392	19,119,499
Amkor Technology, Inc. (a)	161,169	1,089,502
Amtech Systems, Inc. (a)(d)	13,719	153,516
ANADIGICS, Inc. (a)(d)	109,969	95,442
Analog Devices, Inc.	402,836	27,376,735
Applied Materials, Inc.	1,584,224	31,890,429
Applied Micro Circuits Corp. (a)(d)	98,689	630,623
Ascent Solar Technologies, Inc. (a)(d)	3,309	2,366
Atmel Corp.	546,044	4,843,410
ATRM Holdings, Inc. (a)	206	814
Audience, Inc. (a)(d)	9,607	46,018
Avago Technologies Ltd.	332,244	49,195,369
Axcelis Technologies, Inc. (a)	123,333	394,666
AXT, Inc. (a)	31,515	79,733

	Shares	Value
Broadcom Corp. Class A	702,101	$ 39,914,442
Brooks Automation, Inc.	91,115	1,024,133
Cabot Microelectronics Corp. (a)	30,653	1,415,556
Cascade Microtech, Inc. (a)	10,667	170,779
Cavium, Inc. (a)(d)	71,032	4,998,522
Ceva, Inc. (a)	25,211	517,834
Cirrus Logic, Inc. (a)(d)	81,891	3,091,385
Cohu, Inc.	27,549	369,432
Cree, Inc. (a)(d)	147,267	4,459,245
CVD Equipment Corp. (a)(d)	24,298	261,446
CyberOptics Corp. (a)	4,784	50,088
Cypress Semiconductor Corp.	409,936	5,628,421
Diodes, Inc. (a)	49,290	1,305,199
DSP Group, Inc. (a)	34,788	388,930
Entegris, Inc. (a)	188,525	2,626,153
Exar Corp. (a)	56,777	616,598
Fairchild Semiconductor International, Inc. (a)	143,511	2,858,739
First Solar, Inc. (a)(d)	100,730	5,007,288
FormFactor, Inc. (a)	62,215	579,222
Freescale Semiconductor, Inc. (a)(d)	129,690	5,851,613
GigOptix, Inc. (a)	17,428	25,793
GSI Technology, Inc. (a)	18,344	92,637
Ikanos Communications, Inc. (a)	3,504	6,482
Inphi Corp. (a)(d)	34,951	836,727
Integrated Device Technology, Inc. (a)	186,279	4,406,430
Integrated Silicon Solution, Inc.	35,004	718,282
Intel Corp.	6,139,912	211,581,368
Intermolecular, Inc. (a)	6,975	13,113
Intersil Corp. Class A	184,646	2,492,721
Intest Corp. (a)	2,175	10,092
IXYS Corp.	38,644	471,070
KLA-Tencor Corp.	206,649	12,328,679
Kopin Corp. (a)	69,745	242,713
Kulicke & Soffa Industries, Inc. (a)	102,964	1,365,303
Lam Research Corp.	205,556	16,906,981
Lattice Semiconductor Corp. (a)	185,835	1,163,327
Linear Technology Corp. (d)	312,661	14,960,829
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	24,326	928,280
Marvell Technology Group Ltd.	561,358	7,853,398
Mattson Technology, Inc. (a)	96,321	375,652
Maxim Integrated Products, Inc.	367,560	12,890,329
MaxLinear, Inc. Class A (a)	86,669	868,423
Micrel, Inc.	60,831	846,768
Microchip Technology, Inc. (d)	262,596	12,901,341
Micron Technology, Inc. (a)	1,390,827	38,845,798
Microsemi Corp. (a)	121,045	4,404,828
MKS Instruments, Inc.	68,909	2,598,558
Monolithic Power Systems, Inc.	46,150	2,519,790
MoSys, Inc. (a)(d)	60,423	134,139
Nanometrics, Inc. (a)(d)	28,664	445,439
NeoPhotonics Corp. (a)	16,785	139,316
NVE Corp. (d)	6,043	434,069
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp.	669,261	$ 14,810,746
Omnivision Technologies, Inc. (a)	72,480	1,954,061
ON Semiconductor Corp. (a)	558,505	7,405,776
PDF Solutions, Inc. (a)	38,716	616,746
Pericom Semiconductor Corp.	26,821	351,087
Photronics, Inc. (a)(d)	86,016	867,901
Pixelworks, Inc. (a)(d)	22,798	113,534
PMC-Sierra, Inc. (a)	268,208	2,435,329
Power Integrations, Inc.	37,256	1,891,115
Qorvo, Inc. (a)	192,191	15,788,491
QuickLogic Corp. (a)(d)	61,486	93,459
Rambus, Inc. (a)(d)	153,264	2,343,407
Rubicon Technology, Inc. (a)(d)	25,049	67,382
Rudolph Technologies, Inc. (a)(d)	38,164	486,209
Semtech Corp. (a)	87,042	1,859,217
Sigma Designs, Inc. (a)(d)	37,658	322,729
Silicon Laboratories, Inc. (a)(d)	57,784	3,203,545
Skyworks Solutions, Inc.	246,285	26,933,728
STR Holdings, Inc. (a)	12,411	13,776
SunEdison Semiconductor Ltd. (d)	32,293	780,845
SunEdison, Inc. (a)(d)	324,601	9,728,292
SunPower Corp. (a)(d)	63,864	1,940,827
Synaptics, Inc. (a)(d)	46,424	4,625,687
Teradyne, Inc.	294,988	6,238,996
Tessera Technologies, Inc.	64,088	2,470,592
Texas Instruments, Inc.	1,353,955	75,713,164
Ultra Clean Holdings, Inc. (a)	39,254	253,973
Ultratech, Inc. (a)(d)	31,408	626,276
Veeco Instruments, Inc. (a)(d)	53,983	1,634,605
Xcerra Corp. (a)	63,706	491,810
Xilinx, Inc.	340,456	16,144,424
		775,619,235
Software - 3.9%
A10 Networks, Inc. (a)(d)	15,911	96,262
ACI Worldwide, Inc. (a)(d)	149,880	3,568,643
Activision Blizzard, Inc.	638,135	16,119,290
Adobe Systems, Inc. (a)	617,083	48,805,094
Advent Software, Inc.	55,530	2,429,993
American Software, Inc. Class A	10,878	95,618
ANSYS, Inc. (a)	118,326	10,531,014
Aspen Technology, Inc. (a)(d)	119,658	5,121,362
Autodesk, Inc. (a)	293,947	15,917,230
Barracuda Networks, Inc. (a)(d)	18,881	742,779
Blackbaud, Inc.	58,932	3,020,854
Bottomline Technologies, Inc. (a)(d)	50,588	1,331,982
BroadSoft, Inc. (a)	38,869	1,419,107
BSQUARE Corp. (a)	11,182	77,044
CA Technologies, Inc.	411,696	12,536,143
Cadence Design Systems, Inc. (a)(d)	363,072	7,185,195
Callidus Software, Inc. (a)	61,695	883,472
CDK Global, Inc.	205,840	10,969,214

	Shares	Value
Citrix Systems, Inc. (a)	203,656	$ 13,239,677
CommVault Systems, Inc. (a)	56,734	2,520,692
Comverse, Inc. (a)(d)	23,221	558,929
Covisint Corp. (a)(d)	39,763	106,962
Cyan, Inc. (a)	15,676	82,926
Datawatch Corp. (a)(d)	9,730	68,791
Digimarc Corp. (d)	9,763	301,579
Digital Turbine, Inc. (a)(d)	41,910	175,184
Document Security Systems, Inc. (a)	19,824	5,551
Ebix, Inc. (d)	35,461	1,262,412
Electronic Arts, Inc. (a)	401,611	25,203,098
Ellie Mae, Inc. (a)	36,500	2,307,530
EnerNOC, Inc. (a)(d)	34,204	329,042
Envivio, Inc. (a)	6,801	11,630
EPIQ Systems, Inc.	38,746	649,770
ePlus, Inc. (a)	7,158	555,819
Evolving Systems, Inc.	4,973	44,210
FactSet Research Systems, Inc.	53,360	8,813,471
Fair Isaac Corp.	40,570	3,558,800
FalconStor Software, Inc. (a)	37,427	53,895
FireEye, Inc. (a)(d)	40,394	1,881,149
Fortinet, Inc. (a)	181,910	7,287,315
Gigamon, Inc. (a)	29,295	901,114
Glu Mobile, Inc. (a)(d)	137,155	888,764
GSE Systems, Inc. (a)	388	640
Guidance Software, Inc. (a)(d)	13,894	94,757
Guidewire Software, Inc. (a)(d)	89,098	4,316,798
HubSpot, Inc.	13,055	663,194
Imperva, Inc. (a)	33,694	2,048,932
Infoblox, Inc. (a)	66,164	1,719,602
Informatica Corp. (a)	139,804	6,766,514
Interactive Intelligence Group, Inc. (a)(d)	22,204	959,879
Intuit, Inc.	361,781	37,679,491
Jive Software, Inc. (a)	30,754	173,145
Liquid Holdings Group, Inc. (a)	3,912	802
Majesco Entertainment Co. (a)	2,850	3,962
Manhattan Associates, Inc. (a)	94,877	5,204,003
Mentor Graphics Corp.	118,491	3,093,800
Microsoft Corp.	10,636,241	498,414,253
MicroStrategy, Inc. Class A (a)	12,438	2,188,839
Mitek Systems, Inc. (a)(d)	15,896	52,457
MobileIron, Inc.	11,083	66,720
Model N, Inc. (a)	14,428	166,788
Monotype Imaging Holdings, Inc.	47,766	1,239,050
NetScout Systems, Inc. (a)(d)	49,002	1,964,000
NetSol Technologies, Inc. (a)	10,165	54,179
NetSuite, Inc. (a)(d)	45,731	4,272,190
Nuance Communications, Inc. (a)	363,825	6,137,728
Oracle Corp.	4,156,599	180,770,491
Parametric Technology Corp. (a)	160,536	6,625,321
Park City Group, Inc. (a)(d)	12,676	146,154
Paycom Software, Inc. (a)	31,787	1,104,916
Pegasystems, Inc.	44,128	964,638
Progress Software Corp. (a)	64,141	1,688,833
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Proofpoint, Inc. (a)(d)	44,316	$ 2,620,405
PROS Holdings, Inc. (a)(d)	29,264	563,332
QAD, Inc.:
Class A	10,065	240,554
Class B	4,298	89,785
Qlik Technologies, Inc. (a)	106,112	3,838,071
Qualys, Inc. (a)(d)	28,775	1,171,718
Rally Software Development Corp. (a)(d)	17,478	339,423
RealPage, Inc. (a)	66,111	1,207,187
Red Hat, Inc. (a)	236,010	18,236,493
Rosetta Stone, Inc. (a)	15,141	115,374
Rovi Corp. (a)(d)	119,303	1,999,518
Salesforce.com, Inc. (a)	784,875	57,099,656
SeaChange International, Inc. (a)(d)	36,866	249,214
ServiceNow, Inc. (a)(d)	175,474	13,443,063
Silver Spring Networks, Inc. (a)(d)	33,407	456,674
Smith Micro Software, Inc. (a)(d)	41,455	46,844
SolarWinds, Inc. (a)	91,872	4,359,326
Solera Holdings, Inc.	89,600	4,419,968
Sonic Foundry, Inc. (a)	155	1,059
Splunk, Inc. (a)	154,121	10,421,662
SS&C Technologies Holdings, Inc.	90,428	5,328,922
Symantec Corp.	879,145	21,648,946
Synchronoss Technologies, Inc. (a)(d)	46,956	2,067,942
Synopsys, Inc. (a)	196,845	9,820,597
Tableau Software, Inc. (a)	57,949	6,560,406
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,912,305
Tangoe, Inc. (a)(d)	45,871	583,020
TeleCommunication Systems, Inc. Class A (a)	49,377	158,006
TeleNav, Inc. (a)	29,532	266,674
The Rubicon Project, Inc. (a)	10,357	178,658
TiVo, Inc. (a)	121,206	1,276,299
Tubemogul, Inc. (a)(d)	9,693	164,102
Tyler Technologies, Inc. (a)	42,244	5,131,801
Ultimate Software Group, Inc. (a)(d)	35,394	5,726,395
Varonis Systems, Inc. (a)(d)	6,875	138,738
Vasco Data Security International, Inc. (a)(d)	33,825	901,098
Verint Systems, Inc. (a)	81,394	5,263,750
VirnetX Holding Corp. (a)(d)	50,110	241,029
VMware, Inc. Class A (a)(d)	112,229	9,799,836
Voltari Corp. (a)(d)	4,240	27,814
Vringo, Inc. (a)(d)	98,619	58,027
Wave Systems Corp. Class A (a)(d)	27,069	17,866
Workday, Inc. Class A (a)(d)	121,756	9,608,984
Workiva, Inc.	11,374	150,478
Yodlee, inc.	5,321	76,303
Zendesk, Inc.	65,731	1,513,785

	Shares	Value
Zix Corp. (a)(d)	43,773	$ 200,918
Zynga, Inc. (a)(d)	854,957	2,522,123
		1,193,504,830
Technology Hardware, Storage & Peripherals - 4.1%
3D Systems Corp. (a)(d)	135,851	2,971,061
Apple, Inc.	7,550,116	983,629,067
Astro-Med, Inc.	4,606	65,728
Avid Technology, Inc. (a)	38,570	686,932
Concurrent Computer Corp.	6,675	41,185
Cray, Inc. (a)(d)	56,559	1,729,574
Crossroads Systems, Inc. (a)(d)	9,071	19,593
Dataram Corp. (a)	556	1,145
Diebold, Inc.	89,599	3,062,494
Dot Hill Systems Corp. (a)	109,713	772,380
Electronics for Imaging, Inc. (a)	67,250	2,907,218
EMC Corp.	2,571,659	67,737,498
Hewlett-Packard Co.	2,353,551	78,608,603
Hutchinson Technology, Inc. (a)(d)	41,790	87,341
Imation Corp. (a)	42,037	194,631
Immersion Corp. (a)	59,681	721,543
Intevac, Inc. (a)	17,689	96,228
Lexmark International, Inc. Class A	80,451	3,699,137
NCR Corp. (a)	216,141	6,495,037
NetApp, Inc.	397,664	13,281,978
Nimble Storage, Inc. (a)(d)	33,564	868,636
QLogic Corp. (a)	107,276	1,664,924
Quantum Corp. (a)(d)	334,686	682,759
Qumu Corp. (a)	6,017	45,428
SanDisk Corp.	276,736	18,923,208
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (d)	423,437	23,560,035
Silicon Graphics International Corp. (a)(d)	44,110	283,186
Super Micro Computer, Inc. (a)	48,860	1,634,856
Transact Technologies, Inc.	3,411	22,206
U.S.A. Technologies, Inc. (a)(d)	38,549	125,670
Violin Memory, Inc. (a)(d)	107,011	358,487
Western Digital Corp.	282,509	27,505,076
Xplore Technologies Corp. (a)	2,067	12,898
		1,242,495,742
TOTAL INFORMATION TECHNOLOGY		5,848,245,769
MATERIALS - 3.5%
Chemicals - 2.4%
A. Schulman, Inc. (d)	37,252	1,593,268
Air Products & Chemicals, Inc.	249,053	36,551,018
Airgas, Inc.	87,151	8,884,173
Albemarle Corp. U.S.	144,428	8,687,344
American Vanguard Corp. (d)	32,955	454,120
Ashland, Inc.	82,040	10,451,896
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Axalta Coating Systems	115,135	$ 3,943,374
Axiall Corp.	87,304	3,292,234
Balchem Corp.	41,590	2,348,171
BioAmber, Inc. (a)(d)	11,869	103,854
Cabot Corp.	93,185	3,864,382
Calgon Carbon Corp.	83,129	1,725,758
Celanese Corp. Class A	196,683	13,541,625
CF Industries Holdings, Inc.	62,279	19,672,691
Chase Corp.	7,216	293,908
Chemtura Corp. (a)(d)	110,727	3,073,782
Codexis, Inc. (a)	27,884	115,440
Core Molding Technologies, Inc. (a)	5,919	153,953
Cytec Industries, Inc. (d)	95,278	5,763,366
E.I. du Pont de Nemours & Co.	1,173,037	83,297,357
Eastman Chemical Co.	190,767	14,645,183
Ecolab, Inc.	349,048	40,018,353
Ferro Corp. (a)	111,135	1,685,918
Flotek Industries, Inc. (a)(d)	68,404	785,962
FMC Corp.	170,174	9,728,848
FutureFuel Corp.	31,043	372,516
H.B. Fuller Co. (d)	67,806	2,855,311
Hawkins, Inc.	10,959	446,689
Huntsman Corp.	258,167	5,793,267
Innophos Holdings, Inc.	26,761	1,394,516
Innospec, Inc.	50,796	2,178,132
International Flavors & Fragrances, Inc.	104,451	12,433,847
Intrepid Potash, Inc. (a)(d)	76,176	885,165
KMG Chemicals, Inc.	10,303	306,102
Koppers Holdings, Inc.	30,390	784,670
Kraton Performance Polymers, Inc. (a)	41,276	980,305
Kronos Worldwide, Inc.	34,238	417,704
LSB Industries, Inc. (a)(d)	24,837	1,056,318
LyondellBasell Industries NV Class A	513,008	51,865,109
Marrone Bio Innovations, Inc. (a)(d)	15,737	33,048
Metabolix, Inc. (a)(d)	6,939	30,393
Minerals Technologies, Inc.	52,154	3,510,486
Monsanto Co.	625,895	73,217,197
NewMarket Corp.	14,138	6,509,277
Olin Corp. (d)	99,200	2,900,608
OM Group, Inc.	38,003	1,008,600
OMNOVA Solutions, Inc. (a)	52,644	395,356
Platform Specialty Products Corp. (a)	153,412	4,014,792
PolyOne Corp.	113,750	4,423,738
PPG Industries, Inc.	175,203	40,102,215
Praxair, Inc.	374,377	45,995,958
Quaker Chemical Corp.	17,331	1,479,721
Rayonier Advanced Materials, Inc.	58,598	966,281
Rentech, Inc. (a)(d)	275,223	324,763
RPM International, Inc.	174,175	8,713,975
Senomyx, Inc. (a)(d)	49,192	278,919
Sensient Technologies Corp.	58,886	3,986,582

	Shares	Value
Sherwin-Williams Co.	102,917	$ 29,658,621
Sigma Aldrich Corp.	151,449	21,096,846
Stepan Co.	25,296	1,301,732
The Dow Chemical Co.	1,406,143	73,217,866
The Mosaic Co.	400,089	18,344,081
The Scotts Miracle-Gro Co. Class A	62,435	3,824,768
Trecora Resources (a)	28,770	395,300
Tredegar Corp.	30,682	609,038
Trinseo SA (d)	14,093	411,657
Tronox Ltd. Class A (d)	73,931	1,246,477
Valhi, Inc.	25,435	162,530
Valspar Corp.	93,904	7,837,228
W.R. Grace & Co. (a)	96,180	9,418,907
Westlake Chemical Corp.	54,245	3,824,815
Zep, Inc.	26,320	525,347
		726,212,751
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,829,492
Headwaters, Inc. (a)	105,333	1,999,220
Martin Marietta Materials, Inc.	79,052	11,779,539
U.S. Concrete, Inc. (a)(d)	16,515	624,102
United States Lime & Minerals, Inc.	1,189	70,615
Vulcan Materials Co.	165,437	14,877,749
		35,180,717
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	6,511	325,745
Aptargroup, Inc.	80,686	5,145,346
Avery Dennison Corp.	116,845	7,233,874
Ball Corp.	176,224	12,510,142
Bemis Co., Inc.	135,781	6,237,779
Berry Plastics Group, Inc. (a)	146,880	4,916,074
Crown Holdings, Inc. (a)	177,862	9,833,990
Graphic Packaging Holding Co.	407,056	5,796,477
Greif, Inc. Class A (d)	45,093	1,722,102
MeadWestvaco Corp.	215,485	10,890,612
Myers Industries, Inc.	29,894	516,867
Owens-Illinois, Inc. (a)	211,253	5,048,947
Packaging Corp. of America	125,197	8,661,128
Rock-Tenn Co. Class A	177,704	11,575,639
Sealed Air Corp.	268,656	13,083,547
Silgan Holdings, Inc.	68,205	3,706,260
Sonoco Products Co.	132,134	5,948,673
UFP Technologies, Inc. (a)	2,454	48,663
		113,201,865
Metals & Mining - 0.5%
A.M. Castle & Co. (a)(d)	36,860	221,160
AK Steel Holding Corp. (a)(d)	237,608	1,249,818
Alcoa, Inc.	1,577,845	19,723,063
Allegheny Technologies, Inc.	142,232	4,622,540
Ampco-Pittsburgh Corp.	10,414	171,831
Carpenter Technology Corp.	70,077	2,861,945
Century Aluminum Co. (a)(d)	60,542	676,860
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Cliffs Natural Resources, Inc. (d)	197,662	$ 1,049,585
Coeur d'Alene Mines Corp. (a)(d)	178,852	974,743
Commercial Metals Co.	150,267	2,414,791
Compass Minerals International, Inc.	43,886	3,781,218
Comstock Mining, Inc. (a)	56,723	40,841
Freeport-McMoRan, Inc.	1,346,684	26,462,341
Friedman Industries	2,001	13,407
General Moly, Inc. (a)(d)	60,513	45,324
Globe Specialty Metals, Inc.	84,020	1,624,107
Gold Resource Corp.	67,805	198,669
Golden Minerals Co. (a)(d)	71,014	32,666
Handy & Harman Ltd. (a)	5,646	178,865
Haynes International, Inc.	14,826	699,046
Hecla Mining Co. (d)	450,485	1,401,008
Horsehead Holding Corp. (a)(d)	81,215	1,008,690
Kaiser Aluminum Corp. (d)	23,771	1,928,541
Materion Corp.	26,862	998,998
McEwen Mining, Inc. (a)(d)	267,762	267,762
Mines Management, Inc. (a)(d)	24,109	14,948
Molycorp, Inc. (a)(d)	301,335	159,738
Newmont Mining Corp.	646,454	17,609,407
Noranda Aluminium Holding Corp.	73,305	129,017
Nucor Corp. (d)	411,098	19,444,935
Olympic Steel, Inc.	12,703	222,811
Paramount Gold Nevada Corp. (a)(d)	7,958	12,502
Reliance Steel & Aluminum Co.	109,200	6,966,960
Royal Gold, Inc. (d)	85,360	5,528,767
RTI International Metals, Inc. (a)(d)	38,097	1,343,681
Ryerson Holding Corp. (d)	8,791	72,965
Schnitzer Steel Industries, Inc. Class A	32,409	580,445
Silver Bull Resources, Inc. (a)	60,971	6,707
Solitario Exploration & Royalty Corp. (a)(d)	18,115	12,681
Steel Dynamics, Inc.	311,849	6,801,427
Stillwater Mining Co. (a)(d)	150,988	2,187,816
SunCoke Energy, Inc.	82,551	1,342,279
Synalloy Corp.	8,615	124,745
Timberline Resources Corp. (a)(d)	1,583	981
TimkenSteel Corp.	51,850	1,542,538
U.S. Antimony Corp. (a)	24,962	19,970
United States Steel Corp. (d)	189,689	4,628,412
Universal Stainless & Alloy Products, Inc. (a)	6,659	120,195
Walter Energy, Inc. (d)	65,194	30,843
Worthington Industries, Inc.	71,924	1,957,052
		143,509,641
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	50,323	1,783,447
Clearwater Paper Corp. (a)	24,633	1,478,226
Deltic Timber Corp.	16,011	1,033,350
Domtar Corp. (d)	79,821	3,449,864

	Shares	Value
International Paper Co.	542,056	$ 28,094,762
Kapstone Paper & Packaging Corp. (d)	106,018	2,857,185
Louisiana-Pacific Corp. (a)(d)	182,513	3,301,660
Mercer International, Inc. (SBI) (a)	53,199	754,362
Neenah Paper, Inc.	22,009	1,326,923
P.H. Glatfelter Co.	59,579	1,399,511
Resolute Forest Products (a)(d)	124,589	1,488,839
Schweitzer-Mauduit International, Inc.	39,736	1,603,745
Verso Corp. (a)(d)	23,529	19,058
Wausau-Mosinee Paper Corp.	73,993	723,652
		49,314,584
TOTAL MATERIALS		1,067,419,558
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.9%
8x8, Inc. (a)(d)	108,218	902,538
Alaska Communication Systems Group, Inc. (a)	135,810	328,660
AT&T, Inc.	6,720,974	232,142,442
Atlantic Tele-Network, Inc.	16,949	1,136,430
CenturyLink, Inc.	733,230	24,372,565
Cincinnati Bell, Inc. (a)	238,118	871,512
Cogent Communications Group, Inc.	64,769	2,035,042
Consolidated Communications Holdings, Inc. (d)	61,850	1,281,532
Elephant Talk Communication, Inc. (a)	63,184	24,010
FairPoint Communications, Inc. (a)(d)	43,838	884,651
Frontier Communications Corp.	1,309,305	6,742,921
General Communications, Inc. Class A (a)	33,964	545,801
Globalstar, Inc. (a)(d)	350,014	927,537
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	297,038
IDT Corp. Class B	44,765	805,322
inContact, Inc. (a)(d)	68,590	666,695
Inteliquent, Inc.	40,660	716,836
Intelsat SA (a)(d)	32,748	350,076
Iridium Communications, Inc. (a)(d)	122,967	1,272,708
Level 3 Communications, Inc. (a)	374,188	20,759,950
Lumos Networks Corp.	23,791	339,498
ORBCOMM, Inc. (a)(d)	70,388	481,454
pdvWireless	16,308	772,021
Premiere Global Services, Inc. (a)	64,433	650,773
Straight Path Communications, Inc. Class B (a)(d)	22,382	643,930
Towerstream Corp. (a)(d)	47,502	100,229
Verizon Communications, Inc.	5,374,921	265,736,094
Vonage Holdings Corp. (a)	257,043	1,197,820
Windstream Holdings, Inc. (d)	126,904	1,032,364
Zayo Group Holdings, Inc.	56,193	1,477,314
		569,495,763
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(d)	15,589	140,145
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. rights (a)	51,525	$ 129,843
NTELOS Holdings Corp.	10,948	94,700
RingCentral, Inc. (a)	30,636	523,569
SBA Communications Corp. Class A (a)	163,971	18,333,598
Shenandoah Telecommunications Co.	25,420	798,951
Spok Holdings, Inc.	43,148	748,618
Sprint Corp. (a)(d)	1,006,054	4,678,151
T-Mobile U.S., Inc. (a)	341,575	13,280,436
Telephone & Data Systems, Inc.	127,836	3,795,451
U.S. Cellular Corp. (a)	27,310	1,067,821
		43,591,283
TOTAL TELECOMMUNICATION SERVICES		613,087,046
UTILITIES - 3.0%
Electric Utilities - 1.5%
Allete, Inc.	57,065	2,873,223
American Electric Power Co., Inc.	627,420	35,317,472
Cleco Corp.	79,786	4,328,391
Duke Energy Corp.	916,803	69,429,491
Edison International	419,119	25,486,626
El Paso Electric Co.	52,601	1,913,098
Empire District Electric Co.	52,048	1,214,800
Entergy Corp.	230,314	17,612,112
Eversource Energy	413,047	20,342,565
Exelon Corp.	1,115,094	37,723,630
FirstEnergy Corp.	548,562	19,572,692
Genie Energy Ltd. Class B	17,082	214,208
Great Plains Energy, Inc.	198,778	5,182,142
Hawaiian Electric Industries, Inc.	141,071	4,308,308
IDACORP, Inc.	76,754	4,564,560
ITC Holdings Corp.	206,852	7,299,807
MGE Energy, Inc.	49,873	1,931,581
NextEra Energy, Inc.	573,506	58,692,604
OGE Energy Corp.	256,838	8,090,397
Otter Tail Corp.	51,440	1,389,909
Pepco Holdings, Inc.	325,076	8,858,321
Pinnacle West Capital Corp.	173,049	10,542,145
PNM Resources, Inc.	111,489	2,964,493
Portland General Electric Co. (d)	105,772	3,697,789
PPL Corp.	854,814	29,670,594
Southern Co.	1,175,050	51,337,935
UIL Holdings Corp.	72,886	3,694,591
Unitil Corp.	19,695	666,479
Westar Energy, Inc.	158,635	5,817,145
Xcel Energy, Inc.	639,088	21,760,946
		466,498,054
Gas Utilities - 0.2%
AGL Resources, Inc.	154,913	7,802,968
Atmos Energy Corp.	139,029	7,510,347
Chesapeake Utilities Corp.	17,450	918,394

	Shares	Value
Delta Natural Gas Co., Inc.	3,078	$ 63,468
Gas Natural, Inc.	8,386	83,860
Laclede Group, Inc.	56,728	3,035,515
National Fuel Gas Co. (d)	112,990	7,259,608
New Jersey Resources Corp.	102,480	3,081,574
Northwest Natural Gas Co.	34,699	1,551,045
ONE Gas, Inc. (d)	75,398	3,342,393
Piedmont Natural Gas Co., Inc. (d)	100,435	3,745,221
Questar Corp.	223,693	5,077,831
South Jersey Industries, Inc.	85,148	2,247,056
Southwest Gas Corp.	59,138	3,220,655
UGI Corp.	217,071	8,118,455
WGL Holdings, Inc.	66,091	3,802,876
		60,861,266
Independent Power and Renewable Electricity Producers - 0.2%
American DG Energy, Inc. (a)	24,722	17,553
Black Hills Corp.	56,412	2,695,365
Calpine Corp. (a)	442,546	8,895,175
Dynegy, Inc. (a)	131,292	4,245,983
NRG Energy, Inc. (d)	434,804	10,957,061
NRG Yield, Inc.:
Class A	44,523	1,179,860
Class C (d)	44,523	1,205,238
Ormat Technologies, Inc. (d)	50,068	1,857,523
Pattern Energy Group, Inc. (d)	55,577	1,580,610
Terraform Power, Inc.	41,068	1,648,059
The AES Corp.	885,093	12,037,265
U.S. Geothermal, Inc. (a)	163,207	84,051
Vivint Solar, Inc. (d)	34,907	502,661
		46,906,404
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	8,992,097
Ameren Corp.	309,511	12,451,628
Avista Corp. (d)	75,556	2,417,792
CenterPoint Energy, Inc.	555,411	11,313,722
CMS Energy Corp.	327,283	11,173,442
Consolidated Edison, Inc.	373,556	23,100,703
Dominion Resources, Inc.	763,725	53,857,887
DTE Energy Co.	223,774	17,729,614
Integrys Energy Group, Inc.	105,359	7,576,366
MDU Resources Group, Inc.	267,810	5,607,941
NiSource, Inc.	400,512	18,896,156
NorthWestern Energy Corp. (d)	61,570	3,202,871
PG&E Corp.	613,262	32,791,119
Public Service Enterprise Group, Inc.	663,310	28,276,905
SCANA Corp.	185,122	9,841,086
Sempra Energy	298,505	32,080,332
TECO Energy, Inc.	313,546	5,910,342
Vectren Corp.	101,909	4,338,266
Wisconsin Energy Corp. (d)	322,632	15,576,673
		305,134,942
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.1%
American States Water Co.	52,884	$ 2,032,332
American Water Works Co., Inc.	245,033	12,954,895
Aqua America, Inc.	258,851	6,812,958
Artesian Resources Corp. Class A	8,755	186,657
Cadiz, Inc. (a)(d)	14,651	126,145
California Water Service Group	51,749	1,236,284
Connecticut Water Service, Inc.	5,010	176,603
Middlesex Water Co.	7,054	153,989
Pure Cycle Corp. (a)(d)	17,116	89,688
SJW Corp. (d)	14,844	447,101
York Water Co.	40,150	897,754
		25,114,406
TOTAL UTILITIES		904,515,072
TOTAL COMMON STOCKS (Cost $20,165,359,754)		30,119,873,483
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.2% 6/25/15 to 2/4/16 (e) (Cost $14,992,393)	$ 15,000,000	14,995,625
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	260,285,922	260,285,922
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,867,467,126	1,867,467,126
TOTAL MONEY MARKET FUNDS (Cost $2,127,753,048)		2,127,753,048
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $22,308,105,195)		32,262,622,156
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(1,877,416,200)
NET ASSETS - 100%		$ 30,385,205,956
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
761 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 80,133,300	$ 2,564,572
102 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	15,536,640	373,121
252 CME S&P 500 Index Contracts (United States)	June 2015	132,678,000	3,520,029
250 ICE Russell 2000 Index Contracts (United States)	June 2015	31,107,500	597,598
TOTAL EQUITY INDEX CONTRACTS		$ 259,455,440	$ 7,055,320

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,995,625.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 99,265
Fidelity Securities Lending Cash Central Fund	3,341,687
Total	$ 3,440,952
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,985,048,445	$ 3,985,048,445	$ -	$ -
Consumer Staples	2,486,762,999	2,486,762,999	-	-
Energy	2,204,436,258	2,204,436,254	-	4
Financials	5,291,597,181	5,291,595,720	1,461	-
Health Care	4,436,099,196	4,436,099,196	-	-
Industrials	3,282,661,959	3,282,661,959	-	-
Information Technology	5,848,245,769	5,848,245,769	-	-
Materials	1,067,419,558	1,067,419,558	-	-
Telecommunication Services	613,087,046	612,957,203	-	129,843
Utilities	904,515,072	904,515,072	-	-
U.S. Government and Government Agency Obligations	14,995,625	-	14,995,625	-
Money Market Funds	2,127,753,048	2,127,753,048	-	-
Total Investments in Securities:	$ 32,262,622,156	$ 32,247,495,223	$ 14,997,086	$ 129,847
Derivative Instruments:
Assets
Futures Contracts	$ 7,055,320	$ 7,055,320	$ -	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $22,372,537,076. Net unrealized appreciation aggregated $9,890,085,080, of which $11,086,295,501 related to appreciated investment securities and $1,196,210,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015